UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04694
The American Funds Tax-Exempt Series II
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHO
LDE
R RE
P
ORT
The Tax-Exempt Fund of California®
Class A
 | TAFTX
for the year ended July 31,
2026
This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	0.57%
Management's discussion of fund performance
The fund’s Class A shares gained 5.72% for the year ended July 31, 2026. That result compares with a 5.05% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg California Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results, with security selection added to a lesser extent. Municipal yields rose on the short end of the curve and fell on the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 0.52 years longer, with an overweight to the long end and an underweight to the short end of the curve. An overweight in corporate bonds and an underweight in utility bonds were additive to relative results. Security selection within the special tax and general obligation sectors was particularly beneficial. Investment choices in education and health care bonds also contributed.
Duration and sector decisions detracted from relative results. From a sector perspective, overweights to housing and special tax bonds detracted.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class A (with sales charge) *	1.76%	(0.23) %	1.49%
The Tax-Exempt Fund of California — Class A (without sales charge) *	5.72%	0.54%	1.88%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg California Municipal Index †	5.05%	0.49%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,670
Total number of portfolio holdings	1,851
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	26%
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-020-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER RE
P
ORT
The Tax-Exempt Fund of California®
Class C
 | TECCX
for the year ended July 31,
2026
This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	1.32%
Management's discussion of fund performance
The fund’s Class C shares gained 4.93% for the year ended July 31, 2026. That result compares with a 5.05% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg California Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results, with security selection added to a lesser extent. Municipal yields rose on the short end of the curve and fell on the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 0.52 years longer, with an overweight to the long end and an underweight to the short end of the curve. An overweight in corporate bonds and an underweight in utility bonds were additive to relative results. Security selection within the special tax and general obligation sectors was particularly beneficial. Investment choices in education and health care bonds also contributed.
Duration and sector decisions detracted from relative results. From a sector perspective, overweights to housing and special tax bonds detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class C (with sales charge) *	3.93%	(0.22) %	1.26%
The Tax-Exempt Fund of California — Class C (without sales charge) *	4.93%	(0.22) %	1.26%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg California Municipal Index †	5.05%	0.49%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,670
Total number of portfolio holdings	1,851
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	26%
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-020-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLD
ER
REPORT
The Tax-Exempt Fund of California®
Class F-1
 | TECFX
for the year ended July 31,
2026
This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$69	0.67%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.62% for the year ended July 31, 2026. That result compares with a 5.05% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg California Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results, with security selection added to a lesser extent. Municipal yields rose on the short end of the curve and fell on the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 0.52 years longer, with an overweight to the long end and an underweight to the short end of the curve. An overweight in corporate bonds and an underweight in utility bonds were additive to relative results. Security selection within the special tax and general obligation sectors was particularly beneficial. Investment choices in education and health care bonds also contributed.
Duration and sector decisions detracted from relative results. From a sector perspective, overweights to housing and special tax bonds detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class F-1 *	5.62%	0.45%	1.78%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg California Municipal Index †	5.05%	0.49%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,670
Total number of portfolio holdings	1,851
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	26%
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-020-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Tax-Exempt Fund of California®
Class F-2
 | TEFEX
for the year ended July 31,
2026
This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$41	0.40%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.90% for the year ended July 31, 2026. That result compares with a 5.05% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg California Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results, with security selection added to a lesser extent. Municipal yields rose on the short end of the curve and fell on the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 0.52 years longer, with an overweight to the long end and an underweight to the short end of the curve. An overweight in corporate bonds and an underweight in utility bonds were additive to relative results. Security selection within the special tax and general obligation sectors was particularly beneficial. Investment choices in education and health care bonds also contributed.
Duration and sector decisions detracted from relative results. From a sector perspective, overweights to housing and special tax bonds detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Fund of California — Class F-2 *	5.90%	0.72%	2.05%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
Bloomberg California Municipal Index †	5.05%	0.49%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,670
Total number of portfolio holdings	1,851
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	26%
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-020-0926 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Tax-Exempt Fund of California®
Class F-3
 | EXCAX
for the year ended July 31,
2026
This annual shareholder report contains important information about The Tax-Exempt Fund of California (the "fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$31	0.30%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.01% for the year ended July 31, 2026. That result compares with a 5.05% gain for the Bloomberg California Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund’s fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
Both the fund and the benchmark (the Bloomberg California Municipal Index) generated positive absolute results over the period. Curve positioning was the primary contributor to relative results, with security selection added to a lesser extent. Municipal yields rose on the short end of the curve and fell on the long end. The fund maintained a modest long-duration position relative to the benchmark, averaging 0.52 years longer, with an overweight to the long end and an underweight to the short end of the curve. An overweight in corporate bonds and an underweight in utility bonds were additive to relative results. Security selection within the special tax and general obligation sectors was particularly beneficial. Investment choices in education and health care bonds also contributed.
Duration and sector decisions detracted from relative results. From a sector perspective, overweights to housing and special tax bonds detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Tax-Exempt Fund of California — Class F-3 2	6.01%	0.82%	2.66%
Bloomberg Municipal Bond Index 3	5.27%	0.51%	2.43%
Bloomberg California Municipal Index 3	5.05%	0.49%	2.44%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,670
Total number of portfolio holdings	1,851
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate	26%
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-020-0926 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
July 31, 2026	77,000	None	10,000	None
July 31, 2025	75,000	None	9,000	None
Adviser and Affiliates2
July 31, 2026	Not Applicable	None	None	None
July 31, 2025	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
July 31, 2026	10,000
July 31, 2025	9,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Tax-Exempt Income Funds
Financial Statements and Other Information N-CSR Items 7-11
for the year ended July 31, 2026
Lit. No. MFGEFP4-965-0926 © 2026 Capital Group. All rights reserved.

American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 90.62%	Principal amount (000)	Value (000)
Alabama 4.60%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.00% 6/1/2030	USD2,000	$2,072
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 12/1/2030	1,500	1,554
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-G, 5.00% 6/1/2031	16,000	16,706
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 12/1/2031	11,250	11,703
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	5,020	5,195
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	6,000	6,041
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	1,395	1,465
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	2,000	2,046
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	1,000	1,036
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	8,045	8,341
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	13,500	13,619
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	1,960	2,039
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	4,595	4,626
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)	440	457
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	2,350	2,483
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	1,670	1,772
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 9/1/2033 (preref. 9/1/2026)	1,500	1,503
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-A, 4.00% 6/1/2037 (preref. 9/1/2027)	1,780	1,803
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	485	498
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Forest Hills Village Project), Series 2024-A, 5.00% 11/1/2027 (put 11/1/2026)	1,155	1,160
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Fred Marshall Project), Series 2025-F, 3.15% 12/1/2028 (put 6/1/2028)	550	550
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	2,435	2,508
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2008, 2.75% 7/15/2034 (put 3/15/2029)	1,035	1,024
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	450	448
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	5,005	5,105
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-C, 5.00% 5/1/2055 (put 2/1/2031)	8,115	8,562
Southeast Energy Auth., Cooperative Dist. Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	2,000	2,109
Southeast Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 1), Series 2024-A, 5.00% 8/1/2054 (put 4/1/2032)	2,400	2,513
		108,938
Alaska 0.56%
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 10/1/2026	300	301
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 12/1/2044	1,715	1,694
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2022-C, 5.75% 12/1/2052	865	910
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	375	401
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2026	725	730
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2027	590	601
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2027	600	617
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	950	950
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026	1,500	1,505
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2029	3,185	3,358
North Slope Borough, GO Bonds, Series 2025, 5.00% 6/30/2027	2,075	2,117
		13,184
Arizona 1.83%
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.00% 7/1/2046	570	545
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2027	500	508
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2030	1,000	1,066

1	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	USD2,950	$3,050
Industrial Dev. Auth., Multi Family Housing Bonds (Ironwood Ranch Apartments Project), Series 2024, 5.00% 2/1/2058 (put 9/1/2026)	1,000	1,001
Industrial Dev. Auth., Multi Family Housing Bonds (The Ranches at Gunsmoke Project), Series 2024, 5.00% 3/1/2058 (put 11/1/2026)	1,000	1,005
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	12,425	12,523
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 0.914% 5/20/2033 (a)(b)	255	8
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2026	1,500	1,511
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2033	2,875	3,126
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	390	393
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2023-A, 5.00% 1/1/2053 (put 5/15/2028)	455	469
City of Mesa, Utility Systems Rev. Obligations, Series 2026-B, 5.00% 7/1/2027	2,045	2,088
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2029	1,350	1,417
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	1,665	1,670
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2028	2,000	2,090
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2029	3,025	3,210
County of Pinal, Pledged Rev. Ref. Obligations, Series 2025, BAM, 5.00% 8/1/2028	725	757
County of Pinal, Pledged Rev. Ref. Obligations, Series 2025, BAM, 5.00% 8/1/2029	750	797
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2029	1,775	1,888
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2026, 5.00% 7/1/2033	1,000	1,115
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2033	500	555
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 6/1/2027	2,000	2,038
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	450	439
		43,269
California 10.14%
Alvord Unified School Dist., GO Bonds, 2007 Election, CAB, Series 2011-B, AGI, 0% 8/1/2036	2,000	1,337
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2017, 4.00% 8/1/2046	4,000	4,032
Barstow Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2004-B, NATL, 0% 8/1/2028	1,000	945
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.46% 4/1/2056 (put 4/1/2027) (b)	200	199
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2031	1,000	1,075
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	945	940
Clovis Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2002-B, NATL, 0% 8/1/2027	1,350	1,315
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2031	565	480
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	5,670	5,669
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	6,755	7,003
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	2,435	2,537
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	6,655	6,947
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)	1,500	1,555
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	825	864
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	8,345	8,726
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	4,465	4,591
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	1,000	1,020
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	1,305	1,344

American Funds Tax-Exempt Income Funds	2

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 11/1/2028	USD1,000	$937
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2025-V-4, 5.00% 3/1/2055 (put 3/1/2032)	560	623
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.50% 8/1/2026	450	450
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2032	400	419
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.90% 1/15/2027	3,000	3,043
GO Bonds, Series 2020, 4.00% 3/1/2028	500	512
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2029	120	127
GO Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	1,305	1,306
Hayward Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2029	410	439
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	110	110
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 10/1/2039 (put 10/1/2027)	1,000	1,022
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2023-A-2, 3.20% 8/1/2063 (put 8/1/2032)	475	468
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Symphony at Del Sur), Series 2023-V, 5.00% 5/1/2054 (put 11/1/2026)	695	696
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2028	1,490	1,515
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2030	175	189
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2031	700	768
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2030	1,030	913
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2027	1,230	1,251
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.00% 5/15/2030	800	865
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2028	3,615	3,744
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028	500	518
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-G, AMT, 5.00% 5/15/2028	2,100	2,175
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2029	5,165	5,435
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2027	675	688
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	3,475	3,576
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2029	1,915	2,022
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2030	750	802
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	6,610	7,010
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	1,260	1,373
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	215	230
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2031	1,750	1,892
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2033	505	554
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2027	625	637
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2031	2,500	2,756
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2032	1,770	1,971
Madera Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2007, NATL, 0% 8/1/2028	1,680	1,582
Manteca Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006, NATL, 0% 8/1/2031	1,250	1,058
Monrovia Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, AGI, 0% 8/1/2029	1,150	1,047
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2029	1,800	1,925
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Asteria Flats), Series 2026-A, 3.00% 6/1/2045 (put 12/1/2029)	240	238
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Martha Gardens Apartments), Series 2024-A-2, 3.45% 12/1/2029 (put 12/1/2028)	1,920	1,929
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Olive Park Apartments), Series 2026-A-1, 2.95% 9/1/2056 (put 8/1/2029)	625	620
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Palmdale Family Apartments), Series 2025-A-1, 2.95% 1/1/2056 (put 1/1/2028)	7,960	7,942
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Paseo Senter II), Series 2026-A-2, 2.90% 8/1/2030 (put 8/1/2028)	1,125	1,120
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	1,690	1,759

3	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-B, 5.00% 6/30/2032	USD1,550	$1,652
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	5,080	5,257
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	2,750	2,753
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 3.30% 2/1/2039 (put 2/1/2028) (c)	1,755	1,755
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	3,110	3,118
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	5,280	5,131
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2029	7,650	6,954
North Natomas Community Facs. Dist. No. 4, Special Tax Rev. Ref. Bonds, Series 2023-G, AGI, 5.00% 9/1/2028	1,500	1,568
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2028 (escrowed to maturity)	30	31
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029	615	644
Peralta Community College Dist., GO Bonds, 2018 Election, Series 2025-C-1, 5.00% 8/1/2026	5,000	5,000
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029)	2,000	2,022
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2027	1,550	1,599
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2016-C, 4.00% 11/1/2031	1,560	1,562
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2032	7,265	8,065
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2026	500	501
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2029	1,300	1,388
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2030	340	299
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Green Bonds, Series 2025-J, 5.00% 8/15/2055 (put 10/15/2031)	1,015	1,106
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2027	685	699
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,000	1,004
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2028	1,570	1,632
San Diego Unified School Dist., GO Bonds, CAB, Series 2009-1, 0% 7/1/2030 (escrowed to maturity)	1,800	1,598
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-G, AMT, 5.00% 5/1/2027	780	792
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-B-2, 5.00% 5/1/2030	1,000	1,079
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	1,515	1,559
San Francisco Unified School Dist., GO Bonds, 2016 Election, Series 2022-C, 5.00% 6/15/2027	1,175	1,200
San Mateo Union High School Dist., GO Rev. Ref. Bonds, Series 2026, 5.00% 9/1/2029	2,315	2,485
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2029	1,150	1,152
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2025-B, 3.70% 7/1/2040 (put 7/1/2027)	7,800	7,806
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	1,500	1,584
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-A, 5.00% 10/1/2028 (c)	15,500	16,139
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (c)	3,000	3,265
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2027	800	820
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A-1, 5.00% 6/1/2027	1,605	1,634
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028	750	777
Tulare Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2004-A, NATL, 0% 8/1/2026	500	500
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2030	2,750	2,755
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, NATL, 0% 8/1/2028	500	472
Regents of the University of California, General Rev. Bonds, Series 2026-CF, 5.00% 11/15/2032	3,000	3,336
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	1,985	2,063
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2030	1,250	1,346
Various Purpose GO Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2031	5,870	6,462
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2033	1,300	1,454
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	1,085	1,141
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	485	487

American Funds Tax-Exempt Income Funds	4

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	USD1,770	$1,757
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	255	266
Walnut Valley Unified School Dist., GO Bonds, CAB, 2007 Election, Series 2011-B, 0% 8/1/2031	1,030	837
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 12/1/2033 (preref. 12/1/2026)	230	232
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 12/1/2033 (preref. 12/1/2027)	245	253
Wright Elementary School Dist., GO Bonds, CAB, Series 2003-A, NATL, 0% 8/1/2028	320	300
		240,126
Colorado 2.01%
Adams County School Dist. No. 14, GO Bonds, Series 2025, 5.00% 12/1/2033	1,180	1,318
Bridge and Tunnel Enterprise, Infrastructure Rev. Bonds, Series 2025-A, AGI, 5.00% 12/1/2031	1,000	1,092
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2027	1,000	1,028
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2029	400	424
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2028	200	209
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2029	200	211
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2031	200	216
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2032	250	271
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2033	250	273
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2034	250	274
City of Colorado Springs, Multi Family Housing Rev. Bonds (Bradley Ridge Apartments Project), Series 2025, 3.15% 12/1/2045 (put 12/1/2029)	2,610	2,575
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2027	1,995	2,049
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028	4,500	4,690
City and County of Denver, Airport System Rev. Bonds, Series 2022-B, 5.00% 11/15/2028	125	131
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2029	1,000	1,039
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2031	1,625	1,682
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2029	2,000	2,112
E-470 Public Highway Auth., Rev. Bonds, Series 2026-B, (3-month USD-SOFR x 0.67 + 0.70%) 3.145% 9/1/2039 (put 9/1/2028) (b)	1,235	1,232
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2016, 5.00% 9/1/2046 (preref. 9/1/2026)	125	125
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2032	1,610	1,734
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2026	740	744
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2027	800	818
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2028	1,000	1,036
Housing and Fin. Auth., Multi Family Housing Bonds, Series 2024-B-2, Class I, 3.10% 10/1/2027	5,295	5,302
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Creekside Flats Project), Series 2026, 3.00% 5/1/2048 (put 11/1/2029)	860	846
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	105	105
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048	115	115
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	210	211
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	1,585	1,593
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	320	322
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	935	923
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	1,265	1,246
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	3,300	3,254
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052	3,050	3,148
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	1,110	1,195
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-F, Class I, 6.50% 5/1/2055	1,630	1,814
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-H, Class I, 6.25% 5/1/2057	575	639

5	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Joint School Dists. No. 28J, GO Bonds, Series 2025, 5.50% 12/1/2026	USD1,000	$1,010
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2027	205	208
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2029	400	415
		47,629
Connecticut 0.90%
Aquarion Water Auth., Water System Rev. Bonds, Series 2026-B, 5.25% 2/1/2029	1,480	1,561
Aquarion Water Auth., Water System Rev. Bonds, Series 2026-A, 5.00% 8/1/2030	2,000	2,140
Aquarion Water Auth., Water System Rev. Bonds, Series 2026-A, 5.00% 8/1/2031	1,250	1,353
GO Bonds, Series 2021-A, 4.00% 1/15/2028	1,455	1,483
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2028	925	960
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	750	764
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	545	562
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2028	495	513
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	560	582
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2029	1,590	1,666
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2030	440	460
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2030	1,840	1,941
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2031	2,500	2,650
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	1,040	996
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 4.25% 11/15/2043	200	191
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 4.25% 11/15/2043	150	143
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	290	290
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	255	256
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	245	245
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047	215	215
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	100	100
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047	130	130
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049	755	742
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	465	460
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	775	818
		21,221
Delaware 0.10%
GO Bonds, Series 2024-A, 5.00% 5/1/2028	1,375	1,432
GO Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2028	1,005	1,050
		2,482
District of Columbia 1.30%
GO Bonds, Series 2026-A, 5.00% 6/1/2029	2,320	2,461
GO Bonds, Series 2021-D, 5.00% 2/1/2030	700	750
GO Bonds, Series 2024-A, 5.00% 8/1/2030	490	529
GO Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2027	1,760	1,795
GO Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2028	1,185	1,234
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2035	800	802
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	1,590	1,631

American Funds Tax-Exempt Income Funds	6

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	USD695	$712
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Wagner Senior Residences Project), Series 2025-A, 2.95% 9/1/2028	1,500	1,493
Housing Fin. Agcy., Multi Family Rev. Bonds, Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	1,000	998
Income Tax Secured Rev. Ref. Bonds, Series 2019-C, 5.00% 10/1/2026	3,385	3,398
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2031	1,795	1,956
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026	1,000	1,003
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2026	1,500	1,505
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2026	2,000	2,007
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	1,000	1,024
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027	490	502
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 10/1/2028	1,375	1,405
Metropolitan Washington DC Airports Auth., Rev and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2028	1,500	1,560
Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2022-E, 3.00% 10/1/2057 (put 10/1/2027)	4,000	3,989
		30,754
Florida 3.50%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2025-B-3, 3.625% 10/1/2030	520	520
County of Brevard, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Emerald Place Apartments), Series 2025, 3.30% 2/1/2028 (put 2/1/2027)	1,285	1,285
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2026	1,535	1,537
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2028	3,430	3,574
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2029	1,750	1,857
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2030	2,500	2,689
Board of Education, Lottery Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2027	3,175	3,180
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2040 (preref. 6/1/2027)	1,200	1,213
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2042 (preref. 6/1/2027)	1,985	2,007
Florida Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Amberwood Lofts), Series 2026-J, 3.00% 7/1/2044 (put 7/1/2029)	2,385	2,355
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-A, AMT, 5.00% 10/1/2029 (preref. 10/1/2026)	1,000	1,003
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2030 (preref. 10/1/2027)	1,025	1,051
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Everglades Townhomes), Series 2023, 2.80% 2/1/2027	1,000	998
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Lakewood Terrace Apartments), Series 2026, 2.90% 7/1/2043 (put 7/1/2028)	835	828
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	110	110
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	250	251
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	150	148
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	300	300
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	2,975	2,926
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2022-1, 3.50% 7/1/2052	510	508
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	870	934
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	380	412
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	825	901
Housing Fin. Corp., Multi Family Mortgage Housing Rev. Bonds (Arbours at Emerald Springs), Series 2025-L, 3.15% 12/1/2028 (put 12/1/2027)	355	355
Housing Fin. Corp., Multi Family Mortgage Housing Rev. Bonds (Brownsville Transit Village V), Series 2024-B, 3.35% 10/1/2027 (put 10/1/2026)	1,235	1,236
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Capri Place), Series 2026-A, 3.00% 2/1/2044 (put 8/1/2029)	725	717
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Mariposa Grove), Series 2025-R, 3.15% 1/1/2044 (put 1/1/2029)	3,110	3,102

7	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Residences at Marina Village), Series 2025-S, 2.85% 10/1/2043 (put 10/1/2028)	USD2,980	$2,954
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Southward Village CNI Phase 2), Series 2025-T, 3.20% 12/1/2044 (put 12/1/2028)	2,010	2,007
Jacksonville Housing Fin. Auth., Multi Family Housing Rev. Bonds (Egret Landing), Series 2025, 3.40% 7/1/2058 (put 7/1/2028)	1,400	1,402
Jacksonville Housing Fin. Auth., Multi Family Housing Rev. Bonds (Village At Lake Forest), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	5,170	5,145
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2029	350	369
County of Lee, Airport Rev. Bonds, Series 2026-A-2, AMT, 5.00% 10/1/2056 (put 10/1/2031)	865	915
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (5300-5360 Summerlin), Series 2026, 2.65% 12/1/2047 (put 9/1/2029)	620	605
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Avella North Port), Series 2026, 2.95% 1/1/2060 (put 7/1/2029)	1,975	1,959
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Ekos on Evans), Series 2025, 3.50% 12/1/2042 (put 12/1/2027)	2,850	2,858
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2028	55	56
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029	1,665	1,753
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	1,000	1,076
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Bonita Pointe), Series 2026, FHA, 2.65% 4/1/2029 (put 4/1/2028)	1,095	1,082
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Residences At Palm Court), Series 2025-B, 2.95% 9/1/2029 (put 9/1/2028)	1,490	1,476
County of Miami-Dade, Seaport Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2030	2,670	2,822
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2025, AGI, 5.00% 10/1/2030	5,000	5,330
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2026	500	502
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2028	1,560	1,623
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2033	3,000	3,263
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2024-A, 5.00% 10/1/2031	500	548
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2024-A, 5.00% 10/1/2032	500	553
Osceola County Housing Fin. Auth., Multi Family Housing Rev. Bonds (Crestwood Apartments), Series 2026-B, 2.65% 9/1/2043 (put 9/1/2028)	490	484
County of Pinellas, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Indigo Apartments), Series 2025, 3.40% 7/1/2028 (put 7/1/2027)	2,605	2,613
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2016-A, 5.00% 7/1/2027	315	316
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2018-B, 5.00% 7/1/2027	445	455
Dept. of Transportation, Turnpike Rev. Bonds, Series 2025-D, 5.00% 7/1/2028	4,165	4,345
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029 (c)	265	266
		82,774
Georgia 2.12%
Athens Housing Auth., Multi Family Housing Rev. Bonds, (North Downtown Athens Phase II), Series 2025, 3.23% 6/1/2045 (put 6/1/2029)	2,305	2,304
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2027	430	439
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 7/1/2028	665	689
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Auburn Square), Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	1,675	1,674
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Garson Drive Project), Series 2026, 3.05% 1/1/2045 (put 7/1/2030)	305	299
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Martin House), Series 2025, 3.20% 5/1/2029 (put 5/1/2028)	2,600	2,600
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (Metropolitan Place), Series 2024, 2.99% 10/1/2042 (put 10/1/2027)	5,600	5,577
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (North Block), Series 2025, 3.40% 2/1/2029 (put 2/1/2028)	1,050	1,053
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Green Bonds, Series 2026, 5.00% 11/1/2031	2,000	2,196

American Funds Tax-Exempt Income Funds	8

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 1997-1, 1.80% 9/1/2029	USD560	$523
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-01, 2.90% 12/1/2049 (put 8/21/2029)	6,155	6,101
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	945	948
City of Columbus, Housing Auth., Multi Family Housing Rev. Bonds (HACG RAD II Project), Series 2025, 3.30% 11/1/2028 (put 11/1/2027)	875	877
City of Decatur, Housing Auth., Multi Family Housing Rev. Bonds (Philips Tower Project), Series 2025, 3.25% 9/1/2028 (put 9/1/2027)	1,050	1,051
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Villas at Friendly Heights Project), Series 2026, 2.95% 8/1/2029 (put 8/1/2028)	640	639
County of Fayette, Dev. Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2026	440	441
County of Fayette, Dev. Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2027	670	682
GO Rev. Ref. Bonds, Series 2016-E, 5.00% 12/1/2027	750	756
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	1,245	1,246
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	505	516
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,500	1,566
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	1,250	1,261
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (c)	3,250	3,250
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	1,145	1,204
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	4,695	4,976
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 4.00% 1/1/2027	270	271
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2030	300	319
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2027	220	222
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, AGI, 5.00% 7/1/2029	500	528
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, AGI, 5.00% 7/1/2030	500	536
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, AGI, 5.00% 7/1/2031	500	542
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2027	200	201
Municipal Electric Auth., Project One Bonds, Series 2016-A, BAM, 5.00% 1/1/2028	2,000	2,011
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2028	1,285	1,326
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2028	400	414
Savannah Econ. Dev. Auth., Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	925	919
		50,157
Guam 0.04%
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2028	1,000	1,030
Hawaii 0.20%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029	1,000	1,036
GO Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2028	2,080	2,088
Highway Rev. Bonds, Series 2026-A, 5.00% 1/1/2031	1,500	1,630
		4,754
Idaho 0.20%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2027	200	203
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2028	260	268
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2029	165	173
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2018-A, 5.00% 3/1/2037	280	286
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050	275	277
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	2,195	2,389
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2026-A, 6.00% 1/1/2057	1,135	1,255
		4,851

9	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois 3.17%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2027	USD1,950	$1,994
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2027	4,500	4,538
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2028	4,045	4,161
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2031	1,110	1,184
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2029	1,225	1,296
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2030	1,885	2,006
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2029	2,575	2,727
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2030	1,005	1,076
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2030	3,570	3,824
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2031	1,455	1,583
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2003-A, NATL, 6.00% 7/1/2029	770	812
County of Cook, GO Rev. Ref. Bonds, Series 2022-A, 5.00% 11/15/2029	3,005	3,189
County of Cook, Sales Tax Rev. Bonds, Series 2024, 5.00% 11/15/2028	1,000	1,047
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2029	270	280
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2031	190	200
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	470	455
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	1,900	1,913
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)	1,285	1,286
Fin. Auth., Rev. Bonds (Rush University For Health), Series 2025-A, 5.00% 11/15/2030	6,250	6,589
Fin. Auth., Rev. Ref. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 1/1/2030	1,210	1,292
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	4,685	4,690
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 3.875% 5/1/2040 (put 9/1/2028)	1,370	1,387
GO Bonds, Series 2025-C, 5.25% 9/1/2032	3,000	3,297
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2023, 2.80% 8/1/2028 (put 4/1/2028)	345	343
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2026, 2.80% 4/1/2029 (put 4/1/2028)	680	675
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Lakeside Tower), Series 2025-B, 3.15% 8/1/2029 (put 8/1/2028)	610	610
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Walden Oaks), Series 2024, 5.00% 10/1/2027 (put 10/1/2026)	1,450	1,454
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, FHA, 3.60% 8/1/2032 (put 8/1/2028)	1,175	1,182
Housing Dev. Auth., Rev. Bonds, Series 2019-C, 4.00% 10/1/2049	140	141
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	105	106
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 4/1/2050	985	986
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	2,485	2,446
Housing Dev. Auth., Rev. Bonds, Series 2023-H, 5.75% 10/1/2053	1,990	2,100
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	460	492
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2031	3,000	2,516
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2026	2,470	2,478
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2027	470	475
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2027	100	102
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027	675	676
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2027	2,500	2,558
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2017-A, 5.00% 1/1/2027	1,000	1,009

American Funds Tax-Exempt Income Funds	10

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2029	USD1,930	$2,020
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 1/1/2040	1,275	1,279
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2029	600	630
		75,104
Indiana 1.64%
Fin. Auth., Highway Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2030 (preref. 12/1/2027)	1,135	1,170
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2028	1,665	1,743
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2029	3,000	3,185
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2027	330	334
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2028	425	440
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2/1/2030	1,385	1,456
Housing and Community Dev. Auth., Multi Family Housing Rev. Bonds, Series 2025-A, 2.90% 3/1/2029 (put 3/1/2028)	1,780	1,771
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 7/1/2048	690	692
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 7/1/2048	550	553
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	105	105
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	335	331
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	1,285	1,258
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	285	294
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	1,450	1,526
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2027	1,500	1,515
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2028	1,350	1,378
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2028	255	260
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2029	1,225	1,258
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2029	340	349
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2034	340	351
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	205	192
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2028	3,110	3,188
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2029	2,290	2,388
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 1/1/2028	300	301
City of Indianapolis, Water System Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2028	4,000	4,014
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2028	700	720
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	4,000	4,087
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	1,000	1,022
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019, AMT, 4.00% 12/1/2044 (put 6/10/2033)	2,910	2,907
		38,788
Iowa 1.05%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	155	154
PEFA, Inc., Gas Project Rev. Bonds, Series 2026-A, 5.00% 4/1/2029	575	594
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	18,345	18,372
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2026	600	604
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2027	1,000	1,025
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	435	451
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2028	585	607
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2030	720	762

11	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa (continued)
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2031	USD725	$764
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2032	725	763
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	845	825
		24,921
Kansas 0.20%
Dev. Fin. Auth., Multi Family Rev. Bonds (Emerald Apartments), Series 2026-C, 3.10% 9/1/2028 (put 9/1/2027)	750	750
Dev. Fin. Auth., Multi Family Rev. Bonds (Seasons), Series 2025-F, 2.95% 9/1/2059 (put 9/1/2027)	2,375	2,366
City of Wichita, Multi Family Housing Rev. Bonds (Market Centre Apartments), Series 2025-4, 3.15% 2/1/2030 (put 2/1/2029)	1,640	1,637
		4,753
Kentucky 2.49%
County of Carroll, Environmental Facs., Rev. Bonds (Kentucky Utilities Co. Project), Series 2004-A, AMT, 1.75% 10/1/2034 (put 9/1/2026)	2,000	1,996
County of Carroll, Environmental Facs., Rev. Bonds (Kentucky Utilities Co. Project), Series 2016-A, 1.55% 9/1/2042 (put 9/1/2026)	2,000	1,997
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2028	125	117
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2032	1,530	1,567
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	1,920	1,903
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	2,030	2,033
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood III Rural Housing Portfolio), Series 2024, 3.50% 7/1/2028 (put 7/1/2027)	3,000	3,007
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	480	526
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	280	302
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2026-A, 5.00% 10/1/2029	4,120	4,347
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	2,000	2,007
Municipal Power Agcy., Power System Rev. Ref. Bonds (Prairie State Project), Series 2026-B, 5.00% 9/1/2028	1,330	1,382
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2027	300	307
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2028	160	167
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2029	340	359
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2030	320	342
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-2, (USD-SOFR x 0.67 + 1.20%) 3.645% 8/1/2052 (put 8/1/2030) (b)	570	573
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	4,305	4,328
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	5,865	6,079
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029	625	644
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2030	525	544
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	1,615	1,706
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	8,015	8,351
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2055 (put 12/1/2029)	4,465	4,696
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 135), Series 2026-B, 5.00% 3/1/2028	4,350	4,504
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 135), Series 2026-B, 5.00% 3/1/2029	3,000	3,165
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)	1,975	1,923
		58,872
Louisiana 1.20%
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	3,000	2,869
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Phase II Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	2,200	2,227
Housing Corp., Multi Family Housing Rev. Bonds (BW Cooper Senior Project), Series 2025, 3.20% 8/1/2029 (put 8/1/2028)	1,085	1,085
Housing Corp., Multi Family Housing Rev. Bonds (Capstone at Covington Place Project), Series 2025, 3.10% 5/1/2043 (put 5/1/2028)	1,375	1,375

American Funds Tax-Exempt Income Funds	12

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	USD1,445	$1,446
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	6,010	5,952
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	540	577
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2027	400	404
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2029	700	733
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2024, BAM, 5.00% 2/1/2030	925	984
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	475	507
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2034	4,000	4,037
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-D, 3.00% 6/1/2037 (put 7/2/2029)	4,690	4,660
Parish of Tangipahoa, Hospital Service Dist. No. 1, Hospital Rev. Ref. Bonds (North Oaks Health System Project), Series 2021, 5.00% 2/1/2027	1,500	1,512
		28,368
Maine 0.26%
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.00% 12/1/2032	1,170	1,214
Housing Auth., Mortgage Purchase Bonds, Series 2021-D, 3.00% 11/15/2051	2,135	2,107
Housing Auth., Mortgage Purchase Bonds, Series 2026-C, 6.25% 11/15/2056	2,615	2,898
		6,219
Maryland 1.65%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	1,020	1,030
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 9/1/2048	435	438
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	350	349
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	385	385
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	2,245	2,228
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	2,175	2,149
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 3.00% 9/1/2051	700	693
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	2,472	2,432
GO Bonds, State and Local Facs. Loan of 2017, Series 2017-A-2, 5.00% 8/1/2028	1,535	1,570
GO Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2034	1,000	1,125
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-A-1, 5.00% 6/1/2029	325	345
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-B-1, 5.00% 8/1/2029	650	692
County of Harford, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 10/1/2027	5,370	5,519
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2032	1,115	1,148
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2042	1,500	1,455
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	685	685
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049	945	946
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 8/1/2028	3,830	4,006
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2018-A, 5.00% 7/15/2029	585	610
County of Prince George, GO Consolidated Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2028	5,830	6,095

13	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Dept. of Transportation, Consolidated Transportation Bonds, Series 2019, 5.00% 10/1/2026	USD635	$637
Dept. of Transportation, Consolidated Transportation Bonds, Series 2025-B, 5.00% 10/1/2029	1,300	1,386
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2025-C, 5.00% 11/1/2029	2,855	3,048
		38,971
Massachusetts 1.42%
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-A, 5.00% 2/1/2027	500	506
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-B, 5.00% 2/1/2027	500	506
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2022, 5.00% 2/1/2027	750	759
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2026-B-2, 5.00% 10/1/2042 (put 10/1/2031)	2,125	2,315
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2028	9,335	9,673
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2031	9,105	9,912
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2033	1,085	1,207
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	50	50
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	145	118
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	2,490	2,413
Housing Fin. Agcy., Housing Green Bonds, Series 2022-D-3, FHA, 3.35% 6/1/2027	1,710	1,710
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	555	546
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	215	222
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2026-D, 5.00% 8/1/2029	3,500	3,729
		33,666
Michigan 2.00%
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	215	224
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2029	1,000	1,051
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 11/15/2029	1,140	1,200
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2031	1,425	1,527
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2032	1,150	1,239
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2033	1,000	1,081
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-F-6, 4.00% 11/15/2047 (preref. 11/15/2026)	2,045	2,052
Housing Dev. Auth., Multi Family Housing Rev. Bonds (4401 Rosa Parks Apartments Project), Series 2025, 5.00% 2/1/2028 (put 2/1/2027)	5,310	5,360
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Kalamazoo Community Courtyard Project), Series 2025, 5.00% 12/1/2027 (put 12/1/2026)	2,000	2,012
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, FHA, 5.00% 8/1/2027 (put 8/1/2026)	7,070	7,070
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	3,000	2,974
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Trumbull Apartments Project), Series 2026, 4.00% 10/1/2029 (put 10/1/2028)	700	711
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	270	270
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	735	736
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	1,140	1,146
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	1,540	1,535
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	1,810	1,784
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	1,800	1,863
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	3,855	4,041
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	1,835	1,987
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2025-A, 6.25% 12/1/2055	6,780	7,400
		47,263
Minnesota 1.17%
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-B, 5.00% 8/1/2028	500	523
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	45	45
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	70	70
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	85	85
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 1/1/2049	1,000	1,009
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	610	608
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 7/1/2050	500	498

American Funds Tax-Exempt Income Funds	14

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	USD1,955	$1,931
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	340	335
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	2,760	2,714
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	2,385	2,342
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	1,695	1,670
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	3,215	3,145
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053	705	744
City of Rochester, Multi Family Housing Rev. Bonds (The Commons at Bear Creek), Series 2026, 2.95% 1/1/2060 (put 2/1/2029)	2,390	2,379
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2028	3,475	3,632
Various Purpose GO Bonds, Series 2025-D, 5.00% 8/1/2028	3,735	3,904
County of Washington, Community Dev. Agcy., Multi Family Housing Rev. Bonds (Red Rock Manor Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	2,125	2,125
		27,759
Missouri 1.19%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2032	900	975
Highways and Transportation Commission, State Road Bonds (State Appropriations Mega Projects), Series 2025-A, 5.00% 5/1/2027	805	819
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	185	185
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049	500	502
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	1,145	1,140
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	385	383
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-D, 3.25% 5/1/2051	2,085	2,064
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	595	584
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	2,415	2,374
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	570	562
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	895	990
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	2,390	2,577
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	590	639
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-F, 6.00% 5/1/2056	2,790	3,028
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-C, 6.00% 5/1/2057	5,845	6,464
Kansas City Area Transportation Auth., Multi Family Housing Rev. Bonds (Mabion Fac.), Series 2024-A, 3.05% 10/1/2045 (put 10/1/2027)	4,215	4,215
City of St. Louis, Industrial Dev. Auth., Multi Family Rev. Bonds (The Brewery Apartments), Series 2025, 3.15% 4/1/2046 (put 4/1/2028)	620	620
		28,121
Montana 0.39%
Board of Housing, Multi Family Housing Rev. Bonds (Aurora Apartments), Series 2024, 3.32% 7/1/2046 (put 2/1/2028)	4,355	4,367
Board of Housing, Multi Family Housing Rev. Bonds (Franklin School Apartments Project), Series 2025-A, 3.625% 10/1/2028 (put 10/1/2026)	1,000	1,000
Board of Housing, Multi Family Housing Rev. Bonds (Hidden Creek 4 Project), Series 2026, 3.05% 11/1/2046 (put 5/1/2029)	685	679
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	1,084	1,106
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	20	20

15	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Montana (continued)
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045	USD280	$281
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050	445	441
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050	385	387
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	190	187
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052	820	809
		9,277
Nebraska 0.26%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 3/1/2040	25	25
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	30	30
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	150	150
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	1,555	1,562
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,105	1,106
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	245	242
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	3,020	2,971
		6,086
Nevada 0.13%
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	745	758
Housing Division, Multi Unit Housing Rev. Bonds (The Prospector Apartments), Series 2025, 3.00% 7/1/2056 (put 7/1/2029)	165	165
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051	570	567
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2027	300	304
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2029	1,210	1,283
		3,077
New Hampshire 0.58%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 5.00% 11/1/2029	750	777
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	285	281
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	345	351
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2025-E, 6.25% 7/1/2056	3,285	3,654
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds (Social Bonds), Series 2026-E, 6.50% 7/1/2056	2,310	2,626
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 6.00% 7/1/2053	300	318
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	2,160	2,301
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2031	660	701
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2032	2,500	2,671
		13,680
New Jersey 2.18%
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2031 (preref. 6/15/2027)	1,670	1,703
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2023-RRR, 5.00% 3/1/2028	3,150	3,264
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 11/1/2029 (put 12/1/2027)	2,325	2,222
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	1,130	1,145
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	4,735	4,792
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	1,460	1,476
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	310	298
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	4,180	4,139

American Funds Tax-Exempt Income Funds	16

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031	USD75	$75
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2031	1,000	1,062
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2032	2,500	2,448
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	55	55
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	805	779
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, 5.00% 12/1/2026	1,025	1,032
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 12/1/2027	1,275	1,304
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 12/1/2027	2,440	2,496
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	1,500	1,375
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	1,360	1,314
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	4,730	4,522
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	2,355	2,302
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	1,245	1,259
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	210	213
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	750	747
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	885	937
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	1,245	1,282
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	490	524
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2032	2,070	2,151
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, BAM, 0% 12/15/2028	1,640	1,522
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	2,720	2,769
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2030	2,185	2,333
		51,540
New Mexico 0.28%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	415	374
GO Bonds (Capital Projects), Series 2025, 5.00% 3/1/2027 (escrowed to maturity)	2,225	2,256
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	80	80
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 3/1/2048	160	159
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	355	356
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	200	200
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053	2,415	2,529
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054	755	802
		6,756
New York 9.09%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027 (escrowed to maturity)	1,565	1,588
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027 (escrowed to maturity)	1,485	1,506
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2028	2,700	2,802
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2027 (escrowed to maturity)	1,065	1,082
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2032	2,470	2,728
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2026-A, 5.00% 6/15/2028	1,200	1,254
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	1,895	1,883
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	3,380	3,313
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)	1,525	1,525
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-2, 3.20% 5/1/2065 (put 11/1/2030)	5,335	5,240
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 0.95% 11/15/2027	3,645	3,491
Long Island Power Auth., Electric System General Rev. Bonds, Series 2026-B, 5.00% 9/1/2031	2,400	2,623
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	1,000	1,059
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	3,490	3,616
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-2, 5.00% 7/1/2028 (put 7/1/2027)	1,520	1,546
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 1.95% 4/1/2027	1,750	1,733
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	115	115
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	2,975	2,931
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	965	969

17	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	USD690	$679
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	85	85
New York City GO Bonds, Fiscal 2018, Series 2018-1, 5.00% 8/1/2031	1,560	1,588
New York City GO Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 8/1/2027	1,000	1,022
New York City GO Bonds, Fiscal 2022, Series 2022-C, 5.00% 8/1/2031	490	529
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 5.00% 8/1/2033	15	16
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2027	2,260	2,310
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2028	600	626
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2030	665	712
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2029	5,830	6,169
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2030	1,150	1,224
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2031	1,700	1,836
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2032	5,570	6,063
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2032	4,000	4,360
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-B-2, 3.70% 5/1/2064 (put 7/3/2028)	4,185	4,221
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-F-2, 3.40% 11/1/2064 (put 1/2/2029)	6,185	6,197
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-E-2, 3.125% 11/1/2065 (put 7/1/2030)	2,330	2,291
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-A-2, 3.25% 11/1/2065 (put 2/1/2030)	5,000	4,968
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2023-E-2, 3.80% 11/1/2063	1,830	1,841
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-A-2, 3.25% 11/1/2064 (put 7/1/2029)	4,230	4,218
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	4,505	4,534
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-D, 4.00% 12/15/2031	110	111
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 11/1/2032	1,470	1,490
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-A-1, 5.00% 11/1/2027	775	798
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2027	800	824
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2028	4,300	4,512
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2030	1,630	1,751
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2030	1,500	1,625
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-G, 5.00% 11/1/2030	4,165	4,511
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2030	1,100	1,191
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2031	6,500	7,109
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-H1, 5.00% 11/1/2031	1,400	1,531
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2027	5,980	6,159
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2028	870	901
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2028	2,280	2,393
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2028	1,335	1,401
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2029	835	881
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2029	1,650	1,761
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 5/1/2030	2,330	2,503
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2033	5,000	5,521
New York City Trust for Cultural Resources, Rev. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2026-A, 5.00% 12/1/2030	5,000	5,405
Port Auth., Consolidated Bonds, Series 226, AMT, 5.00% 10/15/2027	3,705	3,798
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	2,000	2,079
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 9/15/2028	4,455	4,585
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2028	1,920	1,986
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 5.00% 3/15/2027 (escrowed to maturity)	2,000	2,030
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2028	12,730	13,337
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2028	5,510	5,715
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2029	1,000	1,049
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2030	1,000	1,085

American Funds Tax-Exempt Income Funds	18

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2031	USD1,500	$1,647
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A, 5.00% 2/1/2028	12,455	12,875
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 2/1/2029	5,000	5,267
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2022-E-1, 5.00% 11/15/2027	4,950	5,068
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 12/1/2031	1,600	1,762
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2030	625	675
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2031	900	985
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2032	800	885
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 6/1/2027	1,500	1,522
		215,221
North Carolina 2.40%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2027	500	509
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2028	500	518
City of Charlotte, GO Rev. Ref. Bonds, Series 2025-B, 5.00% 7/1/2027	2,465	2,519
City of Durham, Housing Auth. Multi Family Housing Rev. Bonds (Page Corners Apartments), Series 2025, 3.15% 7/1/2059 (put 7/1/2028)	2,215	2,215
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	1,090	1,099
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	1,395	1,408
Gastonia Housing Auth. Multi Family Housing Rev. Bonds (Stonecroft Village), Series 2024-B, 3.50% 5/1/2028 (put 5/1/2027)	2,024	2,031
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2028	2,250	2,348
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2029	4,000	4,250
GO School Bonds, Series 2023, 5.00% 9/1/2029	500	534
GO School Bonds, Series 2023, 5.00% 9/1/2030	520	564
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds (1998 Trust Agreement), Series 45, 3.00% 7/1/2051	145	143
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.05% 1/1/2028	745	729
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	530	533
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	3,235	3,190
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 51, 5.75% 1/1/2054	1,595	1,685
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	305	323
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	1,685	1,790
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	875	938
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	810	889
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	865	935
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	750	840
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	280	281
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	475	477
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	1,445	1,454
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	945	931
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Fitch Irick Portfolio), Series 2024, 5.00% 4/1/2029 (put 4/1/2028)	1,000	1,031
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Weaver-PPM Portfolio), Series 2024, 4.00% 3/1/2028 (put 3/1/2027)	2,680	2,694
Inlivian Multi Family Housing Rev. Bonds (Central at Old Concord), Series 2025, 3.30% 11/10/2043 (put 11/1/2028)	1,915	1,922
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2027	3,110	3,165
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	2,670	2,778
County of Mecklenburg, Limited Obligation Bonds, Series 2025, 5.00% 2/1/2030	1,615	1,732
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, FHA, 4.05% 1/1/2028 (put 1/1/2027)	3,490	3,503

19	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
City of Raleigh, Housing Auth., Multi Family Housing Rev. Bonds (Tyron Flats), Series 2025, 2.95% 9/1/2059 (put 3/1/2029)	USD3,790	$3,773
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 5/1/2028	1,000	1,001
City of Wilmington Housing Auth., Multi Family Housing Rev. Bonds (Avenue Flats), Series 2025, 2.95% 5/1/2044 (put 5/1/2028)	2,030	2,026
		56,758
North Dakota 0.96%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	6,290	6,283
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046	240	239
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 1/1/2047	315	315
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, FHA, 4.00% 1/1/2048	145	145
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	345	345
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	1,880	1,884
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 1/1/2049	1,380	1,386
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	140	141
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	415	419
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	220	220
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	765	756
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	370	365
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,310	1,281
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-A, 4.00% 1/1/2053	3,265	3,293
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	1,355	1,427
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	755	798
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	400	428
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	2,420	2,658
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	260	284
		22,667
Ohio 3.19%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	1,695	1,702
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-B, AMT, 3.70% 7/1/2028	1,965	1,974
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-A, AMT, 3.75% 1/1/2029	1,000	1,005
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	3,220	3,242
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2046 (preref. 11/15/2026)	2,530	2,545
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2028 (escrowed to maturity)	460	479
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Barthman Family Homes Project), Series 2026, 2.95% 7/1/2066 (put 1/1/2029)	1,670	1,664
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Castle Creek Apartments), Series 2026, 3.20% 6/1/2044 (put 6/1/2029)	540	538
GO Infrastructure Improvement Bonds, Series 2026-A, 5.00% 3/1/2029	1,880	1,989
GO Infrastructure Improvement Rev. Ref. Bonds, Series 2022-B, 4.00% 3/1/2027	1,000	1,008
GO Infrastructure Improvement Rev. Ref. Bonds, Series 2021-B, 5.00% 2/1/2030	170	182
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023, 4.00% 7/1/2029	515	524
Higher Education GO Rev. Ref. Bonds, Series 2025-B, 5.00% 11/1/2028	2,575	2,707
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2029	16,200	16,996
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2032	3,905	4,240
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2027	1,755	1,769
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2031	4,125	4,392
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Beechwood Apartments), Series 2025, 3.37% 3/1/2028 (put 3/1/2027)	2,350	2,351
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Community Pendleton Project), Series 2025, 3.40% 7/1/2042 (put 2/1/2028)	1,300	1,302
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Seton Square Portsmouth Apartments Project), Series 2025-A, 5.00% 10/1/2028 (put 10/1/2027)	3,140	3,208

American Funds Tax-Exempt Income Funds	20

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (The Scarborough), Series 2026-B, 2.75% 10/1/2029 (put 10/1/2028)	USD645	$637
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	185	185
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	85	85
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 3/1/2047	70	70
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	740	740
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	985	992
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	1,240	1,240
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 3/1/2051	1,900	1,878
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	1,080	1,064
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-B, 6.50% 3/1/2056	4,290	4,811
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2026-C, 6.25% 3/1/2057	1,025	1,139
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2027	575	589
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2029	175	184
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	3,780	3,827
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2028	500	518
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2026	450	454
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2029	245	260
Water Dev. Auth., Water Dev. Rev. and Rev. Ref. Bonds (Fresh Water Revolving Fund), Series 2026-A, 5.00% 12/1/2032	1,750	1,941
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2017-A, 5.00% 6/1/2028	250	255
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2023-C, 5.00% 6/1/2028	725	757
		75,443
Oklahoma 0.47%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2022-A, 5.00% 3/1/2052	2,195	2,258
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-B, 5.75% 9/1/2053	895	959
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	910	987
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	735	805
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-C, 6.00% 3/1/2056	1,805	1,965
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-A, 6.00% 9/1/2057	1,925	2,128
Tulsa County Independent School Dist. No. 1, Combined Purpose GO Bonds, Series 2021-B, 2.00% 9/1/2026	2,000	1,998
		11,100
Oregon 0.87%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2029	2,735	2,894
GO Bonds, Series 2026, 5.00% 6/1/2028	905	943
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2027	776	790
GO Bonds (Article XI-Q State Projects), Series 2025-K, 5.00% 11/1/2027	2,770	2,850
GO Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047	110	110
GO Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051	1,610	1,573
GO Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	1,090	1,126
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	530	563

21	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2030	USD1,500	$1,620
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2029	1,560	1,660
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Verde Pines Project), Series 2025-O, 3.10% 12/1/2059 (put 2/1/2028)	870	869
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	520	520
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	535	587
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2031	4,000	4,294
Dept. of Transportation, Highway User Tax Rev. Bonds, Series 2026-A, 5.00% 11/15/2028	155	163
		20,562
Pennsylvania 3.79%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2034	240	251
Central Dauphin School Dist., GO Bonds, Series 2016, 5.00% 2/1/2027 (preref. 8/1/2026)	995	995
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 12/1/2033 (put 12/1/2026)	5,000	4,959
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 3.250% 8/1/2038 (put 8/2/2027)	10,000	10,002
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 3.25% 6/1/2041 (put 7/1/2027)	9,920	9,901
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	2,000	2,014
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	17,500	17,520
County of Erie, Erie City Water Auth., Water Rev. Bonds, Series 2016, 5.00% 12/1/2043 (preref. 12/1/2026)	1,200	1,209
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2027	525	531
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2030	400	417
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2030	3,055	3,188
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2030	2,550	2,660
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2031	1,275	1,338
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	1,670	1,753
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	190	170
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	546	523
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	120	116
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 4.25% 6/1/2047	1,220	1,177
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 4/1/2039	95	95
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 4/1/2040	55	55
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	20	20
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	485	485
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	1,630	1,610
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 4/1/2051	50	50
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	425	422
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	1,135	1,095
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	355	366
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	4,620	4,856
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	2,000	1,990
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	3,335	3,319
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Walnut Park Plaza), Series 2026-B, 3.00% 2/1/2030 (put 2/1/2029)	1,425	1,420
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2017, 5.00% 7/1/2034	1,515	1,538
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2030	800	855
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2031	780	845
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2028	1,265	1,318
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2026	1,000	1,002
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2027	600	613
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2028	365	380
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2029	1,080	1,142

American Funds Tax-Exempt Income Funds	22

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2026	USD400	$403
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027	1,000	1,030
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-A, 5.00% 12/1/2028	1,100	1,155
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-A, 5.00% 12/1/2029	1,210	1,292
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2031	1,250	1,368
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2027	515	531
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2024-1, 5.00% 12/1/2028	510	536
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2045 (put 12/1/2032)	1,220	1,333
		89,848
Puerto Rico 0.05%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2028	1,140	1,169
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	45	38
		1,207
Rhode Island 0.38%
Health and Educational Building Corp., Higher Education Facs. Rev. Bonds (Brown University Issue), Series 2019-A, 5.00% 9/1/2029	1,085	1,153
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048	190	191
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	2,505	2,475
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	1,205	1,291
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	1,215	1,215
Rhode Island Infrastructure Bank, State Revolving Fund Rev. Bonds (Master Trust), Series 2026-B, 5.00% 10/1/2028	560	588
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	1,575	1,534
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	320	308
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	215	206
		8,961
South Carolina 0.45%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	160	161
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	630	635
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	345	341
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 1/1/2052	690	686
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052	520	525
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-B, 5.00% 1/1/2052	2,365	2,453
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (573 Meeting Street Project), Series 2024, 3.00% 4/1/2043 (put 4/1/2027)	1,000	1,000
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Poplar Square Apartments Project), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	1,125	1,139
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	230	245
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2031	1,360	1,361
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2033	710	710
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2028	1,210	1,268
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2029	85	90
		10,614
South Dakota 0.49%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	40	40
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	65	65
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048	530	534
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	1,190	1,174
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	1,335	1,372
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	1,095	1,172
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	4,895	5,261
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	1,930	2,124
		11,742

23	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee 1.80%
Health and Educational Facs. Auth., Collateralized Multi Family Rev. Bonds (BTT Dev. IV and Housing Associates Rural Dev. Program), Series 2024, 3.00% 4/1/2028 (put 4/1/2027)	USD6,495	$6,491
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Housing Rev. Bonds (Eastpoint Flats), Series 2026, 3.05% 1/1/2045 (put 7/1/2030)	750	735
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Trinity Flats Apartments), Series 2024-B, 3.65% 10/1/2046 (put 7/1/2028)	1,040	1,045
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2032	5,525	5,961
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 1/1/2042	640	642
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	395	395
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045	105	105
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046	135	135
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	95	95
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	400	412
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-1-A, 5.50% 1/1/2054	6,545	6,868
Knoxville Community Dev. Corp., Multi Family Housing Bonds (The Peter Apartments), Series 2025, 3.15% 5/1/2046 (put 5/1/2029)	4,000	3,986
Knoxville Community Dev. Corp., Multi Family Housing Rev. Bonds (525 Flats), Series 2024, 2.70% 12/1/2064 (put 6/1/2029)	720	706
City of Memphis, Health, Educational and Housing Fac. Board, Multi Family Housing Bonds (Surrey Apartments Project), Series 2026, 2.75% 4/1/2029 (put 4/1/2028)	2,175	2,159
City of Memphis, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Borda Towers and Venson Center), Series 2022, 2.90% 7/1/2027	1,925	1,921
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	1,150	1,145
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2028	1,275	1,320
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2029	1,915	2,010
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-B, AMT, 5.00% 7/1/2029	775	815
Metropolitan Nashville Airport Auth., Subordinate Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	1,500	1,580
County of Williamson Industrial Dev. Board, Multi Family Housing Rev. Bonds (Wood Duck Court Apartments), Series 2023, 5.00% 5/1/2042 (put 5/1/2027)	4,070	4,089
		42,615
Texas 12.49%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	1,150	1,153
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	2,065	2,091
Alvardo Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2052 (put 8/15/2028)	1,475	1,504
Alvin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2028	2,000	2,072
Alvin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2029	2,775	2,929
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2029	750	792
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2026	110	110
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2034	1,300	1,395
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Trinity Basin Preparatory, Inc.), Series 2023, 5.00% 8/15/2026	500	500
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Trinity Basin Preparatory, Inc.), Series 2023, 5.00% 8/15/2027	560	573
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2026	440	442
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	330	337
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	235	240
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2026	2,820	2,834
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2027	2,000	2,046
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2027	1,425	1,458
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2028	385	401
Bexar Management and Dev. Corp., Multi Family Housing Rev. Bonds (Miller’s Pond Apartments), Series 2026, FHA, 2.65% 3/1/2029 (put 3/1/2028)	455	450
Boerne Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2027	1,200	1,213

American Funds Tax-Exempt Income Funds	24

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Boerne Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054 (put 2/1/2028)	USD1,040	$1,056
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 4/1/2027	750	756
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 4/1/2028	1,400	1,428
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 5.00% 4/1/2030	1,800	1,864
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	2,145	2,103
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	7,000	7,088
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2027	1,650	1,687
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2026	410	410
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2027	200	205
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2028	40	42
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2026	600	600
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2027	1,400	1,431
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2029	1,325	1,393
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2030	2,270	2,411
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	750	769
Comal Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2027	3,725	3,769
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2027	1,080	1,094
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2029	1,000	1,062
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2031	910	978
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Palladium Buckner Station), Series 2025, 3.05% 8/1/2030 (put 8/1/2028)	2,900	2,893
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-B, 5.00% 2/15/2056 (put 2/15/2030)	6,225	6,577
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Mondello), Series 2024, FHA, 5.00% 8/1/2027 (put 8/1/2026)	480	480
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2026	335	335
County of Denton, Permanent Improvement Rev. Ref. Bonds, Series 2026, 5.00% 7/15/2028	1,110	1,159
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2027	2,275	2,328
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2027	1,650	1,689
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2048 (preref. 8/15/2029)	680	702
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2029	2,500	2,653
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2027	330	334
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2027	1,000	1,012
County of Fort Bend, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Park at Fort Bend), Series 2026, 3.05% 7/1/2044 (put 2/1/2030)	4,915	4,857
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	3,090	3,090
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, CAB, Series 1999, 0% 8/15/2027	1,000	969
City of Georgetown, Utility System Rev. Bonds, Series 2022, AGI, 5.00% 8/15/2026	1,000	1,001
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2027	500	506
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2028	500	518
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2030	560	560
Goose Creek Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2028	575	594
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2027	1,125	1,139
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2/15/2035 (put 8/17/2026)	810	809
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2052 (put 4/1/2028)	2,060	2,114
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2033	1,850	2,043
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2030	3,665	3,940
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2026-B, 5.00% 9/15/2030	2,655	2,854

25	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Harris, Port of Houston Auth., Rev. Bonds, Series 2023, 5.00% 10/1/2026	USD775	$778
County of Harris, Port of Houston Auth., Rev. Bonds, Series 2023, 5.00% 10/1/2027	900	924
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2030	1,320	1,416
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2026-A, 5.00% 7/1/2031	7,855	8,489
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2024-B, 5.00% 7/1/2033	3,000	3,288
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2029	2,250	2,387
Harris County Housing Fin. Corp., Multi Family Housing Rev. Notes (Baypointe Apartments), Series 2025, 2.95% 9/1/2043 (put 9/1/2028)	1,455	1,444
HHA Fountanview PFC, Multi Family Housing Rev. Notes (Idlewilde Apartments), Series 2026, 2.75% 4/1/2043 (put 10/1/2028)	2,125	2,105
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Old FM 471 W), Series 2024, 3.05% 9/1/2029 (put 9/1/2027)	2,625	2,625
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	1,575	1,550
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	2,700	2,887
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053	2,855	3,032
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	2,460	2,715
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	1,440	1,450
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 3/1/2051	460	458
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	4,930	4,837
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053	1,460	1,579
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	770	835
Housing Options, Inc., Multi Family Housing Rev. Bonds (Royal Crest Apartments), Series 2025, 3.05% 2/1/2045 (put 2/1/2028)	905	904
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2027	1,000	1,018
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2028	2,625	2,720
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2026	290	292
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Bonds, CAB, Series 2001-B, AMBAC, 0% 9/1/2027	940	909
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, AGI, 5.00% 9/1/2026	320	320
Houston Independent School Dist., Maintenance Tax Notes, Series 2025-A, 5.00% 7/15/2045 (put 7/15/2028)	6,905	7,159
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	1,345	1,362
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2029	760	801
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2029	500	530
Katy Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2028	2,000	2,069
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	1,500	1,500
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2034	1,000	1,114
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2021, 5.00% 2/15/2029	345	363
Leander Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	4,250	4,303
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2026	800	799
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2027	780	794
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2028	1,250	1,299
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2029	1,250	1,317
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	1,600	1,645
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, 5.00% 4/15/2029	795	838
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, AGI, 5.00% 4/15/2030	1,000	1,071
Lubbock Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Ella Apartments), Series 2026, 2.80% 3/1/2029 (put 3/1/2028)	300	298
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2029	760	808
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	290	289
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	2,000	2,013
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	2,345	2,372
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026	1,000	1,007
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	7,040	7,388
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2032	1,600	1,663
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2027	985	997

American Funds Tax-Exempt Income Funds	26

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	USD1,000	$1,012
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2028	525	543
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2028	500	518
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2029	375	396
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	950	956
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	475	457
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2029	1,000	1,063
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	700	708
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)	3,515	3,486
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2027	90	91
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2028	550	569
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029	200	211
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	4,110	4,076
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	5,770	5,689
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	6,325	6,293
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2013-F, 1.00% 5/1/2043 (put 11/1/2026)	1,000	995
San Marcos Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2026	1,740	1,741
Sinton Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/15/2047 (put 8/15/2027)	3,775	3,852
Southwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/1/2027	860	870
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 8/15/2029	420	446
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2028	1,085	1,137
Tarrant County Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Meridian Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	450	459
Tarrant County Housing Fin. Corp., Multi Family Housing Rev. Notes (Wildwood Branch), Series 2025, 3.60% 2/1/2043 (put 2/1/2028)	3,125	3,142
Tarrant Regional Water Dist., Water Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 3/1/2032	7,650	8,384
Tarrant Regional Water Dist., Water Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 3/1/2033	2,000	2,211
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2032	225	233
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	1,300	1,259
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2028	3,360	3,499
Board of Regents of the Texas Woman’s University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 7/1/2029	1,725	1,824
THF Public Fac. Corp., Multi Family Housing Rev. Bonds (Covington Acres), Series 2025, 3.34% 2/1/2044 (put 2/1/2029)	2,085	2,091
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 6.50% 11/15/2028	265	282
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 6.00% 11/15/2029	280	301
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 6.50% 11/15/2030	290	322
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2027	1,050	1,062
Transportation Commission, GO Mobility Fund and Rev. Ref. Bonds, Series 2024, 5.00% 10/1/2028	1,360	1,425
Transportation Commission, GO Mobility Fund and Rev. Ref. Bonds, Series 2025, 5.00% 10/1/2029	1,135	1,209
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2027	3,370	3,261
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2031	5,000	5,419
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2032	15,000	16,441
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2029	675	712
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2016-B, 2.00% 7/1/2028	1,250	1,223
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2019-B, 5.00% 8/15/2029	1,050	1,116
Victory Street Public Facs. Corp., Multi Family Housing Rev. Notes (Independence Heights II), Series 2025, 3.15% 1/1/2047 (put 7/1/2029)	5,660	5,633
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2033	1,500	1,673

27	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2037	USD2,480	$2,715
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2028	230	241
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 10/15/2030	780	814
Willis Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2027	3,030	3,068
		295,731
Utah 0.79%
Board of Higher Education, General Rev. Bonds (University of Utah), Series 2023-B, 5.00% 8/1/2029	500	532
Housing Corp., Multi Family Housing Rev. Bonds (Daybreak Affordable Phase II Apartments), Series 2026, 3.00% 1/1/2045 (put 7/1/2030)	3,850	3,781
Housing Corp., Multi Family Housing Rev. Bonds (Flats at Folsom), Series 2026, 3.05% 7/1/2044 (put 1/1/2030)	1,025	1,008
Housing Corp., Multi Family Housing Rev. Bonds (Hive on 11th), Series 2026, 3.00% 8/1/2044 (put 2/1/2030)	690	677
Housing Corp., Multi Family Housing Rev. Bonds (Liberty Corner), Series 2025, 3.00% 9/1/2045 (put 9/1/2029)	2,435	2,407
Housing Corp., Multi Family Housing Rev. Bonds (The Cooperative 1881), Series 2026, 2.65% 3/1/2045 (put 3/1/2029)	385	379
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	190	203
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	320	346
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	470	512
Housing Corp., Single Family Mortgage Bonds, Series 2026-D, 6.25% 7/1/2056	3,455	3,867
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2027	830	845
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028	1,000	1,036
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 7/1/2029	800	812
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2029	1,500	1,572
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2027	320	326
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2029	130	137
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2030	305	327
		18,767
Vermont 0.07%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2014-A, AMT, 4.00% 11/1/2044	35	35
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 11/1/2050	120	120
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 5.25% 6/15/2033	700	737
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 5.25% 6/15/2034	700	733
		1,625
Virginia 1.57%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	575	564
County of Arlington, GO Public Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 10/15/2027	5,725	5,889
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	1,130	1,129
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Goodwill Glebe Road Redev.), Series 2025, 2.95% 9/1/2049 (put 9/1/2029)	2,125	2,097
Commonwealth Transportation Board, Transportation Capital Projects Rev. Ref. Bonds, Series 2026, 5.00% 5/15/2033	3,605	3,998
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	1,885	1,916
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 3.125% 11/1/2035 (put 10/1/2030)	4,400	4,344
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2027	850	853
City of Norfolk, GO Capital Improvement Bonds, Series 2019, 5.00% 8/1/2044 (preref. 8/1/2028)	1,000	1,046
Port Auth., Commonwealth Port Fund Rev. Bonds, Series 2020-B, AMT, 5.00% 7/1/2028	1,615	1,669

American Funds Tax-Exempt Income Funds	28

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
County of Prince William, Industrial Dev. Auth., Prince William County Facs. Rev. Bonds (County Facs. Projects), Series 2025-A, 5.00% 10/1/2027	USD2,070	$2,127
Rector and Visitors of the University of Virginia, Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 4/1/2039	3,000	3,032
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026	235	235
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029	610	615
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2031	800	803
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 3.125% 10/1/2040 (put 10/1/2030)	7,000	6,950
		37,267
Washington 1.50%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2028	65	68
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2030	1,250	1,347
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2025-A, 5.00% 7/1/2028	2,000	2,087
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2026-A, 5.00% 7/1/2031	1,895	2,066
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2030	11,050	11,762
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	810	818
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	485	487
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	135	136
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 12/1/2050	695	699
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	420	411
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	500	518
Issaquah School Dist. No. 411, Unlimited Tax GO Rev. Ref. Bonds, Series 2026, 4.00% 12/1/2030	3,000	3,111
Northshore School Dist., Unlimited Tax GO Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2029	400	427
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2027	595	609
Port of Seattle, Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028	1,000	1,001
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2029	4,750	4,998
City of Tacoma, Electric System Rev. and Rev. Ref. Bonds, Series 2013-A, 4.00% 1/1/2042	1,810	1,710
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2037	1,020	1,107
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2037	730	794
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2030	1,335	1,439
		35,595
West Virginia 0.06%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 3.75% 4/1/2036 (put 6/13/2030)	600	596
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Highlawn Place), Series 2026, 2.875% 11/1/2028 (put 2/1/2028)	755	751
		1,347
Wisconsin 1.22%
Germantown School Dist., GO School Building and Improvement Bonds, Series 2017-A, 3.00% 4/1/2030 (preref. 4/1/2027)	1,395	1,399
GO Rev. Ref. Bonds, Series 2017-2, 5.00% 11/1/2027	1,000	1,018
GO Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027	1,050	1,069
GO Rev. Ref. Bonds, Series 2026-1, 5.00% 5/1/2028	3,630	3,778
GO Rev. Ref. Bonds, Series 2026-1, 5.00% 5/1/2029	8,000	8,469
GO Rev. Ref. Bonds, Series 2020-1, 5.00% 5/1/2030	1,000	1,075
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2032	1,500	1,653
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	155	172
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	505	505
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	45	45
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	140	140
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 4.00% 3/1/2050	430	432

29	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	USD1,060	$1,055
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	1,130	1,110
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	445	438
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	1,530	1,648
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2026-D, 6.00% 3/1/2057	3,490	3,834
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2023-E, 3.875% 11/1/2054 (put 5/1/2027)	195	195
Housing and Econ. Dev. Auth., Multi Family Housing Bonds (The Franklin Project), Series 2026-G, 2.90% 1/1/2057 (put 8/1/2029)	750	745
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health Obligated Group), Series 2021-C, 4.00% 10/1/2041 (put 10/1/2030)	140	145
		28,925
Wyoming 0.22%
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 6/1/2050	2,375	2,331
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 6/1/2050	275	273
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	395	398
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053	620	650
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	300	322
Community Dev. Auth., Housing Rev. Bonds, Series 2026-1, 6.25% 12/1/2056	1,105	1,226
		5,200
Total bonds, notes & other debt instruments (cost: $2,153,884,000)		2,145,585
Short-term securities 9.39%
Municipals 9.39%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.37% 12/15/2028 (b)(c)	1,980	1,980
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 2.95% 12/1/2033 (b)	5,700	5,700
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 2.95% 12/1/2029 (b)	1,400	1,400
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.95% 2/1/2048 (b)	4,945	4,945
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 2.95% 2/1/2048 (b)	2,425	2,425
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	2,870	2,931
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-A, AMT, 2.95% 7/1/2041 (put 10/1/2026) (d)	8,000	7,993
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 2.875% 10/1/2045 (put 9/1/2026) (d)	3,395	3,394
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 2.875% 7/1/2043 (put 8/17/2026) (c)(d)	1,545	1,545
State of District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 3.20% 9/1/2040 (put 12/1/2026) (d)	900	900
State of Florida, Miami Dade County School Dist., Tax Anticipation Notes, Series 2026, 4.00% 1/7/2027	2,000	2,011
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.95% 7/1/2051 (b)	900	900
State of Idaho, Tax Anticipation Notes, Series 2026, 4.00% 6/30/2027	2,000	2,023
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.95% 8/1/2044 (b)	2,200	2,200
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.00% 8/1/2044 (b)	4,000	4,000
State of Illinois, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (d)	3,125	3,129
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-3, 2.45% 11/15/2054 (b)	3,000	3,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 2.95% 2/15/2041 (b)	2,400	2,400

American Funds Tax-Exempt Income Funds	30

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 2.95% 12/1/2040 (b)	USD7,900	$7,900
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 2.95% 8/1/2035 (b)	11,000	11,000
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.95% 11/1/2037 (b)	2,000	2,000
State of Massachusetts, Clean Water Trust, Revolving Fund Green Bonds, Series 2026-27, 5.00% 2/1/2027	2,195	2,222
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.90% 4/1/2042 (b)	3,700	3,700
State of Minnesota, GO State Trunk Highway Rev. Ref. Bonds, Series 2025-E, 5.00% 8/1/2026	4,235	4,235
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-A, 2.95% 12/1/2030 (b)	7,300	7,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 2.95% 12/1/2030 (b)	4,100	4,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2009-D, 2.95% 12/1/2030 (b)	2,100	2,100
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-C, 3.15% 12/1/2030 (b)	3,400	3,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 2.95% 11/1/2035 (b)	8,300	8,300
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.90% 6/1/2041 (b)	1,945	1,945
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 3.25% 8/1/2038 (put 7/1/2027) (d)	2,750	2,746
State of New Mexico, Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-G-3, Class I, 3.00% 9/1/2057 (put 12/1/2026) (d)	1,430	1,430
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, 2.95% 11/15/2050 (b)	10,000	10,000
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 2.95% 3/1/2042 (b)	3,500	3,500
State of New York, New York City GO Bonds, Fiscal 2021, Series 2021-2, 3.05% 4/1/2042 (b)	195	195
State of New York, New York City GO Bonds, Fiscal 2026, Series 2026-H-2, 3.05% 2/1/2056 (b)	5,000	5,000
State of New York, New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds, Series 2026-I, AMT, 2.70% 5/1/2056 (put 12/1/2026) (d)	2,030	2,027
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 2.95% 6/15/2048 (b)	2,650	2,650
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 3.05% 2/1/2045 (b)	6,800	6,800
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 2.95% 2/1/2045 (b)	10,790	10,790
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.05% 1/1/2032 (b)	1,990	1,990
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.95% 1/1/2035 (b)	6,000	6,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.95% 1/1/2039 (b)	2,100	2,100
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 2.95% 4/1/2034 (put 10/15/2026) (d)	2,920	2,920
State of Pennsylvania, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 2.95% 4/1/2049 (put 10/15/2026) (d)	2,890	2,890
State of Tennessee, Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Housing Rev. Bonds (Skyline Heights), Series 2026, 2.85% 6/1/2056 (put 7/1/2027) (d)	695	693
State of Texas, Affordable Housing Corp., Multi Family Housing Rev. Bonds (La Vista De Lopez Apartments), Series 2023, 2.80% 2/1/2027	245	245
State of Texas, Grapevine-Colleyville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	4,615	4,619
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.19% 5/15/2034 (b)	10,000	10,000
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 2.95% 11/1/2038 (b)	2,500	2,500
State of Texas, Mesquite Independent School Dist., Unlimited Tax Building Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	565	565

31	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023-A, AMT, 4.25% 6/1/2048 (put 7/1/2027) (d)	USD11,335	$11,398
State of Texas, Northwest Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2027	4,430	4,487
State of Texas, San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2026	3,845	3,848
State of Texas, Spring Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	1,165	1,166
State of Virginia, County of Arlington, GO Public Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 10/15/2026	6,030	6,059
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (b)	4,700	4,700
		222,396
Total short-term securities (cost: $222,353,000)		222,396
Total investment securities 100.01% (cost: $2,376,237,000)		2,367,981
Other assets less liabilities (0.01%)		(294)
Net assets 100.00%		$2,367,687
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	304	10/5/2026	USD62,505	$(64)

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,200,000, which represented
1.19% of the net assets of the fund.

(d)	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic

Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	32

Limited Term Tax-Exempt Bond Fund of America®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 92.54%	Principal amount (000)	Value (000)
Alabama 7.10%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-G, 5.00% 6/1/2031	USD24,000	$25,060
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	2,295	2,375
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-I, 5.00% 10/1/2033	10,155	10,634
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 1/1/2034	12,245	12,682
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	18,360	18,447
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	25,460	26,263
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	18,700	19,432
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-F, 5.00% 6/1/2036	10,000	10,216
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.25% 6/1/2036	23,910	25,156
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-J, 5.00% 11/1/2036	11,010	11,371
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	30,000	30,203
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	2,830	2,895
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	3,335	3,457
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	4,465	4,621
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	29,375	30,454
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	27,590	27,833
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	30,360	31,583
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	2,000	2,009
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	18,470	18,562
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	5,685	5,723
Town of Columbia, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Alabama Power Co. Project), Series 2014-D, 3.81% 12/1/2037 (put 6/1/2028)	2,000	2,020
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	1,260	1,272
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2026-B, 5.00% 11/1/2033	5,700	5,969
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	6,630	6,826
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	5,650	5,970
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	4,575	4,853
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	965	991
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2026	1,000	1,002
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	2,040	2,065
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2034	850	926
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2038	4,900	5,193
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2008, 2.75% 7/15/2034 (put 3/15/2029)	2,065	2,044
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	2,000	1,978
City of Prattville, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Union Camp Corp. Project), Series 1998, 5.30% 9/1/2028	1,250	1,300
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	10,720	10,661
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	14,330	14,617
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-C, 5.00% 5/1/2055 (put 2/1/2031)	7,360	7,765
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	7,980	8,017
Southeast Energy Auth., Cooperative Dist. Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	19,225	20,272
Southeast Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 1), Series 2024-A, 5.00% 8/1/2054 (put 4/1/2032)	4,500	4,711
		427,428
Alaska 0.52%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 1.95% 12/1/2033	1,000	838
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 12/1/2044	10,130	10,003
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2022-C, 5.75% 12/1/2052	2,875	3,025
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	2,510	2,684
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2025-A, 6.00% 12/1/2054	6,100	6,601

33	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alaska (continued)
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2028	USD600	$623
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2028	575	602
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2029	750	792
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2029	750	797
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2030	665	712
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2030	665	716
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	2,000	2,001
North Slope Borough, GO Bonds, Series 2025, 5.00% 6/30/2027	2,075	2,117
		31,511
Arizona 1.27%
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2027	400	409
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2028	550	574
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.15% 7/1/2027	375	366
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.30% 7/1/2028	485	464
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.65% 7/1/2030	825	754
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.70% 7/1/2031	450	401
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	2,074	1,718
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2033	1,000	1,097
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2034	1,330	1,469
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2035	500	554
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2036	1,800	1,981
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2037	2,375	2,597
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2029	1,000	1,053
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2027	1,125	1,152
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2028	1,175	1,226
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	7,370	7,620
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2031	1,050	1,088
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2028	120	123
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2029	115	120
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2030	130	136
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2031	125	132
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2029	1,355	1,423
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	9,555	9,630
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 0.914% 5/20/2033 (a)(b)	367	11
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	2,624	2,598
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2026	1,560	1,560
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2026	1,350	1,358
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties, LLC - North Carolina Central University Project), Series 2019-A, BAM, 5.00% 6/1/2027	400	407
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2027	745	756
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2033	2,875	3,126
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2034	3,185	3,482
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	1,070	1,080
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	490	491
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2031	1,925	2,101
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	4,505	4,699
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2023, AMT, 5.00% 7/1/2027	3,330	3,392
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2030	825	890
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2031	830	908
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2026, 5.00% 7/1/2033	3,000	3,344
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2034	625	699
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2035	400	450
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2036	355	397

American Funds Tax-Exempt Income Funds	34

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2024, BAM, 5.00% 8/1/2032	USD2,765	$3,043
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 6/1/2028	1,250	1,301
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 6/1/2029	1,450	1,536
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	2,625	2,559
		76,275
Arkansas 0.10%
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	6,130	6,120
California 10.74%
Alvord Unified School Dist., GO Bonds, 2007 Election, CAB, Series 2011-B, AGI, 0% 8/1/2036	6,000	4,010
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2017, 4.00% 8/1/2046	7,715	7,776
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2035	650	449
Barstow Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2004-B, NATL, 0% 8/1/2027	1,000	972
Barstow Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2004-B, NATL, 0% 8/1/2029	1,000	914
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 4/1/2056 (put 4/1/2028)	2,000	1,963
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.46% 4/1/2056 (put 4/1/2027) (b)	665	663
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	2,135	2,124
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	3,310	3,463
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2036	500	344
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	5,340	5,700
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-F, 5.00% 6/1/2036	23,480	25,014
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	29,395	29,387
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2022-A-1, 4.00% 5/1/2053 (put 8/1/2028)	7,200	7,264
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	5,565	5,762
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	11,255	11,726
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	33,255	34,715
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)	3,500	3,627
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	8,505	8,882
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	2,500	2,666
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	16,305	17,049
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	22,315	22,943
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	15,560	15,873
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	16,900	17,410
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	5,265	5,572
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	3,695	3,733
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	4,740	4,972
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	8,040	8,492
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 11/1/2028	1,000	937
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	11,185	11,183
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2028	1,000	1,001

35	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2034	USD915	$961
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2027	375	377
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2029	290	293
Garvey School Dist., GO Bonds, CAB, Series 2004-B, NATL, 0% 8/1/2032	1,800	1,458
GO Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	3,000	3,001
Hayward Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2029	1,000	1,070
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	315	315
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	12,245	11,682
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	9,550	9,001
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	2,715	2,706
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2034	1,000	1,124
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2035	1,000	1,127
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2026	545	546
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2030	3,000	2,658
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2031	3,690	3,154
Lake Tahoe Unified School Dist., School Dist. Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2032	2,180	1,793
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2029	730	768
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2027	1,250	1,254
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028	1,500	1,554
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2033	2,500	2,568
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2034	3,000	3,078
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2028	2,040	2,121
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2028	1,005	1,045
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	605	623
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2028	915	951
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2029	3,600	3,801
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	2,640	2,822
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	7,935	8,415
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	3,495	3,810
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2033	1,685	1,849
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2033	1,215	1,333
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2034	1,250	1,376
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2034	3,500	3,852
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2035	4,255	4,511
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2035	2,835	3,067
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2035	1,840	2,000
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	1,000	1,092
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2035	2,500	2,755
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	500	542
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	1,300	1,404
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2036	1,555	1,701
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2037	1,000	1,088
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2040	750	801
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2032	1,065	1,161
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-C, 5.00% 7/1/2034	920	969
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2034	705	772
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2021-B, 5.00% 7/1/2035	1,230	1,297
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2035	185	204
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2028	480	499
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2029	1,325	1,397
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2030	3,125	3,396
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2030	2,535	2,758
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2037	550	626

American Funds Tax-Exempt Income Funds	36

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2030	USD4,380	$4,766
Los Angeles County Dev. Auth. Multi Family Housing Rev. Bonds (Century and Restorative Care Village Phase I), Series 2025-C, 3.35% 9/1/2059 (put 9/1/2028)	4,680	4,689
Manhattan Beach Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2010-B, 0% 9/1/2038	1,040	653
Manteca Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006, NATL, 0% 8/1/2031	2,500	2,116
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	610	658
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2031	1,875	2,070
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Asteria Flats), Series 2026-A, 3.00% 6/1/2045 (put 12/1/2029)	240	238
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Martha Gardens Apartments), Series 2024-A-2, 3.45% 12/1/2029 (put 12/1/2028)	2,480	2,492
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Olive Park Apartments), Series 2026-A-1, 2.95% 9/1/2056 (put 8/1/2029)	780	773
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (The Green at Warner Center), Series 2026-A-1, 2.95% 6/1/2056	5,160	5,117
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	4,780	4,975
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (b)	12,975	11,754
Municipal Fin. Auth., Rev. Bonds (El Camino Real Multi Family), Series 2026, 2.50% 3/1/2046 (put 3/1/2029)	950	930
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-B, 5.00% 6/30/2032	5,320	5,670
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.00% 10/1/2036	185	195
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	12,515	12,952
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	2,955	2,959
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	5,610	5,625
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	12,765	12,406
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 5.00% 5/15/2028	400	414
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 5.00% 5/15/2029	700	737
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2029	1,000	1,044
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.809% 7/20/2039 (b)	7,251	6,856
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2029	2,500	2,273
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2031	6,890	5,809
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	8,500	8,885
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029	2,225	2,330
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029 (escrowed to maturity)	5	5
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029	1,000	1,054
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AGI, AMT, 5.00% 5/15/2028	300	310
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AGI, AMT, 5.00% 5/15/2029	835	877
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AGI, AMT, 5.00% 5/15/2031	1,000	1,076
Oxnard Unified School Dist., GO Bond Anticipation Notes, CAB, Series 2026, 0% 2/1/2031	500	428
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2007-A, NATL, 0% 8/1/2026	3,485	3,485
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2026	415	415
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2027	400	403
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2028	360	364
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2016-C, 4.00% 11/1/2031	5,440	5,447
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2035	1,300	1,480
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2037	1,250	1,399
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2029	3,700	3,950
City of Rancho Mirage, Redev. Agcy., Tax Allocation Bonds, CAB, Series 2003-A-1, NATL, 0% 4/1/2034	1,050	804
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2031	365	309

37	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Rialto Unified School Dist., GO Bonds, CAB 2022 Election, Series 2023, BAM, 0% 8/1/2032	USD500	$406
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2033	435	339
Richland School Dist., GO Bonds, CAB, 2002 Election, Series 2006, AGI, 0% 8/1/2030	1,515	1,333
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2027	835	836
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2028	405	406
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2027	1,500	1,502
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028	1,455	1,511
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2035	95	92
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2036	95	91
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	250	255
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030	155	159
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,000	1,004
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.25% 7/1/2034	3,000	3,325
San Diego Unified School Dist., GO Bonds, CAB, Series 2009-1, 0% 7/1/2030 (escrowed to maturity)	3,000	2,664
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	4,000	4,116
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2029	570	596
San Mateo Union High School Dist., GO Rev. Ref. Bonds, Series 2026, 5.00% 9/1/2034	1,825	2,096
Santa Ana Unified School Dist., GO Bonds, CAB, 1999 Election, Series 2002-B, NATL, 0% 8/1/2030	1,000	880
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2025-B, 3.70% 7/1/2040 (put 7/1/2027)	7,795	7,801
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	1,275	1,346
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (c)	5,000	5,442
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (c)	16,300	18,088
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM, 5.00% 5/15/2030	4,145	4,423
Stockton Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-D, AGI, 0% 8/1/2033	2,000	1,582
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2028	465	487
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A-1, 5.00% 6/1/2027	2,500	2,545
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2030	2,000	2,121
Tulare Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2004-A, NATL, 0% 8/1/2028	4,150	3,913
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, NATL, 0% 8/1/2028	1,000	943
Regents of the University of California, General Rev. Bonds, Series 2026-CE, 5.00% 11/15/2028	590	622
Regents of the University of California, General Rev. Bonds, Series 2026-CF, 5.00% 11/15/2028	2,660	2,802
Regents of the University of California, General Rev. Bonds, Series 2026-CG, 5.00% 5/15/2033	3,630	4,054
Regents of the University of California, General Rev. Bonds, Series 2026-CF, 5.00% 11/15/2035	4,600	5,230
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2036	18,895	21,515
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	3,115	3,237
Various Purpose GO Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2034	2,270	2,180
Various Purpose GO Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2039	10,000	11,063
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	650	664
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	230	236
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2017-CQ, 4.00% 12/1/2047	60	60
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	1,295	1,300
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	1,315	1,305
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	1,745	1,821
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 12/1/2033 (preref. 12/1/2026)	255	257
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 12/1/2033 (preref. 12/1/2027)	230	238
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2031	5,000	4,218
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	5,000	3,433
Wright Elementary School Dist., GO Bonds, CAB, Series 2003-A, NATL, 0% 8/1/2028	290	272
		647,113

American Funds Tax-Exempt Income Funds	38

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado 2.19%
Adams County School Dist. No. 14, GO Bonds, Series 2025, 5.00% 12/1/2034	USD1,500	$1,686
Adams County School Dist. No. 14, GO Bonds, Series 2025, 5.50% 12/1/2035	1,250	1,443
School Dist. 27J (Counties of Adams, Weld, and Broomfield), GO Bonds, Series 2026-A, 5.50% 12/1/2035	4,000	4,687
Bridge Enterprise, Senior Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 12/31/2027	1,870	1,879
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2028	600	628
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2030	1,000	1,073
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2031	1,000	1,080
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2032	665	716
City of Colorado Springs, Multi Family Housing Rev. Bonds (Bradley Ridge Apartments Project), Series 2025, 3.15% 12/1/2045 (put 12/1/2029)	5,220	5,151
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2027	870	893
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2029	4,000	4,157
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2031	1,625	1,682
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2032	1,645	1,780
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	6,500	6,529
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2029	18,800	19,854
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2032	5,000	5,166
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2033	1,750	1,898
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2034	1,500	1,620
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2035	505	543
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 9/1/2026	750	751
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 9/1/2027	2,030	2,083
E-470 Public Highway Auth., Rev. Bonds, Series 2026-B, (3-month USD-SOFR x 0.67 + 0.70%) 3.145% 9/1/2039 (put 9/1/2028) (b)	2,470	2,465
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2035	2,140	1,500
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2037	325	205
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 4.15% 12/1/2030	1,865	1,855
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2029 (preref. 6/1/2027)	1,750	1,782
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2032	4,840	5,212
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.00% 12/1/2034	6,000	6,502
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2033	1,000	1,077
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2034	2,475	2,668
Health Facs. Auth., Rev. Ref. Bonds (Intermountain Health), Series 2024-A, 5.00% 5/15/2033	7,250	7,898
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Creekside Flats Project), Series 2026, 3.00% 5/1/2048 (put 11/1/2029)	1,435	1,412
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Fitzsimons Gateway Apartment Project), Series 2024-B, 3.18% 9/1/2028 (put 9/1/2027)	960	962
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	190	190
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	1,575	1,581
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	2,010	2,025
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050	1,390	1,390
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	455	449
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	3,765	3,709
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	3,845	3,792
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	3,350	3,606
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-F, Class I, 6.50% 5/1/2055	4,525	5,035
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-H, Class I, 6.25% 5/1/2057	1,460	1,622
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2029	1,000	1,036
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2029	1,500	1,562
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2030	1,100	1,151

39	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2030	USD675	$710
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	1,935	1,939
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	2,020	2,014
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2036	1,000	981
		131,629
Connecticut 0.61%
Aquarion Water Auth., Water System Rev. Bonds, Series 2026-B, 5.25% 2/1/2029	2,470	2,605
Aquarion Water Auth., Water System Rev. Bonds, Series 2026-A, 5.00% 8/1/2034	3,000	3,318
GO Bonds, Series 2021-A, 4.00% 1/15/2028	2,185	2,227
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2029	750	790
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2032	125	134
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U, 5.00% 7/1/2033	4,250	4,738
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	470	472
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	250	255
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	345	356
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 4.75% 11/15/2036	800	800
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	1,855	1,776
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 4.25% 11/15/2043	240	229
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 4.25% 11/15/2043	845	807
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-A-3, 1.70% 5/15/2034	2,510	2,019
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	230	230
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	515	518
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	250	250
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2015-A, 3.85% 5/15/2045	210	190
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 3.50% 11/15/2045	375	373
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045	1,605	1,612
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045	895	898
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	155	155
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049	2,285	2,301
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	3,140	3,110
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	3,865	4,080
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	2,245	2,396
		36,639
Delaware 0.17%
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2040 (put 10/1/2035)	3,100	3,052
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2045 (put 10/1/2035)	5,935	5,843
GO Bonds, Series 2024-A, 5.00% 5/1/2028	1,300	1,354
		10,249
District of Columbia 0.69%
GO Bonds, Series 2021-D, 5.00% 2/1/2030	1,500	1,606
GO Bonds, Series 2024-A, 5.00% 8/1/2030	1,460	1,575
GO Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2027	2,205	2,249
GO Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2028	1,190	1,240
GO Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2032	1,350	1,490

American Funds Tax-Exempt Income Funds	40

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	USD1,055	$1,082
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Wagner Senior Residences Project), Series 2025-A, 2.95% 9/1/2028	3,000	2,985
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Rev. Bonds, Series 2017-A-2, 5.00% 7/1/2033	1,000	1,015
Metropolitan Area Transit Auth., Gross Rev. Transit Rev. Bonds, Series 2017-B, 5.00% 7/1/2029	1,110	1,131
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	1,520	1,581
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027	1,510	1,546
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2028	1,945	2,023
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2028	6,750	7,021
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2030	5,250	5,595
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031	2,500	2,686
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2027	600	615
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2028 (escrowed to maturity)	310	325
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2029 (escrowed to maturity)	400	426
Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2022-E, 3.00% 10/1/2057 (put 10/1/2027)	4,500	4,488
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, AGI, 5.50% 10/1/2028	740	765
		41,444
Florida 2.48%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2025-B-1, 4.00% 10/1/2030	925	925
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 10/1/2029	1,250	1,316
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2027	1,000	1,019
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/2035	2,835	3,090
Central Florida Expressway Auth., Rev. Bonds, Series 2021-D, 5.00% 7/1/2029	835	886
Central Florida Expressway Auth., Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	2,000	2,062
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2027	240	240
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2028	445	445
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2035	1,260	1,268
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2039 (preref. 6/1/2027)	1,740	1,759
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2042 (preref. 6/1/2027)	1,060	1,072
Florida Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Amberwood Lofts), Series 2026-J, 3.00% 7/1/2044 (put 7/1/2029)	1,915	1,891
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026 (escrowed to maturity)	720	723
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026	280	281
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2027 (escrowed to maturity)	385	395
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2027	285	292
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2028	750	752
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	3,000	3,122
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2039	1,775	1,689
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2016, AMT, 5.00% 10/1/2027	1,125	1,152
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Lakewood Terrace Apartments), Series 2026, 2.90% 7/1/2043 (put 7/1/2028)	1,565	1,553
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 3.25% 7/1/2032	1,515	1,451
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 1.80% 7/1/2036	2,495	1,959
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	85	85
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	545	539
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	1,755	1,735

41	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	USD6,810	$6,697
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2022-1, 3.50% 7/1/2052	565	563
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	6,470	6,946
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	1,110	1,202
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	4,135	4,518
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2026-3, 6.25% 7/1/2057	6,350	7,134
Housing Fin. Corp., Multi Family Mortgage Housing Rev. Bonds (Arbours at Emerald Springs), Series 2025-L, 3.15% 12/1/2028 (put 12/1/2027)	895	895
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Capri Place), Series 2026-A, 3.00% 2/1/2044 (put 8/1/2029)	450	445
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Residences at Marina Village), Series 2025-S, 2.85% 10/1/2043 (put 10/1/2028)	4,255	4,218
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Southward Village CNI Phase 2), Series 2025-T, 3.20% 12/1/2044 (put 12/1/2028)	3,075	3,070
Jacksonville Housing Fin. Auth., Multi Family Housing Rev. Bonds (Egret Landing), Series 2025, 3.40% 7/1/2058 (put 7/1/2028)	1,850	1,852
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026	500	502
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2026	340	341
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028	1,500	1,538
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2029	3,640	3,833
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2031	1,875	2,006
County of Lee, Airport Rev. Bonds, Series 2026-A-2, AMT, 5.00% 10/1/2056 (put 10/1/2031)	2,235	2,365
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (5300-5360 Summerlin), Series 2026, 2.65% 12/1/2047 (put 9/1/2029)	580	566
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Avella North Port), Series 2026, 2.95% 1/1/2060 (put 7/1/2029)	2,960	2,936
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2028	60	61
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 2.50% 5/1/2027	300	298
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 2.50% 5/1/2028	305	299
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 2.625% 5/1/2029	315	306
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029	2,915	3,068
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	2,000	2,152
County of Miami-Dade, Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2026, 5.00% 4/1/2035	3,000	3,329
County of Miami-Dade, Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2026, 5.00% 4/1/2036	2,500	2,778
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2032	800	817
County of Miami-Dade, Seaport Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031	6,745	7,185
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 10/1/2029	1,000	1,025
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2030	1,075	1,130
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2031	1,000	1,061
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2034	1,000	1,077
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2029	1,080	1,138
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2033	3,000	3,263
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2034	5,000	5,453
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2029	1,420	1,481
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2030	2,985	3,140
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2031	3,135	3,322
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2032	2,790	2,975
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)	7,560	7,127

American Funds Tax-Exempt Income Funds	42

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Osceola County Housing Fin. Auth., Multi Family Housing Rev. Bonds (Crestwood Apartments), Series 2026-B, 2.65% 9/1/2043 (put 9/1/2028)	USD460	$455
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.20% 5/1/2027	355	355
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.25% 5/1/2028	370	370
County of Pinellas, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Indigo Apartments), Series 2025, 3.40% 7/1/2028 (put 7/1/2027)	1,080	1,083
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.50% 5/1/2032	1,750	1,744
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.75% 5/1/2039	405	370
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2026	1,000	1,001
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2027	1,250	1,277
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2037	4,000	4,051
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2028	215	222
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2029	250	262
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2030	260	275
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2031	325	342
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2032	250	262
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2033	250	262
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2034	275	287
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2035	300	312
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034 (c)	445	443
		149,186
Georgia 2.63%
Athens Housing Auth., Multi Family Housing Rev. Bonds, (North Downtown Athens Phase II), Series 2025, 3.23% 6/1/2045 (put 6/1/2029)	4,615	4,613
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2036	1,000	1,084
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 7/1/2033	1,400	1,495
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 1/1/2031	1,525	1,537
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031 (c)	330	313
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Garson Drive Project), Series 2026, 3.05% 1/1/2045 (put 7/1/2030)	1,015	994
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Martin House), Series 2025, 3.20% 5/1/2029 (put 5/1/2028)	4,005	4,005
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (North Block), Series 2025, 3.40% 2/1/2029 (put 2/1/2028)	1,200	1,203
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 11/1/2033 (preref. 11/1/2027)	1,000	1,028
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027	260	265
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028	310	323
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029	270	285
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 2013-1, 2.90% 8/1/2043 (put 8/21/2029)	12,000	11,894
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032	3,860	3,408
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-01, 2.90% 12/1/2049 (put 8/21/2029)	1,190	1,180
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	4,975	4,989
City of Columbus, Housing Auth., Multi Family Housing Rev. Bonds (HACG RAD II Project), Series 2025, 3.30% 11/1/2028 (put 11/1/2027)	1,210	1,212

43	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
City of Decatur, Housing Auth., Multi Family Housing Rev. Bonds (Philips Tower Project), Series 2025, 3.25% 9/1/2028 (put 9/1/2027)	USD1,055	$1,056
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2029	575	602
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2030	400	422
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2031	735	782
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2032	1,185	1,269
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	395	395
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	665	666
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-2, AMT, 3.10% 12/1/2031	1,030	994
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 2.75% 12/1/2035	2,500	2,188
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (c)	8,230	8,230
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	10,820	11,321
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	28,760	30,479
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	12,165	12,916
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2029	660	692
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2030	680	723
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2031	3,300	3,551
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2031	575	619
Municipal Electric Auth., General Resolution Projects Bonds, Series 2020-A, 5.00% 1/1/2032	1,355	1,453
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2032	2,645	2,876
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2032	2,610	2,838
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2033	1,255	1,360
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2033	1,500	1,646
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, AGI, 5.00% 1/1/2029	495	519
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2028	205	212
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2029	240	252
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2030	1,000	1,035
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2030	290	309
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2028	160	163
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2029	330	344
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2030	175	185
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2031	165	173
Municipal Electric Auth., Project One Bonds, Series 2016-A, BAM, 5.00% 1/1/2028	8,335	8,383
Municipal Electric Auth., Project One Bonds, Series 2016-A, 5.00% 1/1/2028	5,580	5,608
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2030	1,025	1,070
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2031	1,390	1,449
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2031	1,720	1,851
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2031	1,250	1,345
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2032	1,515	1,647
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2034	1,365	1,473
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2026-A, 5.00% 4/1/2036	1,985	2,194
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2029	230	242
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2030	530	567
Walker County Dev. Auth., Rev. Bonds (Gateway at Sunset Street Project), Series 2026, 3.05% 1/1/2044 (put 7/1/2029)	2,250	2,223
		158,150
Guam 0.07%
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2031	610	642
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2032	1,465	1,552
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2035	875	936
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2028	1,000	1,030
		4,160

American Funds Tax-Exempt Income Funds	44

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii 0.12%
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2040	USD3,010	$3,201
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2032	2,415	2,668
City and County of Honolulu, Wastewater System Rev. Bonds (Second Bond Resolution), Series 2025-A, 5.00% 7/1/2033	1,300	1,449
		7,318
Idaho 0.18%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2029	235	246
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2018-A, 5.00% 3/1/2037	765	783
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 5.00% 7/15/2029	1,345	1,423
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2029	600	639
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2031	750	821
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	6,250	6,804
		10,716
Illinois 4.22%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	500	521
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2029	3,400	3,532
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2030	4,000	4,202
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2031	3,890	4,150
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2033	5,000	5,408
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2034	3,200	3,478
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2035	1,275	1,398
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2036	1,270	1,382
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2032	8,325	9,031
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 5.00% 1/1/2035	1,000	1,006
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2040	750	794
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026	5,225	5,251
City of Chicago, Water Rev. Bonds, Series 1999, AGI, 5.00% 11/1/2029	1,000	1,005
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	1,400	1,408
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2031	1,335	1,445
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	355	364
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2032	4,000	4,348
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2034	1,500	1,614
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2034	4,000	4,381
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2035	570	610
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2003-A, NATL, 6.00% 7/1/2029	1,840	1,940
County of Cook, GO Rev. Ref. Bonds, Series 2022-A, 5.00% 11/15/2033	1,175	1,283
County of Cook, Sales Tax Rev. Bonds, Series 2024, 5.00% 11/15/2029	680	722
County of Cook, Sales Tax Rev. Bonds, Series 2024, 5.00% 11/15/2030	1,500	1,612
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2027	500	513
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2028	400	417
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	975	839
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	1,105	1,069
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.25% 7/1/2046	2,050	1,976
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 11/1/2030	2,970	3,002
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2019, 5.00% 4/1/2028	1,280	1,323

45	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 8/15/2027	USD2,000	$2,044
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2042	3,740	3,782
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2027	250	250
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	2,000	2,011
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	740	725
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2037	3,750	3,618
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2039	2,500	2,356
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 1/1/2031	1,750	1,894
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2031	2,580	2,809
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2033	365	392
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2026	1,935	1,938
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2029	1,500	1,508
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	2,140	2,145
Fin. Auth., Rev. Ref. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 1/1/2031	550	595
Fin. Auth., Rev. Ref. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 7/1/2031	2,810	3,061
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	24,730	24,758
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 3.875% 5/1/2040 (put 9/1/2028)	1,940	1,964
GO Bonds, Series 2017-D, 5.00% 11/1/2026	2,500	2,512
GO Bonds, Series 2017-D, BAM, 5.00% 11/1/2028	7,885	8,077
GO Bonds, Series 2020-B, 5.00% 10/1/2029	7,000	7,388
GO Bonds, Series 2025-C, 5.25% 9/1/2032	5,755	6,325
GO Bonds, Series 2023-B, 5.00% 5/1/2033	10,000	10,752
GO Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028	2,500	2,526
GO Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2028	4,000	4,126
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	235	235
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046	145	145
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	1,620	1,626
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2026, 2.80% 4/1/2029 (put 4/1/2028)	530	526
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, FHA, 3.60% 8/1/2032 (put 8/1/2028)	2,175	2,187
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 2.70% 10/1/2034	1,420	1,255
Housing Dev. Auth., Rev. Bonds, Series 2019-C, 2.80% 10/1/2034	1,750	1,563
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 1.85% 10/1/2036	2,000	1,569
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048	320	321
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	1,710	1,719
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 4/1/2050	2,505	2,508
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	1,040	1,024
Housing Dev. Auth., Rev. Bonds, Series 2023-A, 5.25% 4/1/2053	4,290	4,531
Housing Dev. Auth., Rev. Bonds, Series 2023-H, 5.75% 10/1/2053	4,035	4,258
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	2,710	2,910
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	3,810	4,075
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	3,590	3,919
Board of Trustees of Illinois State University, Certs. of Part. (Capital Improvement Projects), Series 2024, AGI, 5.00% 4/1/2036	1,705	1,833
Board of Trustees of Illinois State University, Certs. of Part. (Capital Improvement Projects), Series 2024, AGI, 5.00% 4/1/2037	1,810	1,930
Board of Trustees of Illinois State University, Certs. of Part. (Capital Improvement Projects), Series 2024, AGI, 5.00% 4/1/2038	1,875	1,980
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2036	950	1,039
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2037	950	1,030
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 12/15/2029	1,000	894
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 6/15/2030	3,320	2,910
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2031	2,000	1,677
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2032	4,085	3,220
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2026	1,000	1,007

American Funds Tax-Exempt Income Funds	46

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2027	USD780	$788
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027	1,650	1,653
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2028	2,500	2,557
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 1994, NATL, 0% 6/15/2029	870	790
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2035	1,440	984
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 5.00% 10/1/2029	325	341
Sales Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 6/15/2031	2,250	2,307
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2034	16,000	17,479
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2036	2,235	2,455
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-B, 5.00% 1/1/2028	515	531
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033	1,000	1,001
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 4/1/2028	2,100	2,179
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 4/1/2030	1,310	1,398
		253,934
Indiana 1.74%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-E, 5.00% 10/1/2034	4,705	5,201
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-E, 5.00% 10/1/2035	5,000	5,557
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 11/1/2026	1,365	1,372
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	4,170	4,255
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	2,985	2,902
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2037	15,050	16,281
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2028	575	596
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2028	1,400	1,462
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2033	1,505	1,671
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2035	1,670	1,857
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035	3,000	2,466
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	385	386
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	1,270	1,253
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	2,405	2,354
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	1,135	1,170
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	285	300
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030	625	645
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	625	646
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	920	951
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2032	625	647
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2033	375	388
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2034	475	490
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	650	609
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2027	330	333
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2028	435	448
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2029	265	279
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2029	5,515	5,752

47	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2030	USD435	$464
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2032	2,000	2,149
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2033	4,000	4,317
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 1/1/2028	1,095	1,096
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 1/1/2029	5,250	5,476
City of Indianapolis, Water System Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2028	3,000	3,011
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2032	300	326
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2033	350	380
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2034	500	540
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	10,000	10,218
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	3,750	3,834
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2017, AMT, 4.00% 11/1/2047 (put 6/10/2033)	1,315	1,317
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019, AMT, 4.00% 12/1/2044 (put 6/10/2033)	11,135	11,124
		104,523
Iowa 0.73%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-A, 1.80% 7/1/2030	2,020	1,841
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 1/1/2047	930	916
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	1,690	1,704
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	105	104
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020, 3.25% 7/1/2050	1,340	1,333
PEFA, Inc., Gas Project Rev. Bonds, Series 2026-A, 5.00% 4/1/2035	13,445	14,108
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	10,200	10,215
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	795	825
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2029	3,250	3,408
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2029	250	262
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2030	615	651
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2033	835	881
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2034	820	859
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	3,370	3,291
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2028	1,400	1,452
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2031	1,500	1,627
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2033	700	753
		44,230
Kansas 0.05%
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2033	850	913
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2034	355	380
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2035	500	532
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 3/1/2027	1,315	1,331
		3,156
Kentucky 1.83%
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	10,710	9,364
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	5,485	4,515
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	6,075	5,867

American Funds Tax-Exempt Income Funds	48

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2033	USD1,000	$1,027
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	5,755	5,703
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood III Rural Housing Portfolio), Series 2024, 3.50% 7/1/2028 (put 7/1/2027)	3,000	3,007
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	2,565	2,813
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	2,680	2,889
Kenton County Airport Board, International Airport Rev. Bonds, Series 2024-A, AMT, 5.00% 1/1/2032	1,180	1,268
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	5,000	5,018
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2035	2,785	2,790
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds, Series 2001-A, 0.90% 9/1/2026	1,000	998
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	8,750	7,382
Municipal Power Agcy., Power System Rev. Ref. Bonds (Prairie State Project), Series 2026-B, 5.00% 9/1/2029	2,300	2,423
Municipal Power Agcy., Power System Rev. Ref. Bonds (Prairie State Project), Series 2026-B, 5.00% 9/1/2030	310	331
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 2.45% 9/1/2039 (put 10/1/2029)	6,000	5,789
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2020, 3.875% 6/1/2040 (put 9/1/2028)	3,340	3,381
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2030	580	619
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2031	1,415	1,522
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	9,825	9,877
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2029	1,000	1,034
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2030	1,825	1,895
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	10,000	10,364
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	4,200	4,436
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	10,015	10,435
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)	5,500	5,356
		110,103
Louisiana 1.37%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 1/1/2029	1,000	1,007
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, AGI, 5.00% 8/1/2028	2,000	2,081
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	19,695	18,837
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2/1/2029	1,000	1,053
Housing Corp., Multi Family Housing Rev. Bonds (Capstone at Covington Place Project), Series 2025, 3.10% 5/1/2043 (put 5/1/2028)	1,605	1,605
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	5,065	5,067
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	4,200	4,160
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2020-B, 3.50% 6/1/2050	485	484
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-B, 3.00% 12/1/2051	750	740
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	5,165	5,516
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, AGI, 5.00% 12/1/2027	2,600	2,672
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2024, BAM, 5.00% 2/1/2031	1,100	1,185
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2035	825	894
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2036	495	534
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030	955	892
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	830	887
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2032	2,875	3,132
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2033	3,000	3,295
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2029	1,000	1,040
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2027	1,000	1,001

49	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2028	USD900	$901
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2046	1,350	1,350
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2036	1,000	1,007
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-D, 3.00% 6/1/2037 (put 7/2/2029)	23,455	23,305
		82,645
Maine 0.11%
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2026	190	191
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2027	210	214
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2028	255	263
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2029	245	253
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2030	150	156
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 4.75% 12/1/2035	1,100	1,103
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.00% 12/1/2037	1,000	1,010
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.00% 12/1/2039	1,340	1,301
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 1.85% 11/15/2036	2,750	2,067
Housing Auth., Mortgage Purchase Bonds, Series 2019-E, 3.75% 11/15/2049	295	295
		6,853
Maryland 1.12%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2019-D, 2.75% 7/1/2034	1,005	896
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 1.90% 3/1/2031	1,275	1,147
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 1.95% 9/1/2031	1,465	1,306
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 2.10% 3/1/2033	1,000	863
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 9/1/2035	1,000	818
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	560	566
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 9/1/2048	1,315	1,324
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	1,335	1,331
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	970	969
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	4,300	4,268
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	6,220	6,145
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	4,789	4,711
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-D, 5.75% 9/1/2054	3,805	3,998
GO Bonds, State and Local Facs. Loan of 2018, Series 2018-2, 5.00% 8/1/2031	1,295	1,346
GO Bonds, State and Local Facs. Loan of 2019, Series 2019-1, 3.00% 3/15/2034	1,500	1,432
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-A-1, 5.00% 6/1/2029	480	509
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-B-1, 5.00% 8/1/2029	965	1,027
County of Harford, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 10/1/2029	3,995	4,263
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	1,745	1,756
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	1,230	1,231
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 8/1/2027	1,745	1,787
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2026-A, 5.00% 8/1/2028	4,265	4,461

American Funds Tax-Exempt Income Funds	50

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2018-A, 5.00% 7/15/2029	USD870	$907
County of Prince George, GO Consolidated Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2027	4,915	5,024
County of Prince George, GO Consolidated Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2028	2,140	2,237
Dept. of Transportation, Consolidated Transportation Bonds, Series 2025-B, 5.00% 10/1/2029	750	800
Dept. of Transportation, Consolidated Transportation Bonds, Series 2025-B, 5.00% 10/1/2033	1,510	1,682
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	5,000	4,243
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2025-C, 5.00% 11/1/2029	5,065	5,408
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2019, 5.00% 6/1/2030	1,155	1,222
		67,677
Massachusetts 1.11%
Clean Water Trust, Revolving Fund Green Bonds, Series 2025-26A, 5.00% 2/1/2027	1,250	1,265
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2026-A-2, 5.00% 10/1/2065 (put 10/1/2033)	5,785	6,402
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.00% 12/1/2043	15,000	15,799
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2033	9,350	10,397
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2027	1,150	1,151
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-M, AMT, 5.00% 7/1/2027	1,350	1,369
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2029	2,650	2,786
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	100	100
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2032	10,000	10,425
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2032	980	1,026
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	1,670	1,354
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	3,895	3,775
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048	395	395
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	635	656
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 215, 4.00% 12/1/2050	1,045	1,049
Massachusetts Bay Transportation Auth., Sales Tax Rev. Bonds, CAB, Series 2016-A, 0% 7/1/2028	1,500	1,417
Turnpike Auth., Metropolitan Highway System Rev. Bonds, CAB, Series 1997-A, NATL, 0% 1/1/2028	1,320	1,265
Turnpike Auth., Metropolitan Highway System Rev. Bonds, CAB, Series 1997-A, NATL, 0% 1/1/2029	1,000	928
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2026-D, 5.00% 8/1/2029	5,000	5,327
		66,886
Michigan 1.81%
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2026	1,000	1,007
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 5.00% 2/15/2035	1,020	1,055
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2029	2,000	2,104
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	770	803
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 11/15/2029	1,415	1,489
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2032	1,475	1,589
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-B, 5.00% 5/15/2033	1,475	1,595
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 5/15/2033	4,500	4,854
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-F-6, 4.00% 11/15/2047 (preref. 11/15/2026)	3,065	3,075
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, FHA, 5.00% 8/1/2027 (put 8/1/2026)	6,325	6,325
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	7,000	6,939
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Trumbull Apartments Project), Series 2026, 4.00% 10/1/2029 (put 10/1/2028)	4,000	4,063
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 1.80% 10/1/2031	1,000	873
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	160	160
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	2,865	2,880
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049	1,730	1,741
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050	925	927
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	2,595	2,588
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	4,305	4,244
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	11,665	12,072
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	17,160	17,987
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	5,505	5,961
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2030	500	530

51	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2031	USD750	$804
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2032	745	805
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2033	1,040	1,119
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, AMT, 5.00% 12/31/2028	2,575	2,650
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029	3,000	2,738
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030	16,780	14,827
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-B, AMT, 5.00% 12/1/2031	1,135	1,216
		109,020
Minnesota 1.37%
Becker Independent School Dist. No. 726, GO School Building Bonds, Series 2022-A, CAB, 0% 2/1/2034	3,420	2,541
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-B, 5.00% 8/1/2028	1,000	1,045
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	5,830	5,363
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 1.65% 7/1/2030	1,120	1,021
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-F, 2.45% 7/1/2034	1,410	1,232
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 2.625% 1/1/2040	1,925	1,554
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	85	85
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046	340	340
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047	150	150
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	455	456
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	55	55
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 1/1/2049	2,755	2,780
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049	1,440	1,454
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	575	573
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 7/1/2050	3,475	3,461
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	1,890	1,867
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	2,065	2,034
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	4,220	4,149
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	6,595	6,477
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	7,985	7,869
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	4,805	4,700
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053	2,205	2,327
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2024-O, 6.25% 1/1/2055	9,280	10,214
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2033	8,245	9,126
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2036	1,845	2,065
City of Rochester, Multi Family Housing Rev. Bonds (The Commons at Bear Creek), Series 2026, 2.95% 1/1/2060 (put 2/1/2029)	2,245	2,235
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2033	1,165	1,244
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2035	1,350	1,431
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2028	2,245	2,347
Various Purpose GO Bonds, Series 2025-D, 5.00% 8/1/2028	1,910	1,997
		82,192
Mississippi 0.10%
Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.70% 3/1/2029 (put 9/1/2026)	1,460	1,457
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2026	3,425	3,430
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-B, 2.40% 12/1/2034	1,000	861
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-C, AMT, 4.00% 12/1/2046	70	70
		5,818

American Funds Tax-Exempt Income Funds	52

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri 1.28%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2026-A, 5.00% 4/1/2033	USD5,000	$5,479
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2026-A, 5.00% 4/1/2036	10,000	11,078
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2032	5,600	6,068
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2035	2,470	2,701
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	185	185
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047	440	443
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047	1,084	1,009
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049	365	366
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	1,770	1,762
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	1,525	1,498
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	3,500	3,441
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	2,490	2,457
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-A, 5.75% 5/1/2053	2,595	2,735
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	2,800	3,096
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	9,125	9,954
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	9,285	9,975
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	6,270	6,791
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-C, 6.00% 5/1/2057	4,440	4,910
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2031	1,750	1,836
City of St. Louis, Industrial Dev. Auth., Multi Family Rev. Bonds (The Brewery Apartments), Series 2025, 3.15% 4/1/2046 (put 4/1/2028)	1,190	1,190
		76,974
Montana 0.21%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	9,075	9,178
Board of Housing, Multi Family Housing Rev. Bonds (Hidden Creek 4 Project), Series 2026, 3.05% 11/1/2046 (put 5/1/2029)	680	674
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	100	100
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051	1,135	1,117
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	480	473
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	1,135	1,214
		12,756
Nebraska 0.19%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 3/1/2040	840	837
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045	10	10
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	220	220
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,550	1,551
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	890	879
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	5,705	5,612
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	1,365	1,362
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2024-B, 5.00% 2/1/2032	1,000	1,097
		11,568

53	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada 0.78%
Clark County School Dist., Limited Tax GO Building and Rev. Ref. Bonds, Series 2026-A, 5.00% 6/15/2028	USD13,310	$13,852
Clark County School Dist., Limited Tax GO Building and Rev. Ref. Bonds, Series 2026-A, 5.00% 6/15/2029	9,750	10,291
Clark County School Dist., Limited Tax GO Building Bonds, Series 2024-B, 5.00% 6/15/2034	2,000	2,214
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	1,100	1,001
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	940	956
Housing Division, Multi Unit Housing Rev. Bonds (The Prospector Apartments), Series 2025, 3.00% 7/1/2056 (put 7/1/2029) (d)	375	375
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 4/1/2049	485	487
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2027	1,200	1,201
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2035	7,835	8,458
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	1,195	1,296
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2026-B, 5.00% 6/1/2033	2,500	2,785
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034	5,000	4,295
		47,211
New Hampshire 1.41%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 5.00% 11/1/2034	500	522
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	360	355
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	2,580	2,625
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2026	1,250	1,254
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2027	1,250	1,253
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2025-E, 6.25% 7/1/2056	4,980	5,540
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds (Social Bonds), Series 2026-E, 6.50% 7/1/2056	5,330	6,060
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (c)	6,900	6,854
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (c)	3,590	3,588
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	6,463	6,294
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	2,618	2,478
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.507% 8/20/2039 (b)	8,790	322
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	9,158	8,619
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.085% 1/20/2041 (b)	5,628	5,391
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.085% 1/20/2041 (b)	380	353
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.795% 2/20/2041 (b)	13,593	13,609
National Fin. Auth., Municipal Certs., Series 2026-1, Class A, 5.10% 12/20/2042	5,990	6,133
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.495% 7/1/2051 (b)	9,450	317
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 12/1/2035	10,150	10,889
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (c)	2,300	2,330
		84,786
New Jersey 2.85%
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-BBB, 5.50% 6/15/2029 (preref. 12/15/2026)	1,030	1,040
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2023-RRR, 5.00% 3/1/2028	5,375	5,570
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 11/1/2029 (put 12/1/2027)	1,345	1,286
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	15,730	14,802
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2026-A, 5.00% 7/1/2029	20,000	21,142
Health Care Facs. Fncg. Auth., Rev. Bonds (Atlanticare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2032	680	726
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2034	1,000	1,003
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2027	1,150	1,171

American Funds Tax-Exempt Income Funds	54

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	USD4,130	$4,183
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	8,625	8,728
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	1,465	1,481
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	7,090	6,820
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	13,010	12,883
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2033	3,750	4,012
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	290	287
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	9,850	9,534
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2026	335	337
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-A, 5.00% 12/1/2027	1,000	1,024
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2027	335	343
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	3,500	3,209
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	3,785	3,656
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	5,060	4,705
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	11,370	10,870
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	5,955	5,822
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 4.25% 12/1/2046	5,350	5,181
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2021-H, 1.85% 10/1/2033	1,020	861
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	1,885	1,906
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	1,590	1,609
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	4,145	4,131
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	2,505	2,653
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	6,745	6,947
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	3,680	3,931
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM, 5.00% 11/1/2036	500	538
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM, 5.00% 11/1/2037	500	535
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029	225	232
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 6/15/2028	3,000	3,015
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2032	2,000	2,080
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-CC, 5.00% 6/15/2033	1,625	1,776
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-CC, 5.00% 6/15/2034	1,450	1,577
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, BAM, 0% 12/15/2028	3,500	3,249
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, 0% 12/15/2031	2,500	2,082
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2009-A, 0% 12/15/2032	4,405	3,505
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	1,180	1,201
		171,643
New Mexico 0.52%
Albuquerque Municipal School Dist. No. 12, GO School Bonds, Series 2021-A, 5.00% 8/1/2026	275	275
Albuquerque Municipal School Dist. No. 12, GO School Bonds, Series 2021-A, 5.00% 8/1/2028	375	391
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	3,650	3,288
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-A, 2.15% 4/1/2033	2,100	1,790
GO Bonds (Capital Projects), Series 2025, 5.00% 3/1/2027 (escrowed to maturity)	4,000	4,055
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2029	1,195	1,263
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2030	1,110	1,165
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	330	329
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 3/1/2048	275	274
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049	235	236
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	380	381
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050	3,085	3,106
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	1,120	1,124

55	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Mexico (continued)
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-B, Class I, 3.00% 1/1/2051	USD1,935	$1,906
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054	3,425	3,637
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2025, 5.00% 6/1/2054 (put 11/1/2030)	7,705	8,117
		31,337
New York 7.10%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2029	5,850	6,183
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2030	8,000	8,585
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2033	2,915	3,228
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2035	15,000	16,810
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2036	2,175	2,433
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2036 (preref. 9/15/2035)	10	11
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2016-A, 5.00% 3/15/2028	555	556
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2033	1,405	1,450
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	1,340	1,360
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2026-A, 5.00% 6/15/2029	2,550	2,715
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2026-A, 5.00% 6/15/2040	1,000	1,111
Environmental Facs. Corp., Revolving Funds Rev. Green Bonds (2010 Master Fncg. Program), Series 2022-B, 5.00% 9/15/2033	425	472
Environmental Facs. Corp., Revolving Funds Rev. Green Bonds (2010 Master Fncg. Program), Series 2022-B, 5.00% 9/15/2034	250	276
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	6,385	6,343
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2020-H, 1.95% 5/1/2032	2,245	1,967
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.45% 5/1/2029	1,560	1,449
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	10,955	10,739
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.75% 11/1/2062 (put 11/1/2029)	10,000	10,005
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-2, 3.20% 5/1/2065 (put 11/1/2030)	2,665	2,618
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-2, 3.375% 5/1/2065 (put 11/1/2031)	5,000	4,895
Housing Fin. Agcy., Affordable Housing Rev. Ref. Bonds, Series 2020-H, 1.75% 5/1/2030	1,645	1,511
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.45% 11/15/2029	1,650	1,502
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.70% 11/15/2030	4,000	3,575
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.90% 11/15/2031	2,000	1,758
Long Island Power Auth., Electric System General Rev. Bonds, Series 2026-B, 5.00% 9/1/2032	3,400	3,750
Long Island Power Auth., Electric System General Rev. Bonds, Series 2025-A, 5.00% 9/1/2035	1,000	1,122
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	15,000	15,881
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2027	535	551
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2025-B, 5.00% 11/15/2027	1,450	1,493
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2028	1,185	1,245
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2029	1,945	2,012
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 2.25% 4/1/2030	1,320	1,246
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 2.30% 10/1/2030	2,205	2,050
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 225, 2.00% 10/1/2035	1,675	1,397
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	125	125
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	6,325	6,232
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	315	316
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049	340	341
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	2,150	2,141
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 274, 6.25% 10/1/2056	3,005	3,321
New York City GO Bonds, Fiscal 2017, Series 2017-C, 5.00% 8/1/2028	4,300	4,345
New York City GO Bonds, Fiscal 2019, Series 2019-E, 5.00% 8/1/2033	1,000	1,039
New York City GO Bonds, Fiscal 2022, Series 2022-C, 5.00% 8/1/2031	1,100	1,188
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.00% 10/1/2033	1,000	1,086
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2035	1,000	1,089

American Funds Tax-Exempt Income Funds	56

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2031	USD800	$864
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2032	2,430	2,645
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2033	15,000	16,449
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2033	7,295	8,008
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2041	2,355	2,494
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2/15/2027	1,000	1,013
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2022-A, 2.75% 11/1/2033	2,250	2,067
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-B-2, 3.70% 5/1/2064 (put 7/3/2028)	8,365	8,437
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-F-2, 3.40% 11/1/2064 (put 1/2/2029)	1,000	1,002
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-E-2, 3.125% 11/1/2065 (put 7/1/2030)	4,665	4,588
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-G-1-A, 2.25% 11/1/2031	1,150	1,041
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.10% 5/1/2032	1,055	940
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-G, FHA, 1.85% 11/1/2032	1,055	904
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2022-A, 2.80% 11/1/2034	3,335	3,008
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.10% 11/1/2036	1,340	1,078
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2023-E-2, 3.80% 11/1/2063	2,620	2,635
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-A-2, 3.25% 11/1/2064 (put 7/1/2029)	7,045	7,024
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	8,515	8,570
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-D, 4.00% 12/15/2031	205	206
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	190	192
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-FF, 5.00% 6/15/2040	13,410	13,727
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 11/1/2028	1,000	1,017
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-C-3, 5.00% 5/1/2039	1,135	1,159
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 5/1/2031	760	817
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-B, 4.00% 8/1/2037	4,000	3,979
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2022-A-1, 5.00% 8/1/2035	1,200	1,290
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2030	2,285	2,455
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2038	9,800	10,568
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2032	4,390	4,830
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-A1, 5.00% 11/1/2034	4,000	4,435
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2034	1,375	1,525
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2034	5,025	5,572
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2036	2,640	2,893
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2038	12,000	12,943
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2028	590	611
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2028	3,985	4,182
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2028	2,865	3,007
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2029	1,250	1,318
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2033	4,500	4,969
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2034	1,110	1,228
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D, 5.00% 11/1/2034	2,235	2,478
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-G-1, 5.00% 11/1/2034	5,000	5,544
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2038	12,770	13,925
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2039	3,830	4,137
New York City Trust for Cultural Resources, Rev. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2026-A, 5.00% 12/1/2032	1,500	1,655
Port Auth., Consolidated Bonds, Series 221, AMT, 5.00% 7/15/2028	1,000	1,037
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	6,000	6,237

57	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 9/15/2028	USD10,000	$10,292
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	6,880	6,869
Port Auth., Consolidated Bonds, Series 226, AMT, 5.00% 10/15/2028	1,725	1,796
Port Auth., Consolidated Bonds, Series 227, AMT, 2.00% 10/1/2031	1,505	1,355
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2028	2,350	2,431
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2040	7,025	7,621
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2041	5,000	5,389
Thruway Auth., State Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2042	3,000	3,220
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2029	810	858
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2032	6,950	7,435
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2035	550	570
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	4,000	3,924
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	2,000	2,205
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2041	770	840
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2042	7,000	7,598
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 11/15/2043	3,000	3,244
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2018-C, 5.00% 11/15/2038	3,750	3,868
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A, 5.00% 2/1/2028	7,455	7,706
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 2/1/2029	7,180	7,564
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034	450	498
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 12/1/2032	1,160	1,291
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2039	750	811
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2031	1,000	1,079
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 4.00% 3/15/2038	2,915	2,898
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2033	1,975	2,160
		427,747
North Carolina 1.66%
Capital Facs. Fin. Agcy., Educational Facs. Rev. Ref. Bonds (Wake Forest University), Series 2026, 5.00% 1/1/2036	3,195	3,596
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Environmental Improvement and Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	1,100	1,093
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	2,025	2,041
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	3,890	3,926
Gastonia Housing Auth. Multi Family Housing Rev. Bonds (Stonecroft Village), Series 2024-B, 3.50% 5/1/2028 (put 5/1/2027)	2,600	2,609
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2031	6,730	7,370
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2032	6,865	7,608
GO School Bonds, Series 2023, 5.00% 9/1/2029	1,500	1,601
GO School Bonds, Series 2023, 5.00% 9/1/2030	1,000	1,084
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds (1998 Trust Agreement), Series 45, 3.00% 7/1/2051	1,615	1,597
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.55% 7/1/2035	1,140	990
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	130	131
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	6,815	6,720
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 51, 5.75% 1/1/2054	2,965	3,132
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	8,465	8,993
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	6,065	6,501
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	5,170	5,677

American Funds Tax-Exempt Income Funds	58

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	USD5,245	$5,671
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	4,005	4,485
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	100	100
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048	330	331
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	435	437
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	1,975	1,988
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	1,410	1,390
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Fitch Irick Portfolio), Series 2024, 5.00% 4/1/2029 (put 4/1/2028)	2,825	2,913
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Weaver-PPM Portfolio), Series 2024, 4.00% 3/1/2028 (put 3/1/2027)	2,670	2,684
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2027	1,040	1,058
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	2,670	2,778
Medical Care Commission, Health Care Facs. Rev. Bonds (Vidant Health), Series 2015, 5.00% 6/1/2040	485	485
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, FHA, 4.05% 1/1/2028 (put 1/1/2027)	4,000	4,015
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2029	1,500	1,573
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 5/1/2030	1,000	1,013
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 5/1/2031	1,000	1,012
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2026, 5.00% 6/1/2034	1,565	1,757
City of Winston-Salem, Water and Sewer System Rev. Ref. Bonds, Series 2026, 5.00% 6/1/2035	1,600	1,806
		100,165
North Dakota 0.75%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	15,805	15,789
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 1/1/2047	135	135
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, FHA, 4.00% 1/1/2048	1,385	1,387
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	55	55
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 1/1/2049	745	748
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	355	357
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	405	405
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	1,170	1,156
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	2,650	2,614
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	5,990	5,858
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	2,240	2,359
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	2,555	2,699
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	2,340	2,502
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	2,240	2,460
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	2,150	2,348
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2025-C, 5.75% 7/1/2056	4,140	4,470
		45,342
Ohio 2.04%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	2,285	2,295
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-B, AMT, 3.70% 7/1/2028	4,820	4,843
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	9,705	9,770
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2026-C, AMT, 4.125% 1/1/2036	325	319
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	1,000	990
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/2036	325	317
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2046 (preref. 11/15/2026)	3,540	3,561
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2028 (escrowed to maturity)	680	708

59	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2030 (escrowed to maturity)	USD350	$373
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 8/1/2027	570	582
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2/1/2029	1,945	2,053
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2029	510	540
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2030	840	902
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Barthman Family Homes Project), Series 2026, 2.95% 7/1/2066 (put 1/1/2029)	2,505	2,496
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Castle Creek Apartments), Series 2026, 3.20% 6/1/2044 (put 6/1/2029)	575	573
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (The Reserve At Chatford Apartments), Series 2025-B, 3.65% 7/1/2029 (put 7/1/2028)	1,175	1,184
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2027	1,500	1,509
GO Infrastructure Improvement Rev. Ref. Bonds, Series 2022-B, 4.00% 3/1/2027	1,440	1,451
Higher Education GO Rev. Ref. Bonds, Series 2025-B, 5.00% 11/1/2028	1,330	1,398
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.00% 1/1/2027	545	548
Higher Educational Facs., Rev. Bonds (Denison University 2026 Project), Series 2026, 5.00% 11/1/2035	2,060	2,298
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2029	12,150	12,747
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2031	4,375	4,658
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2036	1,270	1,362
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	5,000	4,765
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Beechwood Apartments), Series 2025, 3.37% 3/1/2028 (put 3/1/2027)	1,175	1,176
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Seton Square Portsmouth Apartments Project), Series 2025-A, 5.00% 10/1/2028 (put 10/1/2027)	4,000	4,086
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	565	564
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	385	385
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 3/1/2047	320	320
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	2,705	2,706
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	1,045	1,052
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050	610	615
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	5,795	5,797
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 3/1/2051	4,860	4,804
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	1,080	1,064
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-B, 6.50% 3/1/2056	5,365	6,017
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2026-C, 6.25% 3/1/2057	2,670	2,968
Major New State Infrastructure Project Rev. Bonds, Series 2024-1, 5.00% 12/15/2030	2,500	2,712
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2031	700	762
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2029	505	531
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2032	750	803
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2033	570	609
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program III), Series 2026-A, 5.00% 6/1/2035	2,195	2,469
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, AGI, 5.00% 12/31/2026	440	441
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, AGI, 5.00% 12/31/2027	500	501
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	5,670	5,740
County of Van Wert, Hospital Facs. Rev. Ref. and Improvement Bonds (Van Wert Health Obligated Group), Series 2020, 6.125% 12/1/2049 (preref. 12/1/2029)	5,800	6,298
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2033	350	388
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2033	400	442

American Funds Tax-Exempt Income Funds	60

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2034	USD300	$331
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2034	400	440
Water Dev. Auth., Water Dev. Rev. and Rev. Ref. Bonds (Fresh Water Revolving Fund), Series 2026-A, 5.00% 12/1/2033	5,500	6,141
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2017-A, 5.00% 6/1/2028	500	509
		122,913
Oklahoma 0.15%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2022-A, 5.00% 3/1/2052	390	401
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-B, 5.75% 9/1/2053	3,440	3,685
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	3,905	4,237
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	735	805
		9,128
Oregon 1.25%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2032	1,250	1,375
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2034	1,410	1,571
GO Bonds, Series 2022-C, 5.00% 6/1/2028	1,630	1,698
GO Bonds, Series 2026, 5.00% 6/1/2028	2,445	2,546
GO Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 12/1/2050	1,380	1,376
GO Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051	4,725	4,616
GO Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	360	372
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	6,100	6,479
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2031	1,000	1,094
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2032	625	691
GO Rev. Ref. Bonds (Higher Education), Series 2020-N, 5.00% 8/1/2028	500	523
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Gresham Civic Station Apartments Project), Series 2025-Q, 3.125% 7/1/2044 (put 7/1/2028)	2,600	2,599
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Verde Pines Project), Series 2025-O, 3.10% 12/1/2059 (put 2/1/2028)	670	670
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2019-A, 2.45% 7/1/2034	1,220	1,066
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-G, AMT, 4.00% 1/1/2040	335	335
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	1,025	1,024
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049	285	286
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-C, 3.00% 1/1/2052	3,325	3,285
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	3,750	4,117
Oregon State University, General Rev. Bonds, Series 2026, 5.00% 4/1/2036	5,115	5,777
City of Portland, Sewer System Rev. Ref. Bonds, Series 2016-A, 2.00% 6/15/2028	11,450	11,179
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2027	1,780	1,813
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2032	3,300	3,479
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 25-B, AMT, 5.00% 7/1/2032	1,500	1,565
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2031	5,005	5,373
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2032	7,545	8,157
Salem-Keizer School Dist. No. 24-J, GO Bonds, Series 2020-B, 5.00% 6/15/2035	1,000	1,062
Tri-County Metropolitan Transportation Dist., Grant Receipt Rev. Ref. Bonds, Series 2017-A, 5.00% 10/1/2027	1,100	1,127
		75,255

61	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 3.17%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039	USD2,500	$2,358
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	620	621
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 6/30/2032	1,270	1,349
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	8,355	8,359
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 12/1/2033 (put 12/1/2026)	18,000	17,853
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 3.25% 6/1/2041 (put 7/1/2027)	17,405	17,372
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	5,000	5,035
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	12,435	12,449
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2029	535	554
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2030	400	417
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2030	1,020	1,064
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	730	654
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	2,130	1,839
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	3,335	3,298
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	4,100	3,990
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	3,393	3,250
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	4,010	3,866
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 4.25% 6/1/2047	3,845	3,711
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 5.00% 8/15/2027	1,200	1,228
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-134A, 1.35% 4/1/2030	1,105	1,004
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-134-A, 1.55% 10/1/2031	2,285	1,988
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 10/1/2031	1,000	950
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 2.15% 10/1/2032	2,760	2,436
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 2.00% 4/1/2033	1,390	1,192
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 2.75% 10/1/2034	5,000	4,442
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-129, 2.95% 10/1/2034	1,500	1,367
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 4/1/2039	270	269
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 4/1/2040	55	55
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	15	15
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	665	665
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	2,740	2,706
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 4/1/2051	155	155
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	1,695	1,682
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	17,455	16,846
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	710	732
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,205	1,199
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,075	1,070
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 3.26% 8/15/2038 (b)	2,095	2,070
County of Luzerne, Industrial Dev. Auth., Rev. Ref. Bonds (Pennsylvania - American Water Co. Project), Series 2019, AMT, 2.45% 12/1/2039 (put 12/3/2029)	4,500	4,230
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (e)	4,585	4,410
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-A, 5.00% 9/1/2037	2,205	2,245
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2026	400	400
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2027	200	202
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2020-C, AMT, 5.00% 7/1/2028	1,220	1,263
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2021, AMT, 5.00% 7/1/2030	2,255	2,391
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2032	860	940
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2033	650	712
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2034	770	840

American Funds Tax-Exempt Income Funds	62

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Philadelphia School Dist., GO Bonds, Series 2019-A, NATL, 5.00% 9/1/2026	USD2,000	$2,003
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2029	1,340	1,417
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2030	1,000	1,072
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2031	855	926
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2032	2,230	2,405
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2033	2,900	3,120
Philadelphia School Dist., GO Green Bonds, Series 2019-B, 5.00% 9/1/2028	3,740	3,896
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2029	335	354
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2030	1,245	1,335
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2031	1,500	1,625
University of Pittsburgh, Commonwealth System of Higher Education, Asset Notes, Series 2025-A, 5.00% 2/15/2036	7,840	8,873
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2026-B, 3.70% 11/15/2029	1,145	1,145
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2028	1,500	1,544
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2028	725	762
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2029	875	934
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2032	1,500	1,658
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2034	2,000	2,235
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2040	750	812
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2024-1, 5.00% 12/1/2028	1,015	1,066
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2030	1,250	1,309
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-1, 5.00% 12/1/2031	1,500	1,641
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2045 (put 12/1/2032)	2,880	3,146
		191,021
Puerto Rico 0.02%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2029	875	905
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	330	346
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	52	44
		1,295
Rhode Island 0.50%
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 5.00% 10/1/2028	1,000	1,044
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	6,520	6,443
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	3,300	3,300
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2026	825	830
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	4,785	4,660
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	2,355	2,265
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	2,765	2,648
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,785	1,703
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	3,640	3,604
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 4.50% 12/1/2045	1,710	1,665
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	295	285
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	1,640	1,555
		30,002
South Carolina 0.88%
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2/1/2028	100	104
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2/1/2029	500	528
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	260	261
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	5,335	5,374
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	6,090	6,016
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 1/1/2052	2,550	2,536
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052	3,230	3,259
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	5,570	6,103

63	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2025-A, 6.50% 7/1/2055	USD4,795	$5,345
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2026-B-1, 6.25% 1/1/2057	6,770	7,523
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	450	479
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2031	1,600	1,738
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2032	1,625	1,759
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2034	750	833
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2036	1,000	1,101
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2026	1,440	1,450
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2020-A, 5.00% 12/1/2032	500	534
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2037	1,000	1,094
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2028	1,660	1,662
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2028	2,345	2,459
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2029	865	920
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2031	1,250	1,358
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2032	620	675
		53,111
South Dakota 0.47%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046	15	15
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	95	95
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 11/1/2047	305	305
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048	1,425	1,435
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	500	502
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051	4,830	4,813
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	10,925	10,774
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	3,145	3,233
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	2,305	2,466
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	3,930	4,224
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	440	490
		28,352
Tennessee 1.04%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Housing Rev. Bonds (Eastpoint Flats), Series 2026, 3.05% 1/1/2045 (put 7/1/2030)	1,900	1,861
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Parkwood Villa Apartments), Series 2025, 3.15% 12/1/2042 (put 12/1/2027)	950	951
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2029	5,000	5,251
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2034	5,555	6,066
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2037	3,165	3,452
Health and Educational Facs. Board, Multi Family Rev. Bonds (841 Cowan Apartments), Series 2026, 3.05% 4/1/2044 (put 4/1/2029)	2,190	2,173
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	75	75
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.25% 7/1/2030	1,560	1,466
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.65% 7/1/2034	805	716
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042	825	824
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 1/1/2042	475	476
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	500	501
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	70	70
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	20	20
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	750	755
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 7/1/2050	345	344
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	2,305	2,373
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2032	540	585
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2034	550	598

American Funds Tax-Exempt Income Funds	64

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2035	USD615	$665
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2036	500	537
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2037	500	534
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2038	210	223
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2030	400	432
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2027	530	539
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2028	625	647
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-D, AMT, 5.00% 7/1/2028	500	518
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-D, AMT, 5.00% 7/1/2029	625	657
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2033	855	929
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2035	725	780
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	2,815	2,934
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	23,850	24,784
		62,736
Texas 13.52%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	1,645	1,649
Affordable Housing Corp., Multi Family Housing Rev. Bonds (The Bloom at Lamar Square), Series 2026, 3.05% 7/1/2030 (put 7/1/2029)	1,005	993
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	2,815	2,851
Alvardo Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2052 (put 8/15/2028)	2,100	2,141
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2027	225	228
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2028	500	518
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2029	700	739
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2030	350	375
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2025-A, 5.00% 2/15/2035	2,170	2,429
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2025-A, 5.00% 2/15/2036	2,295	2,559
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2027	1,070	1,084
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2026	400	400
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2027	375	380
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2028	400	405
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2028	595	618
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2029	360	365
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2029	495	521
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.25% 8/15/2034	890	868
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	470	447
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2035	1,200	1,284
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2036	2,000	2,130
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 8/15/2027	2,310	2,361
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2027	1,280	1,309
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2028	750	779
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2029	1,310	1,379

65	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2030	USD830	$885
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2031	445	481
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2027	1,025	1,048
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2028	1,300	1,350
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2030	850	896
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2031	880	924
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	125	125
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2026	450	453
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2027	460	463
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2027	250	253
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2028	475	478
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2029	395	397
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2033	585	586
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2034	605	604
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2033	1,205	1,308
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	235	240
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2028	385	401
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2029	1,665	1,756
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2035	5,570	6,067
City of Austin, Certs. of Obligation, Series 2025, 5.00% 9/1/2036	3,500	3,880
Azle Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2033	1,000	1,105
Bexar Management and Dev. Corp., Multi Family Housing Rev. Bonds (Miller’s Pond Apartments), Series 2026, FHA, 2.65% 3/1/2029 (put 3/1/2028)	380	376
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2031	2,480	2,553
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2033	1,500	1,653
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2034	1,595	1,768
Boerne Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054 (put 2/1/2028)	1,475	1,497
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	2,950	2,951
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2034	565	569
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2035	590	592
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2036	620	620
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2037	650	644
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 5.00% 4/1/2032	5,675	5,922
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 4/1/2034	4,000	4,160
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	4,630	4,122
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	8,580	8,413
City of Bryan, Electric System Rev. Bonds, Series 2021, BAM, 5.00% 7/1/2028	265	275
Canyon Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2042 (preref. 2/15/2027)	1,000	1,012
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Katy), Series 2024, 3.125% 9/1/2029 (put 9/1/2027)	3,475	3,480
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.00% 2/15/2036	1,360	1,514
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.00% 2/15/2037	1,435	1,586
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2028	1,095	1,129
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2032	520	561
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2033	2,770	2,977
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 8/15/2027	1,360	1,390
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2030	2,000	2,150
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2031	2,250	2,441
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2035	5,385	5,902

American Funds Tax-Exempt Income Funds	66

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 8/15/2026	USD4,800	$4,803
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2026	245	245
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027	1,150	1,176
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2027	315	322
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2027	500	509
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 8/15/2028	2,535	2,649
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2028	410	428
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2028	300	308
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2029	470	499
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2029	315	327
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2030	250	269
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2030	385	402
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2031	575	624
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2035	1,300	1,403
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2036	2,500	2,682
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2031	2,820	3,023
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2035	1,080	1,160
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2036	270	288
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2037	210	222
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	235	248
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2039	350	367
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	6,620	6,784
College Student Loan GO Bonds, Series 2019, AMT, 5.00% 8/1/2027	3,590	3,660
Collin County Community College Dist., GO Bonds, Series 2020-A, 5.00% 8/15/2031	1,000	1,054
Comal Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2027	3,730	3,774
Coppell Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2018, 5.00% 8/15/2042	5,000	5,102
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2033	1,750	1,936
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2032	1,050	1,138
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2033	1,150	1,255
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2034	1,380	1,513
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2027	490	504
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2028	310	324
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2032	855	892
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2027	1,000	1,012
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2033	7,000	7,589
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 11/1/2032	2,200	2,377
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Palladium Buckner Station), Series 2025, 3.05% 8/1/2030 (put 8/1/2028)	4,345	4,335
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 3.00% 2/15/2034	4,000	3,741
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-B, 5.00% 2/15/2056 (put 2/15/2030)	11,675	12,336
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Mondello), Series 2024, FHA, 5.00% 8/1/2027 (put 8/1/2026)	955	955
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	305	312
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2028	370	386
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2028	455	475
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2029	775	821
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2029	460	487
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2030	450	475
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2030	505	533

67	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 6/15/2027	USD1,000	$1,021
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2028	7,320	7,367
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2027	875	895
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2035	730	732
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2037	400	396
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/1/2027	1,505	1,523
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/1/2028	1,335	1,381
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2028	1,000	1,046
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2029	1,360	1,447
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2030	1,010	1,052
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2027	275	282
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2028	350	365
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2033	1,500	1,632
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2036	900	982
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2048 (preref. 8/15/2029)	1,015	1,048
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2032	1,500	1,646
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2031	1,000	1,080
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2032	500	518
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2033	1,000	1,029
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2027	1,075	1,088
County of Fort Bend, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Park at Fort Bend), Series 2026, 3.05% 7/1/2044 (put 2/1/2030)	9,555	9,443
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	13,550	13,550
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2037	1,860	2,005
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, CAB, Series 1999, 0% 8/15/2027	2,410	2,336
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.125% 6/1/2035	790	795
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.125% 6/1/2037	875	871
Galveston Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2032	1,330	1,411
Galveston Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2032 (preref. 2/1/2030)	30	32
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2028	275	284
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2029	385	404
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2030	375	399
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2031	625	673
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2032	720	771
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2030	700	748
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2031	525	569
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2032	750	820
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2028	1,500	1,501
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2029	1,500	1,501
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2030	630	630
Goose Creek Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2028	925	956
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2/15/2035 (put 8/17/2026)	3,190	3,187
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2052 (put 4/1/2028)	2,925	3,002
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2035	2,500	2,763
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	3,250	3,572
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2037	3,750	4,096
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Texas, Inc. Denton County Project), Series 2003-B, AMT, 1.50% 5/1/2028	1,565	1,489
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2031	1,650	1,794
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2032	3,000	3,286
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2034	1,150	1,276

American Funds Tax-Exempt Income Funds	68

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2026-B, 5.00% 9/15/2033	USD2,560	$2,826
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2034	1,500	1,654
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2024-B, 5.00% 7/1/2033	3,000	3,288
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2029	16,050	17,027
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2031	1,500	1,627
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2033	12,250	13,459
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2031	2,045	2,089
Hays Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2027	1,790	1,812
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	1,000	1,013
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2/15/2031	1,230	1,252
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	960	1,040
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035	1,000	1,071
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049	885	892
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	12,100	11,909
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	1,850	1,978
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053	18,920	20,091
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	5,900	6,511
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049	1,220	1,227
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	4,815	4,849
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 3/1/2051	4,840	4,815
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	14,555	14,279
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053	7,195	7,781
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	7,815	8,475
Housing Options, Inc., Multi Family Housing Rev. Bonds (Royal Crest Apartments), Series 2025, 3.05% 2/1/2045 (put 2/1/2028)	1,815	1,813
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 7/1/2028	1,000	1,035
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2029	1,500	1,550
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2029	1,700	1,785
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2029	4,920	5,171
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2030	1,035	1,067
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2030	3,440	3,653
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2027	1,535	1,545
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2026	580	584
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2027	550	567
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2028	500	524
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2029	490	522
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.00% 9/1/2039	1,360	1,454
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2027	2,460	2,462
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, AGI, 5.00% 9/1/2027	1,050	1,072
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, AGI, 5.00% 9/1/2028	1,250	1,297
City of Houston, Water and Sewer System Rev. Ref. Bonds, CAB, Series 1998-A, AGI, 0% 12/1/2028 (escrowed to maturity)	1,300	1,212
Houston Independent School Dist., Maintenance Tax Notes, Series 2025-A, 5.00% 7/15/2045 (put 7/15/2028)	8,625	8,943
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2033	650	717
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034	725	806
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2026	1,250	1,251
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2030	1,070	1,147

69	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2044	USD1,665	$1,742
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2/15/2031	1,000	1,043
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	1,810	1,810
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2035	1,085	1,212
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 8/15/2036	1,925	2,168
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 8/15/2037	2,030	2,266
Lake Dallas Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, CAB, Series 2001, 0% 8/15/2027	2,180	2,116
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2021, 5.00% 2/15/2029	740	780
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2028	500	470
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2029	700	635
Lewisville Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2031	2,170	2,363
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 11/1/2026	1,000	1,005
Love Field Airport Modernization Corp., General Airport Rev. Ref. Bonds, Series 2021, AMT, AGI, 5.00% 11/1/2032	3,535	3,753
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2031	1,000	1,080
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2032	1,200	1,308
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2033	1,400	1,537
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	2,400	2,468
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2030	1,000	1,068
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2033	2,010	2,096
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, AGI, 5.00% 4/15/2032	1,145	1,251
Lubbock Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Ella Apartments), Series 2026, 2.80% 3/1/2029 (put 3/1/2028)	1,000	993
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2030	400	431
Manor Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/1/2032	575	632
City of McKinney, Waterworks and Sewer System Rev. Bonds, Series 2022, 5.00% 3/15/2029	400	421
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2034	680	686
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2035	715	718
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	650	647
County of Midland, Fresh Water Supply Dist. No. 1, Rev. Bonds and Notes, CAB, Series 2012-A, 0% 9/15/2035 (preref. 9/15/2027)	1,485	980
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	6,000	6,040
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2035	515	519
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2036	545	546
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.00% 11/1/2035	615	599
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	950	961
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.71% 9/15/2027 (b)	920	919
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	4,450	4,670
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	12,680	13,518
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	25,510	26,306
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2026-A, 5.25% 3/1/2037	8,340	8,777
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 2.00% 9/1/2033	1,790	1,539
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2034	1,040	962
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2036	1,345	1,193
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2030	1,000	1,061
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2031	1,075	1,136
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 8/15/2032	1,000	1,019
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035	750	825
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2028	1,500	1,531
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2029	375	396
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2035	3,750	4,162

American Funds Tax-Exempt Income Funds	70

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	USD2,855	$2,873
North East Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 4.00% 8/1/2032	215	217
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 5.00% 12/15/2028	1,450	1,524
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034	950	955
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2033	395	414
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	3,775	3,631
North Texas Municipal Water Dist., Contract Rev. Bonds (Sabine Creek Regional Wastewater System), Series 2022, AGI, 5.00% 6/1/2030	1,000	1,071
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2032	1,000	1,099
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2033	1,000	1,108
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 4.00% 6/1/2035	1,705	1,725
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2030	1,070	1,143
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2030	540	577
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2031	1,000	1,064
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2031	600	649
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2032	1,000	1,094
County of Nueces, Combination Tax and Limited Tax Rev. Ref. Certs. of Obligation, Series 2021-A, 5.00% 2/15/2029	460	482
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	1,000	1,094
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035	1,000	1,087
Pearland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2035	1,000	1,119
Pearland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2036	1,000	1,113
Pearland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2037	1,000	1,105
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2028	1,000	1,035
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2029	1,200	1,238
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2031	1,000	1,063
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2032	3,615	3,827
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035	1,440	1,474
Port Arthur Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-E, 4.00% 2/15/2038 (preref. 8/15/2026)	1,060	1,060
Board of Regents of the Texas Woman’s University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 7/1/2033	650	714
Board of Regents of the Texas Woman’s University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 7/1/2034	650	718
Board of Regents of the Texas Woman’s University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 7/1/2035	500	554
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2028	1,400	1,447
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2029	1,495	1,569
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2030	950	995
Royal Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-A, 5.00% 2/15/2034	1,000	1,105
Royal Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-A, 5.00% 2/15/2035	1,250	1,386
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2028	1,250	1,293
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2027	180	182
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2027	650	657
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029	200	210
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2030	500	534
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2030	2,385	2,546
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2031	600	648
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2032	380	414
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	8,220	8,152
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	11,540	11,378
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	7,905	7,865

71	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2028	USD1,000	$1,034
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2029	1,000	1,050
Socorro Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-B, 5.00% 8/15/2036 (preref. 8/15/2027)	1,155	1,182
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2037	1,375	1,520
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2038	1,500	1,646
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2029	625	661
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	1,210	1,296
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 8/15/2030	535	576
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2031	1,850	1,923
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.00% 12/31/2034	3,650	3,807
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.125% 12/31/2035	2,880	3,007
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2030	280	283
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2028	870	912
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2034	2,000	2,022
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	14,500	15,877
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2036	5,000	5,152
Tarrant County Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Meridian Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	550	561
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2033	1,500	1,610
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2034	1,865	1,998
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	3,230	3,128
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2029	1,700	1,794
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2030	1,225	1,308
THF Public Fac. Corp., Multi Family Housing Rev. Bonds (Covington Acres), Series 2025, 3.34% 2/1/2044 (put 2/1/2029)	2,915	2,923
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2035	1,070	1,056
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.00% 11/15/2035	1,000	983
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.00% 11/15/2037	1,110	1,058
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.00% 11/15/2039	1,230	1,133
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.50% 11/15/2043	1,520	1,450
Transportation Commission, GO Mobility Fund and Rev. Ref. Bonds, Series 2024, 5.00% 10/1/2028	2,715	2,844
Transportation Commission, GO Mobility Fund and Rev. Ref. Bonds, Series 2025, 5.00% 10/1/2029	1,685	1,795
Transportation Commission, State Highway Fund First Tier Rev. Bonds, Series 2016-A, 5.00% 10/1/2026	4,345	4,361
Trenton River Auth., Wastewater Treatment System Rev. Improvement Bonds (Denton Creek Regional), Series 2026, 5.00% 2/1/2034	1,900	2,099
Trinity River Auth., Improvement Rev. and Rev. Ref. Bonds (Tarrant County Water Project), Series 2023, 5.00% 2/1/2035	1,000	1,087
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2027	6,500	6,289
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2026	1,420	1,421
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2/15/2028	120	120
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2031	3,500	3,793
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2032	3,500	3,836
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2033	20,000	22,140
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2035	16,210	18,198
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2036	4,000	4,459

American Funds Tax-Exempt Income Funds	72

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2029	USD725	$765
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2030	1,050	1,124
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2034	1,875	2,087
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2016-B, 2.00% 7/1/2028	2,500	2,447
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2026-A, 5.00% 7/1/2034	1,050	1,172
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2019-B, 5.00% 8/15/2029	2,105	2,237
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2035	375	421
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2036	1,810	1,824
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2036	2,505	2,818
Upper Trinity Regional Water Dist., Treated Water Supply System Rev. Ref. Bonds, Series 2022, BAM, 5.00% 8/1/2028	815	849
Upper Trinity Regional Water Dist., Treated Water Supply System Rev. Ref. Bonds, Series 2022, BAM, 5.00% 8/1/2029	465	492
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2030	500	535
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2018, 5.00% 8/1/2030	2,760	2,819
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2025, 5.00% 8/1/2039	2,100	2,284
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2033	2,750	3,068
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 10/15/2030	2,230	2,327
Willis Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2027	1,020	1,033
Willis Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2034	500	534
		814,123
United States 0.94%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-33, Class AUS, 4.51% 10/25/2040 (b)	6,876	6,978
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-28, Class A, 4.387% 11/25/2042 (b)	11,221	10,824
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-13, Class A, 3.125% 9/25/2036 (c)	641	592
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-35, 5.059% 1/25/2043 (b)	8,986	9,465
Freddie Mac, Multi Family Certs., Series 2023, 4.004% 1/25/2040 (b)	5,416	5,234
Freddie Mac, Multi Family Certs., Series 2023, 4.417% 8/25/2040 (b)	696	702
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (c)	7,390	6,724
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	2,668	2,553
Freddie Mac, Multi Family Mortgage Bonds, Series 2025-ML30, Class AIS, 4.669% 7/25/2042 (b)	2,894	2,961
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.157% 12/25/2038 (b)	7,865	7,042
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.427% 11/25/2038 (b)	1,957	1,817
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.518% 8/25/2041 (b)	1,703	1,711
		56,603
Utah 0.60%
Canyons School Dist., Board of Education, GO Rev. Ref. Bonds (Utah School Bond Guaranty Program), Series 2021-A, 1.375% 6/15/2032	2,935	2,500
GO Bonds, Series 2018, 5.00% 7/1/2028	1,920	1,962
Housing Corp., Multi Family Housing Rev. Bonds (Daybreak Affordable Phase II Apartments), Series 2026, 3.00% 1/1/2045 (put 7/1/2030)	2,750	2,701
Housing Corp., Multi Family Housing Rev. Bonds (Flats at Folsom), Series 2026, 3.05% 7/1/2044 (put 1/1/2030)	1,925	1,893
Housing Corp., Multi Family Housing Rev. Bonds (Hive on 11th), Series 2026, 3.00% 8/1/2044 (put 2/1/2030)	1,170	1,147
Housing Corp., Multi Family Housing Rev. Bonds (Liberty Corner), Series 2025, 3.00% 9/1/2045 (put 9/1/2029)	4,520	4,469
Housing Corp., Multi Family Housing Rev. Bonds (The Cooperative 1881), Series 2026, 2.65% 3/1/2045 (put 3/1/2029)	815	802
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	2,430	2,592
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	900	973
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	2,500	2,717
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	2,030	2,212
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2027	1,000	1,018

73	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2027	USD1,270	$1,293
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 7/1/2029	2,130	2,163
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2029	1,000	1,048
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2030	1,990	2,110
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2028	500	519
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2029	470	496
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2031	390	423
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2032	500	547
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2033	600	662
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2034	500	549
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2031	845	923
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2030	250	266
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2031	140	150
		36,135
Vermont 0.09%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-A, AMT, 4.00% 11/1/2047	375	375
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048	120	120
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2019-A, 4.00% 11/1/2049	860	866
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 11/1/2050	420	420
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2027	400	404
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2028	490	500
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2029	500	514
Student Assistance Corp., Education Loan Rev. Bonds, Series 2022-A, AMT, 5.00% 6/15/2031	960	987
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.00% 6/15/2035	570	539
Student Assistance Corp., Education Loan Rev. Bonds, Series 2020-A, AMT, 3.375% 6/15/2036	150	138
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 6/15/2036	225	214
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	245	224
		5,301
Virginia 2.17%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	2,960	2,904
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2027	1,000	1,018
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2031	600	638
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	2,425	2,422
County of Arlington, GO Public Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 10/15/2028	14,860	15,624
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029	5,400	5,315
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	1,250	1,226
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2023-A, 5.00% 2/1/2028	1,000	1,036
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2027	290	293
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2029	375	387
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2030	375	389
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2032	3,000	3,086
County of Fairfax, Public Improvement Bonds, Series 2023-A, 4.00% 10/1/2026	1,500	1,503
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	2,695	2,740
Housing Dev. Auth., Rental Housing Bonds, Series 2020-B, 1.65% 3/1/2031	1,185	1,041

American Funds Tax-Exempt Income Funds	74

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Housing Dev. Auth., Rental Housing Bonds, Series 2021-K, 1.90% 12/1/2031	USD1,445	$1,274
Housing Dev. Auth., Rental Housing Bonds, Series 2021-F, 1.85% 7/1/2036	1,205	919
Housing Dev. Auth., Rental Housing Bonds, Series 2019-E, 2.90% 12/1/2038	1,510	1,270
County of Loudoun, GO Public Improvement Rev. Ref. Bonds, Series 2020-A, 2.00% 12/1/2034	1,000	836
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 3.125% 11/1/2035 (put 10/1/2030)	7,560	7,463
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 1/1/2034	1,425	1,524
City of Norfolk, GO Capital Improvement Bonds, Series 2019, 5.00% 8/1/2044 (preref. 8/1/2028)	1,780	1,861
Public Building Auth., Public Facs. Rev. Bonds, Series 2016-C, AMT, 5.00% 8/1/2027	1,125	1,127
Rector and Visitors of the University of Virginia, Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 4/1/2039	10,340	10,451
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2031	2,875	2,917
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2028	1,105	1,135
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2029	1,400	1,461
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2030	1,750	1,829
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2033	1,000	1,043
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2032	6,670	7,063
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 7/1/2032	5,420	5,727
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2033	8,000	8,451
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2034	2,335	2,444
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029	125	126
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	3,875	3,902
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2030	3,000	3,028
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2030	4,825	4,869
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2031	2,000	2,007
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2032	1,000	1,000
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2034	1,000	990
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 3.125% 10/1/2040 (put 10/1/2030)	16,695	16,577
		130,916
Washington 2.43%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2029	510	544
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2026-A, 5.00% 7/1/2037	3,190	3,570
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2025-A, 5.00% 7/1/2031	2,000	2,180
GO Bonds, Series 2019-A, 5.00% 8/1/2033	4,000	4,149
GO Rev. Ref. Bonds, Series 2017-A, 5.00% 8/1/2027	1,075	1,075
County of Grant Public Utility Dist. No. 2, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project), Series 2024-B, 5.00% 1/1/2031	1,000	1,082
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2030	6,310	6,717
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	21,979	20,791
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.451% 4/20/2037 (b)	18,533	1,660
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	18,344	16,810
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 3.949% 11/20/2041 (b)	1,129	1,063
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.085% 3/1/2050 (b)	6,102	5,823
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	730	733
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	1,465	1,471
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 12/1/2050	230	231

75	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	USD4,425	$4,327
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	2,900	3,006
Issaquah School Dist. No. 411, Unlimited Tax GO Rev. Ref. Bonds, Series 2026, 4.00% 12/1/2031	10,285	10,701
Motor Vehicle Fuel Tax GO Rev. Ref. Bonds, Series 2024-R-C, 5.00% 8/1/2030	3,000	3,237
City of Seattle, Limited Tax GO Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 6/1/2029	1,365	1,450
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 2.41% 5/1/2045 (put 11/1/2026) (b)	2,370	2,370
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2030	1,775	1,914
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 5/1/2027	2,500	2,538
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/1/2028	3,050	3,095
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 4/1/2029	1,000	1,001
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2029	3,475	3,652
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2032	6,345	6,846
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2033	5,500	5,898
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2034	5,000	5,339
City of Tacoma, Electric System Rev. and Rev. Ref. Bonds, Series 2013-A, 4.00% 1/1/2042	4,525	4,275
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2037	1,015	1,102
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2037	725	789
Various Purpose GO Bonds, Series 2024-B, 5.00% 6/1/2038	2,480	2,681
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-D, 5.00% 8/1/2029	10,285	10,943
Various Purpose GO Rev. Ref. Bonds, Series R-2023-A, 5.00% 8/1/2030	3,055	3,296
		146,359
West Virginia 0.05%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 3.75% 4/1/2036 (put 6/13/2030)	1,900	1,886
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2017-A, 5.00% 6/1/2032	1,385	1,403
		3,289
Wisconsin 1.76%
GO Rev. Ref. Bonds, Series 2017-2, 5.00% 11/1/2027	2,000	2,036
GO Rev. Ref. Bonds, Series 2026-1, 5.00% 5/1/2029	30,000	31,757
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2032	3,500	3,858
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	1,535	1,708
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2033	1,380	1,536
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2037	10,695	11,873
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2039	5,000	5,007
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2034	1,800	1,806
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2018, 5.00% 4/4/2032	2,000	2,068
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	1,040	1,040
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	1,005	1,005
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047	2,110	1,825
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	340	340
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	210	210
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	4,200	4,242
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	3,830	3,813
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	2,945	2,893
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	1,675	1,648
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,670	2,875
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.147% 1/20/2041 (b)	8,912	8,171
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (c)	3,068	3,012
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.00% 7/1/2031	1,000	1,077

American Funds Tax-Exempt Income Funds	76

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.00% 7/1/2032	USD1,080	$1,174
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2034	370	404
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2035	1,000	1,087
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2036	1,000	1,081
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2037	1,000	1,075
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2026	550	551
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-B, 5.00% 11/15/2029 (escrowed to maturity)	1,475	1,563
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health Obligated Group), Series 2021-C, 4.00% 10/1/2041 (put 10/1/2030)	1,175	1,217
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, AGI, 5.00% 7/1/2030	945	975
Transportation Rev. Ref. Bonds, Series 2025-1, 5.00% 7/1/2033	1,270	1,416
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2024-A, 5.00% 4/1/2028	775	802
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 4/1/2029	1,000	1,053
		106,198
Wyoming 0.28%
Community Dev. Auth., Housing Rev. Bonds, Series 2016-2, 2.80% 12/1/2031	3,745	3,545
Community Dev. Auth., Housing Rev. Bonds, Series 2016-2, 2.95% 6/1/2033	1,485	1,379
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 2.10% 12/1/2035	1,200	1,002
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 6/1/2050	3,265	3,204
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	3,280	3,306
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053	2,600	2,726
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	1,285	1,378
		16,540
Total bonds, notes & other debt instruments (cost: $5,639,850,000)		5,573,781
Short-term securities 7.12%
Municipals 7.12%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.37% 12/15/2028 (b)(c)	1,955	1,955
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 2.95% 12/1/2033 (b)	4,400	4,400
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 2.95% 12/1/2033 (b)	2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 2.95% 12/1/2029 (b)	12,500	12,500
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 2.95% 2/1/2048 (b)	10,585	10,585
State of Arkansas, Dev. Fin. Auth., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities/Mortgage Loans Program), Series 2026-B, 2.875% 7/1/2057 (put 5/15/2027) (d)	4,715	4,708
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	6,000	6,127
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 2.875% 10/1/2045 (put 9/1/2026) (d)	7,280	7,277
State of California, City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 1.69% 2/1/2035 (b)	7,900	7,900
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-1, AMT, 2.95% 11/1/2042 (put 10/15/2026) (d)	4,740	4,740
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 2.95% 11/1/2042 (put 10/15/2026) (d)	2,000	2,000

77	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 4.20% 11/1/2038 (put 7/2/2029) (d)	USD9,000	$9,221
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 2.875% 7/1/2043 (put 8/17/2026) (c)(d)	2,315	2,315
State of District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 3.20% 9/1/2040 (put 12/1/2026) (d)	1,110	1,110
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.00% 10/1/2047 (b)	6,830	6,830
State of Florida, County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2011, AMT, 3.45% 11/1/2041 (put 11/2/2026) (d)	1,290	1,292
State of Florida, Miami Dade County School Dist., Tax Anticipation Notes, Series 2026, 4.00% 1/7/2027	5,000	5,027
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.95% 7/1/2051 (b)	2,100	2,100
State of Idaho, Tax Anticipation Notes, Series 2026, 4.00% 6/30/2027	5,000	5,059
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.95% 8/1/2044 (b)	5,000	5,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.00% 8/1/2044 (b)	16,650	16,650
State of Illinois, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (d)	2,320	2,323
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-3, 2.45% 11/15/2054 (b)	15,000	15,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 2.95% 2/15/2041 (b)	10,355	10,355
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 2.95% 12/1/2040 (b)	8,700	8,700
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 2.95% 8/1/2035 (b)	3,000	3,000
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.95% 11/1/2037 (b)	2,600	2,600
State of Maryland, County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.53% 12/1/2041 (put 9/1/2026) (d)	5,500	5,500
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, General Rev. Bonds, Series 2009-B, 2.48% 8/18/2026	12,000	11,999
State of Minnesota, GO State Trunk Highway Rev. Ref. Bonds, Series 2025-E, 5.00% 8/1/2026	2,380	2,380
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 1.85% 11/15/2047 (b)	13,900	13,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-C, 3.15% 12/1/2030 (b)	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-F, 2.95% 11/1/2035 (b)	12,500	12,500
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.05% 3/1/2040 (b)	2,200	2,200
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.90% 6/1/2041 (b)	14,690	14,690
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 3.25% 8/1/2038 (put 7/1/2027) (d)	2,750	2,745
State of New Mexico, Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-G-3, Class I, 3.00% 9/1/2057 (put 12/1/2026) (d)	2,380	2,380
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 2.17% 7/1/2032 (b)	3,210	3,210
State of New York, New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 2.95% 4/1/2036 (b)	8,820	8,820
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 2.25% 3/1/2039 (b)	14,605	14,605
State of New York, New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds, Series 2026-I, AMT, 2.70% 5/1/2056 (put 12/1/2026) (d)	4,055	4,050
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 3.05% 6/15/2050 (b)	3,400	3,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 2.95% 6/15/2044 (b)	9,090	9,090
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 2.95% 6/15/2049 (b)	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 2.95% 6/15/2048 (b)	11,735	11,735

American Funds Tax-Exempt Income Funds	78

Limited Term Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 3.05% 6/15/2053 (b)	USD13,200	$13,200
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 2.95% 2/1/2045 (b)	3,000	3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 2.95% 8/1/2041 (b)	13,000	13,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 3.05% 8/1/2042 (b)	6,560	6,560
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.95% 1/1/2035 (b)	15,685	15,685
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.95% 1/1/2039 (b)	5,740	5,740
State of Pennsylvania, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 2.95% 4/1/2049 (put 10/15/2026) (d)	1,975	1,975
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.95% 5/1/2048 (b)	1,100	1,100
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.03% 1/1/2033 (b)	3,175	3,175
State of Tennessee, Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Housing Rev. Bonds (Skyline Heights), Series 2026, 2.85% 6/1/2056 (put 7/1/2027) (d)	560	559
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 3.00% 7/1/2034 (b)	495	495
State of Texas, Affordable Housing Corp., Multi Family Housing Rev. Bonds (La Vista De Lopez Apartments), Series 2023, 2.80% 2/1/2027	955	954
State of Texas, County of Denton, Permanent Improvement Rev. Ref. Bonds, Series 2026, 5.00% 7/15/2027	1,300	1,329
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.19% 5/15/2034 (b)	17,500	17,500
State of Texas, Legacy Denton Public Fac. Corp., Multi Family Housing Rev. Bonds (Vintage Ranch), Series 2022, 2.96% 4/1/2043 (put 4/1/2027) (d)	3,110	3,105
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 2.95% 11/1/2029 (b)	5,000	5,000
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 2.95% 11/1/2038 (b)	7,900	7,900
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 2.95% 11/1/2051 (b)	4,770	4,770
State of Virginia, County of Fairfax, Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2026	10,000	10,038
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.00% 2/15/2038 (b)	10,870	10,870
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (b)	3,400	3,400
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (b)	8,420	8,420
		428,753
Total short-term securities (cost: $428,729,000)		428,753
Total investment securities 99.66% (cost: $6,068,579,000)		6,002,534
Other assets less liabilities 0.34%		20,457
Net assets 100.00%		$6,022,991

79	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	764	10/5/2026	USD157,086	$(154)
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$4,585	$4,410	0.07%

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $59,886,000, which represented
0.99% of the net assets of the fund.

(d)	For short-term securities, the mandatory put date is considered to be the maturity date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities

FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
IAM = Interest at Maturity
LOC = Letter of credit
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	80

The Tax-Exempt Bond Fund of America®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 93.53%	Principal amount (000)	Value (000)
Alabama 5.79%
Auburn University, General Fee Rev. Bonds, Series 2026, 5.00% 6/1/2040	USD2,500	$2,730
Auburn University, General Fee Rev. Bonds, Series 2025-B, 5.00% 6/1/2042	1,390	1,496
Auburn University, General Fee Rev. Bonds, Series 2025-A, 5.00% 6/1/2055	2,045	2,089
City of Birmingham, Water Works Board, Rev. Anticipation Bonds, Series 2024, 3.75% 9/1/2026 (a)	8,275	8,274
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2043 (preref. 1/1/2027)	8,200	8,279
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-G, 5.00% 6/1/2031	11,230	11,726
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	66,740	69,067
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-I, 5.00% 10/1/2033	29,985	31,400
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 1/1/2034	19,800	20,506
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-A, 5.00% 12/1/2034	13,935	14,416
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-B, 5.00% 12/1/2034	13,300	13,975
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.00% 6/1/2035	2,250	2,332
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	76,185	76,546
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	50,370	51,958
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	44,575	46,320
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-F, 5.00% 6/1/2036	77,000	78,666
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.25% 6/1/2036	87,505	92,065
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-J, 5.00% 11/1/2036	39,220	40,507
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	6,590	6,635
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	22,000	23,440
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	4,185	4,396
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	4,200	4,296
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	67,065	69,508
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	16,495	17,071
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	40,510	41,998
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	23,000	23,203
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	3,810	3,839
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	13,935	13,953
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	31,535	32,805
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	4,040	4,058
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	66,500	66,832
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	1,590	1,605
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2026-B, 5.00% 11/1/2033	13,365	13,996
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2026-A-1, 5.00% 4/1/2034	5,335	5,513
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	10,555	10,867
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	14,050	14,845
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	59,990	63,640
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	6,225	6,664
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-D, 5.75% 10/1/2055	7,315	7,846
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	510	524
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Fred Marshall Project), Series 2025-F, 3.15% 12/1/2028 (put 6/1/2028)	265	265
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Providence Park Apartments Project), Series 2025-E, 3.15% 7/1/2029 (put 7/1/2028)	770	770
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	2,000	2,024
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2028	2,500	2,533
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2030	5,000	5,057
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2031	7,500	7,582
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2032	2,250	2,273
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2033	5,040	5,090
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2034	8,200	8,277
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035	4,000	4,322
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2036	3,500	3,750
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2037	3,000	3,201
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2038	3,500	3,710
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2040	7,645	8,196
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	2,770	2,960

81	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alabama (continued)
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2042	USD6,165	$6,566
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043	7,475	7,934
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044	6,795	7,182
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2045	8,825	9,307
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049	40,015	41,323
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	13,600	14,136
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	2,500	2,591
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	13,615	14,024
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2008, 2.75% 7/15/2034 (put 3/15/2029)	900	891
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033 (b)	1,150	92
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 3.45% 11/1/2033 (put 10/1/2031)	430	427
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.125% 8/1/2044	2,725	2,836
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2023-A, AGI, 5.00% 8/1/2054	1,200	1,186
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2056	3,420	3,376
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2023-A, AGI, 5.50% 8/1/2058	2,000	2,044
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	27,535	28,588
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	55,730	55,425
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-D, 5.00% 9/1/2035	7,010	7,432
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-A, 5.00% 11/1/2035	11,835	12,067
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	39,260	40,046
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-C, 5.00% 5/1/2055 (put 2/1/2031)	10,235	10,799
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 10/1/2055 (put 11/1/2032)	26,730	27,935
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	38,855	39,033
Southeast Energy Auth., Cooperative Dist. Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	11,230	11,842
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	920	835
		1,417,813
Alaska 0.05%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2019-A, 3.75% 12/1/2042	6,185	6,195
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	3,085	3,100
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	1,050	1,123
Housing Fin. Corp., General Mortgage Rev. Bonds II, Series 2026-A, 6.00% 12/1/2056	425	465
International Airport System, Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2035	1,000	1,099
		11,982
Arizona 2.03%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2027	1,305	1,318
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2028	1,375	1,421
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2029	1,700	1,792
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2033	3,395	3,486
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2034	5,000	5,131

American Funds Tax-Exempt Income Funds	82

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-A, 5.00% 1/1/2042	USD9,250	$9,975
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-A, 5.00% 1/1/2043	16,000	17,183
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-C, 5.00% 1/1/2051	2,760	2,860
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2023-B, 5.25% 1/1/2053	20,000	20,870
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2036	1,000	1,058
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2049	2,940	3,030
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2054	5,990	6,117
Board of Regents of the Arizona State University System, Rev. Green Bonds, Series 2024-A, 5.00% 7/1/2054	13,605	13,890
Board of Regents of the Arizona State University System, Speed Rev. Bonds (Stimulus Plan for Econ. and Educational Dev.), Series 2026-B, 5.00% 8/1/2051	7,375	7,618
Board of Regents of the Arizona State University System, Speed Rev. Bonds (Stimulus Plan for Econ. and Educational Dev.), Series 2026-B, 5.00% 8/1/2056	5,000	5,113
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.50% 7/1/2029	600	562
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2027	250	255
City of Chandler, Excise Tax Rev. Obligations, Series 2026, 5.00% 7/1/2038	1,000	1,115
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2044	1,625	1,712
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2045	2,045	2,146
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2032	525	556
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	1,550	1,528
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 11/15/2054	5,200	5,039
Glendale Union High School Dist. No. 205, School Improvement Bonds, Series 2021-A, AGI, 4.00% 7/1/2038	1,000	1,001
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (7-Day High Yield S&P + 0.81%) 3.53% 1/1/2037 (c)	26,750	26,777
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	1,435	1,484
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2033	1,000	1,032
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2035	1,100	1,131
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2036	1,000	1,026
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2037	1,045	1,069
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2039	2,045	2,080
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2044	1,630	1,648
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 4.00% 11/1/2049	3,075	2,678
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	250	243
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2045	2,200	2,012
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	1,630	1,285
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	7,920	5,905
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	2,245	1,674
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2028	880	896
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2042	1,000	986
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2047	1,310	1,266
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	1,000	959

83	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2051	USD1,025	$963
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037 (a)	1,330	1,330
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037 (a)	2,150	2,150
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047 (a)	5,305	5,133
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050 (a)	5,660	5,468
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051 (a)	1,975	1,797
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	345	337
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	1,325	1,292
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	1,835	1,640
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050 (a)	690	612
Industrial Dev. Auth., Education Rev. Bonds (KIPP Nashville Projects), Series 2022-A, 5.00% 7/1/2057	3,000	2,853
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040 (a)	2,265	2,274
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	1,250	1,217
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2041 (a)	500	427
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2038	1,600	1,554
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2039	1,800	1,723
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2040	1,000	943
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 3.00% 2/1/2045	6,310	4,983
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 4.00% 2/1/2050	7,500	6,686
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Unity at West Glendale Project), Series 2024, 5.00% 3/1/2045 (put 9/1/2026)	1,450	1,452
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	34,061	33,716
Industrial Dev. Auth., Revolving Loan Fund Rev. Social Bonds (Senior National Charter School), Series 2024-A, 5.00% 11/1/2029	1,865	1,957
Town of Marana, Excise Tax Rev. Obligations, Series 2024, 5.00% 7/1/2035	500	521
Town of Marana, Excise Tax Rev. Obligations, Series 2024, 5.00% 7/1/2037	550	571
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038 (a)	3,480	3,536
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2037	725	729
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2052	750	723
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 4.00% 7/1/2034	500	495
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2039	750	760
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	415	364
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)	2,000	1,545
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	3,000	3,030
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2049	7,650	7,467
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049 (a)	2,215	2,042
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,000	2,541
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051 (a)	1,000	790
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2054	6,225	5,937
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054 (a)	565	510

American Funds Tax-Exempt Income Funds	84

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Project), Series 2019, 4.00% 7/1/2049	USD2,845	$2,374
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2034	2,745	3,001
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2035	3,680	4,034
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2026-D, 5.00% 1/1/2036	2,750	3,016
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 5.00% 1/1/2038	8,195	8,937
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 4.00% 1/1/2048	7,145	6,332
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	7,000	5,113
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-F, 3.00% 1/1/2049	10,380	7,582
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	1,250	1,217
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	21,605	19,516
County of Maricopa, Special Health Care Dist., GO Bonds, Series 2021-D, 5.00% 7/1/2031	2,500	2,717
County of Maricopa, Special Health Care Dist., GO Bonds, Series 2021-D, 5.00% 7/1/2032	5,205	5,633
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	25,830	22,289
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	8,400	7,248
McAllister Academic Village, LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 7/1/2033	5,080	5,086
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2027	250	252
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2030	290	294
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2041	650	614
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2045	1,050	975
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035 (a)	2,460	2,460
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035 (a)	925	925
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045 (a)	1,690	1,612
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046 (a)	3,900	3,701
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035 (a)	835	835
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2036 (a)	3,535	3,535
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045 (a)	1,050	994
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	1,035	1,038
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	2,650	1,951
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	5,300	4,846
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2049	10,890	11,061
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032	5,320	5,409
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2033	14,000	14,226
City of Phoenix Civic Improvement Corp., Rental Car Fac. Charge Rev. Bonds, Series 2019-A, 5.00% 7/1/2033	2,515	2,634
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Bonds, Series 2023, 5.25% 7/1/2047	3,000	3,189
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2032	2,000	2,003
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2033	1,000	1,002
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2034	1,000	1,002
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2035	2,000	2,003
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2036	840	821
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2037	900	871
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2026 (a)	1,405	1,411
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2027 (a)	1,485	1,514
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Bonds, Series 2025, 5.00% 7/1/2038	4,500	4,966
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 7/1/2030	4,015	4,211
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2034 (a)	490	487

85	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	USD1,000	$837
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058 (a)	150	139
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2059 (a)	2,500	2,053
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2044	2,750	2,958
City of Tempe, GO Bonds, Series 2026-A, 5.00% 7/1/2045	2,750	2,943
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2026, 5.00% 7/1/2033	2,000	2,230
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2026, 5.00% 7/1/2043	6,000	6,459
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2033	500	555
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2034	375	419
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2035	230	259
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2036	625	698
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2037	835	923
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2026-B, 5.00% 7/1/2038	735	806
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2024-A, AGI, 5.00% 7/1/2041	2,650	2,835
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2026	400	400
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2027	300	307
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2028	400	417
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2029	400	424
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2042	1,800	1,885
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043	2,000	2,089
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 7/1/2037	1,875	2,092
		497,660
Arkansas 0.03%
Dev. Fin. Auth., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities/Mortgage Loans Program), Series 2025-C, 5.50% 1/1/2056	2,230	2,384
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.25% 12/1/2046	480	491
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.50% 12/1/2054	445	453
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.50% 12/1/2060	890	897
Springdale School Dist. No. 50, Rev. Ref. and Construction Bonds, Series 2022-B, 3.00% 6/1/2037	2,705	2,388
		6,613
California 9.64%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (d)	1,770	1,033
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (d)	6,040	3,494
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (d)	3,015	1,756
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	500	500
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	12,200	10,214
Alvord Unified School Dist., GO Bonds, 2022 Election, Series 2022-A, BAM, 4.00% 8/1/2048	1,510	1,419
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2031	1,175	994
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2033	1,400	1,081
Baldwin Park Unified School Dist., GO Bonds, 2018 Election, Series 2021, 3.00% 8/1/2043	1,250	1,015
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2029	270	270
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2030	65	65
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.46% 4/1/2056 (put 4/1/2027) (c)	1,990	1,985

American Funds Tax-Exempt Income Funds	86

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	USD5,715	$5,743
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	750	758
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8E, Special Tax Bonds, Series 2019, 5.00% 9/1/2048	2,500	2,515
Trustees of the California State University, Systemwide Rev. Bonds, Series 2024-A, 4.00% 11/1/2049	3,565	3,369
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 3.125% 11/1/2051 (put 11/1/2026)	6,000	6,007
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1), Series 2014-A, AGI, 4.25% 10/1/2033	750	750
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2033	750	769
Center Joint Unified School Dist., GO Bonds, 2008 Election, Series 2021-B, BAM, 3.00% 8/1/2040	580	495
Center Joint Unified School Dist., GO Bonds, 2008 Election, Series 2021-B, BAM, 3.00% 8/1/2041	480	407
Center Joint Unified School Dist., GO Bonds, 2008 Election, Series 2021-B, BAM, 3.00% 8/1/2046	3,150	2,464
Central Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, AGI, 3.00% 8/1/2044	2,500	2,010
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	11,180	11,698
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	5,070	5,297
Chaffey Community College Dist., GO Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043 (preref. 6/1/2028)	5,000	5,141
Chaffey Joint Union High School Dist., GO Bonds, CAB, 2012 Election, Series 2024-H, 0% 8/1/2049	3,000	1,026
Chino Valley Unified School Dist., GO Bonds, 2016 Election, Series 2020-B, 4.00% 8/1/2045	500	480
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2031	600	508
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2032	315	256
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2033	320	249
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2034	625	465
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2038	1,300	791
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2039	1,000	577
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	2,250	2,053
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2043	4,000	1,884
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-E, 5.00% 7/1/2035	4,305	4,655
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	18,710	19,972
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-B, 5.00% 3/1/2036	12,745	13,090
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-F, 5.00% 6/1/2036	64,405	68,614
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	12,750	12,747
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	500	518
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	33,750	35,232
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	4,410	4,605
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	24,350	24,862
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	13,630	14,275
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	70,105	73,304
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	31,705	32,597
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	48,675	49,655
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	30,955	31,889
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	10,305	10,410
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	2,105	2,199
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	10,240	10,742
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	22,745	24,022

87	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (a)	USD400	$340
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (a)	7,075	5,476
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (a)	19,695	15,654
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2035	1,500	1,044
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2040	1,500	793
City of Corona, Community Facs. Dist. No. 2018-2 (Sierra Bella), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2051	1,750	1,750
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (a)	2,515	1,802
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (a)	1,000	734
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057 (a)	3,570	2,407
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (a)	540	394
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (a)	41,610	31,898
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	600	502
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	15,540	13,454
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (a)	5,105	3,421
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	7,560	6,775
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (a)	5,460	3,755
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (a)	1,750	1,308
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (a)	2,215	1,523
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	1,978	1,691
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (a)	28,410	22,995
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	1,800	1,277
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (a)	34,900	20,764
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (a)	375	282
Cypress Elementary School Dist., GO Bonds, Convertible CAB, 2008 Election, Series 2011-B-1, 0% 8/1/2050 (8.125% on 8/1/2031) (d)	23,000	21,792
Downey Unified School Dist., GO Bonds, 2022 Election, Series 2022-A, 4.00% 8/1/2052	2,000	1,860
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.00% 9/1/2038	790	820
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	10,000	9,999
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2038	1,085	1,045
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2043	1,095	992
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2051	2,180	1,831
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2038	1,230	1,185
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2043	1,150	1,042
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2051	2,540	2,133

American Funds Tax-Exempt Income Funds	88

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	USD2,275	$2,226
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,085	1,911
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2010-U-1, 5.25% 4/1/2040	505	598
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 6/1/2046	1,000	1,139
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 9/1/2029	2,120	2,121
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.75% 8/1/2048	650	713
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041	12,830	12,832
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2043	2,890	2,890
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046	13,500	13,418
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2048	2,500	2,432
Enterprise Dev. Auth., Rev. Bonds (Milken Community School Project), Series 2026-A, 5.00% 7/1/2033	3,245	3,544
Enterprise Dev. Auth., Rev. Bonds (Sage Hill School Project), Series 2024, 5.00% 12/1/2042	1,000	1,066
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 4.00% 6/1/2036	330	324
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 5.00% 6/1/2036	220	230
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2038	780	807
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	3,000	2,967
Etiwanda School Dist., GO Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2049	2,500	2,278
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2034	1,000	751
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2035	1,785	1,283
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2046	1,395	1,400
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, GO Bonds, 2007 Election, Series 2019-D, AGI, 4.00% 10/1/2040	5,000	5,011
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2031	880	881
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2034	2,600	2,602
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.625% 9/1/2052	3,500	3,273
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, CAB, Series 2015-A, AGI, 0% 1/15/2034	2,000	1,521
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, CAB, Series 2015-A, AGI, 0% 1/15/2035	2,000	1,455
Fresno Unified School Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2033	1,000	966
Fresno Unified School Dist., GO Bonds, 2016 Election, Series 2016-B, 3.00% 8/1/2043	2,000	1,564
Fresno Unified School Dist., GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2030	1,005	1,007
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2029	990	902
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2031	1,250	1,059
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2032	1,500	1,220
GO Bonds, Series 2023, 5.00% 10/1/2035	3,405	3,765
GO Bonds, Series 2023, 5.00% 9/1/2036	3,000	3,316
GO Bonds, Series 2021, 4.00% 10/1/2037	1,000	1,018
GO Bonds, Series 2021, 4.00% 10/1/2039	3,000	3,016
GO Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040	3,000	2,599
GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2043	8,675	9,334
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	3,960	3,880
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (a)	7,785	7,067
Hayward Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, AGI, 5.25% 8/1/2054	4,765	4,977
Hayward Unified School Dist., GO Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM, 5.00% 8/1/2040	2,360	2,426
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2042	145	138
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2047	100	94
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2025-A, 3.91% 11/15/2051 (put 12/22/2027) (c)	5,405	5,411
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2047	2,590	2,606
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	230	230
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2028	105	109
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2030	85	90
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2032	355	381
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2043	1,040	1,066
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2048	450	460
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2053	540	546

89	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2058	USD645	$651
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	1,000	951
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2026	350	351
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2046	860	861
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040	1,000	1,024
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050	1,250	1,249
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055	1,000	980
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	5,176	5,217
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	1,154	1,174
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	1,777	1,763
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	19,779	18,870
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	37,518	35,362
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.297% 9/20/2036 (c)	27,602	566
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	22,546	22,465
Imperial Community College Dist., GO Bonds, 2022 Election, Series 2024-B, AGI, 4.00% 8/1/2049	1,205	1,090
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2036 (a)	340	337
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2041 (a)	510	496
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2046 (a)	135	126
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2051 (a)	175	158
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)	4,750	4,750
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2026, 3.25% 6/1/2033	1,365	1,347
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2038	580	660
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2039	1,195	1,348
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2040	530	595
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	515	573
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2043	775	860
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2044	310	342
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, AGI, 4.00% 8/1/2046	3,865	3,757
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, AGI, 4.00% 8/1/2051	1,000	920
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2043	2,670	2,728
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2048	5,250	5,364
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 4.00% 9/1/2026	150	150
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2026	1,295	1,297
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2032	245	248
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2033	115	116
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2034	995	1,005
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034	470	475
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2035	525	530
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2036	505	509
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2037	700	705
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2038	640	644
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 5.00% 9/1/2042	995	998
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2044	6,115	5,567
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2047	1,990	1,975
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2049	2,985	2,759
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 9/1/2049	995	986
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM, 4.00% 9/1/2050	11,135	10,025
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2051	2,985	2,953
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2054	12,105	10,938
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM, 4.00% 9/1/2054	5,960	5,244
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 3/1/2057	995	985
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2035	1,125	1,147
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2039	1,095	1,098
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2032	415	428
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2033	880	903

American Funds Tax-Exempt Income Funds	90

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2034	USD945	$966
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2035	1,020	1,037
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2036	840	849
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2037	1,170	1,176
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2038	1,255	1,258
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2039	1,340	1,331
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2040	1,435	1,415
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2041	1,535	1,505
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2047	5,000	4,804
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM, 5.00% 9/1/2041	3,000	3,002
La Mesa-Spring Valley School Dist., GO Bonds, 2020 Election, Series 2021-A, BAM, 4.00% 8/1/2046	935	893
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2039	1,000	996
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2041	675	662
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2047	2,915	2,785
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2046	1,000	1,010
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2051	6,000	5,945
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052	4,850	4,088
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	6,000	5,881
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 2.00% 8/1/2043	3,300	2,165
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046	10,160	7,896
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2037	1,000	896
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2038	1,405	1,226
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2039	1,000	851
Long Beach Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2016 Election, Series 2023-C, 4.00% 8/1/2050	7,140	6,712
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.25% 5/15/2051	14,405	15,272
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	8,000	8,233
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2029	1,040	1,098
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2029	2,480	2,619
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	5,230	5,546
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	2,565	2,796
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-B, 5.00% 7/1/2033	1,100	1,139
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2033	755	819
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2033	1,100	1,200
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	4,500	4,937
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2034	2,415	2,658
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	1,400	1,541
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2034	9,725	10,703
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2035	1,000	1,077
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2035	4,620	5,022
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	5,515	6,022
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2035	10,000	11,019
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2036	1,000	1,035
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	1,500	1,599
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	3,620	3,893
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	3,130	3,381
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	2,500	2,700
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2036	5,000	5,470

91	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2037	USD1,120	$1,194
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2037	500	535
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2037	485	522
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2037	4,830	5,256
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2038	500	524
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	3,065	3,264
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	3,500	3,741
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2039	1,130	1,170
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2039	565	589
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2039	1,000	1,043
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2039	1,140	1,211
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	4,225	4,487
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2039	1,000	1,073
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2039	8,570	9,192
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	1,160	1,207
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2040	3,880	4,064
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	2,175	2,270
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	8,400	8,884
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2040	18,000	19,213
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2040	1,910	2,039
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	515	534
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	1,080	1,124
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2041	2,000	2,101
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	1,725	1,817
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2041	12,000	12,750
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2042	605	628
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2042	755	790
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2042	1,240	1,302
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	3,510	3,695
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2042	1,125	1,181
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2042	530	561
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2042	17,555	18,579
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2042	2,000	2,117
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2043	495	519
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2043	1,000	1,055
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2043	1,665	1,755
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2044	725	754
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2044	745	777
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	1,820	1,910
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2044	1,105	1,162
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2045	1,340	1,402
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2045	2,000	2,092
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2045	875	933
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2046	795	822
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2046	4,000	4,158
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2046	5,330	5,550
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2046	525	557
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2047	4,000	4,125
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	9,000	9,213
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2048	1,065	1,094
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2049	4,000	4,094
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	3,270	3,328
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	2,425	2,470
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2050	1,640	1,674
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	2,145	2,167
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2052	14,000	14,205
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	4,500	4,550
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	2,230	2,267
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	3,050	3,165
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	1,655	1,680
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2055	15,915	16,107
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.25% 7/1/2056	3,160	3,256
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2029	1,150	1,214

American Funds Tax-Exempt Income Funds	92

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-A, 5.00% 1/1/2030	USD2,790	$2,935
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2033	1,015	1,114
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	2,905	3,165
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2034	710	777
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	210	231
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2035	1,800	1,966
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2035	240	264
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	515	546
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2036	505	538
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	3,725	4,024
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	3,785	4,106
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2037	1,350	1,427
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2037	2,500	2,699
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	500	526
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	5,410	5,665
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	3,000	3,175
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,670	4,977
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2040	3,655	3,815
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	1,380	1,445
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2041	770	809
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2041	550	581
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2043	1,410	1,464
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2043	1,585	1,671
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2044	395	411
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, BAM, 5.00% 7/1/2044	1,535	1,617
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2045	2,000	2,092
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	1,000	1,020
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	4,405	4,502
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	4,655	4,758
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2052	500	505
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2052	2,295	2,319
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	3,500	3,594
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2054	825	834
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2034	335	351
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2035	500	524
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2036	570	595
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2037	615	639
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	830	847
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	1,190	1,206
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	590	592
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2034	9,300	10,620
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2036	2,375	2,676
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2036	2,000	2,254
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2037	2,865	3,206
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2038	4,000	4,425
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2034	2,705	3,091
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2036	2,345	2,692
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2045	3,000	3,248

93	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2046	USD2,500	$2,689
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2028	1,980	2,076
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 11/1/2029	1,770	1,838
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2023-A, 5.00% 9/1/2053	1,315	1,304
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 9/1/2026	1,440	1,443
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 9/1/2029	1,260	1,262
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, NATL, 5.00% 9/1/2031	250	250
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, NATL, 5.00% 9/1/2033	345	346
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2022, 4.75% 9/1/2052	3,370	3,125
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2022, 4.75% 9/1/2052	3,110	2,884
Morongo Band of Mission Indians (The), Econ. Dev. Rev. Bonds, Series 2018-A, 5.00% 10/1/2042 (preref. 10/1/2028) (a)	2,565	2,692
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042 (preref. 10/1/2028) (a)	7,525	7,898
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	750	730
Mt. San Jacinto Community College Dist., GO Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2035	1,040	983
Municipal Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 5.35% 6/20/2046	4,208	4,430
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2034	40	42
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	290	289
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	410	401
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	335	333
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (21010 Vanowen), Series 2026-A, 3.00% 2/1/2057 (put 2/1/2029)	6,000	5,983
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (The Winslow), Series 2025-A, 2.95% 1/1/2056 (put 12/1/2028)	4,770	4,753
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	2,495	2,597
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.217% 11/20/2040 (c)	1,461	1,423
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (c)	39,488	35,772
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.05% 7/20/2041	3,089	2,919
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036 (a)	1,500	1,501
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046 (a)	2,000	1,942
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 3.00% 2/1/2046	2,195	1,677
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	2,500	1,923
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	10,560	7,671
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-B, 5.00% 6/30/2032	6,425	6,847
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2042	1,275	1,356
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2043	1,250	1,330
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2044	1,240	1,315
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2045	765	808
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2046	1,350	1,420
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.25% 9/1/2051	500	527
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.50% 9/1/2056	1,130	1,207
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039	850	851
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.00% 10/1/2036	325	342
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.25% 10/1/2044	430	444
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038	3,750	3,638
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	4,590	4,595
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	55	56
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059 (a)	170	171
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	565	526

American Funds Tax-Exempt Income Funds	94

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056	USD1,055	$857
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (a)	17,515	12,146
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056 (a)	1,735	1,124
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2044	2,150	2,184
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2049	6,410	6,418
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2055	6,520	6,439
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	615	572
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	6,695	4,940
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	1,490	1,064
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM, 5.00% 5/15/2037	1,755	1,801
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM, 5.00% 5/15/2039	1,535	1,568
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	825	826
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027	1,875	1,878
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2028	3,320	3,324
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	1,915	1,917
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2032	1,175	1,176
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, AGI, 5.00% 9/1/2032	1,000	1,001
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.809% 7/20/2039 (c)	36,183	34,211
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.391% 7/1/2027 (c)	2,905	2,893
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.00% 8/1/2034	285	317
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.00% 8/1/2036	465	511
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.25% 8/1/2048	880	924
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042	2,180	1,993
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052	3,425	2,882
City of Ontario, Community Facs. Dist. No. 43 (Park Place Facs. Phase IV), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	3,250	2,779
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	4,025	3,301
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.00% 8/15/2034	730	731
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.25% 8/15/2045	2,915	2,918
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2041	1,250	1,250
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2036	2,880	2,932
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2042	5,000	5,029
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2047	6,000	6,015
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	540	561
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	1,780	1,820
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	1,730	1,748
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	1,530	1,533
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.25% 8/15/2043	1,350	1,399
County of Orange, Community Facs. Dist. No. 2025-1 (Rienda 3), Special Tax Bonds, Series 2026-A, 5.00% 8/15/2041	775	799
Palm Springs Unified School Dist., GO Bonds, 2016 Election, Series 2024-B, 4.00% 8/1/2049	500	478

95	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, NATL, 5.00% 9/1/2030	USD250	$250
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, AGI, 5.00% 8/1/2041	2,250	2,273
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2028	7,000	6,519
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2030	15,520	13,357
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	3,000	2,467
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2040	1,000	555
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2041	375	198
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2043	1,000	478
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2044	1,350	610
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2045	1,400	598
Pasadena Unified School Dist., GO Bonds, 2016 Election, Series 2026, 5.00% 8/1/2033	2,300	2,592
City of Perris, Joint Powers Auth., Local Agcy. Rev. Bonds (CFD No. 2006-2 - Monument Park Estates), Series 2015-B, 5.00% 9/1/2045	5,265	5,209
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2030	1,905	1,909
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031	2,035	2,039
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2032	2,180	2,184
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM, 5.00% 9/1/2033	960	962
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2033	500	501
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043	1,910	1,873
Public Works Board, Lease Rev. Bonds, Series 2021-C, 5.00% 11/1/2046	1,000	1,044
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	1,240	1,290
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2033	2,325	2,608
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2034	1,280	1,447
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2035	1,895	2,156
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2039	2,150	2,366
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030	1,500	1,612
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2032	1,300	1,421
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2035	795	862
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2035	1,275	1,434
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-B, 5.00% 12/1/2036	1,120	1,226
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2027	425	425
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2028	1,185	1,185
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2030	1,390	1,390
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	1,115	1,129
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	1,255	1,250
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,445	1,426
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,500	1,502
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2048	1,310	448
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2050	1,490	457
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.375% 9/1/2051	2,775	2,480
Rialto Unified School Dist., GO Bonds, 2022 Election, Series 2023, BAM, 5.00% 8/1/2052	1,030	1,064
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2035	425	302
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2036	500	337
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2026	335	336
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM, 5.00% 9/1/2033	310	310
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM, 5.00% 9/1/2034	1,000	1,002
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2019, 4.00% 9/1/2046	200	169

American Funds Tax-Exempt Income Funds	96

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2027	USD260	$264
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2028	340	350
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	420	435
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2030	510	530
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	600	627
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2032	700	733
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2033	400	420
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2034	460	483
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	500	511
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.50% 9/1/2040	1,085	1,050
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	185	175
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.75% 9/1/2045	600	580
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	730	713
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	2,005	1,932
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2022-B-2, 5.00% 9/1/2052	2,300	2,189
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	745	705
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	3,740	3,531
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM, 3.00% 6/1/2049	23,615	18,424
Riverside Unified School Dist., GO Bonds, 2016 Election, Series 2019-B, 3.00% 8/1/2036	1,070	982
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	4,725	4,040
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2050	4,000	3,435
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	515	545
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	2,445	2,534
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	6,425	6,508
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	4,000	4,008
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,000	1,997
County of Sacramento, Community Facs. Dist. No. 2004-1 (McClellan Park), Special Tax Bonds, Series 2017, 5.00% 9/1/2040	1,960	1,967
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	1,645	1,645
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 3.177% 6/1/2034 (c)	5,900	5,796
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2041	240	252
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2022-A, BAM, 5.50% 8/1/2052	1,905	1,953
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2032	290	289
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2033	455	450
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2034	225	220
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2035	200	194
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2036	200	192
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2042	1,180	1,065

97	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2042	USD140	$147
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025, AGI, 5.00% 8/1/2043	95	99
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2050	9,360	9,497
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2050	12,485	12,668
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2053	3,100	3,129
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2054	10,905	10,999
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2029	585	616
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2040	1,550	1,632
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044	10,500	10,586
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2046	1,175	1,131
San Diego Community College Dist., GO Rev. Ref. Bonds, Series 2026-B, 5.00% 8/1/2030	3,485	3,789
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-B-2, 5.00% 5/1/2046	35,245	37,600
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 4.00% 5/1/2052	3,235	3,010
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-B-2, 5.00% 5/1/2056	4,045	4,195
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047	675	692
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052	510	516
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	3,075	2,511
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.25% 9/1/2048 (a)	965	978
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.00% 9/1/2033 (a)	925	953
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.00% 9/1/2043 (a)	900	864
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050	2,000	1,908
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-E, 5.25% 11/1/2055	4,345	4,622
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2046	1,125	1,194
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033 (a)	775	806
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036 (a)	805	786
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046 (a)	3,500	3,012
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.75% 9/1/2050 (a)	1,220	1,265
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (a)	1,185	988
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043 (a)	410	427
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053 (a)	800	827
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (a)	655	677
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2039	3,510	3,520
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	3,100	3,105
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045	1,000	965
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-B, BAM, 5.25% 6/15/2049	1,920	2,030
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044	3,600	3,621
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049	5,300	5,304
San Juan Unified School Dist., GO Bonds, 2016 Election, Series 2024, 4.00% 8/1/2049	1,000	954
San Leandro Unified School Dist., GO Bonds, 2024 Election, Series 2024-B, 5.00% 8/1/2052	1,930	2,011
San Marcos Unified School Dist., GO Rev. Ref. Bonds, 2024 Election, Series 2025-A, 5.25% 8/1/2050	1,000	1,067

American Funds Tax-Exempt Income Funds	98

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM, 5.00% 2/1/2028	USD400	$403
San Ysidro School Dist., GO Bonds, 2020 Election, Series 2025-C, BAM, 5.00% 8/1/2047	4,435	4,661
San Ysidro School Dist., GO Rev. Ref. Bonds, Series 2025-A, BAM, 5.00% 8/1/2043	3,335	3,594
San Ysidro School Dist., GO Rev. Ref. Bonds, Series 2025-A, BAM, 5.00% 8/1/2044	4,695	5,034
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, AGI, 5.00% 6/1/2049	4,000	4,006
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, AGI, 5.00% 6/1/2052	295	295
Santa Barbara Community College Dist., GO Bonds, CAB, 2024 Election, Series 2025-A, 0% 8/1/2046	1,000	378
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2040 (a)	3,035	2,782
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2045 (a)	4,110	3,600
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	2,220	1,907
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049	2,410	1,978
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2035	1,725	1,726
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2036	1,780	1,781
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041	3,720	3,720
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046	4,740	4,740
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (a)	305	277
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2022, 5.00% 9/1/2052	2,500	2,483
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2033	850	933
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2043	1,395	1,508
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2045	1,345	1,440
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2026-1, 5.00% 7/1/2046	1,250	1,305
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2026-1, 5.00% 7/1/2047	4,000	4,146
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2026-1, 5.00% 7/1/2050	30,000	30,783
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	2,750	2,801
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	3,765	3,841
Southern California Public Power Auth., Rev. Ref. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	1,000	1,097
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2016-02 (Delta Coves), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	3,000	2,996
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	6,850	6,873
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Moldaw Residences), Series 2024, 5.00% 11/1/2049	890	913
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Sequoia Living Projects), Series 2025-A, 5.00% 7/1/2036	120	131
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Sequoia Living Projects), Series 2025-A, 5.00% 7/1/2055	755	760
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2028	335	344
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 3.50% 4/1/2035	250	242
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2037	1,200	1,079
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046	5,585	4,262
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2047	720	720

99	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051	USD1,285	$813
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,745	4,015
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	750	631
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (a)	40,600	45,053
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2047	340	353
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2056	860	866
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (a)	750	750
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2038	150	157
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2044	2,000	2,053
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2049	5,605	5,646
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2054	12,420	12,364
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2023, 5.75% 9/2/2053	985	1,016
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 4.00% 5/15/2039	4,055	4,020
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 3.00% 5/15/2051	1,000	739
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 3.00% 5/15/2054	1,000	716
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,235	1,078
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,045	1,692
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM, 5.00% 10/1/2032	1,245	1,247
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2042	1,690	1,730
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	815	800
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,575	1,474
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	500	451
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,305	1,119
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	715	717
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 4.00% 6/1/2034	665	673
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 3.00% 8/1/2032	2,655	2,559
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 3.00% 8/1/2033	1,380	1,310
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045	1,000	1,003
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2041	4,000	4,020
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2046	6,755	6,779
Twin Rivers Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2016, AGI, 0% 8/1/2041	5,750	2,852
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2036	8,385	9,548
Regents of the University of California, General Rev. Bonds, Series 2026-CH, 5.25% 5/15/2039	11,195	13,002
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2040	6,040	6,611
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	8,190	9,482
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.50% 5/15/2040	2,750	3,128
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 4.00% 5/15/2055	1,845	1,674

American Funds Tax-Exempt Income Funds	100

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, AGI, 4.00% 12/1/2040	USD1,905	$1,894
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, AGI, 4.00% 12/1/2042	1,575	1,549
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2021-B, AGI, 4.00% 8/1/2046	490	470
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2023-C, AGI, 5.00% 8/1/2051	2,500	2,590
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2028	9,535	10,028
Various Purpose GO Bonds, Series 2024, 5.00% 8/1/2033	5,175	5,815
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2035	2,500	2,848
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2042	9,035	9,870
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2043	2,000	2,169
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2045	3,255	3,528
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2046	3,315	3,573
Various Purpose GO Bonds, Series 2021, 5.00% 12/1/2046 (preref. 12/1/2030)	5	5
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2026	600	600
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2026	1,950	1,956
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2027	950	970
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	320	327
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	140	144
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2038	825	868
Walnut Valley Unified School Dist., GO Bonds, CAB, 2007 Election, Series 2011-B, BAM, 0% 8/1/2036	5,655	3,771
West Contra Costa Unified School Dist., GO Bonds, 2020 Election, Series 2021-A-1, AGI, 3.00% 8/1/2046	3,500	2,733
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027	350	351
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2028	550	551
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031	675	676
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032	1,400	1,400
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033	1,455	1,455
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2034	1,165	1,166
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2044	1,105	1,106
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2036	1,635	1,625
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2041	3,645	3,363
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2046	2,000	1,765
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2050	4,815	4,087
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2016, 4.00% 9/1/2041	2,320	2,126
		2,361,186
Colorado 1.98%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038	970	971
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018-A, 5.375% 12/1/2048	2,250	2,229
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 3.25% 12/1/2029 (a)	590	567
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049 (a)	2,000	1,894
County of Adams, Lakeridge Metropolitan Dist. No. 2, Rev. Ref. GO and Improvement Bonds, Series 2019, 5.25% 12/1/2048	4,913	4,808
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2026	195	196
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2026	270	272

101	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2027	USD200	$205
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2027	125	128
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2028	210	219
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2028	260	265
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2029	210	222
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2029	125	128
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2030	215	227
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2030	250	255
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2031	230	242
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2031	135	138
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2033	255	266
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2034	285	297
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2035	100	104
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 3.25% 12/15/2050	1,050	922
City of Aurora, Gardens at East Iliff Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	1,000	944
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018, 5.25% 12/1/2048	5,478	5,224
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 3.50% 12/1/2027	300	298
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	1,275	1,279
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	200	201
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	5,815	5,745
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.50% 12/1/2048	850	812
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	2,930	2,183
Belleview Village Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2020, 4.95% 12/1/2050	570	550
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2042	1,480	1,543
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 12/1/2026	1,970	1,962
Certs. of Part., Series 2021-A, 4.00% 12/15/2036	1,500	1,499
Certs. of Part., Series 2021-A, 3.00% 12/15/2037	9,065	8,049
Certs. of Part., Series 2021-A, 4.00% 12/15/2038	1,000	982
Certs. of Part., Series 2021-A, 4.00% 12/15/2039	1,500	1,465
Certs. of Part., Series 2021-A, 4.00% 12/15/2040	1,500	1,453
Cherry Creek School Dist. No. 5, GO Bonds, Series 2026, 5.25% 12/15/2048	9,850	10,635
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2043	800	842
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2044	480	503
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.25% 12/15/2048	1,410	1,475
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039	3,100	3,103
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	1,938	1,472
City and County of Denver, Airport System Rev. Bonds, Series 2023-A, 5.00% 11/15/2043	3,500	3,698
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2033	2,000	1,513
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2034	2,000	1,448
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-B, 5.00% 11/15/2033	3,000	3,069
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2012-B, 4.00% 11/15/2043	7,240	6,939
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, 5.00% 12/1/2048	8,000	8,071
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-B, 5.25% 11/15/2053	5,000	5,198
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2016-A, NATL, 5.00% 12/1/2029	1,510	1,520

American Funds Tax-Exempt Income Funds	102

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2039	USD1,735	$1,826
City and County of Denver, School Dist. No. 1, GO Bonds, Series 2025-C, 5.50% 12/1/2049	3,710	4,010
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045	7,270	5,661
City and County of Denver, Water Rev. Bonds, Series 2021-A, 2.00% 12/15/2045	1,000	639
City and County of Denver, Water Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2040	1,675	1,821
City and County of Denver, Water Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2041	2,750	2,978
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	320	320
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 5.00% 12/1/2039	500	520
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 4.375% 12/1/2044	1,000	968
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 4.50% 12/1/2049	1,590	1,512
E-470 Public Highway Auth., Rev. Bonds, Series 2026-B, (3-month USD-SOFR x 0.67 + 0.70%) 3.145% 9/1/2039 (put 9/1/2028) (c)	2,070	2,066
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	1,560	1,674
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2004-A, NATL, 0% 9/1/2027	3,250	3,153
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2000-B, NATL, 0% 9/1/2030	9,295	8,196
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2010-A, AGI, 0% 9/1/2035	14,760	10,661
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2037	2,545	1,603
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2038	925	550
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2039	1,950	1,084
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049	1,750	1,673
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059 (a)	1,165	1,107
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	65	57
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	200	160
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	255	194
Educational and Cultural Facs. Auth., Rev. Bonds (University of Denver Project), Series 2026-A, 5.25% 3/1/2056	17,000	17,477
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	6,030	5,953
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2026	105	106
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2027	110	113
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2029	150	159
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2030	150	158
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2031	155	163
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2032	175	183
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2033	185	193
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2034	200	208
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2035	215	223
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 4.00% 12/1/2039	1,750	1,650
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032 (a)	385	394
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047 (a)	2,400	2,434
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2032 (preref. 6/1/2027)	3,460	3,523

103	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2037 (preref. 6/1/2027)	USD2,020	$2,057
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 4.00% 11/15/2046	1,500	1,367
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2019-B, 5.00% 11/15/2049 (put 11/19/2026)	2,270	2,284
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	6,500	4,546
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 11/15/2036 (put 11/15/2026)	2,700	2,716
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041	2,130	2,132
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2016, 5.00% 9/1/2046 (preref. 9/1/2026)	405	406
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2050 (preref. 9/1/2030)	2,310	2,411
Health Facs. Auth., Rev. Bonds (Colorado Senior Residences Project), Series 2012, 7.125% 6/1/2047 (b)	1,344	27
Health Facs. Auth., Rev. Bonds (Commonspirit Health), Series 2019-A-1, 4.00% 8/1/2044	12,060	11,009
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 3.25% 8/1/2049	1,995	1,455
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 8/1/2049 (put 8/1/2026)	2,900	2,900
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2040	1,500	1,429
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	13,660	11,566
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2050	8,800	8,810
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2055	8,420	8,273
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	13,440	13,387
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2044	1,340	1,393
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 4.00% 5/15/2052	1,600	1,401
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2054	12,350	12,543
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042 (b)	1,261	25
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027	120	121
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	7,000	7,055
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 1/1/2040	7,785	7,413
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2041	2,000	2,140
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2043	1,550	1,646
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2044	1,500	1,586
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2049	5,500	5,665
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2053	4,200	4,287
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	285	285
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048	1,290	1,292
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	575	577
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	2,355	2,366
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	2,075	2,090
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	415	418
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-H, Class III, 4.25% 11/1/2049	1,835	1,852
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-H, Class I, 3.00% 5/1/2050	3,040	3,005
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050	5,395	5,395
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050	3,290	3,304
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-B, Class I, 3.00% 5/1/2051	3,590	3,545
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	605	597
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051	1,615	1,584
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	7,360	7,251
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	1,100	1,085
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052	4,140	4,273
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-D, Class III, 5.75% 5/1/2053	7,895	8,286
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	9,125	9,821
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-L, Class III, 5.75% 11/1/2053	9,280	9,796
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	10,210	11,211
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	4,040	4,370
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	3,750	4,142
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-F, Class I, 6.50% 5/1/2055	825	918
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-C, Class I, 6.00% 11/1/2055	4,635	5,061
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-M, Class I, 6.25% 11/1/2055	10,345	11,345
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-H, Class I, 6.25% 5/1/2057	2,445	2,716

American Funds Tax-Exempt Income Funds	104

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 3.50% 12/1/2029	USD1,188	$1,171
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	5,365	5,156
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 12/1/2051	1,500	1,424
Mesa County Valley School Dist. No. 51 (Grand Junction), GO Bonds, Series 2025, 5.25% 12/1/2049	1,000	1,056
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037	2,572	2,573
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.75% 12/1/2047	3,885	3,885
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	2,615	2,709
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 11/15/2038	14,700	17,071
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 1/15/2033	500	501
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	1,570	1,574
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2035	2,645	2,619
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2036	1,450	1,423
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2024, AGI, 5.00% 12/1/2044	800	831
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2024, AGI, 5.00% 12/1/2049	1,250	1,267
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	1,575	1,576
Thompson School Dist. No. R2-J, GO Bonds, Series 2026, 5.50% 12/15/2043	2,135	2,411
Thompson School Dist. No. R2-J, GO Bonds, Series 2026, 5.50% 12/15/2044	2,000	2,246
Thompson School Dist. No. R2-J, GO Bonds, Series 2026, 5.50% 12/15/2045	2,635	2,944
City of Thornton, Homestead Hills Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050 (a)	975	920
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Rev. Ref. and Improvement Bonds, Convertible CAB, Series 2022-A, 3.375% 12/1/2052	4,411	3,315
Villages at Johnstown Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050	2,040	1,866
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2048	1,000	1,055
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2049	1,000	1,051
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2050	1,000	1,047
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2055	7,500	7,780
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	4,353	3,838
		485,544
Connecticut 0.64%
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2046	2,340	875
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, 0% 8/1/2047	2,370	809
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2047	2,250	795
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2048	2,490	823
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2049	3,750	1,161
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 5.625% 4/1/2044 (a)	125	129
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 6.00% 4/1/2052 (a)	310	317
GO Rev. Ref. Bonds, Series 2015-B, 5.00% 12/1/2029	1,000	1,069
GO Rev. Ref. Bonds, Series 2015-B, 5.00% 12/1/2030	1,000	1,084
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.00% 7/15/2042	800	764
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.00% 7/15/2043	500	474
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2027	210	214
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2029	910	931
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2031	785	802
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2037	3,210	3,247

105	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2040	USD1,000	$1,004
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2022-U, 4.00% 7/1/2052	8,000	7,136
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2020-T, 4.00% 7/1/2055	3,430	3,003
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-B-3, 4.40% 12/15/2031	560	561
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2050 (a)	735	664
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045	3,750	3,532
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	25,475	25,756
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2035	2,545	2,524
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2036	5,880	5,781
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039	3,045	2,891
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	3,085	2,899
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042	1,995	1,836
Health and Educational Facs. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2016-CT, 5.00% 12/1/2045	5,930	5,935
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 3.20% 11/15/2032	1,565	1,488
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.40% 11/15/2032	470	448
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-1, 3.50% 5/15/2033	405	393
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 2.30% 11/15/2035	1,000	839
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 11/15/2036	4,850	4,261
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.65% 11/15/2037	3,825	3,586
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	775	779
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	1,755	1,753
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-C-1, 3.25% 5/15/2044	6,885	6,816
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2015-A, 3.85% 5/15/2045	1,090	988
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045	2,805	2,817
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045	530	532
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-F-1, 4.00% 5/15/2047	775	778
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047	90	90
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	125	125
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047	190	190
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049	1,465	1,478
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049	1,205	1,184
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049	4,490	4,522
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 11/15/2051	1,340	1,015
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	1,080	1,070
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-A, 5.25% 11/15/2053	10,190	10,718
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-E-1, 3.25% 11/15/2054	2,120	1,535
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	1,265	1,350
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054	4,690	5,105
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	4,465	4,468
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	2,924	2,947
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-A, 5.00% 5/1/2035	500	537
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2020-A, 5.00% 5/1/2040	2,000	2,087
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	5,540	5,573
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	11,250	11,305
		157,793
Delaware 0.12%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	280	278
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2039	720	710
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2049	1,800	1,646
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2054	835	747
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2045 (put 10/1/2035)	3,025	2,978

American Funds Tax-Exempt Income Funds	106

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Delaware (continued)
Econ. Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-B, 5.00% 11/15/2048	USD4,270	$4,245
Health Facs. Auth., Rev. Bonds (Christiana Care Health System), Series 2026, 5.25% 10/1/2051	2,200	2,297
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 5.75% 1/1/2055	1,415	1,519
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2039	4,205	4,141
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2044	3,000	2,810
Transportation Auth., Rev. Bonds (U.S. 301 Project), Series 2015, 5.00% 6/1/2055	8,355	8,355
		29,726
District of Columbia 1.05%
GO Bonds, Series 2026-B, 5.00% 6/1/2033	1,190	1,322
GO Bonds, Series 2017-D, 5.00% 6/1/2036	7,250	7,343
GO Bonds, Series 2024-A, 5.00% 8/1/2040	1,500	1,613
GO Bonds, Series 2016-D, 5.00% 6/1/2041	3,000	3,013
GO Bonds, Series 2023-A, 5.00% 1/1/2042	1,000	1,057
GO Bonds, Series 2023-A, 5.00% 1/1/2043	5,855	6,176
GO Bonds, Series 2019-A, 5.00% 10/15/2044	2,500	2,567
GO Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2032	7,775	8,043
GO Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2033	5,110	5,275
GO Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2035	3,655	3,761
GO Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2037	2,500	2,530
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044	2,855	2,857
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	775	794
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-A-1, FHA, 2.50% 3/1/2042	4,760	3,530
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-B-1, FHA, 2.55% 3/1/2042	4,715	3,529
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	5,000	4,180
Income Tax Secured Rev. Bonds, Series 2026-A, 5.00% 6/1/2042	10,000	10,807
Income Tax Secured Rev. Bonds, Series 2026-A, 5.00% 6/1/2046	19,285	20,391
Income Tax Secured Rev. Bonds, Series 2026-A, 5.25% 6/1/2051	5,000	5,285
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2032	425	468
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2042	1,360	1,460
Income Tax Secured Rev. Ref. Bonds, Series 2023-A, 5.25% 5/1/2048	4,500	4,721
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2050	2,500	2,639
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2036	4,705	4,225
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2040	12,340	10,238
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2043	3,650	3,535
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2033	2,100	2,244
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2034	2,005	2,134
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2039	2,020	1,991
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. and Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2049	3,155	2,721
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), CAB, Series 2010-A, AGI, 0% 10/1/2037	41,230	24,220
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), CAB, Series 2010-A, 0% 10/1/2037	2,000	1,163
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2031	3,100	2,587
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2033	6,565	5,032
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2036	5,880	3,887
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2038	27,130	16,025
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2040	23,255	12,253
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-A, 5.00% 10/1/2032	1,800	1,869
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, AGI, 4.00% 10/1/2053	32,970	28,277
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2042	365	365
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	4,385	4,271
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2026	2,500	2,509
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028	1,650	1,692
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, AGI, 5.50% 10/1/2028	2,485	2,568
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2018-A, 5.00% 10/1/2049	4,200	4,249

107	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 10/1/2052	USD11,000	$11,043
Water and Sewer Auth., Public Utility Rev. Ref. Green Bonds, Series 2026-B, 5.00% 10/1/2034	1,860	2,088
Water and Sewer Auth., Public Utility Sub Lien Rev. Ref. Bonds, Series 2014-C, 4.00% 10/1/2041	2,330	2,190
		256,737
Florida 3.77%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2025-B-1, 4.00% 10/1/2030	295	295
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	1,490	1,392
County of Alachua, Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds, Series 2025-A, AGI, 5.00% 12/1/2035	6,850	7,467
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 12/1/2037 (put 12/1/2026)	2,000	2,002
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 12/1/2036	1,285	1,286
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2028	1,135	1,167
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2032	480	490
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	1,800	1,804
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	5,190	5,084
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	6,550	6,330
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.00% 11/1/2042	1,000	895
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.125% 11/1/2051	1,000	824
County of Brevard, Heritage Isle at Viera Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2017, AGI, 3.20% 5/1/2032	1,095	1,073
County of Broward, North Springs Improvement Dist., Water Management Bonds (Heron Bay Water Management Project), Series 2021-1, AGI, 3.00% 5/1/2052	5,600	3,860
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, AGI, 2.75% 9/1/2026	700	700
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, AGI, 3.00% 9/1/2027	385	385
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 3.00% 12/15/2029 (a)	220	204
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2049 (a)	1,255	1,028
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049 (a)	710	659
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054 (a)	390	354
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029 (a)	525	521
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056 (a)	12,810	11,258
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/2035	8,405	9,162
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2043	3,500	3,579
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2044	31,000	32,026
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2048	1,565	1,585
Central Florida Expressway Auth., Rev. Bonds, Series 2024-A, AGI, 5.00% 7/1/2054	5,000	5,121
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2039	5,000	5,003
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2040	3,000	3,002
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 4.00% 7/1/2041	2,500	2,348
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2042	1,550	1,568
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2020, 4.00% 5/1/2051	890	733
Cobblestone Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area Two), Series 2022-2, 4.30% 5/1/2053 (a)	1,100	919
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds, Series 2022, 4.00% 5/1/2042	1,000	889
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.125% 5/1/2027	995	988
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.25% 5/1/2028	1,015	998

American Funds Tax-Exempt Income Funds	108

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.375% 5/1/2029	USD1,040	$1,014
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.75% 5/1/2033	2,220	2,075
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 3.00% 5/1/2038	2,920	2,617
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2043	11,730	11,761
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 4.00% 5/1/2045	170	150
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	3,250	3,191
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	16,950	13,964
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.00% 5/1/2027	595	595
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.00% 5/1/2028	755	755
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.125% 5/1/2030	240	239
Cypress Preserve Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area No. 2), Series 2019, 4.00% 11/1/2039	650	585
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2038	2,500	2,543
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2048	3,900	3,913
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2040	3,400	3,407
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042	1,000	902
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	2,380	2,289
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	1,000	957
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2056	1,250	1,183
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2045	700	578
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.00% 8/1/2045	1,600	1,665
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.00% 8/1/2046	2,200	2,273
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.25% 8/1/2051	4,085	4,226
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, AGI, 4.00% 2/1/2046	3,750	3,347
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	8,555	6,684
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2040 (preref. 6/1/2027)	1,405	1,420
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2042 (preref. 6/1/2027)	1,160	1,173
County of Escambia, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 3.45% 11/1/2033 (put 10/1/2031)	175	174
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2036	500	508
City of Gainesville, Utilities System Rev. Green Bonds, Series 2021-A-1, 5.00% 10/1/2046	21,365	22,054
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.00% 5/1/2037	545	521
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.125% 5/1/2047	910	807
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	490	493
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2055	810	776
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2030	1,150	1,151
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2031	1,500	1,501
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2033	1,300	1,301
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2035	4,580	4,583
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2036	1,380	1,381
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 10/1/2043	12,500	12,749
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2028	375	393

109	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2029	USD500	$533
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 4.00% 10/1/2052	15,415	13,959
County of Hillsborough, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Riverside Apartments), Series 2026, 2.90% 12/1/2028 (put 12/1/2027)	420	417
Housing Fin. Auth., Multi Family Mortgage Rev. Bonds (Calusa Pointe II), Series 2026-B, 2.90% 2/1/2030 (put 2/1/2029)	605	600
Housing Fin. Auth., Multi Family Rev. Bonds (Cypress Oaks Apartments), Series 2025, 3.15% 12/1/2028 (put 12/1/2027)	1,600	1,600
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	250	250
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	390	392
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050	3,820	3,839
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	1,610	1,592
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	330	329
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	5,475	5,413
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	3,240	3,186
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	2,150	2,308
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054	6,330	6,916
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054	19,130	19,879
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,970	2,126
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	835	904
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	890	972
Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Salix on Vine), Series 2024-E, 3.80% 6/1/2042 (put 6/1/2027)	7,250	7,253
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Capri Place), Series 2026-A, 3.00% 2/1/2044 (put 8/1/2029)	340	336
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (New York Avenue Apartments), Series 2026-D, 2.80% 9/1/2043 (put 3/1/2029)	3,200	3,159
City of Jacksonville, Bartram Park Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 5/1/2035	905	892
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026	500	502
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2029	1,000	1,024
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2030	3,450	3,531
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2031	3,985	4,242
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2032	1,830	1,983
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2033	2,190	2,234
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2033	850	947
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2034	665	743
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2035	4,250	4,256
JEA, Electric System Rev. Bonds, Series 2020-A, 4.00% 10/1/2035	2,925	2,932
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2036	7,035	7,036
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2036	915	1,015
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2037	2,000	1,984
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2037	1,050	1,155
JEA, Electric System Rev. Bonds, Series 2026-A, 5.00% 10/1/2043	3,820	4,040
JEA, Electric System Rev. Bonds, Series 2026-A, 5.00% 10/1/2043	2,610	2,780
JEA, Electric System Rev. Bonds, Series 2026-A, 5.00% 10/1/2044	5,510	5,837
JEA, Electric System Rev. Bonds, Series 2026-A, 5.25% 10/1/2056	40,000	41,582
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 10/1/2033	4,565	4,658
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2037	1,000	1,002
JEA, Water and Sewer System Rev. Bonds, Series 2021-A, 4.00% 10/1/2037	1,220	1,231
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038	1,665	1,656
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038	1,000	994
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040	850	830
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040	500	488
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, AGI, 5.50% 5/1/2043	2,210	2,342
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, AGI, 4.375% 5/1/2045	1,000	953
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, AGI, 4.625% 5/1/2054	4,990	4,633
City of Lakeland, Energy System Rev. and Rev. Ref. Bonds, Series 2010-A, 5.25% 10/1/2036	1,230	1,377

American Funds Tax-Exempt Income Funds	110

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2034	USD2,085	$2,087
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2036	1,355	1,356
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Azario Project), Series 2020-A, 3.75% 5/1/2040	525	475
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Azario Project), Series 2020-A, 3.90% 5/1/2050	765	637
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Indigo Expansion Area Project), Series 2019, 4.00% 5/1/2049 (a)	555	464
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.00% 5/1/2030	1,705	1,781
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.00% 5/1/2035	460	483
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.50% 5/1/2040	360	382
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.80% 5/1/2045	605	641
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 6.00% 5/1/2056	1,560	1,619
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Villages of Lakewood Ranch South Project), Series 2016, 5.125% 5/1/2046	1,910	1,910
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Ref. Bonds (Country Club East Project), Series 2020, AGI, 2.625% 5/1/2037	250	194
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (5300-5360 Summerlin), Series 2026, 2.65% 12/1/2047 (put 9/1/2029)	245	239
County of Lee, Industrial Dev. Auth., Healthcare Facs. Improvement Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point/Waterside Health Project), Series 2019, 5.00% 11/15/2049	125	125
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-C, 5.00% 11/15/2054	2,000	1,969
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 4.50% 10/1/2036 (a)	775	764
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 5.25% 10/1/2044 (a)	1,725	1,726
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 5.75% 10/1/2050 (a)	215	217
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 6.00% 10/1/2061 (a)	125	126
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 4.20% 11/15/2030 (a)	4,205	4,215
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-2, 4.45% 11/15/2031 (a)	3,000	3,008
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 4.70% 11/15/2031 (a)	4,000	4,012
LTC Ranch West Residential Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area One Project), Series 2021-A, 3.45% 5/1/2041	1,000	834
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	1,710	1,714
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	180	180
County of Manatee, Heritage Harbour North Community Dev. Dist., Special Assessment Bonds, Series 2014, 5.00% 5/1/2034	800	823
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 3.00% 5/1/2031	655	637
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 3.00% 5/1/2034	1,060	985
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	630	630
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 5/1/2029	620	620
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2035	1,850	1,857
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2040	6,955	6,645
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2041	1,500	1,426
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2041	14,765	15,944
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 7/1/2039	6,485	6,496

111	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2028	USD3,180	$3,184
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2029	7,200	7,210
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2030	2,000	2,003
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030	2,385	2,388
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2031	2,560	2,563
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2031	3,300	3,304
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2034	1,000	1,001
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2046	3,150	2,840
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2017, 5.00% 8/1/2047	2,515	2,523
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, AGI, 4.00% 8/1/2051	24,950	21,948
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Yaeger Plaza Project), Series 2025-B, 3.15% 8/1/2029 (put 8/1/2028)	1,000	1,000
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	4,795	4,016
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 3.75% 11/1/2031	300	287
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.00% 11/1/2036	560	533
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.125% 11/1/2046	1,240	1,069
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM, 5.00% 9/1/2040	1,190	1,197
City of Miami Beach, Parking Rev. Bonds, Series 2015, 5.00% 9/1/2045	2,500	2,513
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, AGI, 5.00% 2/1/2044	5	5
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2039	2,005	2,088
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2040	1,425	1,476
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2041	1,600	1,645
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2042	1,785	1,827
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2043	1,775	1,810
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	160	160
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2035	2,200	2,202
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2040	3,000	3,001
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	7,950	7,951
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2033	3,000	3,263
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2034	5,000	5,017
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2035	8,075	8,809
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2036	3,000	3,010
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2032	500	533
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2036	5,345	5,268
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	29,760	27,473
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	33,335	29,072
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2024, 5.00% 8/1/2054	2,105	2,055
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046	16,085	16,103
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046 (preref. 10/1/2026)	1,835	1,842
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2024-A, 5.00% 10/1/2036	750	832
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2050	12,555	12,976
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2026-A, 5.00% 10/1/2033	710	793

American Funds Tax-Exempt Income Funds	112

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2035	USD8,000	$8,922
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2036	2,415	2,678
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)	4,000	3,771
County of Palm Beach, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2019, 4.00% 8/15/2049	1,000	871
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	5,040	5,050
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	5,190	5,212
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	900	851
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	3,040	3,088
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.50% 5/15/2051	990	997
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.625% 5/15/2061	4,495	4,504
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2022, 5.125% 5/1/2051	500	474
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.50% 9/1/2037	250	274
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.50% 9/1/2038	225	245
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.50% 9/1/2039	500	541
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.75% 9/1/2054	3,350	3,556
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.25% 5/1/2027	365	365
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.40% 5/1/2028	380	381
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.50% 5/1/2029	385	386
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.875% 5/1/2033	1,705	1,711
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 4.125% 5/1/2039	1,595	1,562
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 5/1/2035	235	236
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2040	1,200	1,175
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2043	2,000	1,948
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	3,000	2,803
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 5.00% 9/1/2050	5,000	4,863
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	2,970	2,456
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2030	1,750	1,751
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	1,000	1,000
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032	1,000	1,000
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033	2,900	2,900
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.25% 5/1/2027	2,440	2,413
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 2.25% 5/1/2027	1,055	1,043
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2022-B, 2.625% 5/1/2027	355	352
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.125% 5/1/2027	1,125	1,125
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.125% 5/1/2027	440	440
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 2.30% 5/1/2028	1,075	1,048
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.40% 5/1/2028	2,500	2,442
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.25% 5/1/2028	1,165	1,166
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.25% 5/1/2028	455	456

113	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 2.40% 5/1/2029	USD1,105	$1,064
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.50% 5/1/2029	2,560	2,472
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 3.00% 5/1/2033	5,515	5,224
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 3.00% 5/1/2033	2,380	2,250
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 3.00% 5/1/2037	6,225	5,465
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.75% 5/1/2039	810	739
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 3.00% 5/1/2040	4,030	3,319
County of St. Johns, Heritage Landing Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 5/1/2036	985	974
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	5,935	4,858
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	475	369
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032	1,015	1,016
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045	110	110
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.375% 5/1/2028	380	369
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.875% 5/1/2033	975	848
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, AGI, 3.00% 5/1/2038	975	811
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2033	355	360
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,125	1,105
Six Mile Creek Community Dev. Dist., Capital Improvement and Rev. Ref. Bonds (Assessment Area 3, Phase 1), Series 2021, 3.50% 5/1/2041	630	528
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 3.00% 5/1/2035	675	614
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042	5,000	4,750
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 6.75% 5/1/2039	1,407	1,332
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013 (b)	1,726	1,174
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2027	270	272
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2028	270	272
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2029	280	282
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,050	1,050
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2036	830	542
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2038	1,000	586
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2041	1,000	495
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2045	1,850	727
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2053	5,050	1,235
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2033	1,000	1,001
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2035	2,000	2,002
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2040	4,555	4,558
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	1,500	1,501

American Funds Tax-Exempt Income Funds	114

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	USD16,430	$14,049
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017, 5.00% 7/1/2047	5,150	5,177
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 7/1/2042	40,550	38,074
Triple Creek Community Dev. Dist., Special Assessment Bonds (Villages Q & R Project), Series 2021, 3.125% 11/1/2041 (a)	400	321
US Fncg. Corp., Capital Improvement Rev. Ref. Bonds (Student Housing Project), Series 2025, 5.00% 7/1/2035	1,300	1,439
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 4.00% 5/1/2052	140	112
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-3, 4.25% 1/1/2030 (a)	405	405
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-2, 4.50% 1/1/2030 (a)	430	430
Village Community Dev. Dist. No. 14, Special Assessment Rev. Bonds, Series 2022, 5.50% 5/1/2053	1,800	1,817
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 4.875% 5/1/2045	1,700	1,692
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 6/1/2045	2,500	2,397
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	3,660	3,362
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2016, 3.875% 5/1/2047	4,930	4,198
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.375% 5/1/2050	3,585	3,149
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 2.85% 5/1/2036	295	258
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2019, 3.70% 5/1/2050	13,560	10,589
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.50% 5/1/2051 (a)	1,985	1,508
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	3,420	2,466
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.20% 5/1/2039 (a)	690	665
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	505	484
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054 (a)	1,420	1,410
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.80% 5/1/2055 (a)	6,150	5,717
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	2,440	2,408
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	925	889
		923,096
Georgia 1.99%
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2040	1,485	1,576
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2041	1,590	1,679
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2042	1,530	1,610
City of Atlanta, Airport General Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	1,160	1,189
City of Atlanta, Airport General Rev. Bonds, Series 2022-A, 5.00% 7/1/2047	3,000	3,101
City of Atlanta, Airport General Rev. Green Bonds, Series 2024-A-1, 5.00% 7/1/2049	7,430	7,690
City of Atlanta, Airport General Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053	3,160	3,234
City of Atlanta, Airport General Rev. Green Bonds, Series 2024-A-1, 5.00% 7/1/2054	5,000	5,128
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2041	4,340	4,205
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038	7,000	7,266
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2039	29,030	30,044
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2023-D, 5.00% 7/1/2044	18,500	19,488
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031 (a)	600	568

115	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042 (a)	USD1,210	$1,060
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051 (a)	4,720	3,817
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, NATL, 5.50% 11/1/2027	2,330	2,380
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2033	1,000	1,022
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2034	1,000	1,020
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2039	850	818
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027	155	158
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028	190	198
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029	165	174
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2034	1,000	1,071
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2035	1,000	1,067
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2036	1,000	995
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2037	1,500	1,490
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2034	1,410	1,447
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2035	1,580	1,618
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2036	1,230	1,258
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2037	1,075	1,097
Brookhaven Dev Auth., Rev. Bonds (Children’s Healthcare of Atlanta, Inc.), Series 2019-A, 4.00% 7/1/2049	6,250	5,635
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032	3,065	2,706
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	32,525	20,518
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	5,000	4,704
County of Clarke Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 7/1/2046	2,935	2,935
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2030	300	305
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2030 (preref. 7/15/2027)	200	204
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2033	825	837
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2033 (preref. 7/15/2027)	545	557
County of Columbia, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2023-A, 5.125% 4/1/2053	2,750	2,796
City of Dahlonega, Downtown Dev. Auth., Rev. Ref. Bonds (North Georgia Mac, LLC Project), Series 2017, 5.00% 7/1/2036	1,500	1,515
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2030	1,000	1,058
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2031	1,000	1,055
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032	1,000	1,052
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2036	1,000	994
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2038	1,000	979
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2039	1,000	971
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2040	1,000	958
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2041	1,000	945
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2049	5,325	5,445
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	6,425	6,510

American Funds Tax-Exempt Income Funds	116

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Fulton, Dev. Auth., Tech Facs. Rev. Bonds (Curran Street Residence Hall Project), Series 2024, 5.00% 6/15/2056	USD17,000	$17,327
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	3,695	3,695
GO Rev. Ref. Bonds, Series 2026-A-2, 5.00% 7/1/2046	4,000	4,295
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2031	1,000	1,015
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2034	1,500	1,520
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2036	5,405	5,467
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation XIV, LLC Project), Series 2026-B, 5.00% 1/1/2044	1,845	1,935
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation XIV, LLC Project), Series 2026-B, 5.00% 1/1/2045	1,250	1,305
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation I, LLC Project), Series 2015, 5.00% 6/15/2030	2,250	2,253
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation II, LLC Project), Series 2019, 5.00% 6/15/2034	1,125	1,170
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation II, LLC Project), Series 2019, 5.00% 6/15/2035	1,250	1,297
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation III, LLC Project), Series 2020, 5.00% 6/15/2028	1,800	1,869
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	710	711
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-A, 3.70% 6/1/2049	635	541
Housing Auth., Multi Family Housing Rev. Bonds (Cahec GA Portfolio II Project), Series 2025, 3.15% 2/1/2029 (put 2/1/2028)	2,335	2,335
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,000	1,044
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	1,140	1,145
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	10,525	10,525
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	2,000	2,101
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)	7,825	8,242
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	7,485	7,868
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	21,465	22,621
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	26,260	27,829
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	32,510	34,516
Medical Center Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2019-B, 5.00% 7/1/2054 (put 7/1/2029)	3,555	3,712
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2043	1,500	1,613
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.25% 7/1/2050	1,000	1,063
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2055	7,335	7,583
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Green Bonds, Series 2026-A, 5.00% 7/1/2043	1,000	1,088
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Green Bonds, Series 2026-A, 5.00% 7/1/2045	825	888
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Scherer Project), Series 2009-1, 1.00% 7/1/2049 (put 8/1/2026)	2,000	1,998
Municipal Electric Auth., General Resolution Projects Bonds, Series 2016-A, 5.00% 1/1/2028	5,500	5,528
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2034	1,500	1,619
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2035	1,250	1,344
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2036	875	937
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 1/1/2034	8,250	8,480
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, AGI, 4.00% 1/1/2040	720	697
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, 4.00% 1/1/2051	2,345	2,051
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, 5.00% 1/1/2056	8,750	8,598
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	11,250	11,251
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, AGI, 5.00% 1/1/2062	4,500	4,527
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 4.00% 1/1/2040	800	774
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2056	5,000	4,913
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2062	2,000	2,012
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	1,320	1,203
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048	5,000	5,003
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2063	800	765
Municipal Electric Auth., Project One Bonds, Series 2016-A, 5.00% 1/1/2028	13,450	13,518
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2032	1,450	1,508

117	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2033	USD1,200	$1,246
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2034	13,635	14,719
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2035	1,855	1,919
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2037	2,240	2,306
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2038	2,000	2,120
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2039	1,215	1,244
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2044	8,460	8,576
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2046	6,710	6,886
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	4,000	3,559
Municipal Electric Auth., Project One Bonds, Series 2021-A, 4.00% 1/1/2051	7,000	6,122
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2026-A, 5.00% 4/1/2036	4,205	4,647
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2022-A, 4.00% 4/1/2041	1,000	938
County of Richmond, Hospital Auth., Rev. Anticipation Certs. (University Health Services, Inc. Project), Series 2016, 5.00% 1/1/2028	1,135	1,137
Savannah Housing Auth., Multi Family Rev. Bonds (Montgomery Landing Project), Series 2025, 3.15% 7/1/2043 (put 7/1/2028)	1,975	1,975
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 8/1/2038	2,500	2,509
County of Spalding, Griffin-Spalding County Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2017-A, 3.75% 4/1/2047	1,335	1,121
		486,470
Guam 0.13%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2028	665	680
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	1,750	1,813
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2030	600	627
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	5,000	4,924
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2036	1,425	1,514
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2037	1,500	1,609
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	925	986
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	6,510	6,095
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	1,000	1,033
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2031	1,000	1,002
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2033	1,400	1,402
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,360	1,306
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2027	2,615	2,623
Port Auth., Port Rev. Bonds, Series 2018-A, 5.00% 7/1/2048	3,245	3,260
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 10/1/2035	1,885	1,903
		30,777
Hawaii 0.43%
Airports System Rev. Bonds, Series 2018-D, 5.00% 7/1/2030	2,960	3,183
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2042	750	805
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2042	1,380	1,481
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2043	1,000	1,068
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2043	3,000	3,206
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	3,245	3,450
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2045	1,750	1,852
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2045	1,360	1,439
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2049	29,810	31,274
Airports System Rev. Ref. Bonds, Series 2020-D, 4.00% 7/1/2036	3,770	3,802
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2037	600	601
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2038	875	876
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2040	425	417
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2030	1,725	1,728
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2032	1,000	1,002

American Funds Tax-Exempt Income Funds	118

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii (continued)
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2032	USD795	$878
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2033	1,650	1,652
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2034	1,140	1,142
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2035	2,750	2,754
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2035	3,935	4,026
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2036	2,100	2,105
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2036	1,500	1,502
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2036	2,500	2,555
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2037	2,745	2,748
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2037	3,270	3,337
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2037	2,800	3,105
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/2041	2,000	1,699
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2044	2,000	1,933
City and County of Honolulu, Wastewater System Rev. Bonds (Second Bond Resolution), Series 2025-A, 5.00% 7/1/2033	1,000	1,115
City and County of Honolulu, Wastewater System Rev. Green Bonds (First Bond Resolution), Series 2024-A, 5.00% 7/1/2045	1,000	1,060
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2035	3,500	3,509
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2037	6,190	6,202
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2038	7,000	7,006
		104,512
Idaho 0.27%
Building Auth., Sales Tax Rev. Education Bonds (School Modernization Facs. Fund), Series 2024-A, 5.00% 6/1/2030	1,015	1,095
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2042	1,115	1,128
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2047	5,750	5,783
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	1,750	1,750
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	6,050	6,051
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	13,680	13,719
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2034	400	403
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2041	850	800
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2046	2,720	2,452
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2038	2,065	2,041
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2039	3,445	3,364
Housing and Fin. Assn., Multi Family Housing Rev. Bonds (Domes Church Apartments), Series 2025, 3.35% 6/10/2050 (put 12/1/2027)	1,410	1,412
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2023-A, 5.00% 8/15/2036	1,000	1,097
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2047	5,000	5,181
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2024-A, 4.00% 8/15/2049	3,200	2,972

119	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Idaho (continued)
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2025-A, 4.00% 8/15/2050	USD1,500	$1,378
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050	1,050	1,056
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-C, FHA, 4.00% 1/1/2050	450	453
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	8,005	8,604
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	4,085	4,447
		65,186
Illinois 7.63%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 6/15/2033	3,500	3,592
City of Chicago, Board of Education, Capital Improvement Tax Bonds, Series 2016, 6.00% 4/1/2046	25,060	25,338
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,775	4,820
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	4,500	4,560
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	2,060	2,060
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	1,510	1,496
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	1,945	1,889
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	5,500	5,279
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	3,000	2,925
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	3,000	2,855
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	925	874
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	10,000	9,053
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046 (a)	13,295	13,539
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	6,755	6,894
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	21,595	21,702
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	21,880	22,772
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	2,680	2,687
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	3,005	3,012
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2027	5,500	5,552
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2027	1,500	1,514
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2027	325	329
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	1,150	1,199
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	9,800	10,214
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2029	1,000	1,012
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2029	7,550	7,840
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2029	525	538
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	5,115	5,143
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2030	1,250	1,262
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2030	200	207
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC, 5.50% 12/1/2030	3,255	3,397
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2031	750	770
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2032	350	361
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2034	11,840	11,853
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034	10,000	10,011

American Funds Tax-Exempt Income Funds	120

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	USD7,500	$6,868
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,240	2,059
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	4,660	4,660
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2035	1,745	1,836
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	3,055	3,027
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	2,000	1,905
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	31,955	27,464
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2041	17,000	17,884
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	3,375	2,861
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2042	8,330	8,731
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042 (a)	10,115	10,332
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2043	8,585	8,972
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	1,000	923
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2044	5,555	5,777
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2045	10,225	10,166
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	18,035	16,326
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	16,215	12,848
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 2019-A, 0% 12/1/2027	415	396
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2028	6,720	6,164
City of Chicago, GO Bonds, Series 2021-A, 5.00% 1/1/2033	4,915	5,008
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	9,403	8,527
City of Chicago, GO Bonds, Series 2024-A, 5.00% 1/1/2042	2,175	2,111
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	1,030	1,097
City of Chicago, GO Bonds, Series 2025-A, 6.00% 1/1/2050	1,815	1,882
City of Chicago, GO Bonds, CAB, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)	3,000	2,962
City of Chicago, GO Project and Rev. Ref. Bonds, CAB, Series 2008-C, 0% 1/1/2031	210	176
City of Chicago, GO Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2034	3,445	3,534
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2032	2,000	2,037
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2036	1,250	1,269
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2038	6,150	6,251
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 4.00% 1/1/2044	4,305	4,025
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 1/1/2052	5,000	5,007
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 1/1/2053	14,375	14,433
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2026-A, 5.25% 1/1/2056	7,000	7,224
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-D, 5.00% 1/1/2032	5,000	5,450
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2022-D, 4.00% 1/1/2044	3,975	3,758
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC, 5.25% 3/1/2027	1,000	1,012
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	17,135	16,330
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 2019-A, 0% 12/1/2026	3,700	3,658
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2029	5,305	4,667

121	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	USD6,320	$5,084
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2031	4,000	3,217
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.69% 12/1/2026 (a)	447	445
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.87% 12/1/2027 (a)	683	674
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.04% 12/1/2028 (a)	973	954
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.20% 12/1/2029 (a)	1,196	1,164
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.29% 12/1/2030 (a)	938	907
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.38% 12/1/2031 (a)	1,355	1,300
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.45% 12/1/2032 (a)	739	706
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 6/1/2028	3,900	4,039
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 12/1/2042	1,100	1,166
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.25% 12/1/2051	16,950	17,714
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.50% 12/1/2056	6,560	6,889
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2046	13,000	13,020
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 4.00% 12/1/2049	7,645	6,715
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051	30,750	30,768
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, AGI, 5.00% 12/1/2051	11,500	11,509
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2052	5,500	5,543
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	2,000	1,682
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	26,855	27,073
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, AGI, 5.25% 1/1/2048	2,135	2,214
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2023-A, AGI, 5.25% 1/1/2058	2,845	2,922
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, AGI, 5.50% 1/1/2030	640	669
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2031	2,500	2,518
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2032	6,600	6,645
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2034	8,000	8,049
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2034	3,975	4,308
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2036	500	537
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2037	1,250	1,337
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2038	2,915	2,929
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2038	1,570	1,672
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2039	4,000	4,242
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2040	1,000	1,058
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2041	995	1,047
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2042	1,500	1,574
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2043	2,000	2,093
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2044	1,220	1,270
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2047	21,165	21,185
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 4.00% 1/1/2052	500	424
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.25% 1/1/2053	11,135	11,478
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, CAB, Series 1998-A, NATL, 0% 1/1/2027	2,930	2,890
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, CAB, Series 1998-A, NATL, 0% 1/1/2028	4,665	4,446
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026	2,125	2,136
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	4,000	4,022
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	5,485	5,515
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2030	3,100	3,117
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2030	1,810	1,939
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2040	2,000	2,088
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2041	5,500	5,727
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2042	6,750	7,007
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2043	6,645	6,881
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2044	8,000	8,244
City of Chicago, Water Rev. Bonds, Series 2023-A, AGI, 5.25% 11/1/2053	1,000	1,030

American Funds Tax-Exempt Income Funds	122

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Water Rev. Bonds, Series 2023-A, AGI, 5.00% 11/1/2058	USD3,340	$3,367
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2035	680	728
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2036	1,200	1,219
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2036	2,000	2,132
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2036	2,780	3,006
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2037	1,005	1,066
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2038	2,750	2,903
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2039	1,350	1,419
City of Chicago, Water Rev. Ref. Bonds, Series 2026-A, 5.00% 11/1/2045	2,000	2,060
City of Chicago, Water Rev. Ref. Bonds, Series 2026-A, 5.00% 11/1/2051	16,115	16,191
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2064	7,635	7,603
City of Chicago, Water Rev. Ref. Bonds, Series 2026-A, 5.50% 11/1/2066	6,415	6,662
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2029	15,000	15,895
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2001-A, NATL, 6.00% 7/1/2031	8,785	9,534
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2003-B, NATL, 5.75% 6/1/2033	9,630	10,550
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2003-A, NATL, 6.00% 7/1/2033	17,820	19,939
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2034	19,960	22,331
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2027	5,000	5,095
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax GO Bonds, Series 2017, BAM, 5.00% 12/1/2047	9,635	9,660
County of Cook, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2027	6,830	6,872
County of Cook, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2030	1,350	1,357
County of Cook, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2031	6,000	6,030
County of Cook, GO Rev. Ref. Bonds, Series 2018, 5.00% 11/15/2034	1,000	1,004
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2032	7,645	7,811
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2033	5,000	5,101
County of Cook, Sales Tax Rev. Bonds, Series 2018, 4.00% 11/15/2037	2,170	2,146
County of Cook, Sales Tax Rev. Bonds, Series 2022-A, 5.25% 11/15/2045	1,000	1,047
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2032	580	607
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2037	780	807
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2038	760	784
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2044	3,250	3,321
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2049	6,455	6,516
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2051	1,000	1,007
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	1,000	1,002
Fin. Auth., Health Center Rev. Ref. Bonds (Franciscan Communities Project), Series 2017, 5.00% 5/15/2037	565	566
Fin. Auth., Health Center Rev. Ref. Bonds (Franciscan Communities Project), Series 2017, 5.00% 5/15/2047	210	201
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 11/1/2030	1,640	1,684
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2030	2,625	2,644
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 3/1/2038	3,850	3,760
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2033	2,155	2,171
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2033 (preref. 2/15/2027)	345	349
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034	1,575	1,586
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034 (preref. 2/15/2027)	320	324
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2029	2,000	2,017
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2030	1,000	1,002
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2032	1,000	1,001
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2033	1,150	1,151
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2034	1,310	1,311
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	1,000	982

123	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2029 (preref. 1/1/2027)	USD3,000	$3,028
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2030 (preref. 1/1/2027)	5,100	5,147
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2033 (preref. 1/1/2027)	5,000	5,046
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2034 (preref. 1/1/2027)	3,000	3,028
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	5,000	5,046
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2036 (preref. 1/1/2027)	1,500	1,514
Fin. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 2017, 5.125% 2/15/2045 (b)	1,984	60
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2039	6,000	5,598
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2040	3,000	2,778
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	5,540	4,254
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2042	12,245	12,382
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 4.00% 7/15/2047	8,485	7,608
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 5/15/2028	2,450	2,453
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 5/15/2039	5,330	4,495
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	5,000	3,418
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2027	4,015	4,037
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	3,250	3,268
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2030	755	759
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,460	1,468
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,750	1,760
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	430	421
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2040	450	415
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021, 4.00% 5/1/2045	4,355	3,787
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	4,645	3,798
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2030	3,615	3,648
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2031	3,000	3,025
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	740	745
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rush University For Health), Series 2025-A, 5.00% 11/15/2035	13,855	15,251
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	4,320	4,131
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2039	4,620	4,353
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	20,450	15,315
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-B, 5.00% 8/15/2053 (put 8/15/2031)	3,395	3,629
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025-B-1, 4.10% 5/1/2031	4,670	4,632
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2055	460	451
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-B, 4.00% 8/15/2041	6,220	5,847
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-B, 5.25% 4/1/2039	1,000	1,086
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2044	1,300	1,381
Fin. Auth., Rev. Bonds (University of Chicago), Series 2023-A, 5.25% 5/15/2048	6,360	6,597
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 5.00% 7/1/2036	2,000	2,123
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2037	9,900	9,847
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2039	2,500	2,411
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2040	6,500	6,160
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2044	680	722
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	1,000	1,013
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2035	5,400	5,467
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 8/15/2037	2,000	1,928
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2026	585	584
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2027	1,095	1,090
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	1,075	963
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2030	1,000	1,002
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2035	1,000	1,002
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 10/1/2040	7,500	6,873
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2034	3,000	3,209
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2038	3,605	3,543
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	4,505	4,382
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	8,915	7,555
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2031	2,500	2,508
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2032	3,500	3,511
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2034	2,600	2,608
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	1,000	1,003
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 5.00% 5/15/2043	2,500	2,530
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	11,250	11,092

American Funds Tax-Exempt Income Funds	124

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 12/1/2027	USD3,585	$3,573
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2028	335	335
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2029	310	308
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 3/1/2032	1,600	1,610
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	1,460	1,352
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2019, 2.45% 10/1/2039 (put 10/1/2029)	11,000	10,614
GO Bonds, Series 2017-D, 5.00% 11/1/2026	17,280	17,366
GO Bonds, Series 2017-D, BAM, 5.00% 11/1/2028	4,555	4,666
GO Bonds, Series 2016, 5.00% 11/1/2029	700	703
GO Bonds, Series 2017-C, 5.00% 11/1/2029	6,550	6,697
GO Bonds, Series 2021-B, 4.00% 1/1/2030 (a)	3,158	3,138
GO Bonds, Series 2016, 5.00% 1/1/2030	4,200	4,205
GO Bonds, Series 2020, 5.50% 5/1/2030	6,235	6,530
GO Bonds, Series 2021-B, 4.00% 1/1/2033 (a)	2,913	2,825
GO Bonds, Series 2016, 5.00% 1/1/2033	1,455	1,456
GO Bonds, Series 2017-A, 5.00% 12/1/2036	7,500	7,609
GO Bonds, Series 2020-C, 4.00% 10/1/2037	2,250	2,181
GO Bonds, Series 2016, 5.00% 11/1/2037	3,500	3,507
GO Bonds, Series 2016, 5.00% 11/1/2038	6,500	6,512
GO Bonds, Series 2019-B, 4.00% 11/1/2039	5,155	4,890
GO Bonds, Series 2021-B, 3.00% 12/1/2041	3,000	2,397
GO Bonds, Series 2026-C, 5.25% 4/1/2044	5,000	5,299
GO Bonds, Series 2024-B, 5.25% 5/1/2044	2,500	2,618
GO Bonds, Series 2019-C, 4.00% 11/1/2044	1,000	907
GO Bonds, Series 2026-C, 5.25% 4/1/2045	15,000	15,787
GO Bonds, Series 2024-B, 5.25% 5/1/2045	2,000	2,085
GO Bonds, Series 2026-C, 5.25% 4/1/2046	25,000	26,116
GO Bonds, Series 2024-B, 5.25% 5/1/2047	2,620	2,698
GO Bonds, Series 2025-F, 5.25% 9/1/2047	11,980	12,317
GO Bonds, Series 2024-B, 5.25% 5/1/2048	2,230	2,285
GO Bonds, Series 2026-C, 5.50% 4/1/2051	22,245	23,288
GO Rev. Ref. Bonds, Series 2019-B, 5.00% 9/1/2027	2,025	2,069
GO Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2029	2,055	2,150
GO Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2031	2,245	2,402
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046	640	640
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	3,445	3,457
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 6/1/2043	435	366
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	6,480	6,383
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2025, 3.15% 7/1/2029 (put 8/1/2028)	355	355
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2023, 2.80% 8/1/2028 (put 4/1/2028)	1,265	1,256
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Lakeside Tower), Series 2025-B, 3.15% 8/1/2029 (put 8/1/2028)	440	440
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048	940	942
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	1,575	1,584
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 4/1/2050	5,525	5,532
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 4/1/2050	8,480	8,491
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 10/1/2050	8,460	8,369
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	2,065	2,040
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	10,500	10,337
Housing Dev. Auth., Rev. Bonds, Series 2022-G, 6.25% 10/1/2052	7,700	8,198
Housing Dev. Auth., Rev. Bonds, Series 2023-D, 5.50% 10/1/2053	920	979
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053	10,085	11,060
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	5,510	5,918
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	1,435	1,535
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	2,170	2,369
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	2,055	2,220
Housing Dev. Auth., Rev. Bonds, Series 2025-G, 6.25% 4/1/2056	3,375	3,760
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	9,835	10,808
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2028	735	759

125	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2029	USD1,840	$1,894
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2030	930	956
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2030	1,390	1,428
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2032	1,000	1,025
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2034	1,000	1,023
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2036	250	255
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2038	425	432
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2043	1,300	1,355
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2044	1,300	1,350
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2045	1,575	1,628
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.25% 1/1/2050	10,000	10,335
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2030 (escrowed to maturity)	1,220	1,073
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2037	5,150	3,265
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	6,310	5,944
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 12/15/2029	10,000	8,943
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2031	6,010	5,040
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2033	3,625	2,793
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2034	15,000	11,046
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2034	3,000	2,159
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2035	8,435	5,786
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-B, 5.00% 12/15/2045	1,000	1,000
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027	550	551
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2028	1,500	1,534
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-A, 5.00% 6/15/2029	4,000	4,083
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	1,690	1,690
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	8,315	7,728
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 12/15/2045	1,400	1,414
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	2,000	1,743
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	9,630	8,174
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 6/15/2050	4,000	3,470
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	9,935	9,862
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	3,050	2,540
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053	1,475	1,467

American Funds Tax-Exempt Income Funds	126

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	USD6,605	$6,508
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2035	2,760	1,886
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2036	1,350	897
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2036	2,375	1,538
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2037	585	358
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2038	2,500	1,442
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2044	15,000	6,582
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, BAM, 0% 12/15/2054	8,500	2,020
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, AGI, 0% 12/15/2056	25,000	5,331
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2028	625	643
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2029	410	427
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2030	450	474
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2031	500	522
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2032	1,225	1,276
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2033	2,270	2,357
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2034	1,560	1,613
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2035	1,000	989
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2037	1,140	1,114
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2038	1,000	956
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2039	495	466
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2040	1,000	931
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2041	1,000	918
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2041	460	432
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2036	1,295	1,351
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM, 5.00% 1/1/2037	1,280	1,335
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2039	4,630	4,452
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2035	4,630	4,977
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2035	1,250	1,349
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2036	20,000	21,729
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	6,755	7,283
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2038	8,500	9,101
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2039	3,000	3,094
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	5,000	5,243
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	15,340	16,081
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	1,500	1,580
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2044	5,550	5,789
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2045	5,000	5,191
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2045	3,890	4,014
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2046	14,190	14,632
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.00% 6/15/2027	1,025	1,030

127	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM, 5.00% 6/15/2029	USD5,880	$6,136
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2030	1,000	1,031
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2030	4,755	4,763
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2032	3,500	3,505
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033	5,000	5,007
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2034	1,000	1,001
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2035	3,055	3,059
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2036	2,000	2,002
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2036	2,000	2,002
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2037	1,500	1,502
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2037	1,900	1,902
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2038	4,000	4,077
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2039	5,745	5,701
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 1/1/2040	7,500	7,524
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040	3,500	3,503
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2040	1,000	1,046
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2041	22,580	22,597
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2042	7,750	7,865
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2044	2,000	1,907
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044	5,500	5,639
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.00% 1/1/2044	10,940	11,504
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2045	13,465	13,894
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 4.00% 1/1/2046	4,370	4,093
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	5,000	5,492
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2038	5,725	6,247
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, BAM, Series 2021-A, 3.00% 4/1/2036	2,355	2,118
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021-A, BAM, 3.00% 4/1/2033	3,295	3,105
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2024-A, 5.25% 4/1/2042	5,000	5,371
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2024-A, 5.25% 4/1/2044	2,795	2,983
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	2,714	2,714
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 3.25% 3/1/2027	1,349	1,346
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	990	990
		1,869,075
Indiana 1.16%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 11/1/2051	10,885	10,894
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.00% 10/1/2042	10,500	11,102
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.00% 10/1/2043	25,000	26,284
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2044	15,900	16,978
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2045	5,000	5,310
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-3, 5.00% 10/1/2059 (put 10/1/2033)	4,820	5,243
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-2, 5.00% 10/1/2063 (put 10/1/2031)	11,550	12,428
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 11/1/2034	725	733
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2038	2,045	1,846
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2039	1,820	1,616
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	8,005	6,844
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2045	10,000	8,725
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	15,000	12,382
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 4.00% 12/1/2040	3,500	3,221
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	2,490	2,421
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	6,275	6,404
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	1,620	1,543

American Funds Tax-Exempt Income Funds	128

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	USD2,845	$2,766
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2038	10,000	10,736
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2041	3,000	3,170
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2043	4,795	5,025
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	420	423
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	4,380	4,384
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	4,255	4,082
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	2,545	2,375
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2027	1,000	1,005
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2016-E, 5.00% 2/1/2030 (preref. 8/1/2026)	775	775
Fin. Auth., Utility Rev. Bonds (Citizens Wastewater of Westfield Project), Series 2024-A, 5.25% 10/1/2044	8,000	8,527
Fin. Auth., Utility Rev. Bonds (Citizens Water of Westfield Project), Series 2024-A, 5.25% 10/1/2044	13,000	13,838
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 3.00% 10/1/2039	2,000	1,699
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2023-A, 5.00% 10/1/2039	1,075	1,149
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2041	1,500	1,602
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2044	3,020	3,202
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certs. (Northeast Georgia Health System, Inc. Project), Series 2014-A, 4.00% 10/1/2046 (preref. 10/1/2031)	2,000	1,841
County of Hamilton, Westfield Washington Multi School Building Corp., Ad Valorem Property Tax First Mortgage Bonds, Series 2024-A, BAM, 5.25% 7/15/2043	2,000	2,133
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035	2,665	2,191
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.50% 1/1/2049	925	924
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	1,395	1,399
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	845	834
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 7/1/2051	1,745	1,726
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	1,975	1,933
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 3.00% 7/1/2052	6,925	6,789
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	865	892
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2034	1,170	1,236
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2035	1,230	1,296
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2036	1,295	1,360
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2037	1,355	1,419
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 5.00% 1/1/2044	5,100	5,221
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-1, 5.00% 1/1/2048	2,000	2,043
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 4.00% 1/1/2050	28,785	26,104
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-1, 5.00% 1/1/2053	4,500	4,552
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.50% 1/1/2053	1,000	1,036
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	21,010	21,175
		284,836
Iowa 0.32%
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2014-C, 4.00% 2/15/2033	8,650	8,650
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	115	116
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2048	215	207
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 1/1/2047	1,305	1,286
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2018-A, 4.00% 7/1/2047	305	306
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	545	549
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	400	398
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 1/1/2050	1,310	1,312
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	3,535	3,491
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-J, 6.00% 7/1/2052	2,610	2,766
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2023-G, 6.25% 7/1/2053	4,040	4,358
PEFA, Inc., Gas Project Rev. Bonds, Series 2026-A, 5.00% 4/1/2035	5,000	5,246

129	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa (continued)
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	USD32,950	$32,999
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2035	2,000	2,004
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2037	2,900	2,867
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2039	2,145	2,082
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2065	26,180	3,705
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	7,000	4,715
		77,057
Kansas 0.17%
Dev. Fin. Auth., Multi Family Housing Rev. Bonds (Floret Hill), Series 2026-F, 3.05% 12/1/2043 (put 12/1/2028)	450	448
Dev. Fin. Auth., Multi Family Rev. Bonds (Seasons), Series 2025-F, 2.95% 9/1/2059 (put 9/1/2027)	1,000	996
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2042	2,000	2,088
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2047	2,750	2,825
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2025-B-1, 4.20% 6/1/2032	1,065	1,058
Unified School Dist. No. 233, GO Rev. Ref. and Improvement Bonds, Series 2026-A, BAM, 5.00% 9/1/2045	5,000	5,301
Unified School Dist. No. 233, GO Rev. Ref. and Improvement Bonds, Series 2026-A, BAM, 5.00% 9/1/2046	4,000	4,211
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 3/1/2047 (preref. 3/1/2027)	3,245	3,289
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2026-A, 5.50% 3/1/2054	12,710	13,487
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	420	418
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035 (a)	7,355	7,387
		41,508
Kentucky 1.27%
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2035	465	450
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	1,100	1,062
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	3,450	3,480
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046	6,315	6,352
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 4.00% 12/1/2041	1,000	943
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2045	11,700	11,755
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2047	2,965	2,965
Econ. Dev. Fin. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2044	5,045	5,126
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,255	1,257
Housing Corp., Multi Family Housing Rev. Bonds (Meadows at Mcneely Lake Apartments), Series 2025, 3.15% 5/1/2030 (put 5/1/2029)	2,750	2,740
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	2,560	2,807
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	1,685	1,816
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	2,175	2,358
Kenton County Airport Board, International Airport Rev. Bonds, Series 2024-B, 4.25% 1/1/2054	1,850	1,664
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	4,085	4,100
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,000	1,004
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2035	4,280	4,289
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2036	11,800	11,824

American Funds Tax-Exempt Income Funds	130

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2037	USD2,500	$2,567
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2038	2,300	2,356
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 10/1/2040	1,505	1,419
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	2,500	1,980
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-D, 5.00% 10/1/2047 (put 10/1/2029)	8,135	8,510
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2047	7,500	7,319
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052	3,220	3,060
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	1,250	1,055
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2005-A, 3.80% 2/1/2035	1,355	1,322
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2028	1,500	1,505
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2032	2,610	2,619
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2032	2,500	2,705
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2033	2,185	2,192
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2034	1,500	1,631
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2035	1,300	1,417
City of Pikeville, Educational Facs. Rev. Bond Anticipation Notes (University of Pikeville - College of Dental Medicine), Series 2026, 3.80% 8/1/2028	1,395	1,392
Public Energy Auth., Gas Supply Rev. Bonds, Series 2026-A, 5.00% 6/1/2034	30,975	31,730
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	7,125	7,163
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	6,880	7,131
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	27,800	28,811
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	36,320	38,358
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	61,295	63,865
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2049 (a)	3,335	3,000
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2053 (a)	15,910	13,701
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 135), Series 2026-B, 5.00% 3/1/2028	6,955	7,201
		310,001
Louisiana 0.87%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 1/1/2035	1,340	1,348
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	2,265	2,383
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2034	1,150	1,192
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 4.00% 1/1/2037	1,000	992
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2040	1,625	1,662
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2041	1,710	1,745
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, AGI, 5.00% 8/1/2029	1,000	1,056
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	18,305	17,507
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2033	1,790	1,861
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2034	1,500	1,557
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 4.00% 2/1/2045	14,500	13,920
Grant Anticipation Rev. Bonds, Series 2023, 5.00% 9/1/2035	2,000	2,188
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Acadiana Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	1,420	1,438
Housing Corp., Multi Family Housing Rev. Bonds (BW Cooper Senior Project), Series 2025, 3.20% 8/1/2029 (put 8/1/2028)	155	155
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	3,240	3,241
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	3,255	3,224
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	860	918
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, AGI, 5.00% 12/1/2026	1,000	1,007

131	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, AGI, 4.00% 12/1/2037	USD3,000	$2,995
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 10/1/2044	1,925	1,940
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Southeastern Louisiana University Student Housing Project), Series 2017, AGI, 5.00% 8/1/2030	2,000	2,028
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2036	115	124
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041	3,130	3,276
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030	1,100	1,028
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	54,340	45,983
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM, 5.00% 10/1/2028	725	756
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2030	3,940	4,002
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2032	4,580	4,639
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2033	4,620	4,675
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2034	4,895	4,956
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2036	4,680	4,730
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2043	1,250	1,257
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2035	850	921
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	150	161
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	1,250	1,333
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, AGI, 5.00% 1/1/2034	2,000	2,131
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, AGI, 5.00% 1/1/2035	1,500	1,592
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2045	1,500	1,493
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 4.00% 6/1/2050	2,400	1,960
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 7/1/2033	4,970	4,975
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	1,000	975
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2057	8,395	8,120
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2046	1,100	1,100
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	4,320	4,180
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	10,670	10,325
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2042	1,915	1,921
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2046	10,030	10,031
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2047	4,000	3,963
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2025-A, 5.50% 5/15/2055	5,000	5,229
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	1,400	1,403
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-D, 3.00% 6/1/2037 (put 7/2/2029)	11,980	11,903
		213,499
Maine 0.10%
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.00% 11/15/2035	1,750	1,455
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.15% 11/15/2040	1,000	728
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 2.05% 11/15/2041	1,185	802
Housing Auth., Mortgage Purchase Bonds, Series 2018-A, 3.90% 11/15/2043	1,460	1,375
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 2.15% 11/15/2046	5,000	3,042
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 11/15/2049	325	326

American Funds Tax-Exempt Income Funds	132

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maine (continued)
Housing Auth., Mortgage Purchase Bonds, Series 2019-C, 4.00% 11/15/2050	USD715	$717
Housing Auth., Mortgage Purchase Bonds, Series 2026-A, 6.00% 11/15/2056	1,735	1,895
Turnpike Auth., Turnpike Rev. Bonds, Series 2018, 5.00% 7/1/2047	9,000	9,109
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 5.00% 7/1/2050	6,000	6,107
		25,556
Maryland 0.95%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2029	1,090	1,091
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2030	1,000	1,001
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2020, 4.00% 1/1/2039	410	398
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2027	3,065	3,087
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2028	1,515	1,551
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	1,550	1,573
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2030	1,695	1,724
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2031	2,300	2,332
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2032	1,175	1,188
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2033	800	807
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2035	200	201
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2036	3,055	3,055
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2038	700	688
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2045	3,500	3,197
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	5,965	5,112
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2032	2,000	2,001
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2044	5,000	4,980
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 7/1/2039	2,215	2,216
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 7/1/2040	2,500	2,379
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 9/1/2035	2,600	2,127
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 2.10% 9/1/2041	1,650	1,186
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	1,850	1,869
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-B, 4.00% 9/1/2049	1,185	1,187
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	7,480	7,455
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	8,845	8,839
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	4,590	4,555
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	4,270	4,219
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	24,645	24,242
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	15,220	16,154
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-E, 6.25% 3/1/2054	5,255	5,638
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-D, 5.75% 9/1/2054	1,960	2,059
Community Dev. Administration, Dept. of Housing and Community Dev., Rev. Bonds, Series 2021-C, 2.60% 1/1/2042	1,700	1,286
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2027	1,350	1,365
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2028	2,000	2,064
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2030	1,250	1,287
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2031	1,000	1,028
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2035	2,000	2,044
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	3,960	3,796
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 7/1/2029	250	250
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	1,000	1,000

133	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2027	USD135	$137
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2028	175	177
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2029	190	192
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2030	325	328
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2031	375	378
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2032	325	327
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2036	600	602
GO Bonds, State and Local Facs. Loan of 2019, Series 2019-1, 3.00% 3/15/2034	3,000	2,865
GO Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2036	1,940	2,151
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 1/1/2046	5,000	5,017
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2043	700	709
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	2,190	2,203
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2036	2,835	2,837
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2045	13,000	13,002
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2026	4,290	4,293
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2032	800	802
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2033	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2034	1,800	1,805
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2035	1,270	1,274
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2036	1,500	1,506
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	1,640	1,650
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	330	330
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049	2,110	2,113
County of Montgomery, Housing Opportunities Commission, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2050	2,995	2,944
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 7/1/2036 (a)	1,465	1,465
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046 (a)	1,275	1,275
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, AGI, 5.00% 7/1/2032	1,150	1,151
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	3,258	3,275
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	1,800	1,527
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2037	1,000	884
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2037	2,000	2,006
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2038	1,750	1,517
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 4.00% 7/1/2038	1,225	1,218
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2045	9,500	9,171
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2040	850	918
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040	3,010	2,962
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2021, 2.125% 6/1/2036	2,630	2,152
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2018, 4.00% 6/1/2038	3,900	3,905
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2051	1,000	921
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2052	4,520	4,128
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2053	10,000	9,097
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2053	1,260	1,146
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 6/1/2031	3,170	3,113
		232,707

American Funds Tax-Exempt Income Funds	134

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts 0.74%
Clean Water Trust, Revolving Fund Green Bonds, Series 2025-26B, 5.00% 2/1/2044	USD2,000	$2,150
Clean Water Trust, Revolving Fund Green Bonds, Series 2026-27, 5.00% 2/1/2056	10,000	10,395
Dev. Fin. Agcy., First Mortgage Rev. Bonds (Berkshire Retirement Community, Lenox), Series 2015, 5.00% 7/1/2031	280	280
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2026-A-2, 5.00% 10/1/2065 (put 10/1/2033)	3,665	4,056
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 4.00% 12/1/2042	2,170	2,008
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 5.00% 12/1/2042	730	735
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.25% 7/1/2041 (a)	690	709
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.125% 7/1/2051 (a)	1,065	1,025
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.00% 12/1/2045	7,250	7,555
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2016-N, 5.00% 12/1/2046	55	55
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.50% 12/1/2051	18,430	19,551
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.50% 12/1/2056	19,590	20,615
Dev. Fin. Agcy., Rev. Bonds (Gingercare Living Issue), Series 2024-B-2, 5.00% 12/1/2029 (a)	2,100	2,100
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2031	17,000	18,506
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2033	2,100	2,335
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 4.00% 2/15/2036	11,830	12,441
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038 (a)	3,490	3,549
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046 (a)	3,000	3,025
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2036 (a)	400	395
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2041	445	420
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2051	340	294
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2051 (a)	520	449
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2015-O-1, 4.00% 7/1/2045	4,795	4,392
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2030	2,000	2,001
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2031	1,925	1,926
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 10/1/2028	800	833
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2029	1,015	1,023
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2039	500	506
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2049	5,225	5,178
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2029	500	507
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2030	1,000	1,004
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2031	1,300	1,311
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2033	1,590	1,594
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2034	1,000	1,001
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2035	1,000	1,001
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2036	445	443
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2037	605	598
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2038	340	336
GO Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2039	3,500	3,566
GO Bonds, Consolidated Loan, Series 2026-D, 5.25% 6/1/2056	3,000	3,159
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, FHA, 2.75% 12/1/2034	1,260	1,114
Housing Fin. Agcy., Housing Green Bonds, Series 2019-C-1, 2.65% 12/1/2034	1,950	1,672
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 165, 4.00% 12/1/2043	1,930	1,805
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048	480	480
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 12/1/2048	575	576
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 12/1/2048	120	121
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 211, 3.50% 12/1/2049	2,415	2,403
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 214, 3.75% 12/1/2049	2,070	2,069
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	155	160
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 221, 3.00% 12/1/2050	2,525	2,483
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-A, 5.00% 2/15/2041	1,750	1,895
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-A, 5.00% 2/15/2042	1,475	1,591
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-A, 5.00% 2/15/2043	1,305	1,402
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, NATL, 5.50% 1/1/2034 (escrowed to maturity)	14,500	16,297
Water Resources Auth., General Rev. Green Bonds, Series 2023-B, 5.00% 8/1/2040	500	539
Water Resources Auth., General Rev. Green Bonds, Series 2023-B, 5.25% 8/1/2048	2,500	2,648
		180,282

135	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan 2.06%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2025-I, 5.25% 10/15/2050	USD2,780	$2,925
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2023-II, 5.00% 10/15/2042	1,350	1,429
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2023-II, 4.00% 10/15/2047	3,500	3,208
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.00% 10/15/2047	5,000	5,157
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 4.00% 10/15/2052	2,500	2,201
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.25% 10/15/2057	5,000	5,153
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, AGI, (3-month USD CME Term SOFR x 0.67 + 0.60%) 3.271% 7/1/2032 (c)	71,320	71,202
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2039	115	118
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2040	205	192
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2041	635	586
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2042	250	232
City of Detroit, Unlimited Tax GO Bonds, Series 2020, 5.50% 4/1/2045	1,500	1,546
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	1,595	1,616
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2050	6,305	6,324
City of Detroit, Unlimited Tax GO Bonds, Series 2020, 5.50% 4/1/2050	2,215	2,254
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, AGI, 5.50% 7/1/2029	5,445	5,673
Detroit School Dist., Unlimited Tax GO Bonds, Series 2020-A, 5.00% 5/1/2031	1,435	1,527
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2041	1,000	1,055
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2042	1,000	1,051
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2043	1,250	1,310
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2044	1,300	1,355
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2045	1,370	1,421
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.25% 3/1/2050	4,000	4,141
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.25% 3/1/2055	4,000	4,108
Fin. Auth., Act 38 Facs. Senior Rev. Green Bonds (The Henry Ford Health Detroit South Campus Central Utility Plant Project), Series 2024, 5.50% 2/28/2049	2,200	2,284
Fin. Auth., Act 38 Facs. Senior Rev. Green Bonds (The Henry Ford Health Detroit South Campus Central Utility Plant Project), Series 2024, 5.50% 2/28/2057	2,750	2,814
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2055	7,320	6,234
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM, 4.00% 11/1/2055	2,000	1,718
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2036	2,500	2,570
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2037	1,000	1,026
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, BAM, 5.00% 11/1/2038	1,000	1,023
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2043	3,500	3,557
Fin. Auth., Distributable State Aid Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM, 4.00% 11/1/2055	2,000	1,718
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2016-MI, 5.00% 12/1/2030	1,100	1,108
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2034	1,300	1,326
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	15,795	14,992
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 12/1/2046 (preref. 6/1/2027)	200	204
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-2, 4.00% 12/1/2036	1,200	1,173
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2013-5, 4.00% 12/1/2040 (preref. 12/1/2029)	145	150
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 11/1/2044	1,350	1,350
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2031	4,300	4,318
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	11,570	10,318
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2036	1,000	1,005
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	1,295	1,296
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	785	761
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2030	1,000	1,022
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2032	1,200	1,224
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2035	1,580	1,605

American Funds Tax-Exempt Income Funds	136

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
County of Grand Traverse, Hospital Fin. Auth., Rev. and Rev. Ref. Bonds (Munson Healthcare Obligated Group), Series 2021, 3.00% 7/1/2051	USD8,385	$5,868
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2044	2,545	2,710
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2045	4,090	4,335
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2046	4,350	4,573
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 7/1/2045	1,500	1,547
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	4,090	4,194
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2022-B, 5.25% 7/1/2047	1,350	1,408
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2023-B, 5.25% 7/1/2048	3,750	3,939
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 11/15/2029	1,965	2,068
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 5/15/2033	1,485	1,602
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 4.00% 11/15/2032 (preref. 5/15/2028)	6,805	6,949
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 4.00% 11/15/2032	3,675	3,687
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 4.00% 11/15/2032 (preref. 5/15/2028)	1,810	1,848
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	5,000	4,957
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2024-A, 3.625% 10/1/2029	100	100
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 3.25% 10/1/2044	1,000	829
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2020-A-1, 2.70% 10/1/2045	1,650	1,201
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.45% 10/1/2046	7,565	5,142
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	15,725	9,928
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.10% 12/1/2031	1,025	1,015
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 3.35% 12/1/2034	3,000	2,834
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	425	425
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	2,040	2,042
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	2,980	2,995
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049	4,445	4,473
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050	1,405	1,408
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	2,485	2,478
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-C, 3.00% 6/1/2051	1,975	1,953
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	3,500	3,450
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	5,490	5,681
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	5,805	6,085
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	33,800	35,825
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	2,685	2,876
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	3,605	3,904
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-B, 3.90% 8/15/2031 (a)	820	806
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	1,130	1,156
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2048	5,800	5,876
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2038	1,250	1,353
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2039	270	290
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2054	13,000	13,178
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.00% 8/15/2049	20,000	20,666
Board of Trustees of Michigan State University, Rev. Bonds, Series 2025-A, 5.25% 2/15/2050	7,000	7,382
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.25% 8/15/2054	12,890	13,412
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2039	1,140	1,123
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2044	2,840	2,695
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029	22,000	20,080
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030	32,410	28,638
Trunk Line Fund Bonds, Series 2023, 5.50% 11/15/2049	5,000	5,355
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2032	1,500	1,564
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2033	1,000	1,041
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2034	2,000	2,078

137	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2035	USD4,000	$4,148
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2036	3,500	3,622
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2037	5,585	5,764
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2038	3,000	3,089
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-C, AGI, 5.25% 12/1/2039	2,285	2,489
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 12/1/2042	1,850	1,874
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-C, AGI, 5.25% 12/1/2042	7,020	7,559
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2043	4,210	4,300
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-A, 5.00% 12/1/2046	1,750	1,795
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-A, AGI, 5.25% 12/1/2048	3,500	3,660
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2025-E, 5.00% 12/1/2041	2,000	2,157
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2025-E, 5.00% 12/1/2042	2,500	2,679
		504,738
Minnesota 0.50%
Becker Independent School Dist. No. 726, GO School Building Bonds, Series 2022-A, CAB, 0% 2/1/2035	2,770	1,958
Becker Independent School Dist. No. 726, GO School Building Bonds, Series 2022-A, CAB, 0% 2/1/2036	2,000	1,342
County of Hennepin, Housing and Redev. Auth., Multi Family Rev. Bonds (South Haven and Summit Point Apartments Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	1,490	1,490
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 12/1/2042	1,455	1,246
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2/1/2045	338	291
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 10/1/2047	7,213	6,182
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	2,808	2,447
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2018-A, 3.30% 3/1/2048	624	552
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 2.05% 1/1/2031	1,445	1,316
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 2.625% 1/1/2040	1,000	807
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046	585	584
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047	115	115
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	350	351
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	220	220
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049	1,330	1,343
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	2,020	2,012
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	4,790	4,732
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	3,405	3,354
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	4,140	4,070
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	7,870	7,729
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	3,720	3,666
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	1,615	1,580
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-C, 3.50% 7/1/2052	315	314
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-B, 5.75% 7/1/2053	10,330	10,878
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053	195	206
City of Minneapolis, Health Care System Rev. Bonds (Allina Health System), Series 2023-B, 5.00% 11/15/2053 (put 11/15/2030)	2,000	2,127
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2033	1,105	1,223
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2036	4,810	5,383

American Funds Tax-Exempt Income Funds	138

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 5.00% 11/15/2038	USD6,175	$6,817
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-A, 5.00% 1/1/2052	29,500	29,889
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-A, 4.00% 1/1/2054	7,500	6,653
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 4.25% 1/1/2052	4,130	3,847
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 5.00% 1/1/2052	8,500	8,586
		123,310
Mississippi 0.27%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	4,405	2,864
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2031	1,590	1,602
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2032	1,690	1,703
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2033	1,275	1,285
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2035	1,150	1,159
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2032	3,000	3,101
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2033	3,600	3,716
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2035	2,000	2,057
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2037	4,000	4,097
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2029	2,500	2,504
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2032	7,500	7,510
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2034	12,960	12,974
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 12/1/2043	25	25
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016, 5.00% 9/1/2036	4,750	4,758
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	5,005	5,014
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Corp.), Series 2016-A, 5.00% 9/1/2041	1,235	1,237
Mississippi State University, Educational Building Corp., Rev. and Rev. Ref. Bonds (New Residence Hall and Facs. Refinancing), Series 2024-A, 4.00% 8/1/2049	2,000	1,799
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2026-A, 3.70% 4/1/2034	7,900	7,787
		65,192
Missouri 1.37%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 4.00% 3/1/2041	2,300	2,175
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2026-A, 5.00% 4/1/2036	70,000	77,544
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2037	3,000	2,966
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2040	2,300	2,210
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2023-C, 4.00% 1/1/2050 (put 1/1/2046)	1,000	895
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Children’s Mercy Hospital), Series 2017-A, 4.00% 5/15/2042	7,575	7,068
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-B, 5.00% 11/15/2037	1,505	1,620
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-B, 5.00% 11/15/2044	2,600	2,717
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048	9,000	8,023
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	5,945	5,951
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2028	715	722
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2029	75	77
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2030	220	220
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2031	200	200
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2032	255	256

139	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2035	USD1,000	$1,000
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016, 4.00% 2/1/2037	70	68
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042	2,250	2,040
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	590	596
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2042	1,680	1,696
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	1,955	1,955
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	22,055	18,923
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2048	2,000	1,975
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2029	1,000	1,001
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2030	415	415
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	1,465	1,465
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	160	160
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-D, 4.00% 5/1/2047	600	600
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047	1,715	1,725
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047	2,628	2,447
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 12/1/2047	2,363	2,187
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049	905	909
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-B, 4.25% 5/1/2049	1,560	1,570
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-C, 3.875% 5/1/2050	5,200	5,212
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-B, 4.00% 5/1/2050	1,420	1,427
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	800	796
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	1,510	1,500
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	890	874
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	4,480	4,405
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	1,695	1,672
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053	20,475	21,776
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-A, 5.75% 5/1/2053	1,955	2,060
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-C, 6.00% 5/1/2053	12,265	13,309
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	3,260	3,604
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	9,650	10,231
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	11,185	12,060

American Funds Tax-Exempt Income Funds	140

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	USD8,245	$8,994
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	19,330	21,092
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	9,280	9,970
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	2,735	2,962
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-F, 6.00% 5/1/2056	1,510	1,639
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-C, 6.00% 5/1/2057	11,770	13,017
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2040	1,815	1,872
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2049	1,000	1,014
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, NATL, 5.50% 7/1/2028	2,500	2,620
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, AGI, 5.00% 7/1/2029	1,000	1,017
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, NATL, 5.50% 7/1/2031	7,000	7,773
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2033	2,400	2,508
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2034	1,750	1,824
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, AGI, 5.00% 7/1/2042	5,500	5,798
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, AGI, 5.00% 7/1/2044	2,250	2,354
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2048	5,935	6,046
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2052	6,425	6,479
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, AGI, 5.25% 7/1/2054	3,945	4,071
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,000	1,000
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	1,050	1,043
		335,395
Montana 0.15%
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-3, 4.10% 11/15/2031	615	615
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-2, 4.35% 11/15/2032	480	480
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	12,000	12,056
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 3/1/2034	4,000	3,982
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	4,295	4,344
City of Forsyth, Pollution Control Rev. Ref. Bonds (Portland General Electric Co. Projects), Series 1998-A, 2.125% 5/1/2033	1,000	855
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 2.75% 12/1/2040	640	518
Board of Housing, Single Family Mortgage Bonds, Series 2018-B, 4.00% 12/1/2043	425	425
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	235	235
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045	385	386
Board of Housing, Single Family Mortgage Bonds, Series 2020-A-1, 3.50% 6/1/2050	1,410	1,407
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051	3,510	3,456
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	720	710
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052	1,480	1,460
Board of Housing, Single Family Mortgage Bonds, Series 2023-B, 6.00% 12/1/2053	1,740	1,851
Board of Housing, Single Family Mortgage Bonds, Series 2023-C, 6.25% 6/1/2054	265	284
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	815	872
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	865	924
Board of Housing, Single Family Mortgage Bonds, Series 2025-B, 6.00% 12/1/2055	2,495	2,709
		37,569

141	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nebraska 0.49%
County of Douglas, Hospital Auth. No. 2 (Children’s Hospital Obligated Group), Health Facs. Rev. and Rev. Ref. Bonds, Series 2020-A, 4.00% 11/15/2050	USD1,000	$874
County of Douglas, Hospital Auth. No. 3, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 11/1/2045	2,350	2,351
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2037	1,230	1,198
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2039	1,810	1,698
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044	7,750	7,066
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2049	8,100	7,009
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045	25	25
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	885	884
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	2,850	2,859
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	2,740	2,752
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	4,820	4,742
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	1,360	1,358
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2023-C, 5.50% 9/1/2053	1,945	2,037
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2024-G, 6.00% 9/1/2054	5,180	5,647
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2026-A, 6.25% 3/1/2055	600	661
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2021-A, 5.00% 2/1/2046	1,470	1,518
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2023-A, 5.25% 2/1/2053	6,105	6,304
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2024-C, 5.00% 2/1/2054	37,275	37,964
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2026-A, 5.00% 2/1/2056	4,000	4,084
University of Nebraska Facs. Corp., University Facs. Program Bonds, Series 2021-A, 4.00% 7/15/2062	35,000	29,766
		120,797
Nevada 0.93%
Clark County School Dist., Limited Tax GO Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 6/15/2034	3,615	3,696
Clark County School Dist., Limited Tax GO Building and Rev. Ref. Bonds, Series 2025-B, 5.00% 6/15/2041	5,000	5,318
Clark County School Dist., Limited Tax GO Building Bonds, Series 2021-A, 3.00% 6/15/2035	11,525	10,367
Clark County School Dist., Limited Tax GO Building Bonds, Series 2021-A, 3.00% 6/15/2036	11,870	10,458
Clark County School Dist., Limited Tax GO Building Bonds, Series 2020-A, AGI, 4.00% 6/15/2039	1,950	1,893
Clark County School Dist., Limited Tax GO Building Bonds, Series 2020-A, AGI, 4.00% 6/15/2040	725	697
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2033	9,655	10,145
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2041	9,700	9,963
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 7/1/2040	5,320	5,378
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2034	8,725	9,416
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2035	7,000	7,525
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2027	1,000	1,021
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 7/1/2032	1,000	1,053
County of Clark, Limited Tax GO Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 7/1/2029	3,500	3,575
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2034	6,500	6,715
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2035	5,250	5,416
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2036	7,350	7,569
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	6,625	6,031
Housing Division, Multi Unit Housing Rev. Bonds (Nevada Portfolio), Series 2026, 3.15% 6/1/2029 (put 6/1/2028)	450	450
Housing Division, Multi Unit Housing Rev. Bonds (The Prospector Apartments), Series 2025, 3.15% 1/1/2045 (put 7/1/2029)	4,000	3,981
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-B, 4.00% 10/1/2049	1,475	1,481
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2021-A, 3.00% 4/1/2051	2,045	2,009
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051	7,390	7,358
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2040	1,000	999
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	2,725	2,654
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 6/1/2047	1,295	1,206
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041	520	413

American Funds Tax-Exempt Income Funds	142

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2027	USD330	$333
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2030	400	414
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2031	250	260
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2033	465	487
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2053	225	235
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2039	995	1,030
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2049	995	981
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.25% 6/1/2033	350	349
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.50% 6/1/2034	200	201
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2049	4,000	4,076
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.25% 7/1/2049	17,770	18,347
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 7/1/2043	6,250	6,371
Las Vegas Valley Water Dist., Limited Tax GO Water Bonds, Series 2023-A, 5.00% 6/1/2045	5,000	5,245
Las Vegas Valley Water Dist., Limited Tax GO Water Bonds, Series 2023-A, 5.00% 6/1/2049	18,025	18,558
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2033	4,725	5,263
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034	6,430	5,523
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2022-C, 4.00% 6/1/2037	1,250	1,261
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2038	15,330	17,077
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2028	1,000	1,039
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2031	1,000	1,043
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2035	1,000	1,037
Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2030	1,000	1,020
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax GO Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2028	3,500	3,650
Washoe County School Dist., GO Limited Tax School Improvement Bonds, Series 2024-B, 3.00% 6/1/2037	6,410	5,785
Washoe County School Dist., GO Limited Tax School Improvement Bonds, Series 2020-A, 4.00% 10/1/2045	2,000	1,881
		228,253
New Hampshire 2.43%
Health and Education Facs. Auth., Rev. Bonds (Dartmouth Health Obligated Group Issue), Series 2025, 5.50% 8/1/2050	7,030	7,435
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,250	1,252
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2036	150	150
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2040	500	500
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2046	4,050	4,048
Health and Education Facs. Auth., Rev. Bonds (Riverwoods at Exeter Issue), Series 2024, 5.00% 10/1/2026	145	145
Health and Education Facs. Auth., Rev. Bonds (Riverwoods at Exeter Issue), Series 2024, 5.00% 10/1/2038	210	222
Housing Fin. Auth., Multi Family Housing Rev. Bonds, Series 2021-3, FHA, 2.60% 7/1/2051	1,500	969
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	3,945	4,342
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 6.00% 7/1/2053	795	843
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	1,510	1,608
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	1,875	2,014
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055	1,045	1,126
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055	7,875	8,525
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2037	935	909

143	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire (continued)
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2038	USD1,000	$961
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2039	2,200	2,071
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2040	1,050	982
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2041	2,000	1,839
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2046	10,145	8,136
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2051	3,390	2,460
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	6,420	6,378
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	14,870	14,863
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	21,104	21,087
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	53,469	53,324
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	48,533	47,263
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	29,116	27,557
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.507% 8/20/2039 (c)	34,120	1,248
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	23,539	22,152
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.059% 11/20/2039 (c)	45,736	44,063
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.809% 7/20/2040 (c)	12,318	10,657
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.085% 1/20/2041 (c)	38,847	37,209
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.085% 1/20/2041 (c)	1,560	1,450
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.795% 2/20/2041 (c)	39,773	39,821
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	25,597	24,674
National Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.25% 7/20/2041	29,946	28,289
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.059% 5/20/2042 (c)	9,682	8,346
National Fin. Auth., Municipal Certs., Series 2026-1, Class A, 5.10% 12/20/2042	12,480	12,778
National Fin. Auth., Municipal Certs., Series 2026-2, Class A-1, 4.42% 2/20/2043 (put 4/1/2036)	15,810	15,681
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.495% 7/1/2051 (c)	32,390	1,088
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.033% 10/1/2051 (c)	977	933
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042 (a)	5,000	4,434
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048	1,375	1,390
National Fin. Auth., Rev. Bonds (The Lawrenceville School Project), Series 2021-A, 4.00% 7/1/2051	3,605	3,244
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.25% 6/1/2045	7,000	7,281
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2050	36,160	37,585
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2055	14,895	14,557
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2055	27,580	28,450
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2029	200	201
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	4,750	4,336
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051	3,250	2,674
National Fin. Auth., Special Rev. Bonds (Astro Sunterra Projects), CAB, Series 2026, 0% 12/15/2034 (a)	4,245	2,453
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	14,065	14,248
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	6,045	6,142
		596,393
New Jersey 1.24%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 3/1/2037	750	755
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	590	546
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2030	1,500	1,522
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2031	1,000	1,014
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2037	3,250	3,281

American Funds Tax-Exempt Income Funds	144

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2042	USD6,000	$6,037
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	4,000	3,938
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2027	1,000	1,020
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.00% 6/15/2041 (preref. 12/15/2026)	600	605
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, AGI, 5.00% 7/1/2033	1,500	1,521
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, AGI, 5.00% 7/1/2034	3,540	3,588
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, BAM, 5.00% 7/1/2027	1,125	1,127
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2026-A, 5.00% 7/1/2029	19,000	20,085
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2034	1,375	1,460
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 4.00% 7/1/2035	750	759
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2038	2,500	2,226
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2039	2,000	1,746
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2035	1,000	1,002
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2036	1,000	995
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2037	1,000	985
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2038	1,250	1,219
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2044	3,000	2,778
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2035	1,250	1,268
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	2,605	2,639
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	17,930	18,145
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	4,575	4,625
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	7,615	7,700
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	4,790	4,847
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	6,405	6,383
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	18,455	18,118
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	28,330	29,999
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	8,600	8,857
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	1,620	1,731
Montclair State University, GO Bonds, Series 2026-A, BAM, 5.00% 7/1/2039	1,000	1,082
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	3,090	2,993
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029	1,575	1,625
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2030	5,000	5,148
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2033	5,000	5,120
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2044	1,000	1,017
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	5,000	4,606
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 6/15/2045	2,310	2,366
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-CC, 5.00% 6/15/2045	8,250	8,605
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2046	2,795	2,569
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	3,010	2,172
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-CC, 5.25% 6/15/2055	12,500	12,927
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2034	8,265	9,135
Transportation Trust Fund Auth., Transportation System Bonds, Series 2023-A, 5.00% 6/15/2037	1,000	1,075
Transportation Trust Fund Auth., Transportation System Bonds, Series 2023-A, 5.00% 6/15/2038	1,690	1,807
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2039	1,000	1,033
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.00% 6/15/2040	2,830	3,024
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.25% 6/15/2041	8,155	8,865
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2026	6,170	6,101
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, NATL, 0% 12/15/2027	7,315	7,014
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, 0% 12/15/2030	8,620	7,448
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, NATL, 0% 12/15/2031	2,500	2,074

145	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AGI, 0% 12/15/2034	USD9,880	$7,257
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2008-A, 0% 12/15/2037	3,000	1,875
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2009-A, BAM, 0% 12/15/2038	4,000	2,392
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, 0% 12/15/2040	20,765	11,017
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	435	443
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2030	1,375	1,468
Turnpike Auth., Turnpike Rev. Bonds, Series 2024-C, 5.00% 1/1/2043	4,000	4,249
Turnpike Auth., Turnpike Rev. Bonds, Series 2026-A-1, 5.00% 1/1/2047	5,000	5,272
Turnpike Auth., Turnpike Rev. Bonds, Series 2026-A-1, 5.00% 1/1/2048	5,000	5,251
Turnpike Auth., Turnpike Rev. Bonds, Series 2026-A-1, 5.00% 1/1/2052	4,705	4,893
		304,444
New Mexico 0.14%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 4.45% 10/1/2033	450	444
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.30% 10/1/2053	825	759
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	4,500	3,836
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 8/1/2046	995	999
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-1, Class I, 3.75% 9/1/2048	750	750
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-A-1, Class I, 4.00% 1/1/2049	1,755	1,762
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049	975	978
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	525	526
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-D, Class I, 4.25% 7/1/2049	1,740	1,751
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-D, Class I, 3.75% 1/1/2050	2,015	2,016
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050	405	408
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-F-1, Class I, 3.50% 7/1/2050	5,650	5,631
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	395	396
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	2,400	2,392
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052	210	206
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053	1,450	1,518
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-B, Class I, 5.50% 3/1/2054	5,445	5,730
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-A, Class I, 5.75% 3/1/2054	3,050	3,240
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054	155	165
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	1,220	1,316
		34,823
New York 10.58%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	550	510
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, AGI, 5.00% 10/1/2031	1,055	1,075
City of Battery Park Auth., Senior Rev. Green Bonds, Series 2025, 5.25% 11/1/2055	4,425	4,687
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2045	350	321
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2027	5,975	6,014
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2028	8,085	8,137
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2030	5,840	5,872
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 4.00% 7/15/2032	1,035	1,036
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 4.00% 7/15/2033	1,085	1,086
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 4.00% 7/15/2034	1,000	1,001
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	59,040	59,114
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 3.00% 7/15/2043	4,260	3,199
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/15/2031	6,675	6,641
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-3, 5.25% 12/15/2031 (a)	5,040	5,014
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	4,500	4,439
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2037	925	571
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2038	1,390	809

American Funds Tax-Exempt Income Funds	146

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	USD2,300	$1,260
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2045	1,000	394
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-A, 0% 11/15/2054	8,190	1,971
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-A, BAM, 0% 11/15/2054	1,965	486
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-A, 0% 11/15/2055	6,000	1,365
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2056	3,500	736
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 4.00% 8/1/2043	660	605
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	1,000	724
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 7/1/2033	3,000	3,005
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2031	1,000	1,039
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2036	1,500	1,549
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2038	2,000	2,060
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2038	1,070	1,048
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2043	1,200	1,127
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049	2,625	2,312
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2034	1,500	1,604
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2040	1,000	1,081
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2041	1,345	1,448
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2042	1,250	1,341
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2044	1,425	1,516
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	4,070	4,159
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	4,250	4,437
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2/15/2032	1,500	1,517
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2035	8,500	8,661
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2035	1,750	1,961
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037	1,685	1,756
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2039	1,775	1,740
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2039	5,000	4,900
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 3/15/2040	1,000	1,026
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2040	6,135	6,347
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	43,585	36,044
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2041	2,000	2,065
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041	5,000	5,258
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2041	4,000	4,254
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2042	11,430	9,336
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	1,170	1,107
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2042	2,345	2,219
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2042 (preref. 3/15/2032)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2042	6,860	7,071
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043 (preref. 9/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 3/15/2044	9,995	10,267
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 3/15/2044 (preref. 3/15/2029)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2044	6,600	6,955
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2044 (preref. 3/15/2034)	5	6
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045	5,000	4,622
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2045	1,250	1,318
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2047	21,270	19,265
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2047	14,500	14,776
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048	3,000	2,688
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2048	16,000	14,334
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049	1,930	1,721
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049 (preref. 2/15/2030)	25	26
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049 (preref. 2/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049 (preref. 2/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2049	8,280	7,435
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049	12,865	13,472

147	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2050	USD6,120	$6,433
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2051	7,135	7,320
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2053	10,000	10,231
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.50% 3/15/2053	7,315	7,801
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 4.00% 3/15/2054	3,960	3,467
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.25% 3/15/2056	13,875	14,465
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 3/15/2033	4,000	4,047
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2034	6,500	6,700
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2040	1,035	1,058
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2042	750	808
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2044	4,390	4,683
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2045	1,480	1,503
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2045	3,750	3,976
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2023-A-1, 4.00% 3/15/2049	24,550	22,337
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.25% 3/15/2050	3,950	4,152
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	8,470	8,636
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043	15,990	15,021
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043 (preref. 9/15/2030)	5	5
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2043	4,800	4,939
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	17,445	18,131
Energy Fin. Dev. Corp., Energy Supply Rev. Bonds, Series 2025, 5.00% 7/1/2056 (put 12/1/2033)	25,335	25,777
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2041	2,250	2,441
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2046	2,135	2,274
Housing Fin. Agcy., 15 Hudson Yards Housing Rev. Bonds, Series 2020-A, 1.65% 5/15/2039	5,580	4,523
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042	1,250	1,104
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.65% 5/1/2030	1,135	1,046
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 2.60% 11/1/2034	2,260	1,956
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 2.00% 11/1/2035	1,060	854
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035	2,100	1,710
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-1, FHA, 2.10% 11/1/2035	5,900	4,805
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-D, 3.95% 11/1/2037	1,000	974
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-1, 2.65% 11/1/2051	4,965	3,238
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-H, 3.25% 11/1/2052	1,105	804
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-1, 2.875% 11/1/2056	4,000	2,635
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2024-B-1, 3.45% 11/1/2063 (put 11/1/2029)	7,500	7,500
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2024-C-2, 3.60% 11/1/2063 (put 5/1/2029)	20,000	20,022
Hudson Yards Infrastructure Corp., Rev. Green Bonds, Series 2022-A, 2.75% 2/15/2047	3,360	2,335
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 3.00% 2/15/2042	5,000	4,083
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.10% 11/15/2032	5,680	4,926
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.20% 11/15/2033	10,390	8,826
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	10,000	7,341
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	10,865	7,479
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	5,000	3,519
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, AGI, 5.25% 9/1/2029	4,000	4,246
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2034	2,500	2,590
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2035	1,200	1,271
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2036	1,500	1,584
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2037	2,000	2,065
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2037	1,000	1,053
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2038	1,000	1,031
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2038	1,450	1,523
Long Island Power Auth., Electric System General Rev. Bonds, Series 2025-B, 3.00% 9/1/2055 (put 9/1/2028)	6,000	5,981

American Funds Tax-Exempt Income Funds	148

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 11/15/2036	USD5,000	$5,020
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.25% 11/15/2045	500	538
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.00% 11/15/2049	15,000	15,461
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-B-1, 5.00% 11/15/2051	2,000	2,050
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.25% 11/15/2054	9,250	9,621
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051	7,500	7,500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2041	2,000	1,856
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-D, 4.00% 11/15/2042	13,360	12,234
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2042	17,500	16,115
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	4,445	4,061
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	8,450	8,946
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 11/15/2032	1,500	1,516
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2040	6,000	5,596
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	1,500	1,536
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C, AGI, 4.00% 11/15/2045	2,000	1,795
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2045	1,185	1,060
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045	2,150	1,924
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	1,500	1,528
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	20,975	18,513
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2047	10,500	9,237
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048	1,225	1,064
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	20,555	17,721
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 11/15/2050	7,525	6,393
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	5,000	5,027
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052	3,930	3,961
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, BAM, 4.00% 11/15/2053	10,020	8,504
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 11/15/2030	2,720	2,734
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2033	2,225	2,287
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	2,885	2,956
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2036	1,010	998
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 4.00% 11/15/2046	5,100	4,495
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	1,725	1,853
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2033	1,000	1,028
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034	2,500	2,513
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2034	2,335	2,396
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2035	5,000	5,014
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2036	3,000	2,990
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2038	1,000	958
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	5,100	4,565
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 11/15/2045	10,250	10,386
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, CAB, Series 2017-C-2, 0% 11/15/2029	3,490	3,133
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, CAB, Series 2017-C-2, 0% 11/15/2032	500	398
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 205, 4.00% 4/1/2040	105	105
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	5,555	5,473
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	860	863
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048	1,750	1,752
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 3.50% 4/1/2049	385	385
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 227, 3.25% 10/1/2050	3,225	3,207
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	695	684
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	6,265	6,240
County of Nassau, GO General Improvement Bonds, Series 2018-B, AGI, 5.00% 7/1/2042	2,000	2,048
New York City GO Bonds, Fiscal 2006, Series 2006-I-A, 5.00% 4/1/2032	2,000	2,127
New York City GO Bonds, Fiscal 2015, Series 2015-C, 5.00% 8/1/2033	5	5
New York City GO Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2030	815	816
New York City GO Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 12/1/2034	1,000	1,006
New York City GO Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2037	2,000	2,002
New York City GO Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 12/1/2038	1,500	1,507
New York City GO Bonds, Fiscal 2017, Series 2017-B-1, 4.00% 12/1/2043	1,835	1,681
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2029	4,800	4,951
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2030	8,075	8,321
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2031	870	895
New York City GO Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 3/1/2032	2,575	2,653

149	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City GO Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 10/1/2035	USD2,950	$3,006
New York City GO Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 3/1/2037	6,345	6,497
New York City GO Bonds, Fiscal 2018, Series 2018-F-1, 5.00% 4/1/2037	2,000	2,050
New York City GO Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 12/1/2037	5,000	5,168
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2033	1,130	1,184
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2036	8,750	9,101
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2038	7,500	7,771
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2038	7,500	7,762
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2039	3,515	3,631
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2039	6,810	7,031
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2040	7,000	7,213
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 10/1/2040	2,500	2,323
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2041	8,000	7,438
New York City GO Bonds, Fiscal 2020, Series 2020-A-1, 5.00% 8/1/2041	12,400	12,750
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2042	2,500	2,332
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2042	6,000	6,166
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2043	2,000	2,048
New York City GO Bonds, Fiscal 2020, Series 2020-A-1, 5.00% 8/1/2043	10,000	10,249
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2044	2,000	1,856
New York City GO Bonds, Fiscal 2021, Series 2021-F-1, 5.00% 3/1/2043	4,430	4,579
New York City GO Bonds, Fiscal 2021, Series 2021-F-1, 5.00% 3/1/2050	1,880	1,908
New York City GO Bonds, Fiscal 2022, Series 2022-B-1, 5.00% 8/1/2035	825	887
New York City GO Bonds, Fiscal 2022, Series 2022-D-1, 5.25% 5/1/2039	1,800	1,926
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 4.00% 8/1/2042	2,000	1,864
New York City GO Bonds, Fiscal 2022, Series 2022-D-1, 5.25% 5/1/2043	1,195	1,256
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2036	965	1,044
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2040	3,000	3,202
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2047	10,830	11,257
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2043	6,500	6,811
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2044	2,500	2,610
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2045	2,000	2,089
New York City GO Bonds, Fiscal 2024, Series 2024-A, 5.00% 8/1/2046	1,025	1,062
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2047	15,000	15,774
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2048	13,665	14,272
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.50% 4/1/2048	10,000	10,642
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.50% 4/1/2049	5,000	5,298
New York City GO Bonds, Fiscal 2024, Series 2024-A, 5.00% 8/1/2051	3,480	3,537
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2028	1,500	1,564
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2029	1,670	1,767
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2043	5,000	5,263
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2045	1,500	1,607
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2047	5,000	5,178
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2048	3,000	3,084
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2050	4,000	4,167
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.25% 9/1/2050	4,590	4,765
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2053	3,000	3,100
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2054	2,480	2,507
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2042	5,715	6,029
New York City GO Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 8/1/2043	4,500	4,760
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2044	7,285	7,660
New York City GO Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 8/1/2045	5,000	5,267
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2051	15,000	15,580
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2055	7,675	7,758
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2055	29,940	30,924
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.70% 8/1/2045	5,000	3,676
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	5,500	3,769
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-C, 2.75% 2/1/2051	2,000	1,345
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2022-A, 3.25% 8/1/2051	5,050	3,721
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.50% 11/1/2051	5,000	3,167
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-F-2, 3.40% 11/1/2064 (put 1/2/2029)	4,415	4,423

American Funds Tax-Exempt Income Funds	150

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-A-2, 3.25% 11/1/2065 (put 2/1/2030)	USD1,440	$1,431
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.10% 11/1/2035	6,905	5,655
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.55% 11/1/2042	8,000	7,025
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.85% 11/1/2042	2,000	1,866
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-G, FHA, 1.85% 11/1/2032	1,060	909
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.10% 11/1/2036	6,000	4,825
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.25% 11/1/2041	7,100	5,143
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-D-1-A, FHA, 2.30% 11/1/2045	2,665	1,794
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-H, 2.55% 11/1/2045	2,320	1,622
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2026-C, 3.10% 11/1/2045 (put 2/1/2030)	5,000	4,885
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.40% 11/1/2046	4,050	2,766
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.40% 11/1/2046	2,405	1,643
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.50% 11/1/2051	5,000	3,167
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.55% 11/1/2045	5,000	3,502
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2019-G-1-B, 3.05% 5/1/2050	5,920	4,245
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-D, 4.00% 12/15/2031	480	483
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	590	596
New York City Industrial Dev. Agcy., PILOT Rev. Bonds (Yankee Stadium Project), CAB, Series 2009-A, AGI, 0% 3/1/2032	3,365	2,728
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2030	1,000	1,061
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2031	1,000	1,074
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 4.00% 1/1/2032	500	512
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2033	500	482
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2034	3,150	3,004
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2037	4,940	4,462
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 2.00% 1/1/2038	1,250	926
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2040	6,360	5,423
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2046	9,380	7,251
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2039	5,500	4,714
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	2,000	1,684
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 4.00% 3/1/2045	9,800	8,982
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, 4.00% 3/1/2045	2,000	1,803

151	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	USD9,315	$6,759
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-CC-1, 5.00% 6/15/2048	8,000	8,049
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-DD-1, 5.00% 6/15/2048	1,500	1,514
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-DD-1, 5.00% 6/15/2049	3,500	3,532
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-DD-1, 4.00% 6/15/2050	5,150	4,634
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-GG-1, 4.00% 6/15/2050	8,435	7,591
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2022, Series 2022-DD, 5.00% 6/15/2033	24,345	27,208
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2022, Series 2022-BB-1, 5.00% 6/15/2044	3,240	3,386
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2022, Series 2022-EE, 5.00% 6/15/2045	12,500	13,074
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 4.125% 6/15/2046	1,000	936
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 4.125% 6/15/2047	11,235	10,451
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 5.25% 6/15/2047	8,230	8,672
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.00% 6/15/2046	1,600	1,674
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-3, 5.25% 6/15/2048	7,500	7,878
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.00% 6/15/2053	6,060	6,162
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.25% 6/15/2053	6,685	6,959
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.25% 6/15/2054	38,485	40,096
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-CC, 5.00% 6/15/2030	1,250	1,354
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-CC, 5.00% 6/15/2037	10,000	11,112
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	12,310	13,226
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2048	9,000	9,333
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-AA-2, 5.00% 6/15/2049	6,900	7,122
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-AA-1, 5.00% 6/15/2051	19,040	19,616
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2052	15,000	15,393
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-AA-1, 5.25% 6/15/2053	1,040	1,087
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-AA-2, 5.00% 6/15/2044	6,000	6,424
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-DD, 5.00% 6/15/2046	3,165	3,334
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2047	4,000	4,190
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2048	2,500	2,601
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2056	9,050	9,273
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.50% 6/15/2056	22,000	23,547
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2034	4,000	4,145

American Funds Tax-Exempt Income Funds	152

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-1, 5.00% 7/15/2035	USD3,295	$3,347
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2035	3,000	3,047
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2035	5,000	5,174
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 4.00% 7/15/2037	5,135	5,065
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2037	10,000	10,310
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2037	7,165	7,387
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2038	4,000	4,115
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 7/15/2040	2,000	1,910
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2040	4,085	4,447
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2042	8,750	9,424
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 5.00% 7/15/2043	10,000	10,223
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 11/1/2031	3,750	3,803
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2034	2,500	2,532
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2035	5,000	5,061
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-B-1, 4.00% 8/1/2037	2,800	2,800
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 8/1/2038	2,000	2,000
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 8/1/2033	5,000	5,089
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-2, 5.00% 8/1/2035	10,000	10,161
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 4.00% 8/1/2042	1,350	1,258
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 8/1/2045	3,035	3,060
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2035	6,000	6,185
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2038	4,750	4,870
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2042	1,500	1,532
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2036	1,200	1,208
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2037	1,000	997
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2039	2,455	2,360
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-2, 5.00% 5/1/2040	26,900	27,860
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 5/1/2041	4,000	4,152
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-3, 4.00% 5/1/2042	1,510	1,426
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-3, 4.00% 5/1/2043	2,900	2,731
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2043	10,000	9,398
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2045	10,135	9,465
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2034	2,500	2,658
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2035	5,170	5,237
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2036	2,000	2,112
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 5.00% 2/1/2037	2,000	2,114
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-A, 3.00% 11/1/2037	11,000	9,688
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2037	5,000	5,264
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-A, 3.00% 11/1/2039	3,500	2,940
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2039	3,500	3,345
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2040	4,000	3,805
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2040	1,000	950
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2041	8,815	8,262
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2041	1,000	949
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2042	3,000	2,812
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2043	7,000	6,662
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2045	3,250	3,035
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2046	10,500	9,694
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2047	1,000	913
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 3.00% 5/1/2048	6,000	4,430
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-C-1, 4.00% 2/1/2042	5,000	4,686
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-B-1, 4.00% 8/1/2042	5,000	4,679
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-C-1, 5.00% 2/1/2047	8,695	8,916
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-F-1, 5.00% 2/1/2047	6,520	6,685
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-F-1, 4.00% 2/1/2051	590	526
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-A-1, 4.00% 8/1/2048	1,400	1,285
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-F-1, 4.00% 2/1/2051	8,455	7,649
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2036	4,000	4,345
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G-1, 5.00% 5/1/2043	1,500	1,579
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-A-1, 5.00% 5/1/2044	5,500	5,741
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.50% 5/1/2044	5,000	5,419
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-A-1, 4.00% 5/1/2045	2,250	2,090
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2046	2,150	2,239

153	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2046	USD2,795	$2,903
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2048	6,865	7,170
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2049	19,500	20,321
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.25% 5/1/2050	11,580	11,989
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	20,785	21,552
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2028	1,000	1,049
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2029	1,000	1,067
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2033	750	828
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2036	960	1,052
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2038	4,000	4,314
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2039	5,000	5,365
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2040	3,635	3,880
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2041	1,110	1,179
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2042	1,600	1,693
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2043	10,000	10,552
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2043	1,600	1,693
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2046	10,000	10,406
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2046	2,500	2,601
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	2,615	2,726
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2047	1,500	1,548
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.25% 11/1/2048	6,500	6,819
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.25% 5/1/2049	6,000	6,266
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.50% 11/1/2049	28,205	30,090
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2050	7,760	7,932
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.50% 11/1/2051	1,950	2,076
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.50% 5/1/2052	4,000	4,243
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2053	11,870	12,052
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2030	3,375	3,655
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2031	3,500	3,828
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2039	3,745	4,045
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2043	1,000	1,060
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2044	2,000	2,115
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2045	8,000	8,440
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2050	5,000	5,119
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.50% 2/1/2050	10,000	10,728
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.25% 5/1/2055	7,760	8,058
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2027, Series 2027-A, 5.25% 11/1/2047	9,000	9,564
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2027, Series 2027-A, 5.25% 11/1/2048	8,000	8,448
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2034	1,000	1,014
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 4.00% 12/1/2049	5,000	4,554
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.50% 12/1/2056	4,495	4,821
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2037	2,000	2,012
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038	4,000	4,011
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2039	3,360	3,354
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055	5,670	5,011
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2060	3,950	3,430
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 5.00% 11/15/2035	1,750	1,897
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 4.00% 11/15/2052	3,000	2,658
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 4.00% 11/15/2061	17,865	15,234
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2029	110	114
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2029	1,000	1,022
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2034	165	169
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2040	175	176
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	1,050	1,058
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-B-2, 5.35% 11/1/2049 (a)	1,360	1,330

American Funds Tax-Exempt Income Funds	154

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	USD2,325	$2,274
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047	3,750	3,345
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2035	6,530	7,367
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2037	3,000	2,972
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2038	11,260	11,032
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039	4,000	3,884
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2045	4,000	3,708
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2045	1,500	1,595
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 3.00% 1/1/2046	900	658
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2048	2,600	2,698
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2041	9,225	8,856
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2047	2,000	2,087
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 3.00% 3/15/2048	4,200	3,149
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2048	37,000	38,399
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	2,125	1,932
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	9,500	8,594
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2054	8,000	7,022
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056	11,000	9,554
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2029	410	410
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	500	500
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2031	1,200	1,284
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2032	2,500	2,666
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	1,260	1,336
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2036	5,700	6,000
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	2,125	2,219
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040	500	476
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2041	5,830	5,513
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	2,000	1,879
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2034	960	973
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2035	1,000	1,013
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A-1, 5.00% 11/15/2043	2,500	2,687
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2049	18,000	18,453
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 11/15/2051	9,770	9,954
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2022-A, 4.00% 11/15/2052	12,000	10,774
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	6,205	6,333
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A, 5.00% 2/1/2028	11,175	11,552
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 5/15/2045	1,250	1,318
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 5/15/2046	2,000	2,097
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	13,715	14,194
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-C, 5.25% 11/15/2040	5,000	5,482

155	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-C, 5.25% 11/15/2042	USD6,600	$7,171
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	15,715	16,297
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.50% 12/1/2059	9,935	10,485
Triborough Bridge and Tunnel Auth., Rev. Ref. Bonds (MTA Bridges and Tunnels), CAB, Series 2013-A, 0% 11/15/2032	3,095	2,471
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2031	2,500	2,557
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2034	3,750	3,827
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C, 5.00% 3/15/2036	4,500	4,584
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037	1,000	1,033
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	1,000	1,029
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	3,545	2,971
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2041	20,415	19,364
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2042	3,100	3,239
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2044	12,000	12,279
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2044	5,000	5,213
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045	2,500	2,311
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	11,135	8,309
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2048	1,445	1,064
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	8,915	7,933
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050	5,000	3,606
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 5.00% 3/15/2057	6,360	6,472
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 3/15/2039	1,500	1,559
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	12,500	10,505
Urban Dev. Corp., State Tax Rev. Bonds (Bidding Group 4), Series 2021-A, 3.00% 3/15/2050	2,025	1,453
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2033	5,190	5,677
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2040	5,000	5,486
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2040	1,700	1,892
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041	1,500	1,524
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	3,380	3,701
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2041	2,980	3,306
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 12/15/2043	2,000	2,170
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 6/15/2053	2,500	2,594
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2027	75	75
		2,592,859
North Carolina 0.84%
Capital Facs. Fin. Agcy., Educational Facs. Rev. Ref. Bonds (Wake Forest University), Series 2026, 5.00% 1/1/2036	5,585	6,285
City of Charlotte, Airport Rev. Bonds, Series 2025-A, 5.25% 7/1/2055	2,000	2,089
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	1,060	1,122
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2021-A, 3.00% 7/1/2046	2,635	2,036
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, 4.00% 7/1/2047	1,840	1,759
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-A, 5.00% 7/1/2048	1,225	1,263
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2049	10,115	10,558
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2020, 3.00% 7/1/2039	3,250	2,845
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 3.45% 11/1/2033 (put 10/1/2031)	1,400	1,392
City of Durham, Housing Auth. Multi Family Housing Rev. Bonds (Page Corners Apartments), Series 2025, 3.15% 7/1/2059 (put 7/1/2028)	1,125	1,125
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2038	1,635	1,612
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2039	1,390	1,351
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 4.00% 1/15/2043	1,565	1,507
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.85% 7/1/2040	2,045	1,688
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	1,815	1,827
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050	830	834
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	8,980	8,854
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 51, 5.75% 1/1/2054	9,880	10,437
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 52-A, 6.25% 1/1/2055	2,560	2,741
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 58-A, 6.50% 1/1/2056	4,105	4,595
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	770	815

American Funds Tax-Exempt Income Funds	156

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	USD4,880	$5,184
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	4,400	4,716
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	1,860	2,042
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	4,210	4,552
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	1,035	1,143
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 59-A, 6.25% 1/1/2057	1,830	2,039
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	6,045	6,769
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	375	376
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048	2,920	2,928
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	1,045	1,050
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	740	745
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	8,380	8,260
Limited Obligation Bonds, Series 2025-A, 5.00% 5/1/2029	1,250	1,325
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	5,510	5,733
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Deerfield Episcopal Retirement Community), Series 2026-A, 5.25% 11/1/2050	7,150	7,207
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2027	820	824
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2035	785	772
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2040	1,820	1,688
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2040	2,385	2,411
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2045	3,055	2,671
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	3,525	2,901
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2050	6,655	6,378
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Deerfield Episcopal Retirement Community), Series 2016-C, 5.00% 11/1/2037	250	250
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2038	1,500	1,516
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2049	8,505	8,508
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 5.00% 10/1/2031	1,400	1,402
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 3.00% 10/1/2036	550	491
Medical Care Commission, Health Care Facs. Rev. Bonds (Vidant Health), Series 2015, 5.00% 6/1/2040	505	505
Medical Care Commission, Health Care Facs. Rev. Bonds (Vidant Health), Series 2015, 5.00% 6/1/2045	3,950	3,953
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	1,120	1,049
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Meadows), Series 2024, 5.25% 12/1/2054	2,000	2,032
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	1,000	1,017
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2044	5,100	5,134
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	6,910	6,827
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-3, 4.25% 9/1/2028	525	526
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	280	281
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	155	155
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Porters Neck Village), Series 2026-B-1, 3.875% 1/1/2031	1,005	995
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2025-A, 5.125% 10/1/2056	3,000	2,996

157	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
City of Raleigh, Housing Auth., Multi Family Housing Rev. Bonds (Maple Ridge Apartments), Series 2025, 3.15% 1/1/2044 (put 2/1/2029)	USD3,450	$3,445
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2040	8,815	4,754
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2041	10,850	5,505
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2042	4,650	2,222
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2043	3,650	1,648
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2019, AGI, 4.00% 1/1/2055	9,820	8,845
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2024-A, AGI, 5.00% 1/1/2058	2,880	2,918
County of Union, Enterprise Systems Rev. Bonds, Series 2021, 3.00% 6/1/2037	1,545	1,388
		206,811
North Dakota 0.20%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	12,855	12,842
City of Grand Forks, Health Care System Rev. Bonds, Series 2017-A, 4.00% 12/1/2047	2,000	1,725
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, AGI, 3.00% 12/1/2051	3,115	2,144
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 1/1/2036	290	265
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046	815	813
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-A, 4.00% 7/1/2047	385	385
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, FHA, 4.00% 1/1/2048	400	400
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	430	430
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	1,440	1,443
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	430	433
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	4,565	4,604
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	1,470	1,472
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	4,215	4,165
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	2,175	2,146
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,800	1,760
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-F, 5.00% 1/1/2053	2,440	2,517
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	2,215	2,333
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	2,060	2,176
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	970	1,037
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	3,825	4,202
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	1,905	2,080
		49,372
Ohio 1.65%
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	8,290	8,206
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/2036	3,270	3,193
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-B, 4.35% 6/30/2040	2,080	2,027
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2041 (preref. 11/15/2026)	2,980	2,998
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2046 (preref. 11/15/2026)	2,530	2,545
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 4.00% 11/15/2036 (preref. 11/15/2030)	1,000	1,027
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	4,800	4,480
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	2,000	1,969
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2037	210	204
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2038	220	211
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2039	225	212
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2040	235	220

American Funds Tax-Exempt Income Funds	158

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2041	USD250	$231
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	1,035	908
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2051	1,750	1,443
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2036	1,545	1,650
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2040	1,110	1,165
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 1/1/2048	5,000	5,010
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051	935	906
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2028	120	121
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	8,460	8,480
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2057	450	422
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Friendship Village of Dublin, Ohio, Inc.), Series 2014, 5.00% 11/15/2044	90	89
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	1,120	1,028
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040	4,310	4,111
County of Franklin, Hospital Rev. Ref. and Improvement Rev. Bonds (Nationwide Children’s Hospital), Series 2025-A, 5.25% 11/1/2055	50,195	52,313
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 4.00% 12/1/2039	435	416
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	1,345	1,346
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	14,325	13,753
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2040	1,250	1,319
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2043	2,810	2,926
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	13,510	12,790
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2051	2,905	2,929
County of Hamilton, Sales Tax Rev. Ref. and Improvement Bonds, CAB, Series 2000-B, AMBAC, 0% 12/1/2027	3,180	3,045
Hamilton Community Auth., Tax Increment Fing. Rev. Bonds (Champion Mill Project), Series 2020, 5.25% 12/1/2051	5,665	5,534
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2034	490	493
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2035	505	506
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2036	400	398
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023-B, 4.00% 7/1/2039	900	868
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	1,260	1,108
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2037	840	878
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2040	2,460	2,535
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,000	2,010
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	1,970	1,936
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2032	1,095	1,138
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	4,490	4,576
Higher Educational Facs., Rev. Bonds (Denison University 2026 Project), Series 2026, 5.00% 11/1/2035	1,280	1,428
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040 (a)	325	332
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	2,020	2,030
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	2,000	1,991
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048 (a)	13,825	11,999
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2032	13,095	14,220
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2027	1,680	1,694
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2034	5,000	5,432
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2021-A, 4.00% 1/15/2046	8,285	7,318
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 1/1/2031	1,700	1,745
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2032	1,575	1,710
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	3,750	3,574

159	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Harding Heights Apartments Project), Series 2025, 3.15% 7/1/2045 (put 7/1/2028)	USD5,230	$5,229
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Marsh Run Homes Project), Series 2025, 3.20% 1/1/2046 (put 2/1/2029)	7,000	7,004
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035	1,000	860
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.20% 9/1/2036	1,030	923
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	210	210
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	1,525	1,526
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 3/1/2047	1,270	1,272
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	3,380	3,381
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	3,000	3,021
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-B, 3.25% 3/1/2050	1,210	1,200
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050	3,015	3,038
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	3,835	3,836
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	11,535	11,369
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	9,430	9,325
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053	12,765	13,354
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055	11,325	12,232
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	9,975	10,707
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	3,165	3,417
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-D, 6.375% 3/1/2056	4,275	4,785
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2026-C, 6.25% 3/1/2057	2,255	2,507
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	755	752
Major New State Infrastructure Project Rev. Bonds, Series 2024-1, 5.00% 12/15/2035	2,000	2,231
Major New State Infrastructure Project Rev. Bonds, Series 2024-1, 5.00% 12/15/2036	1,620	1,795
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2038	2,100	2,050
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2039	1,000	963
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2041	3,000	2,843
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2046	6,600	5,935
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program III), Series 2026-A, 5.00% 6/1/2035	10,195	11,469
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 12/1/2033	1,000	1,016
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2031	1,430	1,473
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 4.00% 2/15/2038	410	405
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, CAB, Series 2018-A, 0% 2/15/2041	2,665	1,417
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, CAB, Series 2018-A, 0% 2/15/2042	3,500	1,775
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, CAB, Series 2018-A, 0% 2/15/2043	2,340	1,131
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2039	3,575	3,834
County of Van Wert, Hospital Facs. Rev. Ref. and Improvement Bonds (Van Wert Health Obligated Group), Series 2020, 6.125% 12/1/2049 (preref. 12/1/2029)	7,700	8,362
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2039	1,160	1,214

American Funds Tax-Exempt Income Funds	160

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2040	USD1,195	$1,239
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2041	1,240	1,272
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2044	2,250	2,286
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2049	4,700	4,643
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2054	3,500	3,402
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2033	375	375
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2034	505	505
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2040	1,930	1,931
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 4.00% 7/1/2045	1,000	900
County of Warren, Hospital Facs. Rev. Ref. Bonds (Community First Solutions Obligated Group), Series 2024-A, 5.00% 5/15/2044	205	208
Water Dev. Auth., Revolving Fund Rev. Bonds, Series 2026-A, 5.00% 12/1/2043	1,250	1,351
Water Dev. Auth., Revolving Fund Rev. Bonds, Series 2026-A, 5.00% 12/1/2045	1,500	1,607
Water Dev. Auth., Revolving Fund Rev. Bonds, Series 2026-A, 5.00% 12/1/2046	2,000	2,126
Water Dev. Auth., Water Dev. Rev. and Rev. Ref. Bonds (Fresh Water Revolving Fund), Series 2026-A, 5.00% 12/1/2035	1,260	1,424
Water Dev. Auth., Water Dev. Rev. and Rev. Ref. Bonds (Fresh Water Revolving Fund), Series 2026-A, 5.00% 6/1/2036	3,800	4,297
Water Dev. Auth., Water Dev. Rev. and Rev. Ref. Bonds (Fresh Water Revolving Fund), Series 2026-A, 5.00% 12/1/2036	2,000	2,249
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2025, 5.00% 12/1/2035	5,020	5,651
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2040	1,250	1,304
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2050	1,500	1,533
		405,310
Oklahoma 0.29%
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2036	2,000	2,024
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2039	3,530	3,565
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2031	5,500	5,537
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2019-A, 4.00% 9/1/2049	1,720	1,726
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2020-B, 3.25% 9/1/2050	1,090	1,081
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	1,200	1,299
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	2,095	2,273
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-D, 6.50% 9/1/2054	700	772
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	12,335	13,515
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-C, 6.00% 3/1/2056	5,430	5,910
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-A, 6.00% 9/1/2057	660	730
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-C, 6.50% 3/1/2058	2,155	2,445
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 1/1/2047	3,745	3,756
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.25% 1/1/2050	5,960	6,305
Turnpike Auth., Turnpike System Rev. Bonds, Series 2023, 5.50% 1/1/2053	4,000	4,207
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.50% 1/1/2054	14,020	15,033
		70,178

161	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon 0.53%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2029	USD1,710	$1,810
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2030	1,000	1,074
Clackamas Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2043	2,000	2,155
Clackamas Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2044	1,500	1,605
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Willamette View Project), Series 2017-A, 5.00% 11/15/2032	980	991
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Willamette View Project), Series 2017-A, 5.00% 11/15/2037	635	639
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2029	300	310
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2030	300	312
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2035	275	282
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	1,750	1,762
GO Bonds, Series 2017-C, 5.00% 6/1/2033	2,500	2,542
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2036	500	547
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2037	460	501
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2042	1,395	1,536
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2044	1,500	1,636
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2045	1,800	1,953
GO Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047	385	385
GO Bonds (Veteran’s Welfare Bonds Series 104), Series 2019-R, 3.50% 12/1/2049	1,085	1,083
GO Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051	1,635	1,597
GO Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	365	377
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	1,175	1,248
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2034	325	365
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2031	600	656
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2035	500	564
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2042	700	756
Health and Science University, Rev. Bonds, Series 2016-B, 3.375% 7/1/2039	2,275	2,076
Health and Science University, Rev. Green Bonds, Series 2021-A, 3.00% 7/1/2051	16,205	11,107
Hospital Fac. Auth., Senior Living Rev. Bonds (Mennonite Village Project), Series 2026-B-1, 3.95% 11/15/2031	500	496
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	780	780
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-D, 3.50% 7/1/2048	1,860	1,858
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049	685	686
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-C, 4.50% 7/1/2049	430	431
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 1/1/2050	465	468
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2021-A, 3.00% 7/1/2052	9,275	9,139
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2023-A, 5.50% 7/1/2053	6,880	7,319
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	13,415	14,726
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2042	1,750	1,886
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2043	1,600	1,718
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2044	2,100	2,246
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2045	2,000	2,131
Oregon State University, General Rev. Bonds, Series 2026, 5.00% 4/1/2040	7,485	8,178
Oregon State University, General Rev. Bonds, Series 2026, 5.00% 4/1/2042	1,250	1,351
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	2,000	2,000
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2038	1,720	1,885
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2049	1,940	2,007
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2054	3,625	3,711
City of Portland, Water System Rev. Bonds, Series 2019-A, 4.00% 5/1/2039	1,445	1,436
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2037	1,000	1,052
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2040	1,000	1,041
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 5.00% 5/15/2027	125	126
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	4,075	3,485
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	4,250	3,338

American Funds Tax-Exempt Income Funds	162

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2027	USD125	$126
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2031	75	75
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2053	2,295	2,183
Springfield School Dist. No. 19, GO Bonds, CAB, Series 2015-B, 0% 6/15/2039	1,000	582
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2029	2,435	2,516
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2030	2,075	2,142
Tri-County Metropolitan Transportation Dist., Payroll Tax Rev. and Rev. Ref. Bonds, Series 2026-A, 4.00% 9/1/2049	9,500	8,897
		129,884
Pennsylvania 3.03%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2054	2,950	2,843
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2059	3,925	3,746
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-B, AGI, 4.00% 1/1/2046	6,580	6,150
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2021-B, 5.00% 1/1/2051	1,000	1,012
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2032	4,350	4,447
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2033	3,500	3,574
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 4.00% 4/1/2037	3,120	3,023
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2047	2,500	2,486
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 3.449% 2/1/2037 (c)	3,935	3,947
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	8,560	8,275
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039	2,105	1,985
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 4.00% 6/1/2033	250	255
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2024-A, 5.00% 12/1/2049	2,000	2,050
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2024-A, 5.00% 12/1/2055	2,000	2,033
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2028	2,565	2,631
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2029	2,995	3,083
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042 (a)	400	410
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	1,250	1,284
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	1,140	1,071
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2037	785	787
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2037	800	803
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047	1,345	1,319
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2047	100	98
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	955	1,000
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	1,749	1,757
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2026	120	120
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2028	205	208
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2032	585	591
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2033	445	449
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	1,700	1,701
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2031	500	500
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2019-A, 5.00% 1/1/2031	400	411
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2015, 4.00% 1/1/2033	345	341
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2019-A, 5.00% 1/1/2039	955	965

163	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-SOFR x 0.67 + 0.75%) 3.377% 6/1/2037 (c)	USD19,490	$18,711
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, AGI, 5.00% 4/1/2030	925	969
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	870	935
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	3,470	3,475
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	1,065	1,067
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	450	456
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)	50	53
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 12/1/2031	400	400
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038	5,700	5,897
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2042	4,000	4,077
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2021, 4.00% 7/1/2046	1,000	886
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046	1,375	1,403
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-1, 5.25% 7/1/2049	735	741
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2040	1,000	1,075
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2041	1,000	1,070
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2049	8,000	8,218
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2025-B, 5.00% 3/15/2036	1,015	1,106
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2040	2,850	2,679
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 4.00% 2/15/2041	7,550	6,989
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2041	5,750	5,334
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2042	1,100	1,014
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2043	1,000	911
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 3.00% 10/15/2046	1,000	743
Erie County School Dist., Limited Tax GO Bonds, Series 2019-C, AGI, 5.00% 4/1/2029	1,000	1,050
Erie County School Dist., Limited Tax GO Bonds, Series 2019-C, AGI, 5.00% 4/1/2030	500	524
Erie County School Dist., Limited Tax GO Bonds, Series 2019-C, AGI, 5.00% 6/1/2030	4,000	4,021
Erie County School Dist., Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 6/1/2033	6,000	6,032
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2027	2,000	2,036
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030	2,000	2,071
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2031	3,500	3,625
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2032	3,000	3,097
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2033	3,000	3,093
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2034	3,000	3,089
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.25% 6/1/2055	1,275	1,288
Health and Educational Facs. Auth., Health System Rev. Bonds (Mainline Health System), Series 2020-A, 4.00% 9/1/2050	1,500	1,293
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 8/15/2035	7,000	7,015
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 8/15/2042	3,500	3,538
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2049	3,400	2,980
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2037	1,525	1,519
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2024-B-1, 4.00% 11/1/2042	1,250	1,154
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 10/1/2031	5,000	4,751
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 10/1/2031	3,320	3,155
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-B, 3.20% 10/1/2032	6,000	5,758
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.50% 10/1/2034	6,500	6,249
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	365	365
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	13,375	12,200
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	130	130
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.70% 10/1/2047	425	368
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	5,095	5,092
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 3.50% 4/1/2049	490	489
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-129, 3.40% 10/1/2049	2,115	1,702
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	1,490	1,479
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-136, 3.00% 10/1/2051	6,930	6,866
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	12,950	12,498

American Funds Tax-Exempt Income Funds	164

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	USD1,735	$1,789
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	6,160	6,475
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-143-A, 6.25% 10/1/2053	395	423
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	3,145	3,357
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	6,345	6,788
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Country Commons Apartments), Series 2018, 3.60% 8/1/2035	5,817	5,497
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	2,895	2,881
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,050	1,045
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2031	260	261
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	1,195	978
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	1,585	1,233
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2030	695	697
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/1/2038	1,925	2,031
County of Lancaster, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2035 (put 2/1/2029)	580	578
County of Lancaster, Hospital Auth., Rev. Bonds (United Zion Retirement Community), Series 2017-A, 4.50% 12/1/2029	370	364
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2027	210	212
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2028	210	215
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2029	190	197
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2030	200	209
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Luthercare Project), Series 2025-A, 5.00% 12/1/2055	1,370	1,324
Latrobe Industrial Dev. Auth., University Rev. Bonds (Seton Hill University), Series 2026, 5.25% 3/1/2046	3,000	2,890
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 3.26% 8/15/2038 (c)	11,455	11,316
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2026-A, 5.00% 8/15/2036	7,355	8,043
County of Lehigh, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network), Series 2016-A, 4.00% 7/1/2035	4,000	3,861
County of Lehigh, Industrial Dev. Auth., Special Obligation Rev. Bonds (West Hills Business Center Project), Series 2014, 6.50% 7/1/2032	2,080	2,082
Maxatawny Township, Municipal Auth. Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2022-A, 5.00% 1/1/2040	365	371
Maxatawny Township, Municipal Auth. Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2022-A, 5.00% 1/1/2041	320	325
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (e)	35,635	34,276
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2038	1,000	949
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2039	1,000	933
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2044	2,500	2,236
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 5.00% 9/1/2051	1,240	1,223
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	1,275	1,284
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	450	441
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	7,195	7,209

165	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	USD19,000	$19,023
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2046	3,830	3,725
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	1,000	937
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	3,755	3,790
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2028	205	207
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2037	100	97
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2038	175	168
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 3.25% 12/1/2039	125	109
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	1,320	1,325
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2049	3,860	3,751
County of Montour, Geisinger Auth. Health System Rev. Bonds, Series 2020-A, 4.00% 4/1/2039	20,090	19,240
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 8/15/2043	1,000	1,011
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 8/15/2046	7,500	7,501
Pennsylvania State University Bonds, Series 2018, 5.00% 9/1/2048	5,955	6,038
Pennsylvania State University Bonds, Series 2024, 5.25% 9/1/2054	3,570	3,725
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2031	1,500	1,505
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2033	2,750	2,758
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2028	1,000	1,010
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, AGI, 4.00% 7/1/2040	3,660	3,429
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030	155	158
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	550	506
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	500	453
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2042	1,000	1,049
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2052	3,000	3,011
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.25% 10/1/2052	3,000	3,023
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2023-B, AGI, 5.50% 9/1/2053	3,000	3,160
Philadelphia School Dist., GO Bonds, Series 2016-F, BAM, 5.00% 9/1/2027	3,905	3,912
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2027	500	501
Philadelphia School Dist., GO Bonds, Series 2016-F, BAM, 5.00% 9/1/2027 (preref. 9/1/2026)	5	5
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2028	11,000	11,019
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2029	10,000	10,018
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2029	1,250	1,299
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2030	1,990	1,994
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2031	1,600	1,656
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2032	1,000	1,034
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2035	1,000	1,029
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2035	6,320	6,752
Philadelphia School Dist., GO Bonds, Series 2019-A, 4.00% 9/1/2036	3,500	3,503
Philadelphia School Dist., GO Bonds, Series 2019-A, 4.00% 9/1/2037	3,700	3,661
Philadelphia School Dist., GO Bonds, Series 2021-A, 4.00% 9/1/2037	3,765	3,702
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2037	1,850	1,898
Philadelphia School Dist., GO Bonds, Series 2019-A, 4.00% 9/1/2038	4,270	4,182
Philadelphia School Dist., GO Bonds, Series 2021-A, 4.00% 9/1/2046	10,500	9,570
Philadelphia School Dist., GO Rev. Ref. Bonds, Series 2007-A, NATL, 5.00% 6/1/2034	11,000	12,149
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, AGI, 5.00% 9/1/2032	1,000	1,101
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, AGI, 5.00% 9/1/2033	1,250	1,389
University of Pittsburgh, Commonwealth System of Higher Education, Asset Notes, Series 2025-A, 5.00% 2/15/2036	7,845	8,879
City of Pottsfield, Hospital Auth. Rev. Bonds (Lehigh Valley Health Network), Series 2016-B, 5.00% 7/1/2041 (preref. 1/1/2027)	1,000	1,009

American Funds Tax-Exempt Income Funds	166

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, AGI, 5.00% 6/1/2027	USD9,820	$10,012
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD CME Term SOFR + 0.83%) 3.457% 12/1/2031 (c)	1,700	1,692
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2026	125	125
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2030	330	333
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2031	195	196
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	525	464
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2032	1,000	1,024
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2033	1,500	1,535
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2039	3,410	3,371
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2039	1,200	1,189
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2040	4,000	3,929
Turnpike Commission, Turnpike Rev. Bonds, Series 2020-B, 5.00% 12/1/2040	1,000	1,047
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2041	2,175	2,135
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2042	3,125	3,048
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2042	5,500	5,576
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2042	2,735	2,940
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2043	8,140	7,881
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2043	2,735	2,644
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2043	1,790	1,916
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	2,075	1,949
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	20,450	21,173
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	4,000	4,129
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2044	700	762
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2046	2,000	1,844
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 12/1/2046	9,000	9,318
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2046	4,250	4,416
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2047	11,220	11,314
Turnpike Commission, Turnpike Rev. Bonds, Series 2023-A, 5.00% 12/1/2048	5,000	5,146
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	24,265	24,703
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.00% 12/1/2049	6,825	7,025
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	9,000	7,906
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2050	7,000	7,370
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 3.00% 12/1/2051	7,490	5,339
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 3.00% 12/1/2051	3,320	2,358
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2051	5,000	4,356
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2051	5,515	4,882
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.25% 12/1/2054	9,000	9,373
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-A, 5.25% 12/1/2055	10,000	10,413
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2055	3,000	3,127
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2043	2,935	3,141
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2044	4,500	4,785
		742,941
Puerto Rico 1.54%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033 (a)	415	439
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2033 (a)	2,580	2,746
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035 (a)	23,445	24,398
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037 (a)	1,855	1,933
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	2,295	2,410
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042 (a)	2,080	1,996
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.197% 7/1/2029 (c)	11,280	11,132
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	200	188
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	224,751	160,416
GO Taxable Bonds, Series 2022, 0% 11/1/2051 (c)	1,204	531
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	122,674	89,705

167	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	USD995	$996
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,870	1,838
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, NATL, 4.50% 10/1/2029	1,280	1,282
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2029 (a)	2,100	2,209
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2039 (a)	2,400	2,464
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	3,840	3,840
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	45	45
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	21,979	20,898
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2047 (c)	5,499	1,800
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2054 (c)	8,985	1,914
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	14,545	14,218
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	9,966	9,742
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2029	243	220
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	44,208	16,166
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-B-1, 0% 7/1/2046	10,000	3,657
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	5	5
		377,188
Rhode Island 0.18%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2032	640	641
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2034	1,505	1,507
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2036	500	500
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2037	250	250
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	2,130	2,131
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2046	10,010	10,014
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	1,365	1,239
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	3,865	3,351
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048	1,715	1,722
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 74, 3.00% 4/1/2049	3,320	3,291
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 71, 3.75% 10/1/2049	2,710	2,713
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 70, 4.00% 10/1/2049	1,225	1,229
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	5,785	5,717
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 76-A, 3.00% 10/1/2051	5,180	5,093
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	2,695	2,887
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	2,270	2,270
		44,555
South Carolina 2.01%
Clemson University, Higher Education Rev. Bonds, Series 2025-A, 5.00% 5/1/2055	5,000	5,117
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	5,211	1,858
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 2.65% 7/1/2035	1,055	927
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	165	166
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-B, 3.75% 1/1/2050	4,800	4,815
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-A, 4.00% 1/1/2050	1,495	1,506
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	420	423
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	2,545	2,514
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052	3,225	3,253
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	5,255	5,699
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	9,550	10,464
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	6,180	6,718
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Seneca Mill Lofts Apartments Project), Series 2025, 3.25% 1/1/2046 (put 2/1/2030)	5,880	5,842

American Funds Tax-Exempt Income Funds	168

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2034	USD805	$806
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2044	1,280	1,288
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2049	4,030	3,964
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2036 (preref. 8/15/2026) (a)(d)	6,100	6,104
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2017, 4.00% 11/15/2027	135	135
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 4.00% 12/1/2030	1,410	1,411
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.25% 11/1/2041	2,000	2,131
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.25% 11/1/2044	3,000	3,166
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2026 (a)	330	330
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036 (a)	2,500	2,491
Jobs-Econ. Dev. Auth., Lease Rev. Bonds (SPE Fayssoux Properties, LLC Project), Series 2016-A, 5.25% 8/15/2033	1,450	1,451
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-C, 5.00% 11/15/2047	1,090	1,090
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 11/15/2045	1,925	2,016
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 5/15/2046	5,000	5,209
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 11/15/2050	5,410	5,553
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 11/15/2045	1,300	1,362
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 11/15/2047	1,300	1,347
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.50% 11/15/2050	2,725	2,833
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 11/15/2054	3,110	3,176
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	16,065	17,089
Public Service Auth., Rev. Improvement Obligations, Series 2026-C, 5.00% 12/1/2036	2,125	2,360
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2040	10,595	11,068
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 4.00% 12/1/2041	5,640	5,346
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 4.00% 12/1/2042	5,690	5,377
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2043	7,750	8,037
Public Service Auth., Rev. Improvement Obligations, Series 2026-A, 5.00% 12/1/2043	1,650	1,753
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2051	6,890	6,975
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2042	1,675	1,778
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.25% 12/1/2050	8,025	8,354
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2055	13,905	14,031
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2026	1,250	1,259
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2034	900	904
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	1,090	1,095
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2036	1,885	1,893
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2037	500	502
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039	6,825	7,179
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	27,465	27,542
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2021-B, 4.00% 12/1/2047	3,570	3,245
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	2,930	2,852
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2042	5,500	5,859
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2049	24,500	25,240
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, 5.00% 12/1/2049	10,750	10,992
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2050	1,070	1,060
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2054	21,930	22,302
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2055	1,750	1,707

169	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2029	USD15	$15
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2031	1,770	1,772
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2033	1,545	1,546
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2034	2,105	2,107
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2035	4,705	4,708
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2036	9,320	9,326
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2038	3,380	3,382
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2028	2,730	2,749
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2030	3,010	3,028
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2034	3,625	3,643
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2035	4,270	4,290
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2038	5,195	5,044
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2042	5,000	4,719
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2044	2,000	2,104
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 4.00% 12/1/2045	470	439
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2045	2,000	2,095
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2047	59,900	54,441
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2047	3,500	3,613
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2048	3,500	3,595
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2052	34,450	29,818
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2055	30,260	25,829
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055	14,997	12,801
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055	11,906	10,162
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 4.00% 5/1/2047	1,540	1,395
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 5.00% 5/1/2052	2,030	2,071
University of South Carolina, Higher Education Rev. Bonds (Campus Village Project), Series 2021-A, 5.00% 5/1/2040	6,740	7,086
		492,742
South Dakota 0.21%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 4.00% 11/1/2040	1,750	1,634
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046	115	115
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	105	105
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 4.00% 11/1/2047	795	795
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	1,500	1,500
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048	1,530	1,541
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	590	592
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-A, 3.75% 11/1/2050	5,230	5,233
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051	3,525	3,512
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	3,990	3,935
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-B, 3.00% 11/1/2052	630	620
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	370	380
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-A, 6.00% 5/1/2054	4,255	4,477
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	980	1,049
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	6,125	6,584
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	14,580	16,043
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	2,840	3,165
		51,280
Tennessee 0.79%
City of Clarksville, Water Sewer and Gas Rev. Bonds, Series 2021-A, 4.00% 2/1/2051	7,450	6,701
Health and Education Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018, 4.00% 7/1/2040	6,000	5,704
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Parkwood Villa Apartments), Series 2025, 3.15% 12/1/2042 (put 12/1/2027)	750	751
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2032	3,250	3,506
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2034	12,655	13,818
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2037	7,725	8,425

American Funds Tax-Exempt Income Funds	170

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2043	USD2,445	$2,576
Health and Educational Facs. Board, Multi Family Rev. Bonds (841 Cowan Apartments), Series 2026, 3.05% 4/1/2044 (put 4/1/2029)	2,130	2,113
Health and Educational Facs. Board, Rev. Bonds (Ascension Senior Credit Group), Series 2025-B-1, 5.00% 11/15/2048 (put 2/1/2028)	1,770	1,889
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	825	823
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 2.45% 7/1/2030	1,760	1,681
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.65% 7/1/2034	805	716
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	155	155
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-1, 4.00% 1/1/2043	1,175	1,178
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045	150	150
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046	235	235
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	160	160
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-3, 3.50% 1/1/2048	530	530
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048	6,655	6,702
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-2, 4.00% 1/1/2049	2,390	2,399
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049	720	724
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	1,485	1,495
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-1-A, 3.50% 7/1/2050	1,290	1,283
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-1, 3.00% 7/1/2051	1,575	1,555
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	275	283
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-1A, 6.00% 1/1/2056	900	975
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-2-A, 6.00% 1/1/2056	3,125	3,438
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	1,000	1,000
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev. Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-B-1, BAM, 5.00% 7/1/2049	1,220	1,236
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev. Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.25% 7/1/2049	1,250	1,286
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2041	1,895	2,027
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2042	1,900	2,025
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2047	6,705	6,987
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054	1,460	1,494
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	745	742
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 7/1/2046	4,000	4,025
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2017-A, 5.00% 7/1/2046	4,000	4,025
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	8,000	8,201
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2054	5,000	4,437
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	24,605	25,644
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2/1/2027	1,165	1,173
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	56,455	58,665
		192,932
Texas 12.44%
Affordable Housing Corp., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	4,590	4,806
Affordable Housing Corp., Single Family Mortgage Rev. Bonds (Texas Heroes Home Loan Program), Series 2019-A, 4.25% 3/1/2049	825	830
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 4.00% 8/15/2036	3,000	3,012
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2029	1,750	1,843
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	6,075	5,380
Aledo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2036	1,000	1,001
Alief Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2021, 2.00% 2/15/2036	1,990	1,583
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	1,375	1,392
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2030	1,000	1,070
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2021, 3.00% 2/15/2037	5,085	4,507
Anna Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 2/15/2050	3,115	3,274

171	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2027	USD1,210	$1,224
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2042	2,000	2,009
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2034	650	658
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2036	915	924
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2037	1,445	1,459
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2047	2,625	2,633
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.125% 6/15/2034 (a)	770	752
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.25% 6/15/2039 (a)	1,075	1,003
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044 (a)	510	467
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.75% 6/15/2049 (a)	420	378
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054 (a)	420	372
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2034	330	332
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2035	1,000	1,004
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2036	385	385
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2038	900	885
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2039	470	455
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	390	371
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044	740	692
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2049	6,885	6,078
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2054	9,260	7,860
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2032	1,000	946
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2034	1,000	1,007
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2035	1,000	1,003
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2037	1,000	990
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2051	9,545	6,648
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2032	600	627
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2047	4,050	4,138
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2057	13,120	13,137
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	170	170
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	1,880	1,883
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2037	725	726
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2042	4,165	4,193
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	1,100	1,082
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2048	2,345	2,321
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2049	1,725	1,483

American Funds Tax-Exempt Income Funds	172

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2029	USD1,500	$1,548
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2030	1,000	1,030
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2031	1,100	1,132
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2032	1,000	1,027
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2035	2,245	2,297
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2038	1,000	1,019
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2043	11,495	11,646
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.50% 9/1/2044	1,020	1,005
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.75% 9/1/2048	1,250	1,231
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.625% 9/1/2051	1,105	1,054
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.00% 9/1/2054	1,280	1,087
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2037	2,660	2,662
City of Austin, Airport System Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 11/15/2051	3,000	3,073
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2032	1,100	1,105
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2033	2,220	2,230
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2034	2,000	2,009
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2035	1,125	1,130
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2036	3,605	3,619
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2037	2,000	2,007
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2041	2,500	2,507
City of Austin, Airport System Rev. Bonds, Series 2019-A, 5.00% 11/15/2049	5,000	5,051
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2023, 5.00% 11/15/2048	4,750	4,896
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2031	1,130	1,136
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2032	1,000	1,005
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2033	1,000	1,005
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2024, 5.00% 11/15/2050	5,000	5,152
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2036	1,000	1,109
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2044	4,240	4,476
City of Austin, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 11/15/2035	6,000	6,714
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2035	4,500	4,519
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2036	1,565	1,577
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2036	6,985	7,012
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2041	1,750	1,686
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2045	11,795	11,822
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2046	3,800	3,828
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034	1,000	1,113
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,625	1,780
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,000	1,088
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,500	1,620
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,000	1,069
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	1,000	1,064
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	1,200	1,270
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	1,830	1,935
Bastrop Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2042	1,090	1,146
Bastrop Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	1,250	1,285
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	4,210	3,953
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2036	500	456
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2037	1,000	894
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.625% 9/1/2045	1,150	1,113
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2048	1,300	1,108
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2050	1,675	1,403
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2033	2,000	2,018
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2034	3,105	3,361
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2035	6,155	6,204
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2036	10,150	10,225
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2036	2,745	2,939
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2039	2,220	2,182
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2040	1,500	1,458
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2/15/2045	2,500	2,541
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2037	1,500	1,502
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2038	3,000	2,981
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2038	4,200	4,274

173	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2039	USD1,500	$1,474
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2040	2,150	2,089
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	7,120	7,121
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2046	1,010	917
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2047	1,060	951
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2048	1,115	986
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2049	1,170	1,027
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2050	1,230	1,071
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.50% 4/1/2048	1,220	1,105
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2052	1,220	1,049
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2039	1,025	933
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2045	1,140	979
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2049	1,000	802
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2049	1,010	810
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2043	1,000	894
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2049	1,020	853
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2054	1,080	897
City of Bryan, Electric System Rev. Bonds, Series 2018, 4.00% 7/1/2043	4,285	3,898
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2027	700	701
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2028	1,405	1,407
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, AGI, 5.00% 7/1/2029	415	422
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, AGI, 5.00% 7/1/2030	650	660
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-A, 4.375% 9/1/2049	1,165	976
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-B, 4.50% 9/1/2049	1,080	923
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2042	1,000	1,060
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2043	710	751
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2044	695	732
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050	14,475	12,975
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,395	1,510
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	3,335	3,550
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	3,610	3,818
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2044	1,670	1,759
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2049	14,590	13,367
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.25% 2/15/2050	4,000	4,237
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	5,045	4,468
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 4.00% 1/1/2051	1,315	1,157
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2036	525	574
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2037	400	433
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2048	2,000	2,064
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	3,460	3,290
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2033	765	845
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2038	1,235	1,346
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2034	6,000	6,581
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2035	4,615	5,058
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2042	1,920	2,018
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2016-A, 5.00% 8/15/2046	2,000	2,000
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-A, 5.00% 2/15/2035	2,275	2,472
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	405	405
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2033	2,125	2,144
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2034	2,300	2,313
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2038	1,085	1,021
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2041	1,400	1,338
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2042	1,400	1,330
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2044	5,000	4,643

American Funds Tax-Exempt Income Funds	174

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047	USD6,040	$5,106
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2048	6,050	6,101
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2048 (preref. 8/1/2028)	420	437
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2051	9,295	7,526
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 5.00% 8/15/2028	500	522
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 3.00% 8/15/2037	1,455	1,257
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	1,465	1,351
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.60% 12/1/2049	3,455	3,108
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Yes Prep Public Schools, Inc.), Series 2020, 5.00% 4/1/2027	560	568
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2037	500	533
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2039	1,200	1,265
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2049	4,000	3,557
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054	3,705	3,204
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2036	830	884
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2037	790	836
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	660	697
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2039	650	682
County of Colin Municipal Utility Dist. No. 10, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2046	1,005	911
County of Colin Municipal Utility Dist. No. 10, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2054	1,090	942
County of Collin, Limited Tax Permanent Improvement Bonds, Series 2026, 5.00% 2/15/2045	2,000	2,121
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2045	1,005	951
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2047	1,115	1,034
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2049	1,230	1,118
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2051	1,355	1,216
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2042	1,335	1,431
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2043	1,020	1,089
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2044	1,055	1,120
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2030	1,000	1,077
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2031	1,400	1,524
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2034	1,500	1,669
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2040	1,455	1,559
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047	2,500	2,305
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2040	2,000	2,119
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2042	1,450	1,523
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2043	450	470
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2044	1,500	1,557
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2045	1,400	1,448
City of Corpus Christi, General Improvement Bonds, Series 2026, 5.00% 3/1/2046	1,190	1,223
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	9,535	8,474
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2036	1,000	1,024
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2037	1,945	1,987
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2038	1,775	1,809
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2043	9,240	9,359
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2048	7,000	7,053
Cresson Crossroads Municipal Utility Dist. No. 2 Defined Area 3, Unlimited Tax Road Bonds, Series 2024, 4.625% 9/15/2047	1,455	1,405

175	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Cresson Crossroads Municipal Utility Dist. No. 2 Defined Area 3, Unlimited Tax Road Bonds, Series 2024, 4.625% 9/15/2054	USD1,130	$1,052
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 5.00% 2/15/2029	1,000	1,054
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2039	2,000	2,160
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2040	2,000	2,148
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2041	2,750	2,938
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2042	2,500	2,661
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2043	3,750	3,977
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 11/1/2037	5,000	5,464
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 11/1/2040	2,500	2,677
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 11/1/2037	6,125	6,126
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2037	2,000	2,145
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2040	5,125	5,411
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 4.00% 11/1/2045	1,025	960
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)	1,690	1,703
City of Dallas, GO Rev. Ref. and Improvement Bonds, Series 2023-A, 5.00% 2/15/2027	5,765	5,837
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2034	2,000	1,994
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2036	1,000	965
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2037	1,250	1,202
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2038	1,000	956
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033	5,500	5,501
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2036	5,400	5,413
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2042	8,700	8,791
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2046	7,250	7,303
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	10,000	8,766
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2043	4,405	2,967
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2044	1,000	662
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2045	1,000	652
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A-5, 5.00% 2/15/2055 (put 2/15/2030)	3,330	3,521
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A-6, 5.00% 2/15/2055 (put 2/15/2031)	10,000	10,719
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-B, 5.00% 2/15/2056 (put 2/15/2030)	6,440	6,804
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2037	700	695
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 4.00% 8/15/2038	1,000	981
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2039	750	728
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2040	1,000	949
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2045	2,500	2,282
City of Denton, Certs. of Obligation, Series 2020, 2.00% 2/15/2034	1,400	1,188
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2029	3,500	3,520
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2033	14,180	14,242
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2035	6,775	6,801
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2036	7,500	7,526
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.625% 9/1/2043	1,170	1,133
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2046	1,355	1,324
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2048	1,025	976
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.00% 9/1/2050	1,125	919
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2028	2,500	2,613
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.50% 4/1/2045	1,230	1,199

American Funds Tax-Exempt Income Funds	176

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.625% 4/1/2047	USD1,365	$1,332
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.75% 4/1/2049	1,510	1,471
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.75% 4/1/2051	1,675	1,616
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2053	1,855	1,569
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	5,000	4,394
Eagle Pass Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-N, 5.00% 8/15/2051	1,500	1,553
Eagle Pass Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-N, 5.00% 8/15/2056	1,000	1,023
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, AGI, 5.00% 8/15/2040	1,000	1,045
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, AGI, 5.00% 8/15/2042	1,000	1,037
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, AGI, 5.25% 8/15/2049	3,675	3,829
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2040	1,000	958
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2041	1,000	943
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2044	1,570	1,450
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2047	1,750	1,562
City of El Paso, Water and Sewer Improvement and Rev. Ref. Bonds, Series 2023, 5.25% 3/1/2049	5,000	5,193
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2034	1,100	1,204
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2035	1,000	1,099
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.50% 2/15/2050	2,000	2,101
County of El Paso, Hospital Dist. Rev. Ref. Bonds, Series 2024, BAM, 4.125% 2/15/2049	1,000	869
County of El Paso, Hospital Dist. Rev. Ref. Bonds, Series 2024, BAM, 4.25% 2/15/2054	1,265	1,107
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 8/15/2037	4,500	4,908
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 8/15/2041	2,320	2,475
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 8/15/2042	2,265	2,408
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.625% 9/1/2042	1,000	959
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.625% 9/1/2046	1,000	945
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.75% 9/1/2050	1,230	1,162
Flour Bluff Independent School Dist., Unlimited Tax Building Bonds, Series 2025, 5.00% 8/15/2044	2,325	2,485
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2048	2,260	2,319
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2039	1,205	1,154
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2048	1,430	1,294
County of Fort Bend, Municipal Utility Dist. No. 232, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2049	1,215	1,028
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	1,750	1,750
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2039	1,125	1,087
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.375% 11/1/2041	1,240	1,173
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2043	1,365	1,310
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2045	1,505	1,427
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2047	1,660	1,542
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2049	1,830	1,609
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.625% 9/1/2045	1,260	1,251
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.75% 9/1/2048	1,455	1,429
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.125% 9/1/2050	1,100	974
Fort Bend County, Toll Road Rev. and Rev. Ref. Bonds, Series 2025, AGI, 5.25% 3/1/2055	25,000	25,842
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 3.00% 3/1/2034	1,500	1,405
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2018, 5.00% 8/15/2027	1,080	1,105
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	2,985	2,985
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-B, 3.125% 8/1/2056 (put 8/1/2029)	3,000	2,987
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2032	750	765
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2033	705	715
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2034	1,000	1,009
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2038	2,990	3,206
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2041	5	5
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2029	1,400	1,476
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2035	1,040	1,047
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2040	1,195	1,096
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2043	1,080	975
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2046	1,270	1,118
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2049	1,490	1,268
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.375% 4/1/2053	1,050	865

177	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2045	USD1,335	$1,273
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2047	1,480	1,386
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2049	1,645	1,509
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.50% 6/1/2051	1,830	1,690
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2046	1,900	1,687
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2019, 4.00% 3/1/2049	1,200	1,034
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2051	2,250	1,908
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2040	1,250	1,328
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2041	1,700	1,798
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2042	2,000	2,109
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 4.00% 2/15/2044	2,450	2,312
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 2.00% 8/15/2034	2,075	1,758
GO Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 2/15/2038	4,500	3,916
Gonzales Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/1/2049	2,635	2,378
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2045	8,500	7,765
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2049	8,480	7,425
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2049	10,135	10,358
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	13,170	11,626
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2019-A, 5.00% 11/1/2037	3,170	3,299
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-A, 5.00% 12/1/2043	1,155	1,171
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2046	1,135	1,018
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-A, 5.00% 12/1/2047	1,145	1,151
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2050	1,130	975
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2044	1,340	1,164
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2049	1,710	1,373
County of Harris, Municipal Utility Dist. No. 532, Unlimited Tax Road Bonds, Series 2025, BAM, 4.50% 9/1/2049	1,290	1,194
County of Harris, Municipal Utility Dist. No. 532, Unlimited Tax Road Bonds, Series 2025, BAM, 4.625% 9/1/2052	1,155	1,063
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.50% 4/1/2046	1,035	999
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2051	1,135	1,032
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2050	1,105	903
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 4.00% 10/1/2036	1,380	1,391
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2047	1,665	1,729
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2051	2,350	2,417
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	1,655	1,686
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2026-B, 5.25% 9/15/2051	3,000	3,152
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	12,975	13,216
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2026-B, 5.00% 9/15/2056	5,000	5,097
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2029	10,490	11,116
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2030	9,910	10,628
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2037	5,155	5,572
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2042	4,945	5,177
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, AGI, 3.125% 11/15/2056	1,000	690
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2031	2,500	2,575
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2033	1,000	1,027
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2043	3,000	3,043
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 4.00% 8/15/2048	1,500	1,315
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2025-A, 5.00% 8/15/2050	9,670	9,969
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054	12,435	10,592
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 5.25% 8/15/2054	1,920	1,995
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2033	1,220	1,221
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2041	2,000	2,001
County of Harris, Toll Road Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2045	5,000	4,545
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2047	7,300	7,303
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	12,550	12,784
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2033	90	90
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	12,175	11,910
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 12/1/2026	2,500	2,518
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020-C-3, 5.00% 6/1/2032 (put 12/1/2026)	500	506

American Funds Tax-Exempt Income Funds	178

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2028	USD1,000	$1,001
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2032	1,000	1,001
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-A, 3.00% 10/1/2039	5,000	4,204
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 4.00% 10/1/2041	1,000	944
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 4.00% 10/1/2042	1,520	1,426
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	26,885	18,927
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2020-A, 4.30% 7/1/2040	7,575	7,497
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2029	14,930	15,839
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2031	3,190	3,460
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2033	5,000	5,494
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2027	3,100	3,180
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2030	1,820	1,861
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2031	2,250	2,298
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 4.00% 11/15/2035	12,045	11,801
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2045	1,205	1,168
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2045	1,095	1,008
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2048	1,095	975
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2051	1,095	950
County of Harris Flood Control Dist., Improvement Rev. Ref. Bonds, Series 2026-A, 5.00% 9/15/2051	4,000	4,120
County of Hidalgo, Drainage Dist. No. 1, Unlimited Tax Improvement Bonds, Series 2019, 5.00% 9/1/2032	1,900	1,931
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049	2,140	2,158
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	4,875	4,798
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053	10,065	10,688
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	13,730	14,899
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054	25,620	27,573
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	10,235	11,136
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	3,935	4,342
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.00% 9/1/2045	1,230	964
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 9/1/2047	6,049	5,166
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049	1,200	1,207
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	6,505	6,552
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	8,075	7,922
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053	945	1,022
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	5,570	6,040
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	1,700	1,769
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2030	3,825	3,966
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2033	1,000	1,034
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2034	2,270	2,343
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2035	2,000	2,061
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2036	8,000	8,229
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2037	2,500	2,567
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2038	2,500	2,562
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, 4.25% 7/1/2053	4,000	3,625
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2031	8,750	8,766
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2020-C, 4.00% 11/15/2049	1,030	901
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2032	2,000	2,083
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/15/2033	5,245	5,593
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036	10,000	10,004
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2038	10,000	10,291

179	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-D, 5.00% 11/15/2039	USD3,000	$3,003
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2039	3,475	3,568
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, AGI, 5.00% 9/1/2043	1,600	1,696
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, AGI, 5.00% 9/1/2045	3,500	3,680
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.25% 9/1/2051	10,000	10,345
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.50% 9/1/2058	3,375	3,552
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, CAB, Series 2026-C, AGI, 0% 9/1/2049	11,355	3,521
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Bonds, CAB, Series 2001-B, AMBAC, 0% 9/1/2027	810	783
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2026-A, 5.00% 9/1/2044	4,400	4,634
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2028	3,060	3,063
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2029	1,000	1,001
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2030	1,000	1,001
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2031	1,555	1,556
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2032	1,000	1,001
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	21,685	22,755
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 4.125% 3/1/2051	3,650	3,251
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2040	750	803
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2042	1,750	1,864
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2043	2,500	2,659
City of Houston, Water and Sewer System Rev. Bonds, CAB, Series 1998-A, AGI, 0% 12/1/2028	16,525	15,371
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2042	2,000	2,129
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2043	1,450	1,537
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 4.00% 2/15/2052	4,410	3,941
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2050	3,450	3,114
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2040	1,000	1,064
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2041	1,000	1,058
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2042	1,250	1,318
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 4.125% 8/1/2049	3,855	3,449
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 4.25% 8/1/2054	10,000	9,035
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/1/2050	2,500	2,600
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054	3,075	3,154
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2031	125	127
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032	440	447
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2034	300	304
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2043	1,750	1,705
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	840	908
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2037	3,275	3,522
Jarrell Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	8,000	7,040
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2040	900	953
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2041	1,065	1,126
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2042	1,300	1,372
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2043	1,670	1,756
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2044	1,475	1,544
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2040	2,000	2,176
Katy Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053	6,000	5,290

American Funds Tax-Exempt Income Funds	180

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2033	USD345	$349
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2034	360	363
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2035	375	377
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2036	780	782
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2037	810	810
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2038	845	838
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2039	880	861
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2040	615	587
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2033	310	314
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2034	500	505
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2035	300	302
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2036	440	441
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2037	655	655
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2038	610	605
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2039	895	876
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2040	750	715
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2045	1,500	1,374
Kaufman Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2054	1,900	1,945
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 5.00% 9/1/2043	1,220	1,223
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.875% 9/1/2046	1,430	1,406
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.375% 9/1/2048	1,090	952
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.375% 9/1/2050	1,215	1,043
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	1,000	1,002
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2035	3,080	3,086
Klein Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2031	5,500	5,988
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,025	1,096
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,060	1,127
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	1,880	1,992
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	1,975	2,083
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,100	2,210
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2039	1,055	975
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2043	1,045	934
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2047	1,255	1,089
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2050	1,105	941
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 5.00% 2/15/2039	3,000	3,172
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 5.00% 2/15/2040	3,000	3,155
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2026, 5.00% 2/15/2045	2,500	2,644
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 4.00% 2/15/2053	7,080	6,060
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 8/1/2036	1,205	1,223
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.00% 9/1/2030	1,410	1,433
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.125% 9/1/2033	1,050	1,072
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.25% 9/1/2036	1,235	1,259
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.50% 9/1/2039	1,445	1,470
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042	1,195	1,215
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2045	1,995	2,020
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2049	3,205	3,205
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2030	575	503
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2031	720	606
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2032	720	582
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2036	3,000	3,008
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	6,430	5,659
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051 (a)	6,585	6,590
Lone Star College System, Limited Tax GO Bonds, Series 2017-A, 5.00% 8/15/2032	1,000	1,009
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 8/15/2046	965	902

181	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 8/15/2046 (preref. 8/15/2030)	USD35	$36
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2051	1,000	901
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038	1,000	1,040
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2038	1,905	2,067
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	13,000	13,368
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2039	4,400	4,739
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2040	4,415	4,561
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2026-A, 5.00% 5/15/2041	3,645	3,883
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Rev. Bonds (LCRA Transmission Services Corp. Project), Series 2026, 5.00% 5/15/2046	2,150	2,228
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Rev. Bonds (LCRA Transmission Services Corp. Project), Series 2026, 5.25% 5/15/2056	12,500	12,896
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2030	2,500	2,627
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2031	1,000	1,048
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2032	3,700	3,809
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2033	1,250	1,285
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2034	1,240	1,273
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2034	1,500	1,561
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2036	1,000	1,047
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2037	1,000	1,044
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2038	1,000	1,009
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2038	1,585	1,649
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2039	1,000	1,008
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2039	1,565	1,622
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2040	810	830
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2045	2,015	2,062
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019-A, 4.00% 5/15/2049	5,000	4,265
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2050	2,500	2,536
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2024-A, AGI, 5.00% 5/15/2054	21,000	21,316
City of Lubbock, GO Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2041	1,405	1,503
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2039	1,355	1,439
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2040	2,400	2,539
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2041	2,000	2,117
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2042	2,600	2,745
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2043	2,780	2,923
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2044	3,770	3,946
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2036	3,850	3,481
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2037	2,920	2,596

American Funds Tax-Exempt Income Funds	182

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC, 4.40% 5/1/2030	USD1,450	$1,510
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2042	1,005	998
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.625% 9/1/2043	1,055	1,057
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2044	1,110	1,093
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2045	1,165	1,068
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2046	1,225	1,112
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2044	3,680	3,855
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	330	328
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053	3,000	2,658
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2040	1,000	1,071
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2042	1,000	1,062
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2043	1,000	1,058
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2044	1,000	1,054
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054	4,000	3,520
Miralomas Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2049	1,005	825
County of Montgomery, Fresh Water Supply Dist. No. 6, Unlimited Tax Bonds, Series 2025, 4.50% 8/1/2045	1,035	926
County of Montgomery, Fresh Water Supply Dist. No. 6, Unlimited Tax Bonds, Series 2025, 4.375% 8/1/2054	1,095	906
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.125% 4/1/2039	1,425	1,432
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.375% 4/1/2045	1,430	1,433
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.375% 4/1/2050	1,610	1,561
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2042	1,410	1,343
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2044	1,550	1,461
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2046	1,700	1,578
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2048	1,875	1,700
Montgomery County Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.375% 12/1/2041	1,140	1,094
Montgomery County Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.50% 12/1/2045	1,140	1,087
Montgomery County Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.50% 12/1/2048	1,010	934
Montgomery County Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.625% 12/1/2051	1,170	1,082
Montgomery County Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2046	1,005	890
Montgomery County Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2050	1,010	878
Montgomery County Municipal Utility Dist. No. 211, Unlimited Tax Bonds, Series 2025, 4.75% 9/1/2047	1,085	1,044
Montgomery County Municipal Utility Dist. No. 211, Unlimited Tax Bonds, Series 2025, 4.75% 9/1/2052	1,195	1,100
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.50% 11/1/2044	1,455	1,413
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.625% 11/1/2046	1,105	1,064
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.375% 11/1/2048	1,230	1,113
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.00% 11/1/2050	1,370	1,151
Montgomery Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2048	5,005	4,539
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	720	728
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.71% 9/15/2027 (c)	3,695	3,691
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 3.281% 9/15/2027 (c)	26,370	26,412
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.67 + 1.045%) 3.50% 9/15/2027 (c)	9,050	9,069
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027	7,270	7,437
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	2,570	2,664
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	12,010	12,536
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	2,000	2,099
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	24,745	26,381
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	33,505	34,550
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2026-A, 5.25% 3/1/2037	36,675	38,595

183	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2030	USD1,000	$983
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2032	1,565	1,492
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2034	1,250	1,156
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2038	1,000	848
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2046	1,000	731
Municipal Utility Dist. No. 406, Unlimited Tax Bonds, Series 2019, 3.125% 9/1/2044	180	135
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049	1,405	1,418
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049 (preref. 2/15/2028)	490	506
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049 (preref. 2/15/2028)	465	481
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049 (preref. 2/15/2028)	250	258
New Braunfels Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2052	3,180	2,830
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	750	820
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	2,000	2,122
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,190	2,324
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2044	1,250	1,323
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	2,500	2,584
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2049	7,500	6,872
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2036 (a)	1,000	907
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2041 (a)	1,245	1,050
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2046 (a)	1,430	1,146
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 8/15/2033	6,000	6,007
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2042	2,590	2,803
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2043	3,625	3,910
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2044	7,000	7,518
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2045	7,000	7,489
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2047	4,000	4,022
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.50% 8/15/2049	28,185	30,368
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	1,000	1,000
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	1,550	1,550
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2049	5,600	4,781
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2060	2,500	2,403
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)	1,500	1,523
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)	875	888
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2055	8,380	8,510
Newark Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Austin Achieve Public School, Inc.), Series 2022, 4.00% 6/15/2052	2,000	1,716
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	30,270	24,743
Newport Municipal Utility Dist. Defined Area No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 4/1/2042	1,075	945
Newport Municipal Utility Dist. Defined Area No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 4/1/2050	1,650	1,345
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2/1/2032	4,300	4,756

American Funds Tax-Exempt Income Funds	184

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2033	USD1,125	$1,147
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2034	910	923
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2044	2,500	2,285
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2051	9,070	7,716
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2058	2,775	2,290
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2060	25,000	20,741
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2031	2,100	2,114
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2033	1,200	1,207
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034	1,250	1,257
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 12/15/2041	15,790	14,683
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2039	1,245	1,056
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2040	1,265	1,056
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2033	1,440	1,451
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2034	2,000	2,014
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2035	1,200	1,208
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2035	2,245	2,260
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2036	2,500	2,515
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2037	3,000	3,017
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2038	4,855	4,940
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2038 (preref. 1/1/2028)	3,445	3,556
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2022-A, 4.125% 1/1/2040	3,215	3,141
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2043	33,470	33,878
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2038	2,500	2,456
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2039	2,500	2,409
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2040	2,000	1,880
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2041	2,000	1,853
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	6,000	6,376
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2043	1,125	1,189
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	2,430	2,436
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048 (preref. 1/1/2027)	270	273
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2037	18,005	16,151
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.50% 3/1/2044	1,395	1,348
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.00% 3/1/2046	1,045	926
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.00% 3/1/2048	1,155	1,000
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.00% 3/1/2050	1,275	1,081
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2031	1,000	1,090
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	2,000	2,151
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2049	4,320	4,457
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2034	1,250	1,263
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2035	650	654
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2039	1,800	1,727
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2038	875	946
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2040	1,305	1,394
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2042	1,380	1,466
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2043	1,040	1,100
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034	2,500	2,636
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2035	1,500	1,578
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	2,000	2,046
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2036	1,000	1,049
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,000	1,045
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,500	1,563
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2039	3,500	3,503
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	750	779
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2040	3,000	3,003

185	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	USD1,085	$1,124
Pine Forest Municipal Utility Dist., Unlimited Tax Bonds, Series 2025, 4.75% 9/1/2049	1,175	1,086
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2041	2,250	2,397
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	1,815	1,925
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2043	1,910	2,023
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2044	2,000	2,113
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	1,500	1,595
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2043	1,000	1,058
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2050	2,750	2,827
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2054	11,715	10,374
Public Fin. Auth., Rev. Fncg. System Bonds (Texas Southern University), Series 2016, BAM, 4.00% 5/1/2033	665	665
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.50% 8/15/2045	1,950	1,774
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 8/15/2053	2,000	1,661
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2041	1,640	1,412
Red River Education Fin. Corp., Higher Education Rev. Ref. and Improvement Bonds (Texas Christian University Project), Series 2024, 5.00% 3/15/2035	7,150	7,973
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2041	1,130	1,017
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.625% 9/1/2046	1,065	972
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.625% 9/1/2050	1,050	921
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2034	1,250	1,255
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.50% 9/1/2043	1,020	939
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.625% 9/1/2047	1,260	1,132
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.625% 9/1/2050	1,140	1,000
Richardson Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2038	1,830	2,025
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.25% 9/1/2040	1,445	1,291
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.50% 9/1/2045	1,190	1,058
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.375% 9/1/2049	1,240	1,039
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 4.00% 2/1/2034	325	329
Royal Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-A, 5.00% 2/15/2051	9,500	9,764
Royse City Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,000	1,067
Royse City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2053	1,440	1,470
City of San Angelo, Combination Tax and Rev. Certs. Of Obligation, Series 2023, 4.00% 2/15/2044	1,905	1,741
San Angelo Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	3,000	3,329
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)	8,350	8,281
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2029	4,000	4,006
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2030	415	443
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2038	1,750	1,836
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2039	2,000	2,090
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2040	2,465	2,566
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2040	2,000	2,098
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2023-A, 5.25% 2/1/2040	2,500	2,691
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2023-B, 5.25% 2/1/2040	3,730	4,015
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2041	1,250	1,190
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2041	2,000	2,076
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.00% 2/1/2041	1,250	1,327
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2042	4,400	4,587
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2043	1,250	1,165
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2044	4,000	4,068
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2044	2,000	2,079
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2044	1,680	1,762
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-C, 5.00% 2/1/2044	2,000	2,098
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2044	3,340	3,567
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2045	1,600	1,633
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2046	5,985	6,159
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2048	6,180	6,244
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2049	1,000	1,014
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2049	23,590	24,114
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2049	4,000	4,117
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2054	8,000	8,169
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-C, 5.00% 2/1/2054	3,725	3,804

American Funds Tax-Exempt Income Funds	186

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	USD5,415	$5,370
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	5,765	5,684
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	5,935	5,905
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.15% 2/1/2055 (put 12/1/2031)	11,115	10,828
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2015-B, 4.00% 5/15/2040	7,000	6,482
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040	7,305	7,769
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2041	8,330	8,818
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2013-F, 1.00% 5/1/2043 (put 11/1/2026)	2,000	1,989
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2043	9,650	10,161
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 5/15/2045	2,165	2,226
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2025-C, 5.00% 5/15/2047	10,820	11,415
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 5/15/2048	2,555	2,585
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.25% 5/15/2048	17,500	18,521
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2021-A, 4.00% 5/15/2051	1,000	871
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.25% 5/15/2052	11,115	11,703
City of San Antonio, Water System Rev. Bonds, Series 2020-C, 3.00% 5/15/2042	2,000	1,568
City of San Antonio, Water System Rev. Bonds, Series 2020-C, 5.00% 5/15/2046	3,330	3,420
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/15/2052	5,285	5,413
San Jacinto Community College Dist., GO Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2046	3,500	3,181
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2048	4,530	4,665
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030	4,010	4,264
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, AGI, 4.00% 9/1/2035	465	465
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, AGI, 4.00% 9/1/2037	775	769
Splendora Independent School Dist., Unlimited Tax School Building Bonds (Montgomery County), Series 2023, 5.00% 2/15/2041	1,530	1,611
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2029	375	397
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	1,940	2,079
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2040	2,210	2,350
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2041	2,000	2,119
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	2,835	2,991
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2043	1,000	1,053
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2044	1,000	1,050
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2045	1,000	1,046
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2050	3,500	3,584
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	2,500	2,398
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2038	2,500	2,384
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	1,545	1,452
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	1,250	1,169
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	3,775	3,522
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2035	5,000	5,558
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2039	2,400	2,583
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2043	2,800	2,961
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2044	5,945	6,253
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2045	5,000	4,646
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2041	3,000	2,875
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2042	2,725	2,577

187	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2047	USD1,350	$1,201
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2052	2,315	1,986
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	3,000	2,967
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2030	60	60
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	1,500	1,501
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-1, 5.00% 11/15/2051 (put 11/15/2032)	10,000	10,800
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	11,600	12,702
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2022-A, 4.00% 7/1/2053	1,000	856
Tarrant County, Hospital Dist., Limited Tax Bonds, Series 2023, 4.00% 8/15/2043	2,500	2,333
Tarrant County, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.625% 12/1/2045	1,015	1,007
Tarrant County, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.00% 12/1/2049	1,220	1,045
Terrell Housing Fin. Corp., Multi Family Housing Rev. Bonds (Terrell Family Apartments), Series 2026, 3.30% 9/1/2044 (put 9/1/2029)	27,445	27,427
Terrell Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 8/1/2042	2,000	2,161
Texas City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 8/15/2040	1,000	980
Texas City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 8/15/2053	6,430	5,657
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2041	7,235	7,735
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 5/15/2033	1,000	1,015
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2022, 5.25% 5/15/2047	2,735	2,854
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2025-A, 5.00% 5/15/2050	1,000	1,032
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024-A, BAM, 5.00% 10/1/2030	1,000	1,068
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2049	8,580	8,702
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 4.375% 10/1/2054	2,000	1,823
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2035	1,145	1,160
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2036	1,180	1,195
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2042	5,000	5,309
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049	7,940	7,162
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.25% 3/15/2054	14,385	14,890
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2043	1,075	957
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2045	1,185	1,055
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2047	1,305	1,134
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.50% 11/15/2047	1,890	1,755
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.50% 11/15/2048	1,025	935
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2049	1,335	1,136
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.50% 11/15/2049	1,080	976
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.625% 11/15/2050	1,140	1,040
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.625% 11/15/2051	1,200	1,084
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2041	6,000	6,317
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2038	850	491
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2039	950	518
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2040	800	413
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2041	1,425	694
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2043	2,185	950
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2044	2,850	1,169

American Funds Tax-Exempt Income Funds	188

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.00% 10/1/2050	USD5,000	$5,178
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2050	20,725	21,894
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2055	17,300	18,100
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.50% 10/1/2055	8,610	9,194
Trenton River Auth., Wastewater Treatment System Rev. Improvement Bonds (Denton Creek Regional), Series 2026, 5.00% 2/1/2038	6,635	7,270
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2028	26,715	24,991
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2029	22,525	20,285
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2031	1,000	1,018
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2032	1,000	1,017
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2/15/2030	4,440	4,427
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2035	12,155	13,645
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2036	8,000	8,918
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2037	13,440	14,880
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2039	1,000	1,087
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2031	3,040	3,138
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2032	2,185	2,253
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2033	2,000	2,061
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2036	2,000	2,054
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2037	1,800	1,846
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2038	2,100	2,150
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2039	2,125	2,170
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2044	5,000	5,078
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2026-A, 5.00% 7/1/2034	2,280	2,546
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2036	2,115	2,379
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-B, 5.00% 8/15/2051	4,630	4,771
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2052	5,000	4,450
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2024-B, 4.00% 8/15/2054	3,000	2,656
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2042	1,325	1,391
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2043	1,250	1,307
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2044	1,350	1,412
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2049	4,090	4,232
Waco Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 3.00% 8/15/2039	3,365	2,874
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2023, 5.00% 8/1/2037	1,000	1,084
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 4.00% 8/1/2038	1,000	1,000
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2023, 5.00% 8/1/2038	1,200	1,293
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2033	2,000	2,231
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2053	28,565	29,281
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2030	3,920	3,926
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2032	3,545	3,567
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 3.00% 10/15/2033	2,000	1,901
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2033	2,000	2,009

189	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2034	USD5,440	$5,454
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2035	6,510	6,514
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 4.00% 10/15/2036	9,000	9,015
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2037	8,900	8,741
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2038	4,000	3,886
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2038	5,000	5,437
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2040	6,950	6,956
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 10/15/2046	8,000	8,008
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.25% 10/15/2051	35,460	36,979
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 4.00% 10/15/2056	5,130	4,432
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2058	9,700	9,879
Waxachie Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2036	360	394
Waxachie Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2037	300	327
Waxachie Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2044	1,000	1,052
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053	6,880	6,118
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2041	1,000	1,063
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2042	1,000	1,057
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2044	1,250	1,295
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019, 4.00% 12/15/2045	1,000	897
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2060	12,750	10,792
West Travis County Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM, 4.00% 8/15/2033	1,100	1,104
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	2,225	2,385
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,665	2,822
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2042	1,000	886
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2046	1,195	1,047
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2049	1,040	856
Witchita Falls Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.00% 2/1/2034	5,755	4,942
		3,046,421
United States 1.97%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-33, Class AUS, 4.51% 10/25/2040 (c)	25,100	25,474
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-32, Class AUS, 4.691% 3/25/2042 (c)	19,255	19,570
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-23, Class A, 4.568% 4/25/2042 (c)	7,731	7,878
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-31, Class AUS, 4.497% 6/25/2042 (c)	4,671	4,600
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-28, Class A, 4.387% 11/25/2042 (c)	29,321	28,283
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-13, Class A, 3.125% 9/25/2036 (a)	2,567	2,372
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-35, 5.059% 1/25/2043 (c)	34,587	36,433
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035 (a)(c)	34,889	1,703
Freddie Mac, Multi Family Certs., Series 2023, 4.004% 1/25/2040 (c)	38,223	36,934
Freddie Mac, Multi Family Certs., Series 2023, 4.417% 8/25/2040 (c)	12,976	13,086
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (a)	46,201	42,038
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	22,133	20,808
Freddie Mac, Multi Family Mortgage Bonds, Series 2025-ML30, Class AIS, 4.669% 7/25/2042 (c)	18,264	18,686
Freddie Mac, Multi Family Mortgage Certs., Series 2015-M-033, 2.65% 9/15/2030	6,800	6,169
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034	3,535	3,242
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-046, 2.625% 6/15/2035 (a)	11,960	10,219
Freddie Mac, Multi Family Mortgage Certs., Series 2020-M-067, Class A, 2.25% 12/15/2037	54,995	42,005
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.157% 12/25/2038 (c)	68,330	61,172
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024-ML-22, 4.548% 10/25/2040 (c)	1,409	1,431

American Funds Tax-Exempt Income Funds	190

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
United States (continued)
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2025-ML-29, 4.713% 1/25/2043 (c)	USD3,817	$3,866
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-9, Class AUS, 3.996% 12/25/2036 (c)	4,274	4,214
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	33,269	27,346
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038 (a)	10,865	9,093
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.427% 11/25/2038 (c)	19,570	18,173
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.518% 8/25/2041 (c)	24,956	25,071
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.597% 8/25/2041 (c)	5,312	5,423
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.99% 4/25/2043 (c)	8,629	7,530
		482,819
Utah 0.63%
Board of Higher Education, General Rev. Bonds (University of Utah), Series 2023-B, 5.25% 8/1/2053	1,950	2,029
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2037 (a)	5,185	5,017
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.00% 6/1/2034	1,000	1,107
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.00% 6/1/2035	1,000	1,110
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.25% 6/1/2043	955	1,032
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2050	8,540	9,141
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2055	6,875	7,279
GO Bonds, Series 2020, 3.00% 7/1/2034	2,025	1,921
Housing Corp., Multi Family Housing Rev. Bonds (The Cooperative 1581 Phase I), Series 2025, 3.18% 7/1/2045 (put 2/1/2029)	5,710	5,705
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	2,300	2,453
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	825	892
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	680	739
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	1,680	1,831
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	3,025	3,329
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	4,235	4,673
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050 (a)	1,100	1,074
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-1, 5.125% 6/15/2054 (a)	3,465	3,392
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054 (a)	3,505	3,601
Military Installation Dev. Auth., Tax Allocation and Hotel Tax Rev. Bonds, Series 2021-A-1, 4.00% 6/1/2052	555	460
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2037	4,260	4,248
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2038	4,430	4,376
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2039	4,510	4,402
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2040	4,795	4,651
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-B, 5.00% 7/1/2047	5,995	6,027
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2038	730	735
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2043	1,150	1,151
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2048	1,185	1,174
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2032	100	109
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2037	1,000	1,081
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, NATL, 5.00% 6/15/2035	18,000	19,985
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2040	1,765	1,903
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2041	4,500	4,828
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2042	1,500	1,603
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2025, 5.00% 12/15/2043	4,050	4,356
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041 (a)	4,790	4,552
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052 (a)	9,170	8,295
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2032	1,000	1,032
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2034	1,000	1,031
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2035	1,000	1,029

191	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2036	USD2,000	$2,055
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 4.00% 5/15/2041	10,000	9,715
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2020-A, 3.00% 5/15/2050	2,155	1,561
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2020-A, 5.00% 5/15/2050	5,000	5,058
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2027	315	320
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2028	450	466
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2030	175	186
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2031	95	102
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2032	135	139
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2033	150	154
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2034	115	117
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2035	215	219
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2037	300	302
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2039	175	172
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2040	160	157
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2041	175	169
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2046	275	252
		154,497
Vermont 0.07%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2031	3,300	3,303
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	2,200	2,201
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2039	1,750	1,750
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2046	4,300	4,300
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.60% 8/15/2051	1,000	645
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	1,830	1,235
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048	245	245
University of Vermont and State Agricultural College, GO Bonds, Series 2026-A, 5.00% 10/1/2040	4,000	4,336
		18,015
Virgin Islands 0.07%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	2,500	2,539
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	3,355	3,440
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	7,420	7,808
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	2,585	2,655
		16,442
Virginia 1.31%
Alexandria Redev. and Housing Auth., Multi Family Housing Rev. Bonds (431 S Columbus St Block 4), Series 2024, 3.20% 12/1/2054 (put 6/1/2027)	2,630	2,630
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	3,335	3,090
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	1,370	1,368
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible CAB, Series 2012-B, 4.875% 7/15/2040	2,000	2,029
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 3.00% 2/1/2037	5,000	4,465
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 1/1/2034	1,000	1,157
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2029	9,150	9,452

American Funds Tax-Exempt Income Funds	192

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2026	USD900	$902
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2028	2,600	2,605
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 3.00% 9/15/2028	5,755	5,761
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2026, 5.00% 9/15/2038	1,000	1,109
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2026, 5.00% 9/15/2041	500	545
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 10/1/2037	1,525	1,540
County of Fairfax, Public Improvement Bonds, Series 2022-A, 4.00% 10/1/2026	5,460	5,472
County of Fairfax, Public Improvement Bonds, Series 2023-A, 4.00% 10/1/2026	2,500	2,506
County of Fairfax, Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2027	9,270	9,529
County of Fairfax, Sewer Rev. Bonds, Series 2026-A, 5.00% 7/15/2043	5,000	5,435
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032	1,010	1,026
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Convocation Center Project), Series 2021, AGI, 5.375% 7/1/2053 (put 7/1/2043)	5,100	5,308
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Longwood University Student Housing Project), Series 2026-B, 6.50% 1/1/2056	7,270	7,358
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2028	485	493
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2029	720	738
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	705	715
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	5,280	5,287
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	6,340	6,187
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	2,900	2,765
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	6,390	5,901
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	10,500	9,537
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	9,000	7,963
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2026-A, 6.50% 1/1/2056	1,875	1,851
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	19,410	16,912
Hampton Roads, Transportation Accountability Commission, Rev. Bonds (Hampton Roads Transportation Fund), Series 2024-A, 5.00% 7/1/2054	4,715	4,833
County of Henrico, Econ. Dev. Auth., Multi Family Housing Rev. Bonds (Glenwood Farms Family), Series 2025, 3.20% 12/1/2045 (put 12/1/2029)	1,935	1,930
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 3.00% 10/1/2035	475	439
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2045	1,420	1,282
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	6,150	6,202
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2033	515	518
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.40% 9/1/2045	2,165	1,483
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.625% 11/1/2053	1,190	757
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2048	2,900	2,989
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2053	3,125	3,180

193	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 1/1/2048	USD2,310	$2,028
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 3.65% 11/1/2035 (put 10/1/2027)	1,000	1,008
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	7,450	5,211
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2055	2,640	2,196
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2031	2,000	2,007
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046 (a)	15,250	14,712
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045 (a)	41,100	40,482
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	2,075	2,077
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	195	195
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 8/1/2026	1,140	1,140
Public Building Auth., Public Facs. Rev. Bonds, Series 2020-A, 4.00% 8/1/2040 (preref. 8/1/2030)	15	16
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2019-C, 5.00% 8/1/2032	2,000	2,109
Resources Auth., Infrastructure Rev. Bonds (Virginia Pooled Fin. Program), Series 2014-B, 5.00% 11/1/2027	255	255
City of Roanoke, Econ. Dev. Auth., Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2020-A, 4.00% 7/1/2051	2,415	2,161
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2032	2,500	2,501
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	2,105	2,105
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	2,960	2,960
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	2,500	2,345
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026	235	235
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	1,715	1,701
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	2,045	1,929
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	1,935	2,070
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	1,740	1,806
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.50% 12/1/2054	2,275	2,331
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2033	1,665	1,736
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	550	573
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2035	1,750	1,822
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037	2,370	2,383
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2038	5,000	5,010
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	24,010	22,238
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	28,055	24,610
County of Stafford, Public School Auth., Special Obligation School Fin. Bonds, Series 2026, 5.00% 8/1/2044	1,070	1,158
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	7,825	7,834
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030	2,000	2,002
		320,195

American Funds Tax-Exempt Income Funds	194

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington 2.61%
Bellevue School Dist. No. 405, Unlimited Tax GO and Rev. Ref. Bonds, Series 2026, 5.00% 12/1/2044	USD6,930	$7,434
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	13,500	12,262
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	6,200	6,242
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	4,000	3,987
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 4.00% 7/1/2058	5,230	4,119
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	6,780	6,565
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2043	1,140	1,046
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2026-A, 5.00% 7/1/2036	5,000	5,628
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2026-A, 5.00% 7/1/2037	4,495	5,031
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2023-A, 5.00% 7/1/2038	8,435	9,072
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2034	1,000	1,119
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2024-A, 5.00% 7/1/2040	5,000	5,361
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Convertible CAB, Series 2021-A-2, 4.00% 12/1/2045 (a)	1,200	1,097
Port of Everett Snohomish County, Rev. Ref. Bonds, Series 2026-A, AGI, 5.00% 12/1/2046	1,470	1,535
Port of Everett Snohomish County, Rev. Ref. Bonds, Series 2026-A, AGI, 5.25% 12/1/2055	1,160	1,207
GO Bonds, Series 2017-A, 5.00% 8/1/2036	5,000	5,000
GO Bonds, Series 2017-A, 5.00% 8/1/2037	2,500	2,500
GO Bonds, Series 2022-A, 5.00% 8/1/2039	15,330	16,173
GO Bonds, Series 2018-C, 5.00% 2/1/2041	2,000	2,039
GO Bonds, Series 2018-A, 5.00% 8/1/2041	780	791
GO Bonds, Series 2018-A, 5.00% 8/1/2042	4,000	4,054
GO Bonds, Series 2023-A, 5.00% 8/1/2044	4,000	4,189
GO Bonds, Series 2024-A, 5.00% 8/1/2046	16,690	17,422
GO Rev. Ref. Bonds, Series 2018-R-D, 5.00% 8/1/2035	3,000	3,056
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 1/1/2042	1,200	1,219
County of Grant, Public Utility Dist. No. 2, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project), Series 2023-A, 5.00% 1/1/2039	1,000	1,073
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.50% 9/1/2055	9,560	9,988
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 5.00% 8/15/2037	2,500	2,531
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 4.00% 8/15/2041	7,500	6,889
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045	4,505	3,933
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2030	14,785	15,738
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2035	5,000	5,467
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	14,980	14,983
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	19,155	19,157
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2015-A, 4.00% 10/1/2045	9,550	8,904
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 10/1/2047	15,315	15,434
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2029	1,800	1,833
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033	1,000	1,015
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2036	2,965	3,001
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037	1,205	1,218
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2031 (preref. 12/1/2026)	4,625	4,656
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	1,000	1,007
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)	2,180	2,195
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2028	1,500	1,501
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2029	1,750	1,751
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2030	1,500	1,501
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2029	1,700	1,762
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2033	3,000	3,088
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	48,860	46,219
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.451% 4/20/2037 (c)	44,408	3,977
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	48,409	44,362
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 3.949% 11/20/2041 (c)	21,059	19,829
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.085% 3/1/2050 (c)	28,376	27,081

195	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2027	USD705	$718
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2030	235	250
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2038	1,590	1,667
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2043	2,225	2,289
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2048	650	657
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2027 (a)	110	110
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028 (a)	250	253
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2029 (a)	160	161
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-B-2, 4.50% 1/1/2034	10,000	10,017
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048 (a)	1,770	1,582
Housing Fin. Commission, Single Family Program Bonds, Series 2015-1-N, 3.45% 12/1/2030	920	903
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.45% 12/1/2035	1,400	1,169
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.65% 12/1/2040	1,750	1,395
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.80% 12/1/2043	975	778
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	755	758
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	1,395	1,401
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	2,685	2,650
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	3,170	3,100
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	2,445	2,534
Washington State Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.727% 12/20/2035 (c)(f)	12,665	434
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	9,645	9,725
Kelso School Dist. No. 458, GO Bonds, Series 2019, 4.00% 12/1/2038	1,680	1,634
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043 (a)	40,335	32,848
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048 (a)	18,345	13,747
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	22,180	15,051
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	10,375	6,658
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058 (a)	4,740	3,856
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	2,965	2,844
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2025-D, 5.00% 6/1/2043	2,165	2,322
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2024-B, 5.00% 6/1/2045	4,645	4,870
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2025-D, 5.00% 6/1/2048	10,000	10,436
Motor Vehicle Fuel Tax GO Bonds, Series 2017-B, 5.00% 8/1/2036	2,500	2,500
Motor Vehicle Fuel Tax GO Bonds, Series 2017-B, 5.00% 8/1/2040	2,500	2,500
Northshore School Dist. No. 417, Unlimited Tax GO and Rev. Ref. Bonds, Series 2025, 5.00% 12/1/2042	1,125	1,205
Northshore School Dist. No. 417, Unlimited Tax GO and Rev. Ref. Bonds, Series 2025, 5.00% 12/1/2043	1,500	1,603
Northshore School Dist. No. 417, Unlimited Tax GO and Rev. Ref. Bonds, Series 2025, 5.00% 12/1/2044	2,000	2,127
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2018-A, 4.00% 1/1/2040	10,890	10,638
City of Seattle, Municipal Light and Power Improvement Rev. Green Bonds, Series 2020-A, 4.00% 7/1/2034	1,785	1,810
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2021-A, 5.00% 12/1/2051	15,270	15,607
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2022-A, 5.00% 12/1/2052	6,975	7,099
City of Tacoma, Electric System Rev. Green Bonds, Series 2024-A, 5.00% 1/1/2049	2,070	2,125
City of Tacoma, Electric System Rev. Green Bonds, Series 2024-A, 5.00% 1/1/2054	3,000	3,040
Tacoma School Dist. No. 10, Unlimited Tax GO Bonds, Series 2020-B, 4.00% 12/1/2041	3,205	3,105
University of Washington, General Rev. Ref. Bonds, Series 2025-C, 5.00% 1/1/2030	1,000	1,068
Various Purpose GO Bonds, Series 2021-A, 5.00% 8/1/2033	1,060	1,133
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2040	2,500	2,692
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2041	20,000	21,634

American Funds Tax-Exempt Income Funds	196

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2042	USD3,665	$3,879
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2045	7,430	7,846
Various Purpose GO Bonds, Series 2025-C, 5.00% 2/1/2047	2,000	2,094
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2048	6,435	6,684
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2039	3,750	4,079
		639,526
West Virginia 0.10%
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 5.00% 6/1/2038	950	1,007
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 4.125% 6/1/2042	5,250	4,953
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2018-A, 5.00% 6/1/2052	5,985	5,987
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 1/1/2038	1,375	1,228
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Highlawn Place), Series 2026, 2.875% 11/1/2028 (put 2/1/2028)	520	517
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2038	2,175	2,298
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2018, 5.00% 6/1/2043	975	992
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2047	6,000	6,172
		23,154
Wisconsin 1.74%
GO Bonds, Series 2021-B, 4.00% 5/1/2039	1,000	982
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2035	1,080	1,218
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 5.00% 7/1/2042	3,380	3,394
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 4.00% 7/1/2047	2,500	2,209
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2036	2,270	2,274
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2025, 5.25% 8/15/2055	14,000	14,363
Health and Educational Facs. Auth., Rev. Bonds (Beloit Health System, Inc.), Series 2016, 5.00% 7/1/2041	1,590	1,591
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2017, 4.00% 8/15/2042	6,450	5,959
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc. Obligated Group), Series 2017-A, 5.00% 4/1/2048	2,100	2,109
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc.), Series 2024-A, 5.00% 4/1/2044	1,700	1,748
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, AGI, 4.00% 2/15/2034	1,360	1,371
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, AGI, 4.00% 2/15/2035	1,000	1,007
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	2,500	2,455
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2/15/2051 (put 2/15/2027)	4,035	4,038
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2036	3,870	3,970
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2037	3,500	3,583
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	29,700	29,996
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2029	500	526
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2031	500	538
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2042	5,000	5,163
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2052	10,250	10,349
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	815	815

197	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-1, 4.40% 8/15/2029	USD1,600	$1,600
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047	3,517	3,042
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047	1,620	1,625
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	505	506
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	1,130	1,131
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	2,100	2,121
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050	6,610	6,617
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	3,735	3,718
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	1,620	1,592
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	1,505	1,481
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054	8,610	9,320
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055	3,455	3,692
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,580	2,778
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2026-A, 5.75% 9/1/2056	5,850	6,314
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.477% 12/5/2040 (c)	5,700	5,492
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.147% 1/20/2041 (c)	29,898	27,413
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061 (a)	250	170
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2055 (a)	1,670	1,488
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.00% 7/15/2034 (a)	1,000	975
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 5.00% 7/1/2040	1,000	977
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	1,380	1,089
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	3,000	2,247
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	3,710	2,635
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 4.00% 10/1/2052	12,285	10,749
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 5.00% 10/1/2052	7,500	7,536
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, 5.00% 6/1/2034	1,000	1,042
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, AGI, 3.00% 6/1/2045	32,000	24,909
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 5.00% 10/1/2044	3,000	3,025
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 4.00% 10/1/2049	980	831
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2031	3,115	3,123
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2032	3,250	3,259
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2040	11,585	11,611
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	12,016	11,795
Public Fin. Auth., Municipal Certs. (Systima), Series 2026-1, Class A-1, 5.40% 6/20/2044	5,393	5,556
Public Fin. Auth., Pollution Control Rev. Bonds (Duke Energy Progress Project), Series 2022-A-2, 3.70% 10/1/2046 (put 10/1/2030)	24,060	24,480
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	920	945
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2034	370	404
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2042	5,250	5,528
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.375% 7/1/2047	5,635	5,850
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.625% 7/1/2055	4,130	4,269
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	1,280	1,291
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	1,400	1,392
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	8,540	8,690

American Funds Tax-Exempt Income Funds	198

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054 (a)	USD1,625	$1,542
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041	5,275	4,792
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	15,900	12,970
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	1,000	793
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	13,515	9,596
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM, 3.00% 7/1/2050	6,095	4,429
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2045 (a)	890	930
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2050 (a)	670	682
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2055 (a)	1,645	1,658
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2045	1,150	1,175
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2050	2,850	2,908
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2055	4,100	4,150
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2061	5,545	5,587
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2035	1,190	1,189
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2036	1,240	1,229
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2037	1,290	1,267
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2042	3,050	2,847
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2047	4,975	4,355
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	3,470	2,918
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (a)	2,050	1,789
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	1,000	1,021
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,000	844
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 3.25% 1/1/2028	175	174
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	4,475	4,521
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	1,550	1,558
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, AGI, 5.00% 7/1/2058	2,000	1,992
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	1,000	957
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038 (a)	1,335	1,327
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.50% 7/1/2043 (a)	1,920	1,880
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053 (a)	1,145	1,092
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, AGI, 5.00% 7/1/2058	11,250	10,775
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2034	1,125	1,145
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061 (a)	1,080	683
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 4/1/2051	8,500	7,490
		426,231
Wyoming 0.03%
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 2.10% 12/1/2035	1,200	1,002
Community Dev. Auth., Housing Rev. Bonds, Series 2017-5, 4.00% 12/1/2046	150	150
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 3.00% 6/1/2049	2,870	2,833
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 6/1/2050	530	527
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	1,370	1,381
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053	1,240	1,300
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	660	708
		7,901
Total bonds, notes & other debt instruments (cost: $23,741,102,000)		22,911,783

199	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Short-term securities 6.27%	Principal amount (000)	Value (000)
Municipals 6.27%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.37% 12/15/2028 (a)(c)	USD16,815	$16,815
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-042, Class A, 2.60% 9/15/2033 (a)(c)	21,415	18,376
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 2.95% 12/1/2033 (c)	27,735	27,735
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 2.95% 12/1/2033 (c)	2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 2.95% 12/1/2029 (c)	26,200	26,200
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.95% 2/1/2048 (c)	10,925	10,925
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 2.95% 2/1/2048 (c)	27,715	27,715
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	20,000	20,424
State of California, City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 1.69% 2/1/2035 (c)	7,510	7,510
State of District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 2.18% 10/1/2050 (c)	38,530	38,530
State of Florida, Miami Dade County School Dist., Tax Anticipation Notes, Series 2026, 4.00% 1/7/2027	16,000	16,087
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.95% 7/1/2051 (c)	5,200	5,200
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 3.00% 7/1/2060 (c)	1,500	1,500
State of Idaho, Tax Anticipation Notes, Series 2026, 4.00% 6/30/2027	15,000	15,176
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.95% 8/1/2044 (c)	14,295	14,295
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.00% 8/1/2044 (c)	8,650	8,650
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 2.10% 12/1/2039 (c)	17,320	17,320
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-1, 2.05% 11/15/2054 (c)	20,000	20,000
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-3, 2.45% 11/15/2054 (c)	24,000	24,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 2.95% 2/15/2041 (c)	24,355	24,355
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 2.95% 12/1/2040 (c)	17,950	17,950
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 2.95% 12/1/2051 (c)	13,000	13,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 2.95% 8/1/2035 (c)	11,300	11,300
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-D, 2.06% 5/15/2053 (c)	15,000	15,000
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-C, 2.95% 5/15/2053 (c)	35,560	35,560
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.95% 11/1/2037 (c)	13,520	13,520
State of Maryland, County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.53% 12/1/2041 (put 9/1/2026) (g)	5,000	5,000
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 2.40% 12/1/2034 (put 9/1/2026) (g)	9,000	9,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.90% 4/1/2042 (c)	18,175	18,175
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, Series 2026-B, 2.60% 11/17/2026	15,000	14,998
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, General Rev. Bonds, Series 2009-B, 2.48% 8/18/2026	18,460	18,459
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 1.80% 11/15/2038 (c)	20,000	20,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 1.85% 11/15/2047 (c)	15,450	15,450

American Funds Tax-Exempt Income Funds	200

The Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-D, 2.07% 12/1/2030 (c)	USD14,980	$14,980
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-A, 2.95% 12/1/2030 (c)	57,950	57,950
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 2.95% 12/1/2030 (c)	38,600	38,600
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2009-D, 2.95% 12/1/2030 (c)	5,500	5,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 2.95% 11/1/2035 (c)	25,710	25,710
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-E, 2.95% 11/1/2035 (c)	13,500	13,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-L, 3.05% 11/1/2035 (c)	18,820	18,820
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-D, 3.05% 11/1/2035 (c)	5,000	5,000
State of Mississippi, Business Fin. Corp., Port Fac. Rev. Ref. Bonds (Chevron USA, Inc. Project), Series 2023, 2.95% 6/1/2043 (c)	15,160	15,160
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 2.95% 2/15/2033 (c)	12,950	12,950
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.05% 3/1/2040 (c)	13,200	13,200
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.90% 6/1/2041 (c)	7,475	7,475
State of New York, Dormitory Auth., Rev. IAM Commercial Paper (Cornell University), Series 2026, 2.50% 8/18/2026	10,000	10,000
State of New York, Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2027	3,750	3,805
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-1, 2.95% 11/1/2031 (c)	8,000	8,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, 2.95% 11/15/2050 (c)	1,600	1,600
State of New York, New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 2.95% 4/1/2036 (c)	17,975	17,975
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 2.25% 3/1/2039 (c)	23,615	23,615
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 3.05% 4/1/2042 (c)	24,770	24,770
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 2.95% 3/1/2042 (c)	37,280	37,280
State of New York, New York City GO Bonds, Fiscal 2021, Series 2021-2, 3.05% 4/1/2042 (c)	1,680	1,680
State of New York, New York City GO Bonds, Fiscal 2021, Series 2021-3, 3.05% 4/1/2042 (c)	1,275	1,275
State of New York, New York City GO Bonds, Fiscal 2026, Series 2026-H-2, 3.05% 2/1/2056 (c)	73,000	73,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 3.05% 6/15/2050 (c)	20,720	20,720
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 2.95% 6/15/2044 (c)	3,575	3,575
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2013, Series 2013-AA-2, 2.25% 6/15/2046 (c)	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-4, 3.05% 6/15/2050 (c)	10,900	10,900
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 2.95% 6/15/2048 (c)	26,060	26,060
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 3.05% 6/15/2053 (c)	28,985	28,985
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 3.05% 2/1/2045 (c)	16,685	16,685
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 2.95% 2/1/2045 (c)	28,350	28,350
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 2.95% 8/1/2041 (c)	12,800	12,800
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 3.05% 8/1/2042 (c)	30,900	30,900
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.05% 1/1/2032 (c)	21,410	21,410
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.95% 1/1/2035 (c)	58,725	58,725

201	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of North Carolina, Medical Care Commission, Medical Care Facs. Rev. Bonds (Catholic Health East Issue), Series 2008, 2.08% 11/15/2028 (c)	USD3,080	$3,080
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-OH, 2.65% 12/1/2048 (put 11/2/2026) (g)	10,000	10,000
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 2026, 2.50% 9/28/2026	29,145	29,137
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.95% 1/1/2039 (c)	6,000	6,000
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2015-B, 2.70% 1/15/2045 (c)	2,400	2,400
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.95% 5/1/2048 (c)	44,200	44,200
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.03% 1/1/2033 (c)	725	725
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 3.00% 4/1/2032 (c)	2,085	2,085
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 3.00% 7/1/2034 (c)	4,680	4,680
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 3.00% 7/1/2038 (c)	790	790
State of Texas, City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2025, 5.00% 11/15/2026	1,400	1,409
State of Texas, Housing Fin. Corp., Multi Family Housing Rev. Notes (Summerdale Apartments), Series 2023, 2.89% 8/1/2041 (put 8/1/2027) (g)	1,335	1,333
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 2.19% 5/15/2034 (c)	5,000	5,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.19% 5/15/2034 (c)	25,000	25,000
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 2.95% 11/1/2029 (c)	14,600	14,600
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 2.95% 11/1/2038 (c)	35,000	35,000
State of Texas, Board of Regents of the University of Texas System, Rev. IAM Commercial Paper, Series 2026, 2.50% 10/15/2026	15,000	14,997
State of Virginia, County of Fairfax, Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2026	20,000	20,077
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.00% 2/15/2038 (c)	31,025	31,025
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (c)	27,250	27,250
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (c)	12,975	12,975
		1,537,443
Total short-term securities (cost: $1,540,512,000)		1,537,443
Total investment securities 99.80% (cost: $25,281,614,000)		24,449,226
Other assets less liabilities 0.20%		48,200
Net assets 100.00%		$24,497,426

American Funds Tax-Exempt Income Funds	202

The Tax-Exempt Bond Fund of America® (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	2,249	10/5/2026	USD462,416	$(1,587)
5 Year U.S. Treasury Note Futures	Long	4,902	10/5/2026	519,497	(4,757)
					$(6,344)
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$35,635	$34,276	0.14%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $900,462,000, which represented
3.68% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Step bond; coupon rate may change at a later date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities

FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
IAM = Interest at Maturity
LOC = Letter of credit
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

203	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 92.27%	Principal amount (000)	Value (000)
Alabama 3.50%
Auburn University, General Fee Rev. Bonds, Series 2025-A, 5.00% 6/1/2055	USD1,890	$1,931
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-B, AMT, 4.625% 6/1/2055 (put 6/1/2032) (a)	9,325	9,441
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	21,325	21,984
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2026-A, AMT, 4.30% 3/1/2056 (put 3/1/2033) (a)	14,330	14,216
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	15,340	15,875
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-I, 5.00% 10/1/2033	6,660	6,974
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-H, 5.00% 1/1/2034	7,410	7,674
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-A, 5.00% 12/1/2034	15,100	15,621
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-B, 5.00% 12/1/2034	4,270	4,487
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.00% 6/1/2035	2,250	2,332
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	25,545	25,666
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	17,805	18,366
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	17,200	17,874
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-F, 5.00% 6/1/2036	40,500	41,376
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-C, 5.25% 6/1/2036	25,600	26,934
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-J, 5.00% 11/1/2036	29,870	30,850
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	895	954
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	2,435	2,558
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	3,215	3,288
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	24,140	25,019
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	3,250	3,363
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	12,610	13,073
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	4,000	4,035
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	4,140	4,172
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	14,870	14,890
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	11,150	11,599
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	280	281
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	9,120	9,166
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	2,530	2,554
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2026-B, 5.00% 11/1/2033	3,270	3,424
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	1,425	1,467
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	12,420	13,123
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	13,400	14,215
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2054	2,225	2,247
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.00% 10/1/2056	1,110	1,050
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2019, AMT, 5.75% 10/1/2049	8,220	8,416
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 11/1/2050 (put 11/1/2030)	1,755	1,926
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	555	593
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043	900	955
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049	1,680	1,735
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	2,670	2,775
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	1,600	1,648
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	13,495	13,026
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	27,800	26,017
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033 (b)	2,500	200
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	10,610	10,493

American Funds Tax-Exempt Income Funds	204

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alabama (continued)
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2056	USD850	$839
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,675	1,707
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	8,925	9,267
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	10,570	10,512
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-A, 5.00% 11/1/2035	6,945	7,081
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	10,580	10,792
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 10/1/2055 (put 11/1/2032)	8,495	8,878
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	18,315	18,399
Southeast Energy Auth., Cooperative Dist. Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	2,000	2,109
		529,447
Alaska 0.05%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	530	567
Housing Fin. Corp., General Mortgage Rev. Bonds II, Series 2026-A, 6.00% 12/1/2056	205	224
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	1,780	1,780
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	1,780	1,780
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2029	1,780	1,781
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	1,335	1,336
		7,468
American Samoa 0.11%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 9/1/2038 (a)	1,340	1,344
Econ. Dev. Auth., General Rev. Bonds, Series 2025-B, 5.25% 9/1/2045 (a)	1,390	1,377
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2027 (a)	515	521
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2028 (a)	620	632
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2029 (a)	1,140	1,170
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2035 (a)	1,260	1,300
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 9/1/2038 (a)	9,820	10,256
		16,600
Arizona 2.63%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-C, 5.25% 1/1/2055	15,255	16,039
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	388	321
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 11/15/2026	85	85
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 11/15/2036	630	615
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2046	1,375	1,268
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2051	100	88
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.00% 7/1/2046	380	363
City of Glendale, Industrial Dev. Auth., Rev. Bonds (The Beatitudes Campus Project), Series 2018, 5.00% 11/15/2053	8,455	6,654
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 4.00% 7/1/2028	170	170

205	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2033	USD925	$929
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2048	2,885	2,663
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056	5,330	4,686
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	1,995	1,966
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (7-Day High Yield S&P + 0.81%) 3.53% 1/1/2037 (c)	4,060	4,064
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2037	975	956
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	535	520
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2039	670	643
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2040	715	681
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050	885	759
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	725	571
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	4,510	3,362
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041	1,555	1,355
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	3,465	2,583
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2039 (a)	3,910	3,811
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2049 (a)	7,020	6,374
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2054 (a)	5,310	4,687
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	14,090	11,686
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2052	4,820	3,899
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2057	2,400	1,892
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 7/1/2038 (a)	1,240	1,243
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2039 (a)	685	685
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 7/1/2047 (a)	1,960	1,862
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 7/1/2048 (a)	2,220	2,220
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2049 (a)	2,560	2,361
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 7/1/2051 (a)	500	467
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 7/1/2053 (a)	3,335	3,291
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2054 (a)	1,775	1,578
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2026-A, 5.50% 7/1/2056 (a)	585	558
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2025-A, 4.875% 7/1/2060 (put 7/1/2035) (a)	890	916
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2026-A, 5.75% 7/1/2061 (a)	555	540
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 7/1/2027 (a)	425	424
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2037 (a)	600	600

American Funds Tax-Exempt Income Funds	206

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037 (a)	USD560	$560
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037 (a)	1,330	1,330
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2047 (a)	1,885	1,766
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047 (a)	1,880	1,761
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047 (a)	2,825	2,734
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050 (a)	10,055	9,714
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051 (a)	4,455	4,053
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2051 (a)	1,380	1,255
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	340	332
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	4,505	4,393
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	5,890	5,262
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050 (a)	1,125	998
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2040 (a)	1,645	1,501
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2050 (a)	2,295	1,862
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2038 (a)	1,730	1,731
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2048 (a)	2,875	2,877
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040 (a)	2,010	2,018
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	4,530	4,411
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031 (a)	565	526
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2051 (a)	1,530	1,150
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 12/15/2029 (a)	255	251
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2039 (a)	460	456
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2049 (a)	1,035	942
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	8,494	8,561
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 0.914% 5/20/2033 (c)(d)	139,469	4,137
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	29,609	29,309
Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Copper World, LLC Project), Series 2026-A, AMT, 4.50% 7/1/2046 (put 7/2/2036) (a)	4,565	4,554
Industrial Dev. Auth., Student Housing Rev. Bonds (CHF - Arizona, LLC - University of Arizona Project), Series 2026-A, BAM, 5.25% 7/1/2061	4,000	4,107
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 4.375% 2/15/2028 (a)	415	415
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2/15/2046 (a)	4,795	4,522
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions-Harmony Public Schools Project), Series 2016-A, 5.00% 2/15/2046 (a)	3,275	3,161
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Harmony Education Foundation- Harmony Public Schools Project), Series 2021-A, 4.00% 2/15/2046	585	494
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Harmony Education Foundation- Harmony Public Schools Project), Series 2021-A, 4.00% 2/15/2051	580	466
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.625% 7/1/2045 (a)	450	454
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.875% 7/1/2060 (a)	820	807
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038 (a)	1,780	1,808

207	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2052 (a)	USD3,225	$3,228
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.625% 7/1/2031 (a)	2,990	2,732
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2039 (a)	3,105	3,107
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	1,375	1,206
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)	9,235	7,135
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	2,735	2,762
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049 (a)	4,235	3,904
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,620	3,066
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051 (a)	2,205	1,743
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054 (a)	4,470	4,035
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2056 (a)	1,190	915
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036 (a)	2,875	2,875
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047 (a)	9,385	8,683
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047 (a)	13,895	11,953
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 5.00% 1/1/2038	2,035	2,219
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	3,890	2,842
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-F, 3.00% 1/1/2049	900	657
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	4,415	4,299
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	1,780	1,608
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,335	2,109
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	7,050	6,084
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	3,610	3,115
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035 (a)	5,190	5,190
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035 (a)	1,210	1,210
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045 (a)	1,500	1,431
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046 (a)	6,295	5,974
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035 (a)	2,890	2,891
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2041 (a)	11,385	11,020
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045 (a)	880	833
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046 (a)	2,475	2,313
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2019, 5.00% 6/15/2034 (a)	455	455
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	7,550	6,312
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	660	552

American Funds Tax-Exempt Income Funds	208

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2051 (a)	USD2,020	$1,493
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2057 (a)	610	434
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2039 (a)	585	558
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2049 (a)	1,090	946
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2052 (a)	1,910	1,612
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2029 (a)	175	175
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2034 (a)	350	350
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2039 (a)	440	429
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2049 (a)	1,335	1,225
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2051 (a)	3,990	2,949
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057 (a)	4,805	3,417
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.75% 11/15/2042 (a)	2,665	2,853
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.875% 11/15/2052 (a)	8,690	9,185
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 7.00% 11/15/2057 (a)	5,550	5,885
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044 (a)	1,985	1,807
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2026-A, 6.00% 6/15/2046 (a)	500	490
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	3,150	2,637
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2026-A, 6.25% 6/15/2056 (a)	1,200	1,142
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058 (a)	4,845	4,490
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2059 (a)	3,050	2,504
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2064 (a)	885	715
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2026-A, 6.50% 6/15/2065 (a)	2,830	2,743
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2038	6,560	6,187
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2046	3,145	2,689
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2050	785	728
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2054	1,850	1,690
County of Yavapai, Industrial Dev. Auth., Hospital Rev. Bonds (Yavapai Regional Medical Center), Series 2019, 4.00% 8/1/2043	955	860
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	4,025	3,924
		397,688

209	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arkansas 0.58%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2026-A, AMT, 4.00% 9/1/2046 (put 3/1/2033) (a)	USD38,000	$37,899
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2026-A, AMT, 4.25% 9/1/2046 (put 3/3/2033) (a)	13,500	13,441
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2022, AMT, 5.45% 9/1/2052	17,365	17,619
Dev. Fin. Auth., Environmental Improvement Rev. Green Bonds (United States Steel Corp. Project), Series 2023, AMT, 5.70% 5/1/2053	2,580	2,649
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Hybar Steel), Series 2026-A, AMT, 4.875% 7/1/2056 (put 7/1/2036) (a)	6,800	7,000
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Hybar Steel), Series 2026-B, 7.375% 7/1/2056 (put 7/1/2034) (a)	3,500	3,612
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	2,465	2,461
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.00% 12/1/2036	475	506
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.25% 12/1/2046	315	322
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.50% 12/1/2054	500	509
Fayetteville Public Facs. Board, Retirement Facs. Rev. Bonds (Butterfield Trail Village Project), Series 2026, 5.50% 12/1/2060	960	968
		86,986
California 6.86%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (e)	530	309
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (e)	1,770	1,024
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (e)	2,020	1,177
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2031	130	130
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2032	140	140
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2033	275	275
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2026-B, AMT, AGI, 5.50% 7/1/2051	1,780	1,887
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2026-B, AMT, AGI, 5.50% 7/1/2055	3,305	3,483
Trustees of the California State University, Systemwide Rev. Bonds, Series 2025-A, 5.25% 11/1/2056	4,450	4,736
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	2,505	2,621
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	1,445	1,510
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2035	615	437
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2036	665	449
CMFA Special Fin. Agcy., Essential Housing Rev. Bonds (The Mix At CTR City), Series 2021-A-2, 4.00% 4/1/2056 (a)	4,400	3,340
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2040	4,450	2,439
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2042	7,120	3,537
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-E, 5.00% 7/1/2035	900	973
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	4,725	5,044
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-C, 5.25% 2/1/2036	7,965	8,481
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-B, 5.00% 3/1/2036	5,480	5,628
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-F, 5.00% 6/1/2036	6,910	7,362
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	5,670	5,669
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	14,605	15,246
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	1,785	1,864
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	1,705	1,741
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	4,245	4,446

American Funds Tax-Exempt Income Funds	210

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	USD15,805	$16,526
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	10,395	10,687
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	7,920	8,080
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	17,000	17,513
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	3,525	3,561
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	1,085	1,134
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (a)	5,920	5,029
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (a)	35,830	27,732
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (a)	7,660	6,088
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-2, 4.00% 8/1/2050 (a)	3,735	2,952
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-1, 3.00% 2/1/2057 (a)	750	510
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050 (a)	5,115	3,769
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051 (a)	27,660	12,285
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 3.00% 2/1/2057 (a)	410	250
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049 (a)	4,910	4,496
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2034	890	650
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2036	980	648
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2029	545	545
CSCDA Community Improvement Auth., Essential Housing Rev. Bonds, Series 2021-A, 4.00% 9/1/2056 (a)	2,000	1,520
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (a)	1,575	1,129
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (a)	11,925	8,751
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057 (a)	2,365	1,646
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-A, 4.00% 10/1/2056 (a)	1,785	1,446
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (a)	12,645	10,319
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047 (a)	1,795	1,546
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057 (a)	2,585	1,743
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (a)	2,135	1,559
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2/1/2057 (a)	2,670	1,841
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 6/1/2048 (a)	5,700	4,052
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (a)	19,605	15,029
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059 (a)	25,825	13,741
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Jefferson-Anaheim), Series 2021-A-1, 2.875% 8/1/2041 (a)	740	662
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	5,478	4,581
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 7/1/2056 (a)	4,600	3,118

211	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-B, 4.00% 7/1/2058 (a)	USD6,443	$3,059
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-A-2, 3.125% 7/1/2056 (a)	15,370	9,619
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-B, 4.00% 7/1/2058 (a)	11,000	5,803
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	34,335	29,726
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (a)	13,165	8,823
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	3,705	3,320
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (a)	6,265	4,308
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (a)	22,480	16,800
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056 (a)	19,742	14,805
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (a)	4,515	3,105
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Towne - Glendale), Series 2022-B, 5.00% 9/1/2037 (a)	800	803
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	12,800	10,940
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (a)	51,155	41,405
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	1,610	1,142
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (a)	14,855	8,838
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (a)	8,625	6,476
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-B, 4.00% 12/1/2059 (a)	35,155	18,419
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	695	618
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	695	583
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	1,915	1,747
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044	1,290	1,288
Enterprise Dev. Auth., Rev. Bonds (Sage Hill School Project), Series 2024, 4.00% 12/1/2050	6,285	5,491
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 4.00% 6/1/2036	415	408
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 5.00% 6/1/2036	275	287
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2038	1,080	669
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2039	890	522
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2040	890	497
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.06% 1/25/2038 (a)(c)	22,762	2,924
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (a)	29,555	26,829
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Convertible CAB, Series 2020-B, 0% 7/1/2061 (6.75% on 7/1/2035) (a)(e)	8,900	4,578
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 3/1/2043	2,020	1,804
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	6,690	4,848
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 4.00% 8/15/2034	335	310
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2042	520	494
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2047	9,085	8,534
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2025-A, 3.91% 11/15/2051 (put 12/22/2027) (c)	8,200	8,209
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045	2,500	2,321
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	2,546	2,566
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.307% 1/15/2035 (c)(d)	26,205	249
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	5,452	5,546
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035 (c)(d)	14,602	512
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	837	831

American Funds Tax-Exempt Income Funds	212

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.80% 11/20/2035 (c)(d)	USD57,679	$2,158
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	5,599	5,341
Housing Fin. Agcy., Municipal Certs., Series 2021-3, Class X, interest only, 0.77% 8/20/2036 (c)(d)	29,204	1,173
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	16,147	15,219
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.297% 9/20/2036 (c)	88,397	1,811
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	14,452	14,400
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 9/15/2036	865	865
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	2,245	1,910
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), CAB, Series 2021-B, 0% 1/1/2061 (a)	19,070	1,610
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	305	297
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	955	794
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	105	99
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	240	215
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2049	585	503
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.25% 5/15/2051	8,015	8,498
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	2,580	2,141
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	120	118
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	2,670	2,930
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	890	972
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	890	957
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	890	961
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2037	1,070	1,136
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2038	320	335
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	670	708
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	990	1,054
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	2,050	2,191
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2039	1,215	1,267
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	455	483
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2040	945	1,000
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	890	941
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	535	555
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	1,125	1,171
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	445	469
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,780	1,874
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2044	460	478
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2044	500	535
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2045	110	117
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2046	335	355
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	1,780	1,822
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2048	550	565
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	2,140	2,178
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	600	611
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,325	1,339
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2052	340	345
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	1,770	1,790
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	640	651
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	890	923
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	145	147
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.25% 7/1/2056	3,945	4,065
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	890	970
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	895	967
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	1,780	1,864
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	1,785	1,889
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,395	4,684

213	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2041	USD295	$310
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2043	110	114
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2044	435	453
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	590	602
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	1,780	1,819
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	450	460
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	445	457
City of Los Angeles, Housing Auth., Multi Family Housing Rev. Bonds (Clarendon Apartments), Series 2024-B, 6.00% 12/1/2062 (a)	14,030	13,214
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	885	903
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	785	795
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	695	697
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042 (preref. 10/1/2028) (a)	10,160	10,664
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,355	1,339
Municipal Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 5.35% 6/20/2046	2,274	2,394
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027 (a)	445	442
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2034	75	78
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2036	75	77
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	330	337
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	450	448
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	760	743
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	395	393
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	660	660
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	1,545	1,520
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.217% 11/20/2040 (c)	5,048	4,917
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (c)	10,920	9,893
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.05% 7/20/2041	5,306	5,015
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-2, 4.05% 7/20/2041	997	892
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.00% 11/1/2035 (a)	1,130	1,173
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.125% 11/1/2040 (a)	1,350	1,372
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.375% 11/1/2045 (a)	465	472
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.625% 11/1/2054 (a)	500	501
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 11/1/2035 (a)	2,035	2,035
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045 (a)	5,600	5,501
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046 (a)	750	728
Municipal Fin. Auth., Rev. Bonds (Clay Lacy Aviation Facs. - John Wayne Airport, Orange County Project), Series 2026, AMT, 5.00% 1/1/2041 (a)	1,875	1,895
Municipal Fin. Auth., Rev. Bonds (Clay Lacy Aviation Facs. - John Wayne Airport, Orange County Project), Series 2026, AMT, 6.00% 1/1/2055 (a)	3,105	3,245
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	2,255	1,980
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	2,090	1,693
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 4.00% 2/1/2051	3,850	3,419
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	1,780	1,369
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	4,555	3,309
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 4.00% 10/1/2049	885	763
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2049	975	878
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 10/1/2029 (a)	325	323
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2049 (a)	1,355	1,246
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057 (a)	980	862
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	6,105	5,396
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.25% 9/1/2051	105	111
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2030	440	440

American Funds Tax-Exempt Income Funds	214

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.25% 10/1/2044	USD120	$124
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038	1,555	1,509
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2044	2,000	1,836
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	235	235
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	65	66
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.50% 5/1/2044 (a)	175	177
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.75% 5/1/2054 (a)	235	235
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059 (a)	150	151
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	375	381
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	410	382
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	445	370
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039 (a)	465	465
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049 (a)	1,780	1,649
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	2,005	2,075
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	1,925	1,927
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	620	622
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	13,930	14,009
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047 (a)	5,240	4,734
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049 (a)	4,455	3,616
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (a)	11,570	8,024
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056 (a)	6,535	4,233
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	260	242
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	3,080	2,272
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	715	511
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.809% 7/20/2039 (c)	11,588	10,956
Newport-Mesa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2017, 0% 8/1/2044	1,585	697
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.391% 7/1/2027 (c)	1,415	1,409
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	1,125	1,169
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	535	547
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	865	874
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	2,085	2,090
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053	1,000	1,032
County of Orange, Community Facs. Dist. No. 2025-1 (Rienda 3), Special Tax Bonds, Series 2026-A, 5.00% 8/15/2046	1,000	1,020
County of Orange, Community Facs. Dist. No. 2025-1 (Rienda 3), Special Tax Bonds, Series 2026-A, 5.00% 8/15/2051	1,125	1,131
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 4/1/2039 (b)	500	355
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 4/1/2049 (b)	200	140
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	635	572
Palomar Health, Certs. Of Part., Series 2017, 4.00% 11/1/2038	155	139
Palomar Health, Certs. Of Part., Series 2017, 4.00% 11/1/2047	170	134
Palomar Health, GO Rev. Ref. Bonds, Series 2017, AGI, 5.00% 11/1/2028	395	395

215	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2032	USD40	$38
Palomar Health, GO Rev. Ref. Bonds, Series 2016, AGI, 5.00% 11/1/2042	4,990	4,931
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2030	1,400	1,400
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2036	10,795	10,800
Palomar Health, Rev. Ref. Bonds, Series 2016, 4.00% 11/1/2039	150	133
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2039	8,080	8,079
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2029	2,445	2,194
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	2,220	1,825
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2035	150	98
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2036	10	6
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2038	200	110
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2039	240	124
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside), LP Desalination Project), Series 2012, AMT, 5.00% 11/21/2045 (a)	2,890	2,892
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	615	596
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.50% 6/1/2054 (a)	1,865	1,796
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.375% 6/1/2059 (a)	6,760	6,338
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	2,380	2,477
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	445	435
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2038	3,335	3,392
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	4,040	3,971
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2022, 5.75% 9/1/2052	3,760	3,811
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2019, 4.00% 9/1/2046	840	711
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	865	711
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	880	790
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	1,355	1,133
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	2,340	1,894
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,610	1,647
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	890	843
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	895	847
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	4,535	4,282
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	3,845	3,630
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), CAB, Series 2011-B, 0% 10/1/2039	3,745	2,139
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	2,000	2,004
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,555	3,550
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	4,695	4,730
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	3,365	3,438
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 3.177% 6/1/2034 (c)	4,165	4,091
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2041	640	671
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2022-A, BAM, 5.50% 8/1/2052	3,160	3,239
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2032	375	374

American Funds Tax-Exempt Income Funds	216

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2033	USD415	$411
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2034	645	632
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2035	405	393
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2036	405	389
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2042	2,495	2,251
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2042	420	440
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025, AGI, 5.00% 8/1/2043	285	297
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2050	885	898
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2050	360	365
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2053	200	202
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2054	2,450	2,471
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2040	185	195
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-D-2, AMT, 5.50% 5/1/2055	2,000	2,102
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.25% 5/1/2041	5,070	5,428
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.25% 5/1/2045	2,105	2,239
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.50% 5/1/2056	5,415	5,709
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,920	1,648
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,015	829
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2042 (a)	2,005	1,817
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052 (a)	1,325	1,097
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-D, 5.00% 11/1/2055	1,905	1,988
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036 (a)	390	381
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (a)	5,920	4,935
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.25% 9/1/2038 (a)	1,120	1,175
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043 (a)	580	604
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053 (a)	835	863
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (a)	685	708
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	700	701
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2031	595	596
City of San Francisco, Bay Area Rapid Transit Dist., GO Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	2,910	2,134
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 3.00% 6/15/2045	2,535	2,032
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2052 (a)	1,105	1,024
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (a)	1,035	939
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027 (a)	400	401
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044 (a)	1,000	980
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029 (a)	240	241
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048 (a)	1,000	919
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2028 (a)	350	352
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2043 (a)	760	742

217	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046 (a)	USD1,850	$1,755
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 6/1/2047 (a)	750	712
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052 (a)	375	348
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2037 (a)	360	359
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047 (a)	1,470	1,375
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042 (a)	365	373
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047 (a)	1,460	1,349
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2052 (a)	2,350	2,084
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2024-A, 5.00% 7/1/2064 (a)	500	443
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049 (a)	880	842
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2027	85	84
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2028	105	103
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2030	150	144
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2031	405	384
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	1,470	1,497
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	545	556
Southern California Public Power Auth., Rev. Ref. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	445	488
Statewide Communities Dev. Auth., Hotel Rev. Bonds (HR Ontario Hotel Project), Series 2026-A, 6.125% 9/2/2048 (a)	700	716
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Sequoia Living Projects), Series 2025-A, 5.00% 7/1/2055	845	850
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 5.125% 9/2/2048 (a)	485	485
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 5.25% 9/2/2061 (a)	875	872
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 6.25% 9/2/2061 (a)	1,440	1,458
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 3.50% 3/1/2038	80	71
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,535	3,869
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034 (a)	275	280
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039 (a)	370	371
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	3,115	3,116
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 12/1/2054	1,255	1,255
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056 (a)	11,440	11,441
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2047	200	208
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2056	455	458
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032 (a)	720	723

American Funds Tax-Exempt Income Funds	218

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (a)	USD2,310	$2,311
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046 (a)	5,360	5,258
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2023, 5.75% 9/2/2053	3,065	3,160
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	2,660	2,482
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-2, 7.00% 9/2/2054	865	810
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	635	636
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2036	3,775	4,298
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2040	1,215	1,330
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	2,805	3,247
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.25% 5/15/2055	2,365	2,513
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2045	1,000	1,076
		1,036,333
Colorado 9.14%
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038	840	876
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2047	1,200	1,252
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 4.00% 12/1/2031	772	669
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 5.00% 12/1/2041	3,393	2,689
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 5.00% 12/1/2050	4,500	3,330
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-B, 7.90% 12/15/2050 (f)	1,125	974
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2039 (a)	1,985	1,990
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049 (a)	3,000	2,841
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax GO and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	1,000	984
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax GO and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051 (a)	12,463	11,334
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	2,674	2,657
County of Adams, Uplands Metropolitan Dist. No. 1, Limited Tax GO Cash Flow Bonds, Series 2023-B, 5.00% 9/15/2053 (a)(f)	20,097	13,099
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.50% 12/1/2044 (a)	5,670	5,771
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2021, 4.375% 12/1/2052	9,950	8,246
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.75% 12/1/2054 (a)	9,840	9,889
County of Arapahoe, Cooperleaf Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021-B, 5.50% 12/15/2036	572	559
County of Arapahoe, Copperleaf Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051 (f)	5,000	3,987
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 1, Limited Tax GO and Special Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2049	3,610	3,465
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026	658	657
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2031	555	538
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2041	3,600	3,152
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 12/1/2055	13,079	10,273

219	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
County of Arapahoe, Forest Trace Metropolitan Dist. No. 3, GO Limited Tax Bonds, Series 2023-B, 9.00% 12/15/2047 (a)	USD994	$985
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 12/1/2027	112	112
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 5.125% 12/1/2037	570	570
County of Arapahoe, Powhaton Road Metropolitan Dist. No. 3, Limited Tax Supported Rev. Bonds, Series 2021, 5.00% 12/1/2051 (f)	5,960	5,017
County of Arapahoe, Sky Ranch Community Auth. Board Dist. No. 1, Limited Tax Supported Bonds, Series 2024-B, 6.50% 12/15/2054 (f)	508	499
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2033	1,500	1,534
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2043	3,555	3,587
City of Arvada, Canyon Pines Metropolitan Dist., Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2021-A-2, 3.75% 12/1/2040	6,139	5,039
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax GO and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2039	3,560	3,171
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax GO and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	5,112	4,249
City of Arvada, Sabell Metropolitan Dist., Limited Tax GO Bonds, Series 2020-B-3, 8.25% 12/15/2050 (a)(f)	606	600
City of Arvada, Sabell Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2050 (a)	4,308	4,201
Town of Ault, Conestoga Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2021-A-3, 5.25% 12/1/2051 (f)	1,625	1,449
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax Convertible GO Bonds, CAB, Series 2025-A-1, 0% 12/1/2055 (6.25% on 12/1/2027) (e)	9,000	8,461
City of Aurora, Buckley Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	29,160	28,491
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax GO Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (5.25% on 12/1/2027) (e)	12,249	10,078
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 12/1/2027	120	120
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.25% 12/1/2047	865	844
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2020-B, 7.875% 12/15/2049 (f)	933	932
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (5.75% on 12/1/2027) (e)	47,527	40,811
City of Aurora, Horizon Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021-A-3, 4.50% 12/1/2051 (a)(f)	6,380	4,991
City of Aurora, Inspiration Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-B, 5.00% 12/15/2036	703	661
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018, 5.25% 12/1/2048	2,000	1,907
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 12/1/2048	11,379	11,398
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2021-B, 7.25% 12/15/2051 (f)	524	518
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A, 3.75% 12/1/2041	3,615	3,161
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 12/1/2051	3,875	3,131
City of Aurora, Senac South Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A-3, 5.25% 12/1/2051 (f)	12,415	11,801
City of Aurora, Sky Dance Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 6.00% 12/1/2054	2,500	2,511
City of Aurora, Sky Dance Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 8.50% 12/15/2054 (f)	694	684
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	1,789	1,794
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	600	602
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	3,792	3,746
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2047	325	321
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021-A-1, 4.125% 12/1/2031	800	709
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax GO Bonds, CAB, Series 2021-A-1, 5.50% 12/1/2051	3,000	2,389
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.375% 12/1/2039	1,000	1,001
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.50% 12/1/2048	11,370	10,868
City of Aurora, Velocity Metropolitan Dist. No. 5, Limited Tax GO Bonds, Series 2022-B, 8.00% 12/15/2039 (f)	14,190	14,180
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 12/1/2041	2,635	2,180
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	38,366	28,580

American Funds Tax-Exempt Income Funds	220

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Convertible CAB, Series 2021-A-2, 0% 12/1/2036 (4.375% on 12/1/2027) (e)	USD6,552	$5,362
Belleview Place Metropolitan Dist., GO Bonds, Series 2020-A-3, 5.00% 12/1/2050	1,730	1,650
Belleview Village Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2020, 4.95% 12/1/2050	571	551
Town of Bennett, Section 27 Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.50% 12/1/2051 (f)	4,160	3,432
Town of Berthoud, Berthoud-Heritage Metropolitan Dist. No. 10, Limited Tax GO Bonds, Series 2022-A, 4.50% 12/1/2041	500	449
Town of Berthoud, Berthoud-Heritage Metropolitan Dist. No. 10, Limited Tax GO Bonds, Series 2022-A, 4.75% 12/1/2052	1,000	822
Brickyard Metropolitan Dist. No. 1, GO Limited Tax and Special Rev. Bonds, Series 2025, 7.00% 12/1/2045	860	850
Brickyard Metropolitan Dist. No. 1, GO Limited Tax and Special Rev. Bonds, Series 2025, 7.25% 12/1/2057	10,000	9,600
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2040	1,030	1,036
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050	11,616	11,035
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051	3,000	2,453
City of Brighton, Ridgeline Vista Metropolitan Dist., GO Limited Tax Bonds, Series 2021-A, 5.25% 12/1/2060 (f)	4,544	4,254
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2023-B, 8.25% 12/15/2039 (f)	9,500	9,389
City and County of Broomfield, Aspen Street Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A-3, 5.125% 12/1/2050 (f)	5,389	4,574
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2024-B, 6.75% 12/15/2054 (f)	7,750	7,713
City and County of Broomfield, BBC Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 4.75% 12/1/2051 (f)	15,745	12,710
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax GO and Rev. Bonds, Series 2021-A-2, 5.00% 12/1/2049 (a)	669	626
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax GO and Rev. Ref. Bonds, Series 2021-A-1, 5.00% 12/1/2049 (a)	2,748	2,541
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021, 4.00% 12/1/2031	1,619	1,510
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	1,435	1,218
City and County of Broomfield, Highlands Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2022, 6.75% 12/1/2051 (f)	5,975	5,730
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2024-B, 6.25% 12/20/2054 (a)	6,590	6,405
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax GO and Rev. Bonds, Series 2024-C, 8.00% 12/15/2037 (a)(f)	2,580	2,581
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax GO and Rev. Ref. Bonds, CAB, Series 2024-B, 0% 12/15/2054 (5.875% on 12/15/2026) (a)(e)	7,242	7,124
City and County of Broomfield, Palisade Park North Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 5.50% 12/1/2051 (f)	38,562	30,787
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. Bonds, Series 2024-B, 6.50% 12/15/2054 (f)	3,900	3,832
Town of Castle Rock, Castleview Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-A-3, 5.00% 12/1/2050 (f)	4,720	3,865
Town of Castle Rock, Lanterns Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A-3, 4.50% 12/1/2050 (f)	2,830	2,186
CCP Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2053 (f)	1,165	1,134
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	4,470	4,470
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2036	1,870	1,845
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	4,989	4,721
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2044	105	110
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.25% 12/15/2048	745	779
City of Colorado Springs, Banning Lewis Ranch Metropolitan Dist. No. 8, Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051 (a)(f)	5,500	4,532
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A-2 4.00% 12/1/2030	1,510	1,487
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A-2 5.00% 12/1/2050	9,031	8,556

221	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 12/1/2029	USD5,927	$5,856
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039	2,000	2,002
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2043	6,524	6,385
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 6.00% 12/1/2054	14,368	14,359
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-B, 8.00% 12/15/2054 (f)	9,300	9,136
City of Colorado Springs, Gold Hill Mesa Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2022-B, 7.00% 12/15/2039 (f)	3,751	3,771
City of Colorado Springs, Gold Hills North Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.60% 12/1/2054 (a)	5,186	5,117
City of Colorado Springs, Gold Hills North Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-B, 8.00% 12/15/2054 (a)(f)	2,345	2,306
City of Colorado Springs, Greenways Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-A-3, 4.625% 12/1/2051 (f)	3,196	2,500
City of Colorado Springs, Mountain Vista Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2050 (a)(f)	12,000	9,947
City of Colorado Springs, Peak Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-B, 7.625% 12/15/2051 (a)(f)	1,651	1,631
City of Colorado Springs, Vistas at West Mesa Metropolitan Dist., Limited Tax Rev. Ref. and Improvement GO Bonds, Series 2023, 7.50% 12/1/2053 (f)	2,635	2,637
Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax GO Bonds, Series 2018-B, 7.375% 12/15/2047 (f)	1,138	1,137
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2041	994	981
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051	1,705	1,598
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	15,024	11,414
City of Commerce City, Second Creek Farm Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	4,500	4,227
Conexus Metropolitan Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 6.25% 12/1/2055	5,000	5,045
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-A, 6.50% 12/1/2055	7,800	8,010
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-B, 8.75% 12/1/2055 (f)	2,187	2,148
Crowfoot Valley Ranch Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2024-B, 6.125% 12/15/2054 (f)	4,250	4,089
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018, 5.00% 12/1/2048	2,468	2,440
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 4.125% 11/15/2053	2,445	2,142
City and County of Denver, Aviation Station North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2048	3,920	3,739
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040 (a)	2,860	2,863
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049 (a)	6,976	6,606
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax GO Bonds (Convertible to Unlimited Tax), Convertible CAB, Series 2019-B, 0% 12/1/2049 (7.50% on 12/1/2027) (e)	20,665	7,185
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax GO Bonds, Series 2022, 7.50% 12/15/2051 (f)	16,508	16,242
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 12/1/2046	13,463	13,252
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2034	540	391
City and County of Denver, Denver Gateway Meadows Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	9,580	9,360
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032	21,725	21,742
City and County of Denver, Loretto Heights Community Auth., Special Rev. Bonds, Series 2021, 4.875% 12/1/2051 (f)	6,000	4,729
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2037	1,575	1,676
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2038	1,750	1,852
City and County of Denver, Smith Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Bonds, Series 2026-A, 6.00% 12/1/2055	1,225	1,225

American Funds Tax-Exempt Income Funds	222

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045	USD2,240	$1,744
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	5,035	5,041
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	2,525	2,528
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 5.125% 12/1/2050	1,270	1,238
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 6.00% 12/1/2055	2,040	2,154
County of Douglas, Canyons Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.50% 12/1/2051 (f)	16,000	14,287
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.00% 12/1/2041	2,070	1,753
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.00% 12/1/2051	3,975	3,015
County of Douglas, Cielo Metropolitan Dist., Limited Tax GO Bonds, Series 2021-3, 5.25% 12/1/2050 (f)	2,500	2,180
County of Douglas, Hilltop Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, AMT, 6.25% 12/1/2050	1,390	1,276
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 4.50% 12/1/2049	454	432
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 6.125% 12/15/2049 (f)	2,100	2,061
County of Douglas, Newlin Crossing Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.375% 12/1/2054 (a)(f)	645	641
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	935	1,004
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2006-B, NATL, 0% 9/1/2037	3,440	1,979
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2038	1,110	660
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2026-A-2, 0% 9/1/2039	1,040	578
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039 (a)	1,000	989
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044 (a)	625	618
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.80% 4/1/2054 (a)	4,395	4,250
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059 (a)	3,960	3,762
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	75	66
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	265	213
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	435	330
County of El Paso, Flying Horse Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2019, 6.00% 12/1/2049 (a)(f)	4,965	4,971
County of El Paso, Glen Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 4.25% 12/1/2051	3,870	3,136
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 4.50% 12/1/2031	530	525
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 5.00% 12/1/2041	1,250	1,260
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 5.00% 12/1/2051	4,200	4,037
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-B-3, 8.00% 12/15/2051 (f)	2,916	2,865
County of El Paso, Waterview North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	3,020	2,924
County of El Paso, Waterview North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2024-B, 8.00% 12/15/2054 (a)	782	770
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	2,900	2,919
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2051 (a)	4,500	4,178
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	9,907	9,780
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-B, 7.125% 12/1/2054 (f)	4,090	4,001
County of Elbert, Independence Water and Sanitation Dist., Special Rev. Ref. and Improvement Bonds, Series 2024, 5.125% 12/1/2033	4,446	4,559
County of Elbert, Spring Valley Metropolitan Dist. No. 4, Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.125% 12/1/2050	2,500	2,430
Town of Elizabeth, Highway 86 Metropolitan Dist., Limited Tax GO Cash Flow Bonds, Series 2021-A-3, 5.125% 12/1/2051 (f)	1,015	882
Ellston Park Metropolitan Dist., Limited Tax GO Bonds, Series 2025-A, 6.00% 12/1/2055 (a)	1,235	1,222

223	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Ellston Park Metropolitan Dist., Limited Tax GO Bonds, Series 2025-B, 8.25% 12/15/2055 (a)	USD295	$290
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-B, 6.95% 12/15/2054 (f)	3,100	3,099
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052	6,000	6,034
Town of Erie, Jay Grove Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.25% 12/1/2051 (f)	2,450	1,885
Town of Erie, Sunset Parks Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.125% 12/1/2054 (a)(f)	915	887
Town of Erie, Sunset Parks Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 7.625% 12/15/2054 (a)(f)	648	637
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2040	1,350	1,321
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2050	7,215	6,902
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, CAB, Series 2021-A-2, 0% 12/1/2050 (5.20% on 12/1/2026) (e)	1,000	988
Town of Firestone, Cottonwood Hollow Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	13,823	11,133
Town of Firestone, St. Vrain Lakes Metropolitan Dist. No. 2, Subordinate Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2024-B, 6.375% 11/15/2054 (f)	3,478	3,406
City of Fort Collins, Waters’ Edge Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	4,945	4,586
City of Fort Lupton, Lupton Village Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.625% 12/1/2051 (f)	10,130	7,955
City of Fort Lupton, Murata Farms Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2022, 6.125% 12/1/2051 (f)	4,205	3,823
Fraser Housing Auth., Housing Facs. Rev. Bonds (St. Louis Landing Project), Series 2026, 6.125% 12/1/2065 (a)	12,185	12,367
Town of Frederick, Hidden Creek Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A-3, 4.625% 12/1/2045 (a)(f)	2,290	1,999
County of Grand, Roam Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	21,875	21,211
City of Greeley, Lake Bluff Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2021, 5.25% 12/1/2051 (f)	24,500	21,504
City of Greeley, Westgate Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.375% 12/1/2051 (f)	12,538	11,030
Green Valley Ranch East Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.875% 12/1/2050	1,000	1,012
Green Valley Ranch East Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2025-A, CAB, 0% 12/1/2055 (6.50% on 12/1/2029) (e)	1,500	1,243
Green Valley Ranch East Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2025-B, 8.00% 12/15/2055	1,025	1,000
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032 (a)	595	609
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047 (a)	4,075	4,134
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	1,780	1,813
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	6,560	4,588
Health Facs. Auth., Rev. Bonds (Colorado Senior Residences Project), Series 2012, 7.125% 6/1/2047 (b)	2,774	56
Health Facs. Auth., Rev. Bonds (Commonspirit Health), Series 2019-A-1, 4.00% 8/1/2044	1,000	913
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	2,000	1,693
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2050	1,200	1,201
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2055	1,135	1,115
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	2,205	2,196
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042 (b)	1,261	25
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 4.25% 9/15/2038	205	200
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 5.00% 9/15/2048	1,000	978
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038	1,710	1,683
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 1/1/2038	5,245	5,349
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2042	3,340	3,138
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027	480	486
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2028	500	507
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2031	2,130	2,154
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2032	935	945
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2037	2,045	2,060

American Funds Tax-Exempt Income Funds	224

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2047	USD1,510	$1,513
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2041	1,685	1,571
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2048	2,750	2,360
Hess Ranch Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A-1, 5.00% 12/1/2049	3,500	3,396
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	705	710
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	575	631
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	1,720	1,860
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	2,805	3,098
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-C, Class I, 6.00% 11/1/2055	1,770	1,933
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-H, Class I, 6.25% 5/1/2057	860	955
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 6/1/2049	5,593	5,386
County of Jefferson, Hogback Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2041	1,425	1,409
County of Jefferson, Hogback Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051	3,450	3,190
County of Jefferson, RRC Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.25% 12/1/2051 (f)	20,000	17,395
County of Jefferson, Three Hills Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.625% 12/1/2051 (f)	12,205	11,216
Jefferson Center Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2026-A, 5.75% 12/1/2046 (a)	2,000	1,995
Jefferson Center Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2026-A, 6.00% 12/1/2056 (a)	6,500	6,486
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2041	2,250	2,113
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	1,770	1,552
Town of Johnstown, Granary Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2022, 6.75% 12/1/2051 (f)	17,768	17,489
Town of Johnstown, Granary Metropolitan Dist. No. 9, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.45% 12/1/2044 (a)	4,121	4,173
Town of Johnstown, Johnstown Farms East Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (a)(f)	1,500	1,274
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	2,300	2,307
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	8,176	7,858
Karl’s Farm Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 6.20% 12/15/2044 (f)	567	574
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, 5.50% 12/1/2045 (a)	4,030	4,118
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 5.75% 12/1/2055 (a)	5,220	5,264
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 8.25% 12/15/2055 (a)(f)	3,000	2,925
County of La Plata, Three Springs Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. Bonds, Series 2020-B, 7.125% 12/15/2050 (f)	4,065	4,000
Lafferty Canyon Metropolitan Dist. Limited Tax GO Bonds, Series 2025-B, 5.625% 12/1/2055	500	504
Lafferty Canyon Metropolitan Dist. Limited Tax GO Bonds, Series 2025-B, 8.00% 12/15/2055 (f)	835	820
County of Larimer, East Fossil Creek Ranch Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A, 6.00% 12/1/2048 (f)	4,750	4,512
Legato Community Auth., Limited Tax Rev. Bonds (Dist. Nos. 1, 2, 3, and 7), Series 2021-A-1, 5.00% 12/1/2051	750	627
City of Littleton, Mineral Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	2,950	2,900
City of Littleton, Mineral Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-B, 8.50% 12/1/2054 (a)(f)	525	517
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	1,600	1,508
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2041	6,509	5,853
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	35,443	28,351
City of Loveland, Cascade Ridge Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	5,625	4,888
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 12/1/2051	5,000	4,746
City of Loveland, Eagle Brook Meadows Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	1,600	1,484

225	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Mead Place Metropolitan Dist. No. 4, Limited Tax GO Bonds, CAB, Series 2024, 0% 12/1/2054 (8.00% on 6/1/2029) (a)(e)	USD12,093	$9,124
Town of Mead, Liberty Ranch Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021-A, 5.25% 12/1/2051 (f)	6,590	5,777
Town of Monument, Willow Springs Ranch Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 6.50% 10/15/2054 (a)(f)	645	634
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.75% 12/1/2047	1,000	1,000
Palisade Park North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-B, 5.25% 12/15/2051 (f)	2,412	2,187
Town of Parker, Belford North Metropolitan Dist., GO Limited Tax Bonds, Series 2020-A, 5.50% 12/1/2050	4,429	3,996
Town of Parker, Cherry Creek South Metropolitan Dist. No. 5, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	36,049	33,003
Town of Parker, Overlook Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021-B, 5.50% 12/15/2051 (f)	731	658
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	1,735	1,615
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-B, 8.00% 12/15/2049 (f)	614	610
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, 5.375% 12/1/2048	1,410	1,397
County of Pasco, River Landing Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2020-A, 7.875% 5/1/2040 (f)	675	666
Poudre Heights Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 7.875% 12/1/2040 (a)(f)	985	989
Poudre Heights Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.50% 12/1/2054 (a)(f)	975	917
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	1,165	1,207
County of Pueblo, North Vista Highlands Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021-B, 9.00% 12/15/2051 (f)	4,003	1,888
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	890	887
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.00% 6/1/2041	615	635
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.25% 6/1/2042	650	685
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.25% 6/1/2043	500	524
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.25% 6/1/2044	500	522
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.50% 6/1/2051	750	774
County of Routt, Airport Rev. Bonds (Yampa Valley Regional Airport), Series 2026, AMT, 5.50% 6/1/2056	750	769
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 5.50% 12/1/2036	4,043	4,045
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	2,585	2,586
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 6.50% 12/15/2048 (f)	3,500	2,942
Sterling Ranch Community Auth. Board Dist. No. 2, Limited Tax Bonds, Series 2025-B, 6.875% 12/15/2055 (f)	570	569
Sterling Ranch Community Auth. Board, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.625% 12/1/2043	2,727	2,815
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 6.125% 12/1/2039	1,100	1,138
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	2,300	2,310
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 6.50% 12/1/2054	3,000	3,094
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-B, 8.25% 12/15/2054 (a)(f)	2,100	2,068
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-B, 8.75% 12/15/2054 (f)	1,840	1,802
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2025-B, 8.00% 12/15/2055 (a)(f)	1,840	1,861
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. Bonds, Series 2025-A-2, 6.25% 12/1/2055 (a)	5,616	5,676
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039 (f)	4,953	3,867
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2051 (f)	9,413	6,500
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2039 (f)	743	729
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049 (f)	1,590	1,426
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Bonds, Series 2022-B, 6.375% 12/15/2052 (f)	1,586	1,553
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Series 2022-B, 6.00% 12/15/2052 (f)	4,243	3,883

American Funds Tax-Exempt Income Funds	226

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Convertible CAB, Series 2022-A, 4.00% 12/1/2052	USD8,871	$6,878
Tow of Eagle, Haymeadow Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2025-A, 6.125% 12/1/2054	1,500	1,532
Trails at Crowfoot Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2024-B, 6.875% 12/15/2052 (f)	2,750	2,691
Tree Farm Metropolitan Dist., GO Limited Tax Bonds, Series 2021, 4.50% 12/1/2041 (a)	500	459
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 5.875% 10/1/2055 (a)	1,235	1,268
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 6.00% 10/1/2064 (a)	2,200	2,262
Water Valley Metropolitan Dist. No. 2, GO Rev. Ref. Bonds, Series 2016, 5.25% 12/1/2040	825	826
County of Weld, Prairie Song Metropolitan Dist. No.1, Limited Tax GO Bonds, Series 2026-B, 8.25% 12/15/2056	870	858
County of Weld, Prairie Song Metropolitan Dist. No.1, Limited Tax GO Bonds, Convertible CAB, Series 2026-A, 0% 12/01/2056	2,130	1,626
County of Weld, Red Barn Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, 5.50% 12/1/2055	2,000	2,006
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 4.50% 12/1/2051	20,925	16,936
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2022-A-3-1, 5.00% 12/1/2042	3,600	3,229
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2022-A-3-1, 5.00% 12/1/2051	9,465	7,517
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Convertible CAB, Series 2022-A-3-2, 0% 12/1/2051 (5.75% on 12/1/2027) (e)	4,390	3,223
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Special Rev. Bonds, Series 2022, 4.625% 12/1/2028 (f)	19,500	18,204
Westwood Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A, 4.00% 12/1/2051	2,000	1,669
City of Wheat Ridge, Legacy Community Auth., Limited Tax Rev. Bonds, Series 2025-A, 6.75% 12/1/2055	5,750	5,860
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.25% 12/1/2051 (a)(f)	30,510	29,639
Willow Bend Metropolitan Dist., Limited Tax (Convertible to Unlimited Tax) GO Bonds, Series 2019-A, 5.00% 12/1/2049	500	477
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	7,536	6,645
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046 (a)(f)	8,750	8,077
Town of Windsor, Prairie Song Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	9,237	9,025
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 4.125% 12/1/2051	3,392	2,428
Town of Windsor, Water Valley Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2024-A, 5.25% 12/1/2054 (f)	600	590
		1,380,901
Connecticut 0.82%
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2043	530	241
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2044	875	374
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2045	2,335	937
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2046	860	322
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, 0% 8/1/2047	1,630	557
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, 0% 8/1/2049	2,650	794
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, 0% 8/1/2051	2,535	675
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, BAM, 0% 8/1/2052	1,725	443
Aquarion Water Auth., Subordinate Water System Rev. Bonds, CAB, Series 2026-E, 0% 8/1/2053	1,375	323
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2047	1,055	373
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2048	990	327
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2053	750	185
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2054	1,980	460
Aquarion Water Auth., Water System Rev. Bonds, CAB, Series 2026-C, 0% 8/1/2055	1,825	399
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2036 (a)	850	811
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2041 (a)	1,000	902
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 5.625% 4/1/2044 (a)	2,090	2,159
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051 (a)	5,630	4,432

227	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 6.00% 4/1/2052 (a)	USD6,300	$6,438
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2027	10	10
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2031	20	20
Health and Educational Facs. Auth., Rev. Bonds (Duncaster, Inc.), Series 2014-A, 5.00% 8/1/2044	400	396
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-B-3, 4.40% 12/15/2031	605	606
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-B-2, 4.60% 12/15/2032	3,105	3,112
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-A, 5.875% 12/15/2046	2,020	2,033
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-A, 6.25% 12/15/2053	3,050	3,077
Health and Educational Facs. Auth., Rev. Bonds (Fairview Issue), Series 2026-A, 6.375% 12/15/2061	3,925	3,957
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2039 (a)	1,000	975
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2044 (a)	1,000	944
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 9/1/2053 (a)	1,460	1,379
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2045 (a)	1,295	1,183
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2055 (a)	1,960	1,642
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045	1,655	1,559
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	2,650	2,679
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	465	437
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2041	1,055	952
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2051	1,395	1,116
Health and Educational Facs. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2016-CT, 5.00% 12/1/2045	590	590
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	250	251
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	135	137
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	180	186
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	490	510
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 5.00% 11/15/2032	350	368
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 5.00% 11/15/2034	280	294
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2035	630	611
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 5.00% 11/15/2035	70	73
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 11/15/2036	1,200	1,095
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2036	205	198
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 5.00% 11/15/2036	60	63
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 11/15/2037	2,095	1,696
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.125% 11/15/2037	730	709
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 4.75% 11/15/2037	750	738
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	935	895
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2026-B, AMT, 4.25% 11/15/2043	185	177
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 5.00% 11/15/2031	420	440
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 5.00% 11/15/2033	500	526
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 5.00% 11/15/2035	115	121
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 5.00% 11/15/2036	125	131

American Funds Tax-Exempt Income Funds	228

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Higher Education Supplemental Loan Auth., Rev. Ref. Bonds (Chesla Loan Program), Series 2026-C, AMT, 4.25% 11/15/2043	USD555	$530
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	140	140
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	610	604
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	1,015	1,071
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	670	715
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054	500	544
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 8/1/2026 (a)	955	955
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	11,340	11,348
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 8/1/2035 (a)	11,035	11,229
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	10,983	11,066
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	1,700	1,710
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	15,185	15,259
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-C, 4.75% 10/1/2032	2,895	2,965
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-B, 5.375% 10/1/2033	4,880	4,920
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.00% 10/1/2040	885	926
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.375% 10/1/2045	1,515	1,598
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.50% 10/1/2055	925	956
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.25% 10/1/2060	810	819
		124,393
Delaware 0.07%
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2046	300	276
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2040 (put 10/1/2035)	600	591
Econ. Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-B, 5.00% 11/15/2048	1,860	1,849
Health Facs. Auth., Rev. Bonds (Christiana Care Health System), Series 2026, 5.25% 10/1/2051	1,455	1,519
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	6,250	6,767
		11,002
District of Columbia 0.32%
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-A-1, FHA, 2.50% 3/1/2042	4,525	3,356
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	2,660	2,224
Income Tax Secured Rev. Bonds, Series 2026-A, 5.00% 6/1/2047	3,000	3,150
Income Tax Secured Rev. Bonds, Series 2026-A, 5.00% 6/1/2051	5,000	5,186
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2050	1,805	1,869
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2025-A, 5.25% 7/15/2055	1,585	1,645
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 10/1/2050	4,450	4,483
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.25% 10/1/2041	1,220	1,292
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.50% 10/1/2054	5,780	6,005
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2053	7,110	5,931
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	1,240	1,255
Rev. Bonds (Rocketship DC Obligated Group), Series 2024-A, 5.00% 6/1/2034	650	640
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2041 (a)	1,250	1,157
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2042	725	725
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-A, 5.00% 7/1/2048	735	716
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	3,750	3,653
Tax Increment Rev Bonds (Union Market Infrastructure Project), Series 2021-A, 4.25% 6/1/2046 (a)	5,305	4,474
		47,761

229	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida 5.45%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2040	USD1,795	$1,677
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	940	878
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2046	1,425	1,236
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2046	1,555	1,349
County of Alachua, Health Facs. Auth., Health Facs. Auth. Rev. Bonds (Terraces at Bonita Springs Project), Series 2022-A, 5.00% 11/15/2061 (a)	900	738
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.375% 5/1/2030	320	307
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 5/1/2040	1,165	1,004
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 4.10% 5/1/2050	1,000	804
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	1,085	1,088
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	6,215	6,089
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	4,840	4,678
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/2037	1,660	1,661
Braddock Lakes Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2025, 5.75% 5/1/2055	2,325	2,252
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2044	2,115	1,937
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.125% 6/15/2044 (a)	400	413
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.50% 6/15/2054 (a)	275	279
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.625% 6/15/2059 (a)	445	453
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2029	1,000	1,036
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2030	1,000	1,042
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2033	1,335	1,375
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2035	500	511
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2041 (a)	710	617
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2051 (a)	1,505	1,167
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2056 (a)	1,275	956
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2038 (a)	985	963
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2048 (a)	2,595	2,404
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2039 (a)	1,145	1,011
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2054 (a)	2,150	1,699
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2041 (a)	235	220
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2056 (a)	915	773
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049 (a)	1,490	1,383
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054 (a)	3,880	3,523
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027 (a)	375	374
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 6/15/2037 (a)	4,625	4,594
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 6/15/2047 (a)	8,800	8,291

American Funds Tax-Exempt Income Funds	230

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 4.00% 10/15/2029 (a)	USD335	$332
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2037 (a)	1,205	1,195
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2039 (a)	995	973
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2047 (a)	2,730	2,578
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2049 (a)	2,625	2,439
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2052 (a)	1,595	1,452
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2054 (a)	1,865	1,682
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056 (a)	47,185	41,469
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), CAB, Series 2021-B, 0% 7/1/2061 (a)	197,160	16,832
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	4,935	4,140
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031 (a)	3,505	3,355
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2044 (a)	1,345	1,288
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.00% 6/15/2043 (a)	1,110	1,136
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.25% 6/15/2053 (a)	3,160	3,201
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.375% 6/15/2058 (a)	1,935	1,962
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 5.625% 6/15/2044 (a)	405	414
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 6.00% 6/15/2054 (a)	650	660
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 6.125% 6/15/2060 (a)	800	812
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	2,625	2,504
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2054	6,115	5,439
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2059	5,790	5,059
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2053 (a)	1,175	1,074
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2058 (a)	1,540	1,387
CFM Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021, 3.35% 5/1/2041	485	388
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 4.30% 5/1/2031 (a)	525	529
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044 (a)	2,395	2,400
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.25% 5/1/2055 (a)	1,800	1,746
County of Clay, Sandridge Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021-A-1, 3.875% 5/1/2041	435	397
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 5 Master Improvements Project), Series 2025, 5.30% 5/1/2045	1,215	1,212
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 5 Master Improvements Project), Series 2025, 5.60% 5/1/2056	1,000	970
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2043	660	662
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2045	1,725	1,725

231	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	USD2,895	$2,842
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	2,020	1,664
Cypress Preserve Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area No. 2), Series 2019, 4.00% 11/1/2039	370	333
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.00% 10/1/2042 (a)	250	238
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.125% 10/1/2052 (a)	3,670	3,267
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.25% 10/1/2056 (a)	1,670	1,485
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034 (a)	595	602
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2054 (a)	2,400	2,257
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2059 (a)	2,665	2,473
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2041 (a)	1,095	1,007
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2051 (a)	915	782
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2033	675	680
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042	890	802
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2042	1,780	1,783
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047	1,780	1,743
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	995	957
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052	555	453
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	3,145	3,009
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.625% 6/15/2043 (a)	2,000	2,124
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.75% 6/15/2053 (a)	4,910	5,126
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2055	880	664
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.25% 8/1/2051	1,990	2,059
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 9/15/2030 (a)	1,310	1,278
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040 (a)	3,990	3,866
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025-A, 6.125% 6/15/2050 (a)	1,820	1,883
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2050 (a)	3,500	3,134
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025, 6.00% 6/15/2055 (a)	2,215	2,253
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2035	2,105	2,169
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2038	4,610	4,683
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	8,560	6,688
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AMT, 5.00% 7/1/2041	940	691
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AGI, AMT, 5.00% 7/1/2044	5,200	5,113
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AMT, 5.25% 7/1/2047	6,900	5,072
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AGI, AMT, 5.25% 7/1/2053	16,540	16,193
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AMT, 5.50% 7/1/2053	4,000	2,940
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2050 (a)	1,780	1,719
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2055 (a)	1,780	1,686
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2036 (a)	1,420	1,346
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2041 (a)	1,170	1,035
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2046 (a)	1,205	993
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2055 (a)	600	448

American Funds Tax-Exempt Income Funds	232

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Coastal Waste & Recycling, Inc. Project), Series 2026, AMT, 4.55% 6/1/2046 (put 6/1/2033) (a)	USD22,520	$22,527
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	13,695	13,744
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	7,450	7,632
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	50,150	46,258
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 4.50% 7/1/2032 (a)	18,745	18,612
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2026, AMT, 4.35% 4/1/2037 (put 4/2/2031)	14,840	14,747
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	9,070	9,081
Dev. Fin. Corp., Taxable Convertible Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2020-A, 6.00% 6/15/2050 (e)	1,895	1,868
Edgewater East Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.60% 5/1/2041	1,000	844
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2031	2,000	2,095
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2024, AMT, 5.25% 10/1/2051	4,140	4,227
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2022-A, AMT, 4.00% 10/1/2052	4,155	3,511
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.25% 11/1/2034	2,500	2,651
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.25% 11/1/2035	3,120	3,289
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2036	2,200	2,358
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2037	3,630	3,870
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.25% 5/1/2040	500	479
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.00% 5/1/2052	500	418
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2028	1,040	1,041
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	320	322
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2055	510	489
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 10/1/2035	665	676
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Keiser University Project), Series 2025, 6.25% 7/1/2055 (a)	7,970	8,058
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2022-A, AMT, 4.00% 10/1/2052	1,500	1,254
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2045	890	817
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 3.50% 8/1/2055	885	666
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055	3,205	2,695
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031	285	291
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.60% 5/1/2044	1,530	1,571
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.875% 5/1/2055	2,190	2,216
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	450	449
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	325	349
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,205	1,300
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	455	493
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	1,125	1,229
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	950	1,035
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 3.50% 5/1/2041	500	416
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 4.00% 5/1/2051	1,210	948
JEA, Electric System Rev. Bonds, Series 2026-A, 5.00% 10/1/2045	8,640	9,112
JEA, Electric System Rev. Bonds, Series 2026-A, 5.00% 10/1/2051	8,000	8,208
KD52 Community Dev. Dist. No. 1, Special Assessment Rev. Bonds, Series 2025, 5.875% 5/1/2045	800	804
KD52 Community Dev. Dist. No. 1, Special Assessment Rev. Bonds, Series 2025, 6.125% 5/1/2056	7,500	7,412

233	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 5.75% 5/1/2045	USD1,105	$1,136
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 6.00% 5/1/2057	4,950	5,011
City of Lake Alfred, Eden Hills Community Dev. Dist., Special Assessment Bonds, Series 2020, 4.125% 5/1/2051	250	209
Lake Flores Community Dev. Dist., Special Assessment Bonds, Series 2026, 5.45% 5/1/2046	1,000	999
Lake Flores Community Dev. Dist., Special Assessment Bonds, Series 2026, 5.75% 5/1/2056	1,300	1,281
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.80% 5/1/2045	1,340	1,419
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 6.00% 5/1/2056	3,900	4,047
County of Lee, Airport Rev. Bonds, Series 2026-A-2, AMT, 5.00% 10/1/2056 (put 10/1/2031)	905	958
County of Lee, Esplanade Lake Club Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 4.00% 11/1/2040	505	461
County of Lee, Industrial Dev. Auth., Healthcare Facs. Improvement Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point/Waterside Health Project), Series 2019, 5.00% 11/15/2049	375	375
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2052	1,645	1,545
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2057	6,040	5,592
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2044	2,240	2,338
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-C, 5.00% 11/15/2054	890	876
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2054	2,390	2,412
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 4.50% 10/1/2036 (a)	460	453
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 5.75% 10/1/2050 (a)	905	914
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2026, 6.00% 10/1/2061 (a)	360	364
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2028	65	66
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044	180	182
County of Lee, Portico Community Dev. Dist., Special Assessment Rev. Ref. and Improvement Bonds, Series 2020-1, 3.50% 5/1/2037	435	391
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2031	345	325
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2031	130	122
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2036	720	625
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2036	430	373
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.00% 6/15/2045 (a)	1,530	1,574
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.25% 6/15/2055 (a)	7,530	7,655
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.125% 6/15/2065 (a)	12,850	12,889
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2026, 5.875% 10/1/2061	1,325	1,281
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Discovery Academy of Sucnce Pasco Project), Series 2026-A, 6.75% 6/1/2047 (a)	2,320	2,214
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Discovery Academy of Sucnce Pasco Project), Series 2026-A, 7.25% 6/1/2066 (a)	10,055	9,731
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 6.75% 11/15/2055 (a)	3,000	3,157
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025-A, 6.875% 11/15/2064 (a)	4,840	5,097

American Funds Tax-Exempt Income Funds	234

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	USD305	$306
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,845	1,843
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 5/1/2037	890	896
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 5/1/2047	980	982
County of Manatee, Artisan Lakes East Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-1, 4.00% 5/1/2051	215	173
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.00% 5/1/2040	435	402
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.25% 5/1/2051	865	749
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2037	1,545	1,489
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	11,260	11,347
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/2041	4,405	4,757
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2017, 5.00% 8/1/2047	410	411
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, AGI, 4.00% 8/1/2051	2,670	2,349
County of Miami-Dade, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (CFC-MB I, LLC Collins Park Housing Project), Series 2023, AMT, 6.25% 1/1/2059 (a)	6,665	6,818
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031	6,035	5,947
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	9,245	8,467
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	15,190	12,722
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051	3,500	2,476
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.00% 5/1/2034	1,505	1,474
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.20% 5/1/2039	890	847
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.55% 5/1/2044	1,140	1,088
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.75% 5/1/2055	2,760	2,496
Mirada II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021, 4.00% 5/1/2051	1,095	884
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 4.50% 5/1/2031	80	80
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.15% 5/1/2044	510	518
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.40% 5/1/2054	825	823
City of North Port, West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-1, 5.75% 5/1/2036	1,605	1,607
City of North Port, West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-2, 5.75% 5/1/2036	1,010	972
City of North Port, West Villages Improvement Dist., Special Assessment Rev. Bonds (Unit of Dev. No. 7), Series 2021, 3.50% 5/1/2041	805	655
Northlake Stewardship Dist., Special Assessment Bonds (Pod A - Assessment Area Two), Series 2026, 5.75% 5/1/2056	1,000	971
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	3,825	3,825
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2034	1,785	1,947
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2026-A, 5.00% 10/1/2035	895	976
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	6,395	5,904

235	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	USD5,935	$5,176
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2050	2,675	2,765
Ormond Crossings West Community Dev. Dist., Special Assessment Bonds (Master Infrastructure Project), Series 2025, 5.75% 11/1/2047	500	494
Ormond Crossings West Community Dev. Dist., Special Assessment Bonds (Master Infrastructure Project), Series 2025, 6.00% 11/1/2057	2,750	2,665
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	4,450	4,459
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	1,110	1,115
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-B, 5.00% 11/15/2055	110	109
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 5/15/2036	900	900
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	220	208
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	610	620
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.125% 5/15/2046	430	430
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.50% 5/15/2051	1,080	1,088
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 5/15/2053	1,065	990
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2026-B, 5.625% 5/15/2061	2,070	2,074
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 6/1/2055	3,250	3,007
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 5/1/2037	1,505	1,506
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 5/1/2036	1,420	1,421
Palmetto Ridge Community Dev. Dist., Special Assessment Bonds (Assessment Area Two Project), Series 2026, 5.375% 5/1/2046	2,000	1,957
Palmetto Ridge Community Dev. Dist., Special Assessment Bonds (Assessment Area Two Project), Series 2026, 5.80% 5/1/2056	2,200	2,142
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.75% 9/1/2054	580	616
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 4.00% 6/1/2046 (a)	1,740	1,352
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 5.00% 6/1/2056 (a)	3,545	2,927
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2029	1,080	1,101
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2039	2,730	2,734
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039	1,550	1,556
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2055	1,400	1,316
County of Polk, Westside Haines City Community Dev. Dist., Special Assessment Bonds (Assessment Area One Project), Series 2021, 3.25% 5/1/2041	650	548
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2030	1,085	1,076
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2035	4,270	4,056
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	125	117
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2036	2,275	2,220
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039	665	665
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2041	3,035	2,801
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	2,725	2,725
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	1,720	1,422
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056	7,810	6,277
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2021, 4.00% 5/1/2052	435	342

American Funds Tax-Exempt Income Funds	236

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2025, 5.65% 5/1/2056	USD750	$737
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2036	1,780	1,780
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.75% 5/1/2039	185	169
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	6,990	5,805
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	4,170	3,413
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2036	890	838
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2041	670	589
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2046	4,145	3,401
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	2,310	1,796
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032	1,295	1,296
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045	210	210
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2037	1,915	1,917
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2042	3,865	3,844
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2047	3,240	3,117
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2052	5,950	5,445
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,065	1,046
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2027	160	160
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2030	105	105
Six Mile Creek Community Dev. Dist., Capital Improvement and Rev. Ref. Bonds (Assessment Area 2, Phase 3B), Series 2021, 3.40% 5/1/2041	1,750	1,452
Six Mile Creek Community Dev. Dist., Capital Improvement and Rev. Ref. Bonds (Assessment Area 3, Phase 1), Series 2021, 3.50% 5/1/2041	630	528
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group), Series 2021-A, 3.00% 5/1/2051	1,775	1,263
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042	1,780	1,691
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047	2,980	3,000
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 6.75% 5/1/2039	1,263	1,196
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013 (b)	3,490	2,374
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 5/1/2013 (b)	3,584	1,039
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 4.125% 5/1/2040 (put 10/1/2027)	500	460
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,205	1,205
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	1,325	1,325
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	3,090	2,642
Triple Creek Community Dev. Dist., Special Assessment Bonds (Villages Q & R Project), Series 2021, 3.125% 11/1/2041 (a)	790	633
Board of Governors of the University of Florida Dormitory, Rev. Bonds, Series 2026-A, 5.00% 7/1/2054	3,750	3,850
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 3.25% 5/1/2041	1,470	1,187

237	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 4.00% 5/1/2052	USD2,015	$1,605
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-1, 4.625% 1/1/2030 (a)	375	375
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2037	885	891
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	4,205	4,025
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2052	2,670	2,457
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.50% 1/1/2055 (a)	2,220	2,178
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.625% 1/1/2060 (a)	6,940	6,878
Verano #3 Community Dev. Dist., Special Assessment Bonds (Phase 1 Assessment Area), Series 2021, 3.375% 5/1/2041	550	466
Viera Stewardship Dist., Special Assessment Rev. Bonds (Village 2 - Series 2021 Project), Series 2021, 4.00% 5/1/2053	1,500	1,172
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 5.125% 5/1/2056	4,600	4,492
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	835	767
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 2.85% 5/1/2036	360	315
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041	2,320	1,869
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	5,310	3,828
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034 (a)	135	134
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.20% 5/1/2039 (a)	830	800
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	910	873
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054 (a)	2,670	2,652
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.80% 5/1/2055 (a)	11,600	10,782
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	2,710	2,674
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	1,755	1,686
Woodlands Section 9 Community Dev. Dist., Special Assessment Bonds, Series 2026, 5.70% 5/1/2046	250	247
Woodlands Section 9 Community Dev. Dist., Special Assessment Bonds, Series 2026, 6.00% 5/1/2056	3,000	2,946
		823,671
Georgia 1.04%
City of Atlanta, Airport General Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049	885	916
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2036	600	650
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.25% 7/1/2050	9,020	9,310
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	1,560	1,502
City of Atlanta, Dev. Auth. Rev. Bonds (Gulch Enterprise Zone Project), CAB, Series 2024-A-1, 0% 12/15/2048 (6.50% on 6/15/2028) (a)(e)	3,070	2,814
City of Atlanta, Dev. Auth. Senior Rev. Bonds (Westside Gulch Area Project), Series 2024-A-2, 5.50% 4/1/2039 (a)	1,780	1,807
City of Atlanta, Dev. Auth., Health Care Facs. Rev. Bonds, CAB, Series 2017-B-2, 0% 1/1/2044 (b)	1,631	— (g)
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A-1, 7.00% 1/1/2040 (b)	6,000	2,700
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031 (a)	1,000	947
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042 (a)	3,710	3,250
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051 (a)	4,540	3,672

American Funds Tax-Exempt Income Funds	238

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	USD9,405	$5,933
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 3.60% 1/1/2040 (put 2/1/2030)	1,705	1,716
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	4,445	4,182
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.00% 6/15/2043 (a)	500	503
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.40% 6/15/2053 (a)	1,550	1,541
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.375% 6/15/2058 (a)	1,110	1,076
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/1/2055 (a)	1,535	1,574
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/1/2064 (a)	2,705	2,753
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2033	540	548
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (KSU Dining Hall Real Estate Foundation, LLC Project), Series 2017, 5.00% 7/15/2033 (preref. 7/15/2027)	345	352
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2031	1,125	1,104
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2036	865	807
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041	905	782
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2046	940	756
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2038	835	877
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2039	800	835
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2040	645	669
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	4,800	4,863
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.00% 7/1/2041 (a)	1,000	997
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.25% 7/1/2046 (a)	1,165	1,161
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.50% 7/1/2051 (a)	3,125	3,091
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.625% 7/1/2056 (a)	2,140	2,119
County of Fulton, Dev. Auth., Student Housing Rev. Bonds (Madrone - MS Student Housing I, LLC Project), Series 2026-A-1, 5.75% 7/1/2066 (a)	1,910	1,885
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	435	435
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	865	805
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 1/1/2031 (a)	1,755	1,686
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2036 (a)	2,055	2,065
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2054 (a)	1,000	943
GO Rev. Ref. Bonds, Series 2026-A-2, 5.00% 7/1/2046	9,000	9,663
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-2, AMT, 3.10% 12/1/2031	1,025	990
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 6/15/2037 (a)	1,065	1,072
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 6/15/2047 (a)	1,930	1,934

239	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 6/15/2052 (a)	USD2,710	$2,713
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2026	890	892
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,335	1,394
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	770	773
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	9,640	9,640
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	3,485	3,646
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)	4,070	4,287
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	1,650	1,734
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	1,195	1,259
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	11,240	11,912
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	5,855	6,216
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2055	3,305	3,417
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	7,645	7,646
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	295	269
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	2,400	2,135
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2026-A, 5.00% 4/1/2036	1,120	1,238
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 4/1/2044	2,650	2,459
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038 (a)	9,085	8,702
		157,617
Guam 0.32%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	225	237
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2035	240	255
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2040	465	486
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2043	1,110	1,149
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030	450	471
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2031	565	596
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2031	490	516
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	11,445	11,270
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	365	389
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2040	500	526
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	16,370	15,327
Dept. of Education, Certs. of Part. (John F. Kennedy High School Rev. Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2/1/2030	730	724
Dept. of Education, Certs. of Part. (John F. Kennedy High School Rev. Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2/1/2040	5,540	5,445
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2028	405	419
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2029	665	695
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	2,680	2,769
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	3,135	3,209
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,675	1,609
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2033	415	422
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2035	355	360
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2034	890	936
		47,810
Hawaii 0.38%
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2043	1,520	1,590
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2045	1,425	1,471
Airports System Rev. Bonds, Series 2025-A, AMT, 5.25% 7/1/2051	8,450	8,695
Airports System Rev. Bonds, Series 2025-A, AMT, 5.50% 7/1/2054	1,625	1,707
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	29,705	28,577
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	5,145	4,359

American Funds Tax-Exempt Income Funds	240

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii (continued)
County of Hawaii, Community Facs. Dist. No. 1-2021 (Kaloko Heights Project), Special Tax Rev. Bonds, Series 2023, 7.25% 5/15/2052 (a)	USD5,775	$5,830
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/2041	3,590	3,049
City and County of Honolulu, Wastewater System Rev. Green Bonds (First Bond Resolution), Series 2024-A, 5.25% 7/1/2054	1,370	1,432
		56,710
Idaho 0.29%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	2,150	2,151
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	6,415	6,416
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	1,335	1,339
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 3.80% 10/1/2031	550	545
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.00% 10/1/2033	1,330	1,319
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.25% 10/1/2039	1,600	1,542
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.50% 10/1/2050	5,395	4,794
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.55% 10/1/2056	2,150	1,864
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 4.50% 7/1/2030 (a)	540	539
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2040 (a)	1,465	1,411
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 7/1/2049 (a)	1,720	1,727
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2054 (a)	2,670	2,307
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2025-A, 4.00% 8/15/2050	4,880	4,484
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	8,430	9,061
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	3,960	4,311
		43,810
Illinois 6.04%
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 3/1/2033	1,425	1,439
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 3/1/2041	3,765	3,792
City of Chicago, Board of Education, Capital Improvement Tax Bonds, Series 2016, 6.00% 4/1/2046	11,670	11,800
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 4/1/2034	1,365	1,387
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2026	2,245	2,259
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.50% 12/1/2031	7,000	7,340
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,125	4,164
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	7,500	7,600
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	500	503
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	3,565	3,565
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	970	961
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-B, 5.00% 12/1/2036	1,810	1,793
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	1,830	1,778
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	4,255	4,084
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	5,965	5,816
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	5,000	4,758
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	1,310	1,238
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	12,725	11,519
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	750	684
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046	2,560	2,567
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046 (a)	30,800	31,365
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	3,680	3,756
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	13,160	13,225
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	17,735	18,458
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	110	110

241	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 1999-A, NATL, 5.50% 12/1/2026	USD1,105	$1,110
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2027	1,125	1,136
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2027	1,600	1,615
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2027	700	716
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, 5.00% 12/1/2027	500	505
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	500	521
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	2,000	2,085
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2028	500	510
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2029	1,130	1,173
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2029	1,000	1,012
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	1,100	1,106
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-A, 5.00% 12/1/2030	1,610	1,631
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-D, 5.00% 12/1/2030	2,495	2,528
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2030	350	359
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030 (a)	5,135	5,297
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	1,500	1,507
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2031	1,900	1,962
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2031	500	504
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-B, 5.00% 12/1/2031	680	687
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-B, 5.00% 12/1/2032	650	655
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2032	1,655	1,740
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2033	450	464
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 5.00% 12/1/2034	890	889
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	5,510	5,046
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,020	1,857
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	985	985
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2035	1,745	1,836
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	15,080	14,940
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2039	4,720	5,005
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	6,650	6,335
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	3,785	3,253

American Funds Tax-Exempt Income Funds	242

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2041	USD1,000	$1,052
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	3,665	3,107
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2042	8,550	8,962
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2042	710	744
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042 (a)	13,430	13,718
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2043	10,570	8,836
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2043	12,535	13,100
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2043	5,000	5,225
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	129
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2044	9,315	9,688
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2045	20,695	20,575
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	6,310	5,712
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	6,265	4,964
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2028	6,680	6,127
City of Chicago, GO Bonds, Series 2019-A, 5.00% 1/1/2029	1,450	1,482
City of Chicago, GO Bonds, Series 2021-A, 5.00% 1/1/2033	4,140	4,219
City of Chicago, GO Bonds, Series 2021-A, 4.00% 1/1/2035	1,250	1,186
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2037 (a)	233	215
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	6,454	5,853
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	2,419	2,194
City of Chicago, GO Bonds, Series 2025-B, 5.50% 1/1/2041	775	792
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	905	964
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2044 (a)	3,952	3,280
City of Chicago, GO Bonds, Series 2019-A, 5.00% 1/1/2044	2,500	2,387
City of Chicago, GO Bonds, Series 2024-A, 5.25% 1/1/2045	5,165	5,028
City of Chicago, GO Bonds, Series 2025-E, 6.00% 1/1/2045	890	938
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2049 (a)	2,667	2,052
City of Chicago, GO Bonds, Series 2025-A, 6.00% 1/1/2050	12,930	13,410
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035	1,350	1,280
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.25% 1/1/2038	3,000	3,040
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2039	3,835	3,930
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2040	2,450	2,500
City of Chicago, GO Bonds, CAB, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)	2,000	1,975
City of Chicago, GO Project and Rev. Ref. Bonds, CAB, Series 2008-C, 0% 1/1/2031	2,210	1,852
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	1,250	1,256
City of Chicago, GO Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2041	890	871
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, 5.50% 1/1/2055	22,800	23,493
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2026-A, 5.25% 1/1/2056	7,500	7,740
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, BAM, 5.00% 1/1/2060	6,865	6,838
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, 5.50% 1/1/2060	3,500	3,601
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2026-A, 5.25% 1/1/2061	3,000	3,072
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2032	3,565	3,829
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048	6,375	6,275
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	40,810	38,893

243	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2029	USD4,725	$4,156
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2029	6,200	5,454
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	9,590	7,714
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2031	7,115	5,723
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.25% 12/1/2051	955	998
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.50% 12/1/2056	1,840	1,932
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 12/1/2059	2,695	2,720
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2050	900	783
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051	11,605	11,612
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	2,670	2,246
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	6,835	6,890
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, AGI, 5.25% 1/1/2048	5,080	5,267
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2023-A, AGI, 5.25% 1/1/2058	1,795	1,844
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 4.00% 1/1/2052	450	382
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	890	895
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	625	628
City of Chicago, Water Rev. Ref. Bonds, Series 2026-A, 5.00% 11/1/2051	3,635	3,652
City of Chicago, Water Rev. Ref. Bonds, Series 2026-C, 5.00% 11/1/2064	1,965	1,957
City of Chicago, Water Rev. Ref. Bonds, Series 2026-A, 5.50% 11/1/2066	2,935	3,048
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2034	1,805	2,019
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax GO Bonds, Series 2017, BAM, 5.00% 12/1/2047	4,580	4,592
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 3/1/2036	2,317	2,317
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	1,805	1,809
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2047	2,815	2,680
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2032	100	106
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	200	172
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2033	110	117
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 5.00% 7/1/2033	265	281
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 5.00% 7/1/2034	195	207
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 5.00% 7/1/2035	490	519
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 5.00% 7/1/2036	435	460
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	190	184
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2026-A, AMT, 4.25% 7/1/2046	1,590	1,532
Fin. Auth., Health Center Rev. Ref. Bonds (Franciscan Communities Project), Series 2017, 5.00% 5/15/2037	560	561
Fin. Auth., Health Center Rev. Ref. Bonds (Franciscan Communities Project), Series 2017, 5.00% 5/15/2047	425	406
Fin. Auth., Rev. Bonds (Ascension Health Alliance), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	60	60
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034 (preref. 2/15/2027)	190	192
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2036 (preref. 2/15/2027)	190	192
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	1,855	1,868
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	885	869
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	3,335	3,366
Fin. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 2017, 5.125% 2/15/2045 (b)	6,042	181
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 5/15/2035	250	250
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	3,340	2,565
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2042	1,100	1,112

American Funds Tax-Exempt Income Funds	244

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 11/15/2037	USD1,085	$1,040
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	2,220	1,518
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2026	890	895
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	1,990	2,001
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,335	1,342
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,465	1,473
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	1,415	1,387
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	3,190	2,608
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2/15/2034 (preref. 2/15/2027)	220	221
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	70	71
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2046	1,510	1,441
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2049	1,645	1,532
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	1,200	899
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.125% 11/1/2046	690	689
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2050	1,330	1,326
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2055	2,700	2,645
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2044	165	175
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	890	902
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2028	885	877
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2030	1,695	1,652
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2032	925	836
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2033	2,665	2,517
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2038	280	227
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	7,160	6,411
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2031 (b)	565	6
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2036 (b)	302	3
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2047	980	891
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2052	960	836
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	740	720
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	4,450	3,771
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	2,290	2,296
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	3,605	3,554
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2025, 5.00% 8/15/2041	3,705	3,868
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2030	845	836
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2037	5,385	4,978
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2044	375	316
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	4,225	4,230
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030) (a)	13,795	14,936
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	2,660	2,464
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2050	1,105	1,003
GO Bonds, Series 2021-B, 4.00% 1/1/2030 (a)	1,877	1,865
GO Bonds, Series 2021-B, 4.00% 1/1/2035 (a)	342	324
GO Bonds, Series 2018-A, 5.00% 5/1/2036	4,665	4,761
GO Bonds, Series 2016, 4.00% 6/1/2036	2,295	2,254
GO Bonds, Series 2019-B, 4.00% 11/1/2039	3,555	3,372
GO Bonds, Series 2021-B, 4.00% 12/1/2039	4,995	4,729
GO Bonds, Series 2019-C, 4.00% 11/1/2040	1,000	935
GO Bonds, Series 2021-B, 3.00% 12/1/2040	6,380	5,199
GO Bonds, Series 2021-B, 3.00% 12/1/2041	4,485	3,583
GO Bonds, Series 2022-A, 5.50% 3/1/2042	2,360	2,505
GO Bonds, Series 2019-C, 4.00% 11/1/2042	2,080	1,923
GO Bonds, Series 2019-C, 4.00% 11/1/2044	1,645	1,492
GO Bonds, Series 2020-C, 4.25% 10/1/2045	440	408
GO Bonds, Series 2025-F, 5.25% 9/1/2046	2,500	2,586
GO Bonds, Series 2024-B, 5.25% 5/1/2047	690	711
GO Bonds, Series 2025-F, 5.25% 9/1/2047	2,670	2,745
GO Bonds, Series 2024-B, 5.25% 5/1/2048	2,165	2,219
GO Bonds, Series 2024-B, 5.25% 5/1/2049	890	909

245	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
GO Bonds, Series 2026-C, 5.50% 4/1/2051	USD6,145	$6,433
GO Rev. Ref. Bonds, Series 2016, AGI, 4.00% 2/1/2030	55	55
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	40	40
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	1,245	1,226
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	80	80
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 10/1/2050	2,970	2,938
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	490	484
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	1,670	1,644
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	2,010	1,997
Housing Dev. Auth., Rev. Bonds, Series 2023-D, 5.50% 10/1/2053	660	702
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053	5,455	5,982
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	3,585	3,834
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	1,150	1,255
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	1,370	1,480
Housing Dev. Auth., Rev. Bonds, Series 2026-C, 6.50% 10/1/2056	1,305	1,479
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	3,705	4,072
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2031	695	713
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2035	660	674
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 3/1/2034	769	770
Village of Matteson, Tax Increment Limited Obligation Rev. Bonds, Series 2015, 6.50% 12/1/2035	995	1,002
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 1994, BAM, 0% 6/15/2028	890	840
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2030 (escrowed to maturity)	115	101
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2037	2,665	1,690
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	1,990	1,875
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2032	6,105	4,812
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2033	3,110	2,396
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2033	9,615	7,247
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2034	890	655
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2034	14,125	10,165
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2035	990	679
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2038	4,700	2,819
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2039	3,380	1,863
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2012-B, 0% 12/15/2051	6,780	1,842
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2015-A, AGI, 0% 12/15/2052	1,830	486
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	3,150	3,210
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 6/15/2053	1,780	1,737
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2012-B, AGI, 0% 12/15/2051	6,975	1,966
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	770	770
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	11,500	10,688
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	2,345	2,043

American Funds Tax-Exempt Income Funds	246

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	USD11,120	$9,438
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	9,005	8,939
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	10,325	8,598
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053	1,050	1,044
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	4,005	3,946
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2031	2,515	2,067
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2037	1,240	780
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2037	2,085	1,276
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2039	1,420	792
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2039	1,555	844
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2040	1,470	773
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2040	5,505	2,816
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2041	3,915	1,899
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2043	3,385	1,573
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2044	7,120	3,124
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2046	1,810	708
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2012-B, BAM, 0% 12/15/2051	4,900	1,381
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, BAM, 0% 12/15/2054	44,845	10,658
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, 0% 12/15/2054	20,000	4,560
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	37,315	7,957
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Bonds, Series 2021, BAM, 4.00% 10/1/2043	440	405
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2035	950	940
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2036	1,920	1,886
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2037	1,455	1,422
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2038	2,120	2,028
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2039	2,225	2,097
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2039	360	339
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2040	2,180	2,030
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2041	2,195	2,016
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2041	345	324
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2038	1,780	1,732
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	3,835	4,020
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2045	1,110	1,145

247	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2046	USD3,285	$3,387
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, CAB, Series 1999-A, NATL, 0% 4/1/2029	1,170	1,041
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2028	890	912
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2029	1,780	1,841
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2030	5,335	5,344
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2031	2,265	2,269
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2032	1,250	1,252
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	1,048	1,048
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 3.125% 3/1/2027	1,003	1,003
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2034	4,439	4,446
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	1,076	1,028
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2032	3,805	3,810
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	6,795	6,795
		912,227
Indiana 0.91%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041	935	856
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2051	625	529
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2056	1,160	955
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 8/1/2029	1,780	1,632
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 5/1/2039	5,815	6,376
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	6,420	6,431
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 4/1/2041	1,780	1,781
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2044	2,850	3,043
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	1,780	1,522
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	10,355	8,548
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	6,005	6,224
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2044	7,030	7,051
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	4,865	4,730
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	5,820	5,939
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	6,485	6,179
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	3,290	3,199
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2043	1,240	1,300
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2033	2,145	2,190
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	2,130	2,156
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	2,100	2,115
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	6,985	6,991
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2048	4,000	3,934
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	2,615	2,509
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2043	4,675	4,160
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2051	1,670	1,346
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	8,335	7,779
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2037	8,530	8,118
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	165	165
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	340	335
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030	335	345
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	335	346
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2032	375	388

American Funds Tax-Exempt Income Funds	248

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2033	USD225	$233
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2034	630	650
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	185	173
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	840	859
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.875% 1/1/2044 (a)	2,315	2,347
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 5.00% 1/1/2054 (a)	8,650	8,456
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	2,030	2,046
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	10,430	7,310
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019, AMT, 4.00% 12/1/2044 (put 6/10/2033)	5,575	5,570
		136,816
Iowa 0.62%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	5,675	6,301
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2049	2,935	2,793
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2023-B, 7.50% 5/15/2053	3,290	3,627
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 5/15/2055	1,275	1,178
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.125% 5/15/2059	4,435	4,136
Fin. Auth., Rev. Bonds (Wesley Retirement Services, Inc.), Series 2025-BC, 6.00% 12/1/2055	22,970	23,159
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	135	136
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2033	890	894
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2038	1,000	1,002
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2048	850	819
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	610	603
PEFA, Inc., Gas Project Rev. Bonds, Series 2026-A, 5.00% 4/1/2035	3,210	3,368
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	1,985	1,988
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	195	202
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2031	595	627
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2032	570	600
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2033	875	923
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2034	985	1,032
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	130	127
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 12/1/2044	6,430	5,028
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	2,280	2,226
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-C, AMT, 5.00% 12/1/2054	2,220	2,050
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2065	205,705	29,108
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	3,560	2,398
		94,325
Kansas 0.58%
City of Hitchinson, Health Care Facs. Rev. Ref. Bonds (Wesley Towers, Inc.), Series 2016-A, 4.00% 11/1/2031	255	239
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2027	665	668
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2029	1,070	1,081
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2031	1,180	1,188
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2032	220	221
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2039	6,100	6,100
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 5/15/2043	3,590	3,589
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2028	265	265
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2036	4,270	4,073
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2046	6,100	5,219
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 4.00% 6/1/2052	5,515	4,401

249	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kansas (continued)
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2025-A, 5.50% 6/1/2055	USD785	$790
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 6.00% 11/15/2034 (a)	945	986
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2026-A, 5.50% 3/1/2054	2,245	2,382
City of Wichita, Multi Family Housing Rev. Bonds (Market Centre Apartments), Series 2025-4, 3.15% 2/1/2030 (put 2/1/2029)	715	714
Unified Government of Wyandotte County, Community Improvement Dist. Sales Tax Rev. Bonds (Homefield Project), Series 2024-A, 5.25% 3/1/2046 (a)	1,245	1,202
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	1,210	1,203
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 4.00% 3/1/2036 (a)	1,595	1,545
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 4.75% 3/1/2041 (a)	3,660	3,547
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 5.50% 3/1/2046 (a)	5,925	5,889
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 1 and 2A), Series 2015-A, 5.75% 9/1/2032	3,725	3,566
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project), CAB, Series 2015, 0% 9/1/2034 (a)	500	293
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035 (a)	21,325	21,419
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039 (a)	16,110	16,372
		86,952
Kentucky 1.11%
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2/1/2032	810	845
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2034	870	849
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2036	340	325
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2037	665	632
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, AGI, 3.00% 2/1/2040	6,185	5,395
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	3,555	3,108
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	1,930	1,589
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2026	4,110	4,090
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	3,185	3,076
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 11/15/2035	535	525
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2045	4,090	3,808
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2050	1,380	1,233
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	3,820	3,854
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2045	5,335	5,360
Econ. Dev. Fin. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2044	900	914
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	3,650	3,642
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.45% 1/1/2042 (a)	3,560	3,509
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042 (a)	1,120	1,104
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.70% 1/1/2052 (a)	15,170	14,266
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.70% 1/1/2052 (a)	8,730	8,210
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2034	1,820	1,854
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2035	1,960	1,985

American Funds Tax-Exempt Income Funds	250

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2019-B-1, AMT, 5.00% 6/1/2036	USD970	$982
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2023-A-1, AMT, 4.00% 6/1/2037	7,255	6,796
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	2,425	2,403
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	1,235	1,354
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	805	868
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	800	867
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM, 4.00% 11/1/2041	665	657
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	2,270	2,278
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,805	1,811
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	450	356
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	1,120	945
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2035	1,335	1,340
City of Pikeville, Educational Facs. Rev. Bond Anticipation Notes (University of Pikeville - College of Dental Medicine), Series 2026, 3.80% 8/1/2028	2,245	2,240
Public Energy Auth., Gas Supply Rev. Bonds, Series 2026-A, 5.00% 6/1/2034	28,320	29,010
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	340	342
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	26,800	27,775
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	7,410	7,826
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	3,550	3,699
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2049 (a)	750	675
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2053 (a)	1,690	1,455
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 135), Series 2026-B, 5.00% 3/1/2028	3,480	3,603
		167,455
Louisiana 0.95%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	640	688
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2029	1,000	1,014
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2034	1,110	1,106
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2039	7,315	6,820
Local Government Environmental Facs. and Community Dev. Auth., Health Care Facs. Rev. Ref. Bonds (St. James Place of Baton Rouge Project), Series 2015-A, 6.00% 11/15/2035	150	150
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 4.25% 11/15/2030 (a)	790	791
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037 (a)	1,575	1,607
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2044 (a)	575	564
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.25% 11/15/2053 (a)	500	476
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.25% 11/15/2059 (a)	500	468
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	32,850	27,798
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2039	885	892
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	9,220	8,924
City of New Orleans, Public Improvement Bonds, Series 2026-A, 5.50% 12/1/2051	1,055	1,104
City of New Orleans, Public Improvement Bonds, Series 2026-A, 5.75% 12/1/2055	930	992
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	715	697
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059	15,120	14,682
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	4,590	4,441

251	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	USD885	$856
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 5.25% 7/1/2055	3,335	3,418
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 4.75% 7/1/2065	5,000	4,858
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2046	965	965
Public Facs. Auth., Rev. Bonds (BBR Schools - Materra Campus Project), Series 2021-A, 4.00% 6/1/2031 (a)	320	307
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2031 (a)	285	274
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2041 (a)	2,360	1,945
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2041 (a)	1,000	824
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2051 (a)	1,540	1,117
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/4/2051 (a)	2,340	1,697
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2056 (a)	1,960	1,368
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2056 (a)	1,025	709
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 1/1/2057 (a)	11,115	8,282
Public Facs. Auth., Rev. Bonds, (I-10 Calcasieu River Bridge Public-Private Partnership Project), Series 2024, AMT, 5.50% 9/1/2059	890	902
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.00% 6/15/2045 (a)	3,330	3,420
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.375% 6/15/2053 (a)	1,000	1,009
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.15% 6/15/2055 (a)	5,175	5,236
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.00% 6/15/2059 (a)	2,330	2,325
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2034 (a)	1,210	1,226
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2043 (a)	2,485	2,401
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028) (a)	8,925	9,342
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028) (a)	1,345	1,414
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 6/1/2038 (put 6/1/2030) (a)	3,710	4,031
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 7/1/2040 (a)	8,140	8,711
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 10/1/2040 (a)	1,785	1,910
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	2,240	2,244
		144,005
Maine 0.08%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-3, AMT, 5.00% 8/1/2035 (a)	1,795	1,861
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035) (a)	4,215	4,340
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2026	100	101
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2027	105	107
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2028	135	139
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2029	135	139
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2030	220	228
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.125% 12/1/2041	1,025	986
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2043	975	938
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2044	1,060	1,026

American Funds Tax-Exempt Income Funds	252

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maine (continued)
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2045	USD840	$814
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2046	710	689
Housing Auth., Mortgage Purchase Bonds, Series 2026-A, 6.00% 11/15/2056	945	1,032
		12,400
Maryland 0.69%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	3,555	3,047
Mayor and City Council of Baltimore, Special Obligation Bonds (City-Wide Affordable Housing Program), Series 2025, 5.25% 6/1/2055 (a)	1,200	1,150
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.50% 6/1/2033	300	305
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.875% 6/1/2042	875	891
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 5.00% 6/1/2051	1,385	1,383
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 9/1/2027	900	902
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 9/1/2033	3,445	3,453
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 9/1/2038	1,535	1,543
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.625% 6/1/2046 (a)	1,000	855
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 7/1/2029	545	546
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 7/1/2036	2,535	2,564
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	170	169
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	1,675	1,648
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2024-C, 6.25% 9/1/2055	5,915	6,502
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2044	645	653
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2049	1,110	1,114
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2029	1,645	1,696
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2032	890	913
Econ. Dev. Corp., Port Facs. Rev. Ref. Bonds (Core Natural Resources, Inc. Project), Series 2025, 5.00% 7/1/2048 (put 3/27/2035) (a)	6,810	7,243
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 7/1/2036	3,170	3,099
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	6,000	5,752
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2040	450	411
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2050	1,335	1,105
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Harper-Tubman Project), Series 2025-A, AGI, 5.00% 7/1/2060	1,060	1,052
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	890	890
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2020-C, 4.00% 7/1/2050 (a)	1,007	881
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 7/1/2043 (a)	1,935	1,935
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 4.50% 1/1/2042	16,440	16,010
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 5.125% 1/1/2042	2,900	2,939
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	2,000	2,012
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2045	800	702
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2050	890	750
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2034	1,095	1,126
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.50% 6/1/2047	2,220	2,156
County of Howard, Retirement Community Rev. Bonds (Vantage House Fac.), Series 2017, 5.00% 4/1/2044	443	424
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2/15/2028 (a)	295	295
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2/15/2034 (a)	750	741
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2/15/2039 (a)	2,310	2,262
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2/15/2047 (a)	8,820	8,281

253	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 7/1/2031 (a)	USD600	$600
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 7/1/2039 (a)	1,915	1,889
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 7/1/2048 (a)	4,795	4,487
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046 (a)	1,585	1,585
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	553	556
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Qualified Airport Bonds), Series 2019, AMT, 4.00% 6/1/2038	2,110	2,017
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2051	1,795	1,653
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2052	1,795	1,639
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2054	1,305	1,183
		105,009
Massachusetts 0.74%
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.00% 7/1/2036 (a)	160	166
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.00% 7/1/2046 (a)	1,055	1,043
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.125% 7/1/2051 (a)	1,075	1,035
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.375% 7/1/2056 (a)	1,865	1,830
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.375% 7/1/2061 (a)	3,035	2,929
Dev. Fin. Agcy., Rev. Bonds (CHF Wentworth, Inc. Issue - Pike Student Housing Project), Series 2026-A, 5.50% 7/1/2066 (a)	720	702
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.50% 12/1/2051	5,330	5,654
Dev. Fin. Agcy., Rev. Bonds (Dana-Farber Cancer Institute Issue), Series 2026-Q, 5.50% 12/1/2056	11,365	11,960
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2033	520	578
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 4.00% 2/15/2036	1,100	1,157
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2028 (a)	1,200	1,237
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2033 (a)	3,560	3,649
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038 (a)	3,780	3,844
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046 (a)	6,070	6,120
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2055	1,780	1,820
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2060	1,175	1,194
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2065	1,845	1,869
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 6.00% 7/1/2050	1,315	1,364
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 5.25% 7/1/2055	4,860	4,564
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2029	1,605	1,606
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2036	1,205	1,206
Dev. Fin. Agcy., Rev. Green Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 7/1/2044	3,950	3,950
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 10/1/2047 (a)	2,225	2,202
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge on the Charles, Inc. Issue), Series 20, 5.00% 10/1/2057 (a)	2,225	2,116
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2039	220	211
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2049	325	322
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.125% 1/1/2040	905	893
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.25% 1/1/2050	3,040	2,847
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	875	871
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2032	835	874
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	1,115	904
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	2,220	2,152
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-C, AMT, 3.00% 7/1/2051	335	217
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-D, AMT, 5.00% 7/1/2054	7,775	7,329
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2025-B, AMT, 5.50% 7/1/2055	885	866
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue N, Series 2026-B, AMT, 5.25% 7/1/2056	5,650	5,480
GO Bonds, Consolidated Loan, Series 2026-D, 5.00% 6/1/2048	3,000	3,145
GO Bonds, Consolidated Loan, Series 2026-D, 5.00% 6/1/2056	5,000	5,155

American Funds Tax-Exempt Income Funds	254

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts (continued)
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, FHA, 2.75% 12/1/2034	USD335	$296
Massachusetts Bay Transportation Auth., Senior Sales Tax Bonds, Series 2026-A, 5.00% 7/1/2056	13,500	13,899
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2022-A, 5.00% 6/1/2050	2,670	2,732
		111,988
Michigan 0.98%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2025-I, 5.25% 10/15/2050	1,985	2,089
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, AGI, (3-month USD CME Term SOFR x 0.67 + 0.60%) 3.271% 7/1/2032 (c)	5,575	5,566
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2028	210	216
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2029	435	446
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2030	450	460
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2031	240	245
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2031	1,010	1,063
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2032	900	919
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2033	450	459
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2034	1,110	1,132
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2036	1,395	1,419
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2037	900	914
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2038	1,160	1,177
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2040	325	304
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2041	285	263
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2042	405	376
City of Detroit, Unlimited Tax GO Bonds, Series 2023-C, 6.00% 5/1/2043	450	492
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	2,670	2,704
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2050	7,440	7,463
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2045	900	862
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	3,560	3,379
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A-MI, 3.00% 12/1/2049	1,265	902
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2037	1,335	1,340
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	4,350	3,879
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038	445	408
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-B, 4.75% 7/1/2028	160	160
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	1,770	1,771
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	1,150	1,114
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. and Rev. Ref. Bonds (Beacon Hill at Eastgate Project), Series 2021, 5.00% 11/1/2055	10,425	8,900
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	5,315	5,355
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	9,170	9,063
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 11/1/2027	1,040	1,037
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2032	940	943
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2047	6,740	6,088
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2052	5,990	5,161
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2045	2,855	3,031
Great Lakes Water Auth., Water Supply System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2046	1,050	1,104
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 11/15/2029	800	842
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	8,205	5,180
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 12/1/2034	1,010	949
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	1,795	1,769
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	4,125	4,372
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	3,035	3,251
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	1,720	1,863
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2026-A, 6.00% 12/1/2056	7,495	8,202

255	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-A, 6.00% 8/15/2046 (a)	USD945	$978
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-A, 6.25% 8/15/2056 (a)	1,200	1,226
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-A, 6.25% 8/15/2061 (a)	1,080	1,099
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2035	755	806
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2036	535	569
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 11/15/2037	5,335	5,339
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 11/15/2043	5,140	4,514
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 11/15/2045	2,110	1,826
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	1,105	1,130
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.00% 8/15/2049	3,565	3,684
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	1,045	1,060
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 3.35% 10/1/2049 (put 10/1/2027)	2,455	2,449
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	6,120	6,122
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2029	685	706
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2043	3,870	3,819
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	2,035	2,050
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	2,810	2,777
		148,786
Minnesota 0.25%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2051	445	361
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2061	770	589
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 11/1/2037	380	378
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	8,780	8,077
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	14,865	13,855
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	618	539
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	35	35
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2025-C, 6.25% 7/1/2055	1,425	1,577
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2026-A, 4.00% 11/15/2043	7,850	7,547
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 7/1/2029 (a)	150	150
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 7/1/2033 (a)	140	141
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 7/1/2052 (a)	1,410	1,321
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Nova Classical Academy Project), Series 2025, 5.50% 9/1/2055	320	311
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Nova Classical Academy Project), Series 2025, 5.625% 9/1/2065	710	686
City of St. Paul Park, Senior Housing Rev. Ref. Bonds (Presbyterian Homes - Norris Square Project), Series 2026, 5.50% 6/1/2062	2,280	2,219
		37,786

American Funds Tax-Exempt Income Funds	256

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mississippi 0.30%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	USD15,640	$10,168
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027) (a)	10,240	10,322
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025-A, AMT, 4.375% 2/1/2048 (put 8/2/2027) (a)	7,250	7,262
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2036 (a)	1,890	1,687
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2041 (a)	1,000	817
Home Corp., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2044	545	548
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	7,325	7,338
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Corp.), Series 2016-A, 5.00% 9/1/2041	4,215	4,222
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 4.00% 9/1/2032	1,235	1,255
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,465	1,493
		45,112
Missouri 1.03%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Bonds (SoutheastHEALTH), Series 2017-A, 5.00% 3/1/2036	1,555	1,565
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 3/1/2033	2,355	2,358
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 4.00% 3/1/2041	1,025	969
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 3.00% 3/1/2046	5,390	4,207
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044 (a)	2,210	2,162
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2036	2,105	1,984
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2040	1,465	1,465
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2041	1,570	1,396
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2045	1,820	1,798
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2026-A, 5.00% 4/1/2036	2,000	2,215
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/2048	5,505	5,506
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048	3,560	3,173
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	1,175	1,176
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 5/15/2036 (b)	452	4
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2033	765	766
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2034	1,585	1,580
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034	1,245	1,246
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2034	2,435	2,486
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2042	1,035	938
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042	10,435	9,459
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	7,210	7,278
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	1,520	1,520
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	17,855	15,320

257	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	USD895	$895
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	725	715
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	805	890
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	3,110	3,297
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	5,225	5,634
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	5,355	5,841
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	6,700	7,311
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	2,495	2,680
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	1,530	1,657
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-F, 6.00% 5/1/2056	715	776
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-A, 5.75% 5/1/2057	1,935	2,108
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 11/1/2040	465	443
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046 (a)	3,795	3,806
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.00% 8/15/2039	4,030	4,069
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.625% 8/15/2054	480	488
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.75% 8/15/2059	465	473
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 3/15/2030	425	389
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2039	3,855	3,121
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2049	6,410	4,636
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2045	1,780	1,821
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2049	890	902
County of Phelps, Hospital Rev. Bonds (Phelps Health), Series 2025, 6.00% 12/1/2055	1,335	1,394
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2049	1,770	1,698
City of Poplar Bluff, Tax Increment Rev. Ref. Bonds (Eight Points Redev. Project), Series 2026-A, 4.50% 11/1/2035	1,500	1,477
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 6/1/2036	30	30
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2030	750	721
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 5/1/2035	395	355
City of St. Louis, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Union Station Phase 2 Redev. Project), Series 2024-A, 4.875% 6/15/2034	315	319
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2030	890	890
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2035	1,245	1,220
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 8/15/2045	2,025	1,838
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 9/1/2048	4,865	4,853
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 9/1/2049	1,190	1,178

American Funds Tax-Exempt Income Funds	258

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	USD5,090	$5,018
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,250	1,250
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	8,320	8,265
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 3/1/2037	2,790	2,795
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 4/1/2037	250	230
		156,054
Montana 0.15%
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-3, 4.10% 11/15/2031	475	475
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-B-2, 4.35% 11/15/2032	745	745
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-A, 6.125% 11/15/2056	3,095	3,111
Fac. Fin. Auth., Rev. Bonds (St. John’s United Project), Series 2026-A, 6.125% 11/15/2061	3,135	3,142
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	7,445	7,480
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 3/1/2034	5,335	5,311
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	360	385
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	420	449
City of Kalispell, Housing and Healthcare Facs. Rev. Bonds (Immanuel Lutheran Corp. Project), Series 2017-A, 5.25% 5/15/2047	630	589
City of Kalispell, Housing and Healthcare Facs. Rev. Bonds (Immanuel Lutheran Corp. Project), Series 2017-A, 5.25% 5/15/2052	1,500	1,352
		23,039
Nebraska 0.11%
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2038	1,040	995
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,050	1,051
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2023-C, 5.50% 9/1/2053	1,730	1,811
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2024-G, 6.00% 9/1/2054	2,345	2,556
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2026-A, 6.25% 3/1/2055	315	347
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/24/2027 (h)(i)(j)	444	444
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/21/2027 (h)(i)(j)	919	919
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/30/2028 (h)(i)(j)	31	31
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 4/10/2028 (h)(i)(j)	46	46
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 5/8/2028 (h)(i)(j)	439	439
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2023, 6.00% PIK 7/31/2028 (h)(i)(j)	492	492
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/28/2028 (h)(i)(j)	138	138
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/11/2028 (h)(i)(j)	163	163
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/6/2028 (h)(i)(j)	862	862
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/4/2028 (h)(i)(j)	26	26
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/1/2029 (h)(i)(j)	10	10
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/3/2029 (h)(i)(j)	22	22
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/15/2029 (h)(i)(j)	235	236

259	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nebraska (continued)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/23/2029 (h)(i)(j)	USD4	$4
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/21/2029 (h)(i)(j)	710	710
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 12/2/2029 (h)(i)(j)	536	536
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 2/10/2030 (h)(i)(j)	3	3
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 11/18/2029 (h)(i)(j)	462	462
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 1/27/2030 (h)(i)(j)	178	178
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 4/21/2030 (h)(i)(j)	454	454
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 6/30/2030 (h)(i)(j)	671	671
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 7/28/2030 (h)(i)(j)	1,106	1,106
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 9/8/2030 (h)(i)(j)	852	852
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 9/8/2030 (h)(i)(j)	17	17
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 10/6/2030 (h)(i)(j)	368	368
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK or 6.00% Cash 11/3/2030 (h)(i)(j)	1,091	1,091
		17,040
Nevada 0.41%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2037	1,000	987
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2047	2,580	2,352
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029 (a)	1,140	1,140
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2038 (a)	1,000	995
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 12/15/2045 (a)	1,000	955
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2048 (a)	1,540	1,410
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	3,150	2,868
City of Henderson, Local Improvement Dist. No. T-21 (Black Mountain Ranch), Local Improvement Bonds, Series 2022, 3.00% 9/1/2036	145	127
City of Henderson, Local Improvement Dist. No. T-21 (Black Mountain Ranch), Local Improvement Bonds, Series 2022, 3.50% 9/1/2045	340	273
City of Henderson, Local Improvement Dist. No. T-21 (Black Mountain Ranch), Local Improvement Bonds, Series 2022, 4.00% 9/1/2051	230	191
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,090	1,062
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2030	165	159
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2031	130	124
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.75% 6/1/2032	385	365
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.00% 6/1/2040	365	333
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.125% 6/1/2050	510	432
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 6/1/2035	170	157
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 6/1/2050	1,185	1,031
City of Las Vegas, Special Improvement Dist. No. 614, Local Improvement Bonds (Skye Summit - Phase 1), Series 2026, 5.25% 6/1/2046	375	362

American Funds Tax-Exempt Income Funds	260

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 614, Local Improvement Bonds (Skye Summit - Phase 1), Series 2026, 5.50% 6/1/2055	USD820	$781
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2026	470	470
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2029	1,120	1,121
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2035	1,700	1,701
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2027	185	184
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2028	180	178
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 6/1/2033	865	849
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 6/1/2037	735	720
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 6/1/2042	935	904
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2027	155	155
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2028	125	124
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2029	280	275
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2031	250	236
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2032	345	326
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2033	375	351
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2035	830	765
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2039	400	378
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2049	1,335	1,132
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 12/1/2040	815	819
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 5.00% 12/1/2049	625	623
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2033	455	404
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2036	730	611
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041	1,385	1,101
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	410	310
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2051	2,975	2,078
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.75% 6/1/2043	295	313
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2048	305	321
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2053	650	678
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.75% 12/1/2033	485	497
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2044	1,655	1,684
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2049	1,085	1,070

261	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2054	USD1,360	$1,319
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2028	210	210
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2029	360	360
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2031	90	90
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2027	210	210
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 6/1/2028	315	315
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2029	165	165
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2030	280	279
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 6/1/2034	480	478
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 6/1/2039	1,195	1,183
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2043	1,190	1,178
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2049	3,030	2,848
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.50% 6/1/2037 (a)	650	675
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2042 (a)	950	987
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2047 (a)	1,560	1,587
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 6.00% 6/1/2052 (a)	1,545	1,578
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.25% 6/1/2032 (a)	510	509
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.375% 6/1/2034 (a)	555	555
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.50% 6/1/2036 (a)	605	603
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2041 (a)	310	317
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.25% 6/1/2054 (a)	1,495	1,478
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, AGI, 4.125% 6/1/2058	1,100	975
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2027	135	136
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2028	145	147
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2029	175	178
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2031	175	178
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2032	110	114
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.125% 6/1/2054	885	870
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-C, AMT, 4.125% 3/1/2036 (put 10/1/2029)	2,665	2,683
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-F, AMT, 4.125% 3/1/2036 (put 10/1/2029)	3,555	3,579
		62,266

American Funds Tax-Exempt Income Funds	262

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire 2.64%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (a)	USD1,690	$1,646
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	585	577
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	1,750	1,780
Health and Education Facs. Auth., Rev. Bonds (Covenant Health Obligated Group Issue), Series 2023, 4.00% 7/1/2037 (a)	2,440	2,223
Health and Education Facs. Auth., Rev. Bonds (Dartmouth Health Obligated Group Issue), Series 2025, 5.50% 8/1/2050	1,135	1,200
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,125	1,127
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	1,225	1,316
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055	2,790	3,007
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055	1,220	1,321
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2046	1,430	1,147
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2051	13,500	9,798
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	3,005	2,985
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-B, 6.343% 10/15/2034 (a)	2,585	2,584
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	8,075	8,071
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	21,330	21,314
National Fin. Auth., Municipal Certs., Series 2022-1, Class X, 0.334% 9/20/2036 (c)	75,450	1,316
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	20,851	20,794
National Fin. Auth., Municipal Certs., Series 2022-2, Class X, 0.675% 10/1/2036 (c)(d)	53,648	2,051
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	27,870	27,141
National Fin. Auth., Municipal Certs., Series 2023-2, Class X, 0.748% 1/20/2038 (c)	51,017	2,436
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	13,162	12,457
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.507% 8/20/2039 (c)	17,580	643
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	13,761	12,950
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.059% 11/20/2039 (c)	12,934	12,461
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.809% 7/20/2040 (c)	12,447	10,768
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.085% 1/20/2041 (c)	19,436	18,616
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.085% 1/20/2041 (c)	2,393	2,225
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.795% 2/20/2041 (c)	21,147	21,173
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	11,804	11,378
National Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.25% 7/20/2041	39,071	36,909
National Fin. Auth., Municipal Certs., Series 2026-1, Class A-2, 4.25% 7/20/2041	2,855	2,576
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.059% 5/20/2042 (c)	5,706	4,918
National Fin. Auth., Municipal Certs., Series 2026-1, Class A, 5.10% 12/20/2042	4,470	4,577
National Fin. Auth., Municipal Certs., Series 2026-2, Class A-2, 4.40% 2/20/2043 (put 4/1/2036)	1,313	1,265
National Fin. Auth., Municipal Certs., Series 2026-2, Class A-1, 4.42% 2/20/2043 (put 4/1/2036)	7,671	7,608
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.495% 7/1/2051 (c)	18,510	622
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.033% 10/1/2051 (c)	11,072	10,574
National Fin. Auth., Public-Private Dev. Corp. Appropriation Bonds (Hays Consolidated Independent School Dist.), Series 2026-A-3, 0% 12/15/2067	165,945	16,008
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042 (a)	1,000	887
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2020-B, AMT, 3.75% 7/1/2045 (put 7/2/2040) (a)	9,155	7,407
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 7/1/2043 (put 7/2/2040) (a)	6,325	5,029
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048	2,215	2,239
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2050	1,660	1,725
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2055	4,110	4,017
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2055	4,605	4,750
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	3,330	3,040
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051	2,180	1,794
National Fin. Auth., Special Rev. Bonds (Aldeana, Azalea and Serenada Projects), CAB, Series 2026, 0% 12/1/2040 (a)	12,000	4,230
National Fin. Auth., Special Rev. Bonds (Astro Sunterra Projects), CAB, Series 2026, 0% 12/15/2034 (a)	7,705	4,452

263	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire (continued)
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	USD19,532	$19,412
National Fin. Auth., Special Rev. Bonds (Lackland Projects, Special Fncg. Dists. in Fort Bend and Parker Counties), CAB, Series 2025-A, 0% 2/1/2035 (a)	9,789	5,652
National Fin. Auth., Special Rev. Bonds (River Ranch Project), CAB, Series 2025, 0% 12/1/2031 (a)	8,710	6,368
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	17,330	17,556
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	8,580	8,717
		398,837
New Jersey 1.40%
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2052 (a)	1,780	1,675
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2062 (a)	4,050	3,714
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 6/15/2037	6,275	6,275
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 6/15/2043	670	666
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 7/1/2027	665	676
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 1/1/2043	5,100	5,104
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 1/1/2052	3,505	3,507
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 7/1/2047	4,255	4,047
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	1,590	1,471
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 1/1/2049	1,775	1,674
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2037	2,445	2,468
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	4,685	4,691
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	1,925	1,895
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2034 (preref. 6/15/2027)	1,335	1,361
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2035 (preref. 6/15/2027)	1,135	1,157
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043	1,645	1,686
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043 (preref. 12/1/2028)	965	1,014
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 6/15/2029 (a)	180	180
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2039 (a)	825	825
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2049 (a)	930	882
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2054 (a)	725	678
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	16,370	16,389
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 11/15/2030	2,750	2,754
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 6/1/2033	3,120	3,125
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 9/15/2027	2,190	2,194
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2038	2,225	2,144
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	2,225	2,094
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2036	1,750	1,751
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2041	1,300	1,300
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	4,985	4,795

American Funds Tax-Exempt Income Funds	264

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	USD6,375	$6,313
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 5.50% 12/1/2055	4,885	4,902
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031	95	95
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	1,770	1,755
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	5,025	4,864
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2029	450	471
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2031	1,050	1,116
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2033	95	102
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	895	821
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2034	100	107
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2035	440	470
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 5.00% 12/1/2036	295	314
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	8,820	8,519
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	7,705	7,165
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	8,170	7,811
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	5,235	5,118
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-A, AMT, 4.25% 12/1/2046	7,915	7,665
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 12/1/2051	2,710	1,866
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-C, AMT, 5.25% 12/1/2054	4,725	4,609
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2026-B, AMT, 5.25% 12/1/2056	1,445	1,408
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	285	288
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	955	1,020
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2036	890	901
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2042	1,110	1,115
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	755	731
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 11/1/2050	1,670	1,478
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2038	2,670	2,601
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	1,490	1,373
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	5,340	3,853
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050	8,895	6,418
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2050 (preref. 12/15/2028)	2,225	2,345
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2025-AA, 5.00% 6/15/2055	3,000	3,038
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2041	1,780	1,685
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.25% 6/15/2041	1,695	1,842
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2036	5,145	3,386
Turnpike Auth., Turnpike Rev. Bonds, Series 2026-A-1, 5.00% 1/1/2052	30,590	31,812
		211,569
New Mexico 0.19%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 5.00% 9/1/2029	130	135
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	8,630	7,773
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	6,480	5,524
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 8/1/2046	215	216
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	90	90
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2024-C, Class I, 6.00% 3/1/2055	8,300	9,011
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	695	750
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2034	1,015	1,027
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2012, 5.00% 5/15/2042	1,090	1,073
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2044	1,675	1,644
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2049	2,405	2,232
		29,475

265	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 6.51%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.75% 6/1/2054	USD1,070	$976
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	490	454
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	6,065	5,053
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 10/1/2050	2,000	2,019
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	28,585	28,621
Buffalo and Erie County Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 4.00% 7/1/2045	465	375
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 7/1/2040	895	849
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (DYU-COM, LLC Project), Series 2026, 7.75% 5/1/2055	10,630	11,071
Build NYC Resource Corp., Rev. Bonds (261 Walton Fac. LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.50% 6/1/2056 (a)	1,210	1,178
Build NYC Resource Corp., Rev. Bonds (261 Walton Fac. LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.625% 6/1/2061 (a)	1,055	1,041
Build NYC Resource Corp., Rev. Bonds (261 Walton Fac. LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.75% 6/1/2066 (a)	7,915	7,860
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2041 (a)	945	902
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2051 (a)	1,425	1,271
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2055 (a)	1,275	1,108
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2031 (a)	380	368
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2041 (a)	610	529
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2051 (a)	635	494
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/15/2031	11,445	11,386
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-3, 5.25% 12/15/2031 (a)	7,320	7,283
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-1, 5.65% 12/15/2032 (a)	1,285	1,261
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-A, 7.00% 12/15/2055 (a)	10,395	10,549
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-A, 7.00% 12/15/2065 (a)	12,275	12,359
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 2.50% 6/15/2031 (a)	500	453
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 6/15/2051 (a)	1,780	1,543
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	10,525	10,383
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 12/31/2028 (a)	5,845	5,894
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035 (a)	3,410	3,414
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	3,560	1,951
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2045	7,240	2,853
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2046	3,065	1,137
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, AGI, 0% 11/15/2048	4,495	1,489
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2055	3,880	863
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2056	3,515	739
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2026-A, 5.00% 11/15/2039	1,770	1,927
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2026-A, 5.00% 11/15/2040	1,735	1,880
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	10,150	7,347
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2037	1,665	1,473
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2038	2,160	1,881
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	4,155	3,347

American Funds Tax-Exempt Income Funds	266

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	USD3,370	$2,926
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2045	800	704
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2033 (a)	1,100	1,092
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2034 (a)	1,100	1,085
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2034 (a)	890	857
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2035 (a)	1,000	978
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	2,020	2,064
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	755	788
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	8,000	6,616
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2047	4,200	4,456
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048	1,000	896
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049	6,225	6,519
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2050	2,150	2,260
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	2,440	1,743
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051 (preref. 3/15/2032)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2051	2,000	2,052
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2053	5,000	5,115
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2055	1,000	1,020
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.25% 3/15/2056	18,200	18,974
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2044	860	917
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.25% 3/15/2050	1,050	1,104
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2055	2,670	2,718
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	16,035	16,350
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	2,875	2,988
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029) (a)	4,230	4,095
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 4.30% 12/1/2044 (put 6/2/2036) (a)	750	745
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 4.25% 9/1/2050 (put 9/3/2030) (a)	1,800	1,825
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	5,780	6,048
City of Geneva, Dev. Corp. Rev. Bonds (Hobart and William Smith Colleges Project), Series 2026, 5.00% 2/1/2056	1,385	1,358
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-1, 4.90% 11/1/2055	3,980	3,951
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2026-D-2, 3.35% 5/1/2066 (put 11/1/2032)	2,285	2,217
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 7/1/2056	3,275	2,817
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	1,860	1,499
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	2,350	1,744
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040 (a)	1,000	1,001
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	8,795	6,457
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	8,485	5,841
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	1,780	1,253
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	1,495	1,366
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	6,185	6,548
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	890	911
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	4,005	4,079
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	2,865	2,529
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	8,430	7,268
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	3,595	3,615

267	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 11/15/2055	USD2,500	$2,530
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	2,105	2,119
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2026	1,170	1,178
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	1,680	1,741
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	635	682
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	555	497
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester Regional Health Project), Series 2020-A, 3.00% 12/1/2040	1,960	1,532
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	615	605
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 6/1/2035	1,335	665
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 6/1/2046	6,760	3,349
New York City GO Bonds, Series 2021-F-1, 4.00% 3/1/2047	900	808
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2050	2,225	1,947
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 3.00% 8/1/2050	2,675	1,905
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2042	1,255	1,314
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2053	3,120	3,224
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2047	3,500	3,711
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2051	5,000	5,193
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2055	2,520	2,547
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2055	5,990	6,187
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	2,225	1,525
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.25% 11/1/2041	1,770	1,282
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	545	551
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-F, 5.25% 12/15/2031	1,740	1,780
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2046	3,450	2,667
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2039	1,290	1,106
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	3,560	2,998
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 4.00% 3/1/2045	3,865	3,542
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	1,555	1,128
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 5.25% 6/15/2046	1,155	1,225
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.25% 6/15/2053	2,410	2,509
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-BB-1, 5.25% 6/15/2054	5,535	5,726
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.25% 6/15/2054	13,365	13,924
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	2,225	2,391
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2052	4,485	4,602
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.25% 6/15/2055	4,485	4,685
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-DD, 5.00% 6/15/2046	835	880
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2042	890	848
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2048	2,700	2,820
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2049	2,805	2,923
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	6,220	6,450
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.25% 2/1/2053	15,255	15,768
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2040	2,225	2,377
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2044	1,335	1,408
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	620	646

American Funds Tax-Exempt Income Funds	268

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.50% 11/1/2049	USD3,415	$3,643
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.50% 11/1/2051	495	527
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.50% 5/1/2052	1,780	1,888
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.25% 5/1/2048	2,500	2,629
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2050	1,000	1,024
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2051	4,090	4,173
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.25% 2/1/2052	4,500	4,686
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2053	6,000	6,105
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.25% 5/1/2055	2,705	2,809
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2027, Series 2027-A, 5.25% 11/1/2048	4,000	4,224
Niagara Area Dev. Corp., Rev. Bonds (Catholic Health System, Inc. Project), Series 2022, 5.00% 7/1/2052	2,905	2,561
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042 (a)	7,370	6,561
Niagara Frontier Transportation Auth., Airport Rev. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 4/1/2039	475	482
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	1,070	1,071
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-A, 7.25% 9/1/2034 (a)	7,835	7,794
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	4,365	4,667
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, AGI, 5.00% 5/1/2030	1,325	1,327
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.125% 8/1/2044	2,845	2,637
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.375% 8/1/2054	4,550	4,236
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, AGI, 6.50% 11/1/2055	3,730	4,099
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, 7.50% 11/1/2055	19,870	21,720
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	890	897
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	3,335	3,406
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 6.00% 12/1/2053	2,225	2,263
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	1,870	1,874
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 11/1/2031 (a)	2,445	2,450
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-2, 5.35% 11/1/2049 (a)	2,645	2,587
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-B-2, 5.35% 11/1/2049 (a)	3,665	3,584
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	1,915	1,873
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049 (a)	2,760	2,703
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049 (a)	14,265	13,950
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2048	6,000	6,227
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	2,225	2,023
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	2,225	2,013
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052	2,225	1,976
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2053	2,010	2,047
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2053	7,960	8,119
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2054	3,750	3,821
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	625	625
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2027 (b)	1,805	361
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2021 (b)	1,000	200
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2032 (b)	2,345	469
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2038 (b)	1,370	274

269	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2046	USD2,490	$2,234
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 4/30/2053	4,845	4,180
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	4,870	4,870
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	10,270	9,873
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 8/1/2031	5,070	5,252
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	5,080	5,267
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2030	290	307
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	900	950
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2036	900	945
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	630	647
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2038	1,515	1,573
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	980	908
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2040	1,150	1,183
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	1,565	1,606
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2042	1,605	1,441
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	2,525	2,372
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 4.00% 12/1/2042	2,190	1,987
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	3,890	3,981
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	5,625	5,625
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031	31,875	31,873
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	4,005	3,929
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2046	1,565	1,336
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	3,115	3,065
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	27,175	27,147
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2027	1,780	1,793
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	1,395	1,429
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2030	1,425	1,458
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	9,760	9,910
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	7,295	7,454
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032	6,845	6,983
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	9,140	9,308

American Funds Tax-Exempt Income Funds	270

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2034	USD2,785	$2,832
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	26,220	28,911
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	11,215	11,064
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2036	5,675	5,757
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 5.625% 4/1/2040	11,830	12,544
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	32,625	33,262
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	26,230	24,776
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AGI, AMT, 5.00% 6/30/2054	2,515	2,496
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2054	3,770	3,819
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, 6.00% 6/30/2054	3,560	3,674
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2055	3,440	3,614
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2059	8,275	8,670
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AGI, AMT, 5.25% 12/31/2054	12,105	12,302
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2054	4,135	4,193
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2060	8,760	8,869
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), CAB, Series 2024-B, AGI, AMT, 0% 12/31/2054 (5.00% on 12/31/2034) (e)	8,785	5,752
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	1,780	1,567
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-1, 5.25% 11/15/2054	3,020	3,159
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	3,290	3,405
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	1,920	1,991
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.50% 12/1/2059	19,860	20,960
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	1,335	1,374
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	1,780	1,492
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	5,790	4,321
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	320	285
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	205	182
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050	1,780	1,284
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2050	2,225	1,605
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 4.00% 3/15/2052	2,030	1,782
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	2,220	1,866
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2023-A, 5.00% 3/15/2048	2,100	2,171
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	910	863
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056 (a)	3,260	2,903
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 5.25% 12/1/2040 (a)	750	746
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 6.00% 12/1/2045 (a)	385	398
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 6.375% 12/1/2055 (a)	1,225	1,263

271	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 6.50% 12/1/2065 (a)	USD2,390	$2,467
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	4,805	4,388
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.00% 7/1/2040	1,000	918
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.125% 7/1/2055	1,100	907
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 10/15/2029	430	424
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2039	370	359
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2054	830	722
		984,298
North Carolina 0.37%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, AMT, 3.00% 7/1/2046	2,705	2,017
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2026, 5.25% 7/1/2056	5,965	6,259
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,780	1,814
Educational Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2035	2,005	2,050
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	2,495	2,515
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	5,075	5,122
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds (1998 Trust Agreement), Series 45, 3.00% 7/1/2051	80	79
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 58-A, 6.50% 1/1/2056	745	834
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	2,225	2,385
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	1,480	1,625
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	1,650	1,784
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	2,320	2,598
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Harmony Housing Dev. Landura Portfolio), Series 2025, 3.15% 2/1/2030 (put 2/1/2029)	1,750	1,747
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2041	445	420
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2051	3,595	3,045
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2045	1,335	1,330
Medical Care Commission, Health Care Facs. Rev. Bonds (Vidant Health), Series 2015, 5.00% 6/1/2045	600	600
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2045	1,000	970
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2050	1,000	923
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	990	927
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2052	3,645	3,036
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 4.25% 4/1/2042	205	186
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047	8,120	7,738
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	3,055	3,018
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2044	1,115	1,160

American Funds Tax-Exempt Income Funds	272

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2054	USD1,285	$1,288
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 7/1/2044	100	99
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 7/1/2049	500	476
		56,045
North Dakota 0.14%
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, AGI, 3.00% 12/1/2046	4,945	3,596
County of Grand Forks, Solid Waste Disposal Fac. Rev. Green Bonds (Red River Biorefinery, LLC Project), Series 2021-A, AMT, 6.625% 12/15/2031 (a)(b)	2,625	— (g)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	435	429
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,300	1,271
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	925	977
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	680	727
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	2,340	2,570
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	1,335	1,294
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2043	5,780	5,390
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2053	5,345	4,676
		20,930
Ohio 2.50%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-C, AMT, 3.65% 12/1/2027	10,925	10,958
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	1,195	1,200
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	7,730	7,782
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2026-C, AMT, 4.125% 1/1/2036	2,090	2,049
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 6/1/2041 (put 10/1/2029)	890	858
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	3,995	3,843
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	4,400	4,355
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/2036	3,595	3,510
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-B, 4.35% 6/30/2040	3,370	3,284
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038 (a)	5,385	5,275
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048 (a)	18,090	16,995
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	1,070	999
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	1,095	1,167
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2034	2,000	2,111
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	57,705	43,710
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	890	876
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2034	1,895	1,823
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2035	895	852
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	310	272
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037	4,790	4,808
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2047	7,255	6,978
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2050	2,130	2,003
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.375% 1/1/2039 (a)	885	887

273	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.875% 1/1/2049 (a)	USD1,530	$1,516
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055 (a)	11,260	8,618
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 12/1/2055 (a)	8,710	6,971
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051	10,903	10,570
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2028	505	508
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2042	820	815
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2052	1,740	1,657
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	5,350	5,363
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2057	1,805	1,691
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2031	820	819
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2032	275	273
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2035	325	317
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2045	975	850
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 7/1/2038	2,665	2,665
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Friendship Village of Dublin, Ohio, Inc.), Series 2014, 5.00% 11/15/2044	175	173
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2040	1,405	1,411
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	5,140	4,717
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040 (preref. 7/1/2028)	5	5
Port of Greater Cincinnati Dev. Auth., Special Obligation Dev. Rev. Ref. Bonds (Convention Center Hotel Project), Series 2026, 5.625% 3/1/2046 (a)	450	448
Port of Greater Cincinnati Dev. Auth., Special Obligation Dev. Rev. Ref. Bonds (Convention Center Hotel Project), Series 2026, 6.25% 3/1/2051 (a)	2,000	2,065
Port of Greater Cincinnati Dev. Auth., Special Obligation Dev. Rev. Ref. Bonds (Convention Center Hotel Project), Series 2026, 5.75% 3/1/2059 (a)	4,000	3,877
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	3,875	3,878
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046	3,440	3,408
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2025, 5.50% 1/1/2050	2,010	2,050
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	5,460	5,242
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2025, 5.50% 1/1/2055	1,500	1,522
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2037	200	200
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	890	922
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2047	2,275	2,233
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052	1,000	953
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.75% 1/1/2053	3,425	3,521
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2012, 5.00% 1/1/2046	360	357
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2040	1,110	1,172
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2043	2,250	2,343
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	12,970	12,279
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2051	2,205	2,223
Hamilton Community Auth., Tax Increment Fing. Rev. Bonds (Champion Mill Project), Series 2020, 5.25% 12/1/2051	6,620	6,467
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2041	1,305	1,219
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	890	783
Higher Educational Fac. Commission, Higher Educational Facs. Rev. Bonds (Xavier University 2024 Project), Series 2024, 5.00% 5/1/2035	565	589
Higher Educational Fac. Commission, Higher Educational Facs. Rev. Bonds (Xavier University 2024 Project), Series 2024, 5.25% 5/1/2054	3,420	3,300
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,665	2,679

American Funds Tax-Exempt Income Funds	274

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	USD1,890	$1,857
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2042	2,000	2,002
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	2,980	2,940
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2050	7,800	7,350
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	3,510	3,577
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040 (a)	2,955	3,021
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 12/1/2046 (a)	2,005	2,047
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	3,475	3,492
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	11,435	11,384
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038 (a)	6,005	5,704
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048 (a)	15,730	13,652
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2032	635	690
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2021-A, 4.00% 1/15/2046	2,655	2,345
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035	395	340
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	465	460
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055	2,435	2,630
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	3,935	4,224
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	850	918
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-A, 6.25% 3/1/2056	2,295	2,497
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2026-C, 6.25% 3/1/2057	1,175	1,306
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	19,470	19,394
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051	1,780	1,520
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2044	1,050	1,027
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2048	7,335	6,858
City of Norwood, Special Obligation Rev. Ref. Bonds (Rookwood Exchange Project), Series 2025, 5.00% 12/1/2041	590	604
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2039	110	109
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 6/30/2053	11,560	11,428
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2035	755	721
University of Cincinnati, GO Receipt Bonds, Series 2025-A, 5.25% 6/1/2049	2,370	2,480
County of Warren, Hospital Facs. Rev. Ref. Bonds (Community First Solutions Obligated Group), Series 2024-A, 5.00% 5/15/2044	205	208
County of Warren, Hospital Facs. Rev. Ref. Bonds (Community First Solutions Obligated Group), Series 2024-A, 5.00% 5/15/2052	1,040	1,012
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.625% 12/1/2042	3,135	3,292
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.75% 12/1/2052	16,270	16,794
		377,147
Oklahoma 0.61%
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2043	1,335	1,338
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2048	8,665	8,654
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2052	2,560	2,560
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2057	3,260	3,229

275	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma (continued)
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 9/1/2051 (a)	USD4,345	$4,328
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	600	650
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	4,275	4,638
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	2,730	2,991
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-A, 6.00% 9/1/2057	520	575
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 3.25% 9/1/2038	350	227
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 3.25% 9/1/2039	2,535	1,646
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 4.00% 9/1/2045	4,725	3,068
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 5.00% 9/1/2045	6,130	4,532
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2016, 5.00% 9/1/2027	1,670	1,504
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2016, 5.00% 9/1/2037	210	157
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2017, 5.00% 9/1/2037	5,140	3,852
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 5.25% 6/15/2034 (a)	530	530
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.00% 6/15/2044 (a)	890	879
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.25% 6/15/2054 (a)	1,250	1,201
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.50% 6/15/2064 (a)	2,525	2,475
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2035	22,235	24,879
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	13,935	15,274
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds (AMR Corp. Guaranteed), Series 2013-B, AMT, 5.50% 12/1/2035	520	520
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.50% 1/1/2054	2,820	3,024
		92,731
Oregon 0.47%
City of Astoria, Hospital Facs. Auth., Rev. Bonds (Columbia Memorial Hospital Project), Series 2024, 5.25% 8/1/2049	890	893
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2018-A, 5.00% 5/15/2052	445	409
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 11/15/2040	555	557
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 11/15/2050	890	869
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Willamette View Project), Series 2017-A, 5.00% 11/15/2047	615	598
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 11/15/2052	4,305	4,030
County of Deschutes, Hospital Fac. Auth., Rev. Bonds (St. Charles Health System, Inc.), Series 2020-A, 3.00% 1/1/2051	470	329
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2016-A, 5.00% 10/1/2035	30	30
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	2,000	2,014
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2050	891	942
Health and Science University, Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	5,865	4,110
Hospital Fac. Auth., Senior Living Rev. Bonds (Mennonite Village Project), Series 2026-B-1, 3.95% 11/15/2031	555	551
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	6,330	6,949
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2036	570	545
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	5,045	4,547

American Funds Tax-Exempt Income Funds	276

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	USD10,565	$8,341
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	9,410	7,186
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	1,330	1,330
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 7/1/2050	4,515	4,483
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 7/1/2055	6,305	5,810
Port of Portland, Portland International Airport Rev. Green Bonds, Series 30-A, AMT, 5.25% 7/1/2041	1,300	1,383
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 29, AMT, 5.50% 7/1/2048	900	939
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2040	445	412
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	1,850	1,582
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	2,000	1,571
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2031	125	126
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033	480	488
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2043	225	225
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2048	1,115	1,085
School Dist. No. 1J, GO Bonds (Portland Public Schools), Series 2026, 5.00% 6/15/2042	7,515	8,124
		70,458
Pennsylvania 2.85%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2059	1,465	1,398
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 3.449% 2/1/2037 (c)	2,520	2,528
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2028	2,255	2,313
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 5/1/2042 (a)	1,335	1,335
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2024, 5.375% 5/1/2042 (a)	2,570	2,595
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042 (a)	1,205	1,234
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-B, 6.00% 5/1/2042 (a)	2,675	2,761
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	890	914
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	30,969	29,107
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-4, 7.00% 6/30/2039	31,736	26,182
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), CAB, Series 2024-B-2, 0% 6/30/2044 (8.00% on 11/15/2029) (e)	8,820	5,251
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2037	710	712
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2042	885	886
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047	685	672
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	4,794	5,018
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	12,330	12,390
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2051	2,890	2,421
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 8/15/2050	1,810	1,516
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2047	1,020	964
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2051	575	525
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 3/1/2028 (a)	100	100
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038 (a)	1,210	1,213
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 3/1/2048 (a)	2,533	2,515

277	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	USD1,995	$1,997
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2030	890	891
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2033	1,430	1,431
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 1/1/2029	2,335	2,303
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2029	820	839
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2034	3,920	3,972
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039	3,070	3,077
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045	8,420	8,163
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-SOFR x 0.67 + 0.75%) 3.377% 6/1/2037 (c)	8,980	8,621
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031 (a)	1,595	1,667
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	2,570	2,762
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	5,470	5,477
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045	3,310	3,071
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045 (preref. 7/1/2029)	710	727
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	5,600	5,608
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	2,415	2,448
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)	495	520
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 5.00% 7/15/2032	505	507
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2018, 4.00% 7/15/2048	1,030	824
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044	6,695	6,694
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	2,220	2,368
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2053	760	767
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2029	4,450	4,454
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	17,650	17,659
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042	895	884
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046	945	964
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-1, 5.25% 7/1/2049	4,220	4,257
Econ. Dev. Fncg. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2051 (put 3/27/2035) (a)	8,360	9,031
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Noble Environmental, Inc. Project), Series 2025, AMT, 6.875% 9/1/2047 (a)	5,305	5,787
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 3.25% 6/1/2041 (put 7/1/2027)	1,090	1,088
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 8/1/2039 (a)	9,635	7,480
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2038	170	169
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043	1,580	1,513
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2048	2,955	2,662
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2019, 5.00% 12/1/2049	1,340	1,197
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2053	1,900	1,657
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.125% 6/1/2046	525	538
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.25% 6/1/2055	760	768
Health and Educational Facs. Auth., Health System Rev. Bonds (Mainline Health System), Series 2020-A, 4.00% 9/1/2050	1,335	1,151
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2028	490	502

American Funds Tax-Exempt Income Funds	278

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 5.00% 6/1/2031	USD850	$892
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2033	600	633
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 5.00% 6/1/2033	2,000	2,108
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 5.00% 6/1/2034	2,000	2,106
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	1,685	1,510
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	4,130	3,565
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	600	593
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	3,400	3,309
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	2,087	1,999
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	3,989	3,846
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1A, AMT, 4.25% 6/1/2047	2,520	2,432
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 6/1/2048	895	618
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 6/1/2050	1,135	1,059
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1C, AMT, 5.50% 6/1/2052	9,324	9,103
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2026-1C, AMT, 5.25% 6/1/2053	2,400	2,288
Higher Education Facs. Auth., Rev. Bonds (University of the Sciences in Philadelphia), Series 2015-A, 3.00% 11/1/2028	540	523
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2044	1,500	1,407
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2031	1,305	1,293
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 10/1/2038	45	45
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	1,000	912
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	620	639
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	4,050	4,323
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	3,095	3,311
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2037	315	305
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2046	600	523
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	585	479
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	2,530	1,969
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2030	270	271
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2015, 5.50% 7/1/2045	400	395
County of Lancaster, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2035 (put 2/1/2029)	1,305	1,299
County of Lancaster, Hospital Auth., Healthcare Facs. Rev. Bonds (Moravian Manors, Inc. Project), Series 2019-A, 5.00% 6/15/2044	220	206
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 3/1/2040	990	954
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 3/1/2045	910	839
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 3/1/2050	880	774
County of Lancaster, Hospital Auth., Rev. Bonds (United Zion Retirement Community), Series 2017-A, 4.50% 12/1/2029	750	738
County of Lancaster, Hospital Auth., Rev. Bonds (United Zion Retirement Community), Series 2017-A, 5.00% 12/1/2047	490	415
Lancaster County, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2045	275	275
Latrobe Industrial Dev. Auth., University Rev. Bonds (Seton Hill University), Series 2026, 5.50% 3/1/2056	1,965	1,870
Maxatawny Township, Municipal Auth. Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2022-A, 4.50% 1/1/2045	140	134
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (j)	18,630	17,919
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039 (a)(j)	11,930	11,761
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2047	1,780	1,794

279	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-A, 4.00% 9/1/2049	USD890	$753
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 5.00% 9/1/2051	1,110	1,095
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2052	2,225	1,841
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2032	370	375
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	3,630	3,655
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	6,980	6,842
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 12/1/2048	3,970	3,333
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	2,990	2,996
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	2,225	2,228
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2042	3,555	3,656
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2049	3,555	3,557
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2055	3,110	3,070
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2046	335	326
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	1,690	1,584
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	1,295	1,307
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	1,290	1,295
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2049	115	112
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2039	1,335	1,334
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2044	1,140	1,099
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2049	600	548
Pennsylvania State University Bonds, Series 2025-A, 5.50% 9/1/2055	7,175	7,643
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 7/1/2047	1,360	1,361
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033	890	894
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2029 (a)	775	777
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2034 (a)	1,680	1,665
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2039 (a)	1,255	1,248
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2043 (a)	1,140	1,119
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030	310	316
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2040	620	618
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2050	935	890
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2030	1,570	1,596
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2040	3,555	3,490
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	7,630	7,013

American Funds Tax-Exempt Income Funds	280

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	USD5,600	$5,077
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (Saint Josephs University), Series 2017, 5.00% 11/1/2047 (preref. 5/1/2027)	2,585	2,627
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (Saint Josephs University), Series 2017, 5.00% 11/1/2047	2,670	2,608
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2039	500	484
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2050	1,210	1,088
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2030 (preref. 9/1/2026)	10	10
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2037	1,335	1,337
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2035	5,370	5,374
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2038	7,510	7,509
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2026	110	110
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2027	115	116
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2028	100	101
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	75	73
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2041	665	619
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	930	821
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Pleasant View Retirement Community Project), Series 2018, 5.00% 12/15/2038	445	444
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	380	357
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	3,165	3,277
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	1,270	1,293
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	890	782
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 7/1/2028	220	224
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2037	2,850	2,658
County of Westmoreland, Industrial Dev. Auth., Rev. Ref. Bonds (Redstone Presbyterian Senior Care Obligated Group), Series 2021, 4.00% 5/15/2041	1,265	1,076
Wilkes-Barre Area School Dist., GO Bonds, Series 2019, BAM, 5.00% 4/15/2059	890	895
		431,075
Puerto Rico 6.05%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033 (a)	485	513
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033 (a)	3,925	4,149
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2033 (a)	970	1,032
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035 (a)	38,060	39,607
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2037 (a)	1,350	1,407
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037 (a)	3,725	3,883
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	15,415	16,185
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042 (a)	6,045	5,802
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042 (a)	41,105	39,451
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042 (a)	9,820	9,425
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047 (a)	12,450	11,465
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2047 (a)	2,480	2,284
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2047 (a)	14,215	14,339
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2027 (b)	505	368
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (b)	235	171
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2027 (b)	355	259
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2027 (b)	80	58
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2027 (b)	2,670	1,946
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2027 (b)	400	292
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2027 (b)	3,100	2,255

281	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (b)	USD175	$127
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, AGI, 5.00% 7/1/2028	3,195	3,199
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2018 (b)	60	44
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (b)	1,040	758
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2028 (b)	30	22
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (b)	275	200
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2028 (b)	35	26
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2028 (b)	2,015	1,468
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 4.20% 7/1/2019 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 4.80% 7/1/2029 (b)	130	95
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2029 (b)	185	135
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2029 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2019 (b)	95	69
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2020 (b)	145	106
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, 4.625% 7/1/2030 (b)	520	379
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, AGI, 5.00% 7/1/2030	165	165
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2020 (b)	550	400
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2030 (b)	705	514
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (b)	130	95
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2020 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2023-VV, 5.50% 7/1/2020 (b)	75	55
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.25% 7/1/2030 (b)	25	19
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (b)	445	324
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2021 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (b)	5,020	3,652
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2031 (b)	100	73
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2021 (b)	75	55
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (b)	14,300	10,421
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (b)	350	255
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2022 (b)	395	287
Electric Power Auth., Power Rev. Bonds, Series 2022-WW, 5.375% 7/1/2022 (b)	595	433
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.50% 7/1/2033 (b)	315	229
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.50% 7/1/2023 (b)	80	58
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	1,660	1,637
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (b)	275	200
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2023 (b)	890	647
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023 (b)	815	593
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2033 (b)	300	226
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2024 (b)	190	138
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2024 (b)	2,390	1,739
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2024 (b)	2,785	2,026
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2024 (b)	4,345	3,161
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.625% 7/1/2025 (b)	870	633
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (b)	60	44
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2025 (b)	50	36
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2025 (b)	1,215	884
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2025 (b)	2,505	1,822
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035 (b)	845	616
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035 (b)	165	120
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.75% 7/1/2026 (b)	95	69
Electric Power Auth., Power Rev. Bonds, Series 2007-XX, 5.25% 7/1/2026 (b)	340	247
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2026 (b)	165	120
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (b)	180	131
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (b)	9,075	6,602
Electric Power Auth., Power Rev. Bonds, Series 2010-XXX, 5.75% 7/1/2036 (b)	3,150	2,296
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (b)	12,840	9,357
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (b)	2,740	1,997
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (b)	7,915	5,768
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/ 2042 (b)	150	109
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 7/1/2042 (b)	1,940	1,414
Electric Power Auth., Power Rev. Custodial Receipts, Series 2025-PRB-RR, 0% 7/1/2030 (a)	4,000	2,945
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 0% 7/1/2017 (b)	10	7

American Funds Tax-Exempt Income Funds	282

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.197% 7/1/2029 (c)	USD6,615	$6,528
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.30% 7/1/2019 (b)	25	18
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2020 (b)	625	455
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, NATL, 5.25% 7/1/2030	425	428
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (b)	15	11
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (b)	3,120	2,270
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.75% 7/1/2022 (b)	10	7
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (b)	4,395	3,197
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	45	44
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (b)	5,300	3,862
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,497	1,527
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	6,783	7,165
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	4,183	4,516
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	2,950	2,926
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	6,653	6,508
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	35,967	33,740
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	32,717	29,614
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	6,109	4,442
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	225,800	161,164
GO Taxable Bonds, Series 2022, 0% 11/1/2051 (c)	62,034	27,372
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	206,309	150,863
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	1,075	1,076
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2026	730	730
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 10/1/2027	895	892
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,350	1,327
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 10/1/2042	1,465	1,392
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2026 (a)	1,690	1,695
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2027 (a)	1,690	1,726
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2028 (a)	1,765	1,834
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, NATL, 4.50% 10/1/2029	1,980	1,982
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2034 (a)	1,945	2,026
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2044 (a)	2,205	2,248
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	505	529
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2038	490	449
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.55% 7/1/2040	1,781	1,765
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	44,970	42,757
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2019, Class 2, 0% 8/1/2054 (c)	81	17
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2047 (c)	3,394	1,111
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2054 (c)	19,374	4,128
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	48,223	47,138
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	27,915	27,287
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058	9,097	8,613
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	24,763	23,829
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2029	444	403
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	745	632
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	125,601	45,931
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-B-1, 0% 7/1/2046	2,667	975
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2051	24,392	6,481

283	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2030	USD1,269	$1,251
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2036	5,185	4,934
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	8,370	8,250
		914,238
Rhode Island 0.33%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2030	450	451
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	445	445
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	240	218
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	655	568
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (CharterCare Health of Rhode Island Obligated Group), Series 2026-B, 12.50% 10/1/2031	1,360	1,360
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (CharterCare Health of Rhode Island Obligated Group), Series 2026-A, 8.50% 10/1/2056	11,100	12,175
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2049	3,215	3,312
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	685	734
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	1,140	1,140
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2029	295	309
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 5.00% 12/1/2034	530	563
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 5.00% 12/1/2035	490	520
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 12/1/2039	5,880	5,130
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	1,850	1,802
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	5,300	5,098
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	2,075	1,987
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	2,670	2,547
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	2,075	2,054
Student Loan Auth., Education Loan Rev. Bonds, Series 2026-A, AMT, 4.50% 12/1/2045	2,560	2,493
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	3,020	2,921
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 12/1/2035	1,790	1,782
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	2,160	2,048
		49,657
South Carolina 0.88%
Clemson University, Higher Education Rev. Bonds, Series 2025-A, 5.00% 5/1/2055	5,000	5,117
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	6,137	4,449
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	75,193	26,804
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 7/22/2051	900	147
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/2033	210	208
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.25% 10/1/2043	1,420	1,428
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.50% 10/1/2051	1,860	1,813
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-D, 3.00% 7/1/2051	475	464
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	2,415	2,619
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	7,205	7,895
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	3,460	3,761
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2026-A, 6.00% 7/1/2056	1,750	1,920
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2041 (preref. 8/15/2026) (a)(e)	10,330	10,337
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2028	210	214
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2042	1,550	1,547
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2054	1,025	947

American Funds Tax-Exempt Income Funds	284

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.00% 6/15/2043 (a)	USD1,000	$1,024
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.125% 6/15/2053 (a)	3,430	3,463
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.25% 6/15/2058 (a)	2,585	2,608
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2036 (a)	1,000	865
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2046 (a)	1,280	954
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2056 (a)	2,615	1,750
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 5/1/2042	1,650	1,497
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 5.80% 12/1/2050	920	933
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.75% 12/1/2060	3,860	3,846
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2046	2,670	2,848
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036 (a)	1,775	1,768
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2041 (a)	6,765	6,437
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 4/1/2052	2,250	2,050
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2032	1,900	1,907
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2038	2,135	2,136
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.50% 11/15/2053	7,015	7,561
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.75% 11/15/2058	5,690	6,174
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 11/15/2050	2,590	2,658
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.50% 11/15/2050	1,265	1,315
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Nexton Project), Series 2026, FHA, 5.25% 11/15/2054	2,390	2,441
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	220	221
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	2,210	2,216
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	45	44
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2054	2,500	2,542
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2029	10	10
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2034	595	595
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2037	595	595
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2031	885	890
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.00% 11/1/2026 (a)	120	119
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 11/1/2031 (a)	1,000	914
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 11/1/2036 (a)	1,110	937
		132,988
South Dakota 0.15%
Flandreau Santee Sioux Tribe of South Dakota 7.125% 9/15/2045 (a)	9,375	9,131
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-A, 3.00% 11/1/2051	650	643
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	1,040	1,118

285	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Dakota (continued)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	USD4,455	$4,902
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	5,000	5,572
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2026-A, 6.00% 11/1/2056	1,225	1,354
		22,720
Tennessee 0.25%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2026-B, 5.00% 7/1/2034	3,705	4,046
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Ref. Bonds (Trezevant Manor Project), Series 2013-A, 5.50% 9/1/2047 (a)	915	799
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM, 5.25% 7/1/2064	1,555	1,575
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036 (a)	750	757
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	2,785	2,773
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051 (a)	8,505	7,272
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), CAB, Series 2021-B, 0% 6/1/2043 (a)	5,275	2,388
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.50% 7/1/2042	900	958
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2052	1,555	1,555
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	6,915	7,207
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	8,155	8,474
		37,804
Texas 7.28%
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	1,465	1,500
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	1,860	1,647
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2021, 3.00% 2/15/2039	1,940	1,649
AM Bidco Operations, LLC, Term Loan, First Lien, 8.50% PIK 10/21/2027 (h)(i)(k)	34,246	18,836
City of Anna, Special Assessment Rev. Bonds (Sherley Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 4.00% 9/15/2036 (a)	750	722
City of Anna, Special Assessment Rev. Bonds (Sherley Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 5.35% 9/15/2046 (a)	500	496
City of Anna, Special Assessment Rev. Bonds (Sherley Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 5.70% 9/15/2056 (a)	1,500	1,482
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2/15/2041	2,955	2,408
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2/15/2051	6,480	4,791
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2/15/2056	2,660	1,930
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.75% 6/15/2049 (a)	495	446
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054 (a)	1,230	1,091
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 5.00% 6/15/2064 (a)	895	786
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.25% 8/15/2034	985	961
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044	850	795
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2026-A, 4.75% 8/15/2061 (put 8/15/2034)	3,000	2,956
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2044	1,900	1,762
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2054	1,675	1,422

American Funds Tax-Exempt Income Funds	286

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2035	USD1,335	$1,340
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2036	1,505	1,507
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 3.00% 8/15/2038	2,585	2,235
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.00% 6/15/2049	440	392
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.125% 6/15/2054	335	294
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.75% 2/15/2062 (a)	4,850	4,821
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2041	530	400
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.25% 8/15/2032 (b)	410	143
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.625% 8/15/2052 (b)	4,000	1,400
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2057 (b)	3,500	1,225
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062 (b)	4,250	1,487
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2038	880	866
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2048	2,385	2,213
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2053	1,220	1,095
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	375	374
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	4,115	4,121
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	3,300	3,247
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2051	3,640	3,462
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2036	1,700	1,552
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2041	1,980	1,678
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2046	1,980	1,581
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2043	735	745
City of Austin, Airport System Rev. and Rev. Ref. Bonds, Series 2026-B, AMT, 5.00% 11/15/2056	4,000	4,007
City of Austin, Airport System Rev. and Rev. Ref. Bonds, Series 2026-B, 5.25% 11/15/2056	4,000	4,090
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2037	2,475	2,656
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 4.25% 11/1/2032 (a)	342	341
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 5.25% 11/1/2053 (a)	650	632
City of Austin, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2026, 5.25% 11/15/2055	7,000	7,323
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	1,365	1,176
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031 (a)	645	533
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	7,610	4,997
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050 (a)	3,660	2,699
Bexar County Health Facs. Dev. Corp., Rev. Ref. Bonds (Army Retirement Residence Foundation Project), Series 2016, 4.00% 7/15/2045	285	237
Blue Meadow Municipal Utility Dist. No. 3 of Collin County, Unlimited Tax Road Bonds, Series 2025, 4.375% 9/1/2050	1,000	860
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042 (a)(b)(c)	7,594	190
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(b)	6,774	169
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 4/1/2040	50	50
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 4/1/2040	2,520	1,972
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	3,785	3,370

287	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	USD12,040	$11,806
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.875% 9/1/2045 (a)	766	775
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 6.00% 9/1/2055 (a)	1,414	1,389
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	278	280
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.625% 9/1/2045 (a)	3,406	3,445
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.75% 9/1/2055 (a)	3,369	3,313
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 4.00% 2/15/2049	4,045	3,659
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050	890	798
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	8,890	7,872
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 4.50% 9/1/2031 (a)	439	443
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.125% 9/1/2044 (a)	1,002	1,020
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.50% 9/1/2054 (a)	750	754
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 4.375% 9/1/2031 (a)	100	101
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 5.125% 9/1/2044 (a)	300	306
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 5.375% 9/1/2053 (a)	250	250
Clear Sky Municipal Utility Dist. No. 1, Unlimited Tax Roach Bonds, Series 2026, 4.25% 9/1/2050	1,040	884
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	440	440
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047	525	444
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	660	608
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.00% 6/15/2034 (a)	285	281
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038 (a)	800	805
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.75% 6/15/2044 (a)	1,105	1,079
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.00% 6/15/2048 (a)	3,245	3,148
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.25% 6/15/2053 (a)	2,880	2,808
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 6.00% 6/15/2054 (a)	665	627
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 8/15/2046	6,585	4,942
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054	820	709
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	850	751
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031 (a)(b)	620	465
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047	890	821
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	890	791
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Improvement Area No. 1 Project), Series 2021, 4.50% 9/15/2051 (a)	1,000	886
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Major Improvement Area Project), Series 2021, 5.25% 9/15/2051 (a)	500	474
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2050 (put 11/1/2029)	6,000	6,292
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2050 (put 11/1/2032)	2,085	2,232
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	4,445	3,897
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 5.375% 12/31/2045 (a)	500	501
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 5.625% 12/31/2055 (a)	1,323	1,302
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.25% 12/31/2030 (a)	359	355

American Funds Tax-Exempt Income Funds	288

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.75% 12/31/2030 (a)	USD650	$645
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.50% 12/31/2035 (a)	250	254
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.00% 12/31/2035 (a)	190	193
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.375% 12/31/2045 (a)	1,399	1,443
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.875% 12/31/2045 (a)	1,911	1,969
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.625% 12/31/2055 (a)	2,490	2,537
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.125% 12/31/2055 (a)	3,606	3,699
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031 (a)	194	197
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 5.125% 12/31/2031 (a)	418	423
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044 (a)	1,252	1,270
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 5.75% 12/31/2044 (a)	887	901
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.625% 12/31/2054 (a)	1,772	1,764
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 6.125% 12/31/2054 (a)	1,191	1,186
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 5.25% 12/31/2031 (a)	360	364
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.00% 12/31/2044 (a)	1,666	1,686
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.25% 12/31/2054 (a)	2,507	2,492
Eagle Pass Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-N, 5.00% 8/15/2051	500	518
City of Eagle Pass, Special Assessment Rev. Bonds (Eagle Pass Public Improvement Dist. No. 1 Improvement Area #1 Project), Series 2026, 7.625% 9/1/2060 (a)	5,410	5,244
East Lake Houston Management Dist., Special Assessment Rev. Bonds (Crosby Terrace Improvement Area Project), Series 2025-A, 7.50% 9/15/2055 (a)	7,217	7,229
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.00% 9/15/2045 (a)	980	1,015
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.25% 9/15/2055 (a)	1,954	1,994
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.50% 2/15/2055	3,565	3,714
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2037	1,050	933
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2038	1,450	1,266
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	1,780	1,773
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	4,025	4,025
City of Friendswood, Special Assessment Rev. Bonds (Friendswood City Center Public Improvement Dist. Initial Major Improvements Project), Series 2024, 7.00% 9/15/2054	2,705	2,713
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 3.00% 8/15/2049	1,160	871
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	2,520	2,225
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-B, 4.75% 12/1/2045	1,130	1,096
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-B, 4.75% 12/1/2051	1,095	1,002
County of Harris, Municipal Utility Dist. No. 514, Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2045	1,025	1,013
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	1,315	1,339
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2041	3,700	3,888
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2042	1,165	1,220
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, AGI, 3.125% 11/15/2056	6,330	4,369
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054	3,340	2,845
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	1,365	1,390
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2037	650	651

289	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	USD17,635	$17,251
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	1,800	1,267
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2033	1,400	1,326
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2038	3,105	2,743
Harris County Municipal Utility Dist. No. 514, Unlimited Tax Road Bonds, Series 2025, 4.375% 9/1/2051	1,080	923
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2048	1,385	1,302
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2050	1,035	962
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2052	1,135	1,042
Dept. of Housing and Community Affairs, Residential Mortgage Rev. and Rev. Ref. Bonds, Series 2026-A, 6.00% 1/1/2057	6,755	7,467
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	3,165	3,434
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054	3,075	3,309
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	7,960	8,661
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	985	1,087
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	2,245	2,202
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	1,195	1,296
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2033	23,990	25,515
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	26,190	27,915
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	19,400	21,072
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	11,090	11,977
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2037	11,340	12,168
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2038	13,530	14,422
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2039	11,305	11,981
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	14,520	13,300
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	49,065	44,937
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-A, AMT, AGI, 5.25% 7/1/2041	900	949
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2046	4,450	3,961
City of Houston, Airport System Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, 5.25% 7/15/2034	3,500	3,706
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Catering Options Facility Project), Series 2026, AMT, 5.50% 7/15/2035	5,720	6,154
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Catering Options Facility Project), Series 2026, AMT, 5.50% 7/15/2036	5,375	5,804
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 7/15/2028	10,970	11,231
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	12,155	12,167
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	3,540	3,583
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,000	1,013
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	10,510	10,643
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2031	7,500	7,901
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2032	7,500	7,944
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2033	3,365	3,579

American Funds Tax-Exempt Income Funds	290

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2035	USD4,190	$4,512
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2037	1,295	1,379
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.50% 9/1/2058	1,475	1,552
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, CAB, Series 2026-C, AGI, 0% 9/1/2049	3,465	1,074
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2033	275	260
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	1,530	1,606
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/1/2050	1,335	1,388
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054	1,535	1,575
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2044	890	871
City of Justin, Special Assessment Rev. Bonds (Timberbrook Public Improvement Dist. No. 1 Improvement Area #2 Project), Series 2021, 4.00% 9/1/2051 (a)	500	408
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	3,065	3,071
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Area #3-5 Project), Series 2025, 5.75% 9/15/2055	1,750	1,744
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Dist. Zone 2 Remainder Area Project), Series 2025, 5.00% 9/15/2035	600	596
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Dist. Zone 2 Remainder Area Project), Series 2025, 6.125% 9/15/2045	1,880	1,904
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Dist. Zone 2 Remainder Area Project), Series 2025, 6.375% 9/15/2055	1,500	1,483
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 5.75% 9/15/2045 (a)	545	566
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 6.00% 9/15/2054 (a)	837	858
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	2,220	1,954
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.50% 9/1/2044 (a)	2,862	2,944
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2025, 5.625% 9/1/2045 (a)	649	656
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051 (a)	29,590	29,611
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.75% 9/1/2053 (a)	2,409	2,452
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2025, 5.875% 9/1/2055 (a)	8,037	7,940
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	3,100	3,105
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	3,340	2,972
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	590	605
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC, 5.125% 11/1/2028	1,740	1,809
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2047	1,285	1,152
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2050	1,485	1,293
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 4.75% 9/1/2034 (a)	735	743
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.50% 9/1/2044 (a)	1,000	1,020
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.875% 9/1/2054 (a)	1,000	1,004
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	180	179
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054	890	783
Mesquite Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2052	8,000	8,426
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031 (a)	9,295	9,301

291	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Graphic Packaging International, LLC Project), Series 2026, AMT, 5.00% 12/1/2064 (put 6/1/2030)	USD13,760	$14,206
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	6,130	6,170
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Graphic Packaging International, LLC Project), Series 2025, AMT, 5.00% 12/1/2064 (put 6/1/2030)	8,985	9,277
County of Montgomery, Toll Road Auth., Toll Road Rev. Bonds, Series 2018, 5.00% 9/15/2043	1,520	1,520
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2049	1,005	902
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.71% 9/15/2027 (c)	820	819
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 3.281% 9/15/2027 (c)	590	591
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026	520	523
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	1,525	1,581
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	1,975	2,062
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	16,850	17,964
Municipal Gas Acquisition and Supply Corp. V, Gas Supply Rev. Bonds, Series 2026, 5.00% 4/1/2036	17,000	17,563
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	10,500	10,828
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2026-A, 5.25% 3/1/2037	20,635	21,716
Municipal Utility Dist. No. 406, Unlimited Tax Bonds, Series 2019, 3.125% 9/1/2044	725	542
New Braunfels Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2052	4,770	4,244
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2028 (a)	570	566
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2041 (a)	1,845	1,557
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2046 (a)	1,415	1,134
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Jubilee Academic Center), Series 2021, 4.00% 8/15/2051 (a)	1,805	1,347
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 8/15/2029 (a)	435	418
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2039 (a)	1,270	1,221
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2049 (a)	2,385	2,161
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	1,760	1,760
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2030	730	716
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2037	1,110	994
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2040	700	660
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2042	1,620	1,355
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2055	2,755	2,330
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2039	945	951
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2050	765	721
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2055	3,730	3,446
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2035	465	465
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	3,285	3,286
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	8,155	8,156
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2040	1,955	2,035

American Funds Tax-Exempt Income Funds	292

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2031	USD2,560	$2,527
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2036	3,115	2,933
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	3,135	2,752
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021-A-1, 5.25% 1/1/2042	3,110	3,045
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.25% 7/1/2045 (a)	1,780	1,867
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.50% 7/1/2056 (a)	9,640	9,993
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2040	1,105	872
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2057	10,790	7,409
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2055	3,875	3,935
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2041	2,755	2,270
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2051	2,850	2,117
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2056	2,225	1,589
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	1,615	1,320
Noble Ridge Municipal Utility Dist., Unlimited Tax Road Bonds, Series 2025, 4.75% 9/1/2041	1,120	1,066
Noble Ridge Municipal Utility Dist., Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2046	1,055	1,002
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.50% 9/15/2032 (a)	3,841	3,929
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.625% 9/15/2042 (a)	7,812	8,056
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.75% 9/15/2052 (a)	15,342	15,485
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	5,100	4,905
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	2,005	2,010
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048 (preref. 1/1/2027)	220	222
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2038	2,665	2,341
North Texas Tollway Auth., System Rev. Ref. Second Tier Bonds, Series 2021-B, 3.00% 1/1/2051	1,770	1,234
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 5.375% 9/1/2055 (a)	1,769	1,741
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 4.50% 9/15/2036	1,595	1,536
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 6.00% 9/15/2046	500	501
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 6.25% 9/15/2056	1,260	1,246
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Major Improvement Area Project), Series 2026, 6.75% 9/15/2046	1,059	1,061
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Major Improvement Area Project), Series 2026, 7.00% 9/15/2056	1,000	989
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 9/15/2051 (a)	4,502	3,646
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 9/15/2051 (a)	13,402	10,907
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2054	2,130	1,886
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2025, 5.25% 2/15/2055	4,445	4,654
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2036	445	414
Royse City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2053	1,820	1,858
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Improvement Area Project), Series 2025, 4.625% 9/15/2035	850	830

293	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Improvement Area Project), Series 2025, 6.00% 9/15/2055	USD2,850	$2,829
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Remainder Area Project), Series 2025, 6.75% 9/15/2055 (a)	2,000	1,962
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2026, AMT, 5.25% 7/1/2046	2,440	2,565
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2026, AMT, 5.25% 7/1/2047	2,150	2,244
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2026, AMT, 5.50% 7/1/2051	9,400	9,924
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2049	1,155	1,210
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	1,305	1,294
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	2,310	2,277
City of San Marcos, Special Assessment Rev. Bonds (Whisper South Public Improvement Dist.), Series 2022, 4.50% 9/1/2051 (a)	912	790
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2053	1,780	1,815
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058	12,120	11,828
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	1,335	1,280
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2038	1,225	1,160
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	405	381
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	670	626
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	300	280
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2016-A, 5.00% 2/15/2047	1,120	1,120
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2027	1,155	1,155
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	8,200	8,110
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	6,205	6,206
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2045	12,445	12,141
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2030	140	140
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	180	180
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2040	1,205	1,205
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	5,000	5,475
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	2,215	2,145
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(h)	954	954
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049	10,515	9,485
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2041	385	188
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2042	2,110	972
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2050	3,135	3,312
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2055	1,200	1,255
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.50% 10/1/2055	1,890	2,018
County of Travis, Dev. Auth. Contract Assessment Rev. Bonds (Longview 71 Public Improvement Dist. Improvement Area #1 Project), Series 2024, 4.25% 9/1/2032 (a)	400	403
County of Travis, Dev. Auth. Contract Assessment Rev. Bonds (Longview 71 Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.125% 9/1/2054 (a)	845	826
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Improvement Area #1 Project), Series 2025, 5.875% 9/1/2055	22,966	23,126
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Major Improvement Area Project), Series 2025, 5.875% 9/1/2055 (a)	15,765	15,875

American Funds Tax-Exempt Income Funds	294

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2039	USD425	$462
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2043	995	1,071
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-B, 5.00% 8/15/2044	3,750	3,990
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 4.00% 8/1/2054	7,115	6,165
Waller County Municipal Utility Dist. No. 55A, Unlimited Tax Road Bonds, Series 2025, 4.625% 9/1/2051	1,025	913
Waller Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 2/15/2050	5,500	5,774
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053	1,230	1,094
Wichita Falls Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 3.00% 2/1/2036	1,500	1,363
		1,100,782
United States 1.46%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-33, Class AUS, 4.51% 10/25/2040 (c)	11,438	11,609
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-32, Class AUS, 4.691% 3/25/2042 (c)	15,817	16,076
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-23, Class A, 4.568% 4/25/2042 (c)	5,031	5,126
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-31, Class AUS, 4.497% 6/25/2042 (c)	4,392	4,325
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-28, Class A, 4.387% 11/25/2042 (c)	21,306	20,552
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-34, Class AUS, 4.634% 12/25/2042 (c)	10,744	10,958
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-13, Class A, 3.125% 9/25/2036 (a)	1,178	1,089
FHLMC Multi Family Structured Pass Through, Green Bonds, Series ML-35, 5.059% 1/25/2043 (c)	7,314	7,704
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035 (a)(c)	119,155	5,817
Freddie Mac, Multi Family Certs., Series 2023, 4.004% 1/25/2040 (c)	10,239	9,894
Freddie Mac, Multi Family Certs., Series 2023, 4.417% 8/25/2040 (c)	3,173	3,200
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (a)	8,663	7,883
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	1,333	1,275
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	1,715	1,612
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, interest only, 1.134% 6/25/2037 (c)(d)	51,023	3,148
Freddie Mac, Multi Family Mortgage Bonds, Series 2025-ML30, Class AIS, 4.669% 7/25/2042 (c)	12,064	12,342
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.157% 12/25/2038 (c)	35,487	31,770
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024-ML-22, 4.548% 10/25/2040 (c)	2,813	2,858
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2021, 2.34% 7/25/2041 (a)	906	726
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2025-ML-29, 4.713% 1/25/2043 (c)	3,817	3,866
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	3,393	2,789
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038 (a)	2,137	1,788
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.427% 11/25/2038 (c)	15,168	14,085
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.157% 5/25/2041 (c)	7,932	7,755
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.518% 8/25/2041 (c)	14,951	15,020
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.597% 8/25/2041 (c)	10,370	10,587
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.99% 4/25/2043 (c)	7,714	6,731
		220,585
Utah 2.58%
Arrowhead Springs Public Infrastructure Dist., Limited Tax GO and Special Rev. Bonds, Series 2025, 6.00% 3/1/2056 (a)	9,200	9,218
Arrowhead Springs Public Infrastructure Dist., Special Assessment Bonds (Arrowhead Springs Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	2,539	2,551
Black Rock Mountain Resort Public Infrastructure Dist., Special Assessment Bonds (Black Rock Mountain Resort Assessment Area), Series 2025, 5.875% 12/1/2054 (a)	7,902	8,116
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 6/15/2031 (a)	150	143
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 6/15/2041 (a)	895	733
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 6/15/2051 (a)	1,160	879
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2046 (a)	6,555	6,127
Downtown Daybreak Public Infrastructure Dist. No. 1, Tax Increment Rev. Bonds, Series 2026, 5.00% 3/1/2041 (a)	165	166
Downtown Daybreak Public Infrastructure Dist. No. 1, Tax Increment Rev. Bonds, Series 2026, 5.625% 3/1/2046 (a)	2,625	2,658
Downtown Daybreak Public Infrastructure Dist. No. 1, Tax Increment Rev. Bonds, Series 2026, 5.875% 3/1/2051 (a)	1,650	1,670

295	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-C, 5.00% 7/15/2035 (a)	USD952	$953
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2055	1,450	1,535
Fiddlers Canyon Infrastructure Fncg. Dist., Special Assessment Bonds (Fiddlers Canyon Assessment Area), Series 2024, 5.625% 12/1/2053 (a)	5,733	5,436
Firefly Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2024-A-1, 6.625% 3/1/2054 (a)	1,780	1,815
Firefly Public Infrastructure Dist. No. 1, Special Assessment Bonds (Firefly Assessment Area No. 1), Series 2024-A-2, 5.625% 12/1/2043 (a)	4,797	4,908
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 8/1/2037 (a)	18,845	17,638
High Star Ranch Infrastructure Fncg. Dist., Special Assessment Bonds (High Star Ranch Assessment Area), Series 2026, 6.25% 12/1/2055 (a)	8,500	8,568
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	1,510	1,610
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	300	324
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	725	788
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	885	965
Housing Corp., Single Family Mortgage Bonds, Series 2025-E, 6.75% 7/1/2055	1,300	1,468
Housing Corp., Single Family Mortgage Bonds, Series 2026-A, 6.50% 7/1/2056	7,335	8,210
Hurricane City, Gateway at Sand Hollow Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 5.50% 3/1/2051 (a)(f)	15,000	11,739
Jordanelle Ridge Public Infrastructure Dist. No. 2, Limited Tax GO Bonds, Series 2023-A, 7.75% 3/1/2054 (a)	22,177	23,510
MIDA Cormont Public Infrastructure Dist., Limited Tax GO Bonds, Series 2025-A-1, 6.25% 6/1/2055 (a)	2,225	2,330
MIDA Cormont Public Infrastructure Dist., Limited Tax GO Bonds, Convertible CAB, Series 2025-A-2, 0% 6/1/2055 (6.75% on 6/1/2029) (a)(e)	4,592	4,020
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2026 (a)	1,060	1,060
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2050 (a)	31,045	25,976
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035 (a)	2,015	2,010
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050 (a)	16,090	15,703
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.50% 6/15/2039 (a)	1,125	1,156
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.75% 6/15/2044 (a)	3,540	3,654
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.25% 6/1/2045 (a)	1,255	1,273
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.50% 6/1/2050 (a)	2,600	2,630
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-1, 5.125% 6/15/2054 (a)	8,546	8,367
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054 (a)	8,695	8,934
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.50% 6/1/2055 (a)	1,840	1,848
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.75% 6/1/2060 (a)	5,405	5,534
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, CAB, Series 2025-2, 0% 6/1/2043 (5.75% on 6/1/2031) (a)(e)	1,290	1,005
Military Installation Dev. Auth., Tax Allocation and Hotel Tax Rev. Bonds, Series 2021-A-1, 4.00% 6/1/2052	4,850	4,022
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	1,000	959
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2041	7,344	6,776
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2052	5,000	4,110
Moonlight Village Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2025-A, 6.00% 3/1/2056 (a)	1,660	1,673
Moonlight Village Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2025-B, 8.00% 3/15/2056 (a)(f)	896	912
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044 (a)	4,581	4,406
NWQ Public Infrastructure Dist., Limited Tax GO Bonds, Series 2025-A, 6.125% 3/1/2056 (a)	2,085	2,097
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 3.625% 2/1/2035 (a)	598	522
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.125% 2/1/2041 (a)	1,500	1,298
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.375% 2/1/2051 (a)	3,220	2,534
Pine View Public Infrastructure Dist. No. 1, Special Assessment Bonds (Firelight Assessment Area No. 2), Series 2026, 7.00% 12/1/2055 (a)	8,510	8,206
Pine View Publick Infrastructure Dist. No.2, Special Assessment Bonds (Firelight Assessment Area No. 1), Series 2026, 6.25% 12/1/2055 (a)	4,500	4,541
Point Phase 1 Public Infrastructure Dist. No. 1, Tax Assessment and General Rev. Bonds, Series 2025-A-1, 5.875% 3/1/2045	4,250	4,428

American Funds Tax-Exempt Income Funds	296

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Resort Core Public Infrastructure Dist. No. 1, GO Bonds, Series 2026-A-1, 5.625% 3/1/2051 (a)	USD3,965	$3,973
Resort Core Public Infrastructure Dist. No. 1, GO Bonds, Series 2026-A-1, 5.875% 3/1/2057 (a)	4,770	4,828
Resort Core Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Convertible CAB, Series 2026-A-2, 0% 3/1/2057	7,800	6,030
Sawmill Infrastructure Fncg. Dist., Special Assessment Bonds (Sawmill Assessment Area), Series 2025, 6.00% 12/1/2054 (a)	1,325	1,366
Soleil Hills Public Infrastructure Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 5.875% 3/1/2055 (a)	3,925	3,925
Sun Stone Infrastructure Fncg. Dist., Special Assessment Bonds (Sun Stone Assessment Area No. 1), Series 2024, 6.75% 6/1/2054 (a)	11,489	11,737
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)(b)	11,046	8,362
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-2, 6.00% 12/1/2053 (a)	15,021	15,057
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041 (a)	6,994	6,646
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052 (a)	50,821	45,973
Utah City West Public Infrastructure Dist. No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1), Series 2026, 5.00% 12/1/2041 (a)	550	553
Utah City West Public Infrastructure Dist. No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1), Series 2026, 5.50% 12/1/2046 (a)	1,500	1,518
Utah City West Public Infrastructure Dist. No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1), Series 2026, 5.875% 12/1/2055 (a)	4,625	4,682
Wakara Ridge Public Infrastructure Dist., Special Assessment Bonds (Wakara Ridge Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	6,836	6,956
Wolf Creek Infrastructure Fncg. Dist. No. 1, Special Assessment Bonds (Wolf Creek Assessment Area No. 1), Series 2025, 5.75% 12/1/2044	11,507	11,865
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 1), Series 2024, 5.625% 12/1/2053 (a)	1,533	1,538
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 2), Series 2026, 5.875% 12/1/2055 (a)	1,250	1,263
		389,984
Vermont 0.30%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	5,470	5,220
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2045	9,295	8,057
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2017-A, 5.00% 5/1/2047	435	422
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028) (a)	2,135	2,156
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	4,855	4,943
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.50% 8/15/2046	890	609
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	890	601
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2026-A, 6.25% 11/1/2056	5,000	5,512
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2027	270	270
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 6/15/2029	185	185
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 6/15/2029	520	519
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 6/15/2030	150	150
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2030	975	1,012
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2031	85	85
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2031	970	1,012
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2032	70	70
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 6/15/2035	1,825	1,772
Student Assistance Corp., Education Loan Rev. Bonds, Series 2020-A, AMT, 3.375% 6/15/2036	535	492
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 4.75% 6/15/2036	2,030	2,004
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2037	545	545
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2038	640	627
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	2,740	2,500
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2039	640	622
Student Assistance Corp., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.375% 6/15/2040	240	233
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.50% 6/15/2040	600	557
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.125% 6/15/2040	595	577
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	2,440	2,277

297	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Vermont (continued)
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.25% 6/15/2041	USD540	$522
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 6/15/2046	1,220	1,059
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 6/15/2047	925	754
		45,364
Virgin Islands 0.44%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	900	914
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	8,340	8,550
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	14,525	15,095
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	6,265	6,593
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	23,765	24,405
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2039 (a)	4,665	4,510
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.125% 10/1/2042 (a)	1,270	1,205
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.25% 10/1/2042 (a)	2,050	2,034
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.375% 4/1/2052 (a)	2,235	2,176
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.50% 4/1/2052 (a)	1,145	1,094
		66,576
Virginia 1.71%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2034	1,165	1,192
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	1,095	1,060
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	245	240
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	1,485	1,376
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible CAB, Series 2012-B, 4.875% 7/15/2040	1,335	1,354
County of Chesterfield, Health Center Commission, Residential Care Fac. Rev. Ref. Bonds (Lucy Corr Village), Series 2026, 4.625% 7/1/2031	2,490	2,520
County of Chesterfield, Health Center Commission, Residential Care Fac. Rev. Ref. Bonds (Lucy Corr Village), Series 2026, 5.00% 7/1/2036	1,705	1,757
County of Chesterfield, Health Center Commission, Residential Care Fac. Rev. Ref. Bonds (Lucy Corr Village), Series 2026, 5.25% 7/1/2041	2,550	2,592
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Longwood University Student Housing Project), Series 2026-A-T, 8.50% 1/1/2037	1,810	1,777
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Longwood University Student Housing Project), Series 2026-B-T, 8.50% 1/1/2037	600	589
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Longwood University Student Housing Project), Series 2026-B, 6.50% 1/1/2056	1,075	1,088
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2028	485	493
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2029	720	738
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2030	1,515	1,547
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031	1,870	1,906
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	1,255	1,272
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	2,905	2,909
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	3,280	3,201

American Funds Tax-Exempt Income Funds	298

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	USD3,010	$2,870
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	3,555	3,283
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	12,200	11,081
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	14,250	12,608
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2026-A, 6.50% 1/1/2056	11,000	10,862
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	19,545	17,030
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2045 (a)	965	965
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2028	1,450	1,462
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2031	555	557
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2040	5,455	5,095
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2047	6,280	5,447
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	2,825	2,786
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2051	580	561
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	885	892
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2039	5,665	5,682
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2044	2,000	2,003
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2049	3,455	3,314
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2052	1,970	1,848
County of Henrico, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	16,395	16,412
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2048	535	551
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2053	1,670	1,699
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.75% 12/1/2053	760	824
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.875% 12/1/2058	2,565	2,786
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2041	1,640	1,441
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2047	3,970	3,252
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2035	1,805	1,755
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	2,990	2,750
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2050	8,390	6,809
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2016, 4.00% 1/1/2037	885	862
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	1,870	1,308
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2055	4,750	3,951
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046 (a)	8,225	7,935

299	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045 (a)	USD27,900	$27,480
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	365	365
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	100	100
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2019-C, 5.00% 8/1/2032	2,775	2,927
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2049	1,780	1,782
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052	5,335	5,276
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	3,620	3,621
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	3,110	3,110
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047	8,005	7,868
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	9,985	9,367
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	885	835
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	160	171
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	580	602
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.50% 12/1/2054	990	1,014
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2031	1,230	1,284
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2032	1,170	1,221
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	2,020	2,104
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	4,930	4,566
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 3.375% 1/1/2051	1,620	1,268
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	4,090	3,588
County of Stafford, Public School Auth., Special Obligation School Fin. Bonds, Series 2026, 5.00% 8/1/2044	1,000	1,082
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030	2,670	2,673
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 6.50% 9/1/2043	2,665	2,917
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2053	2,220	2,424
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2059	2,540	2,760
		258,697
Washington 1.65%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	1,335	1,213
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	880	886
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	880	877
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2021-B, AGI, 3.00% 7/1/2058	1,955	1,346
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	470	455
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058	1,780	1,142
Port of Everett Snohomish County, Rev. Ref. Bonds, Series 2026-A, AGI, 5.00% 12/1/2051	765	783
Port of Everett Snohomish County, Rev. Ref. Bonds, Series 2026-A, AGI, 5.25% 12/1/2055	625	650
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.50% 9/1/2055	3,090	3,228
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045	2,225	1,943
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2026-B, 5.00% 10/1/2030	1,230	1,309
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	3,335	3,336
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	1,780	1,780
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2020, 4.00% 9/1/2050	1,080	916

American Funds Tax-Exempt Income Funds	300

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	USD665	$669
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	1,775	1,787
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)	1,940	1,953
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	26,579	25,142
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.451% 4/20/2037 (c)	37,196	3,331
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	33,223	30,446
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 3.949% 11/20/2041 (c)	5,405	5,089
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.085% 3/1/2050 (c)	14,053	13,412
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Eliseo Project), Series 2021-A, 4.00% 1/1/2057 (a)	1,550	1,074
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2048	2,165	2,190
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028 (a)	500	505
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2031 (a)	1,000	1,007
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2033 (a)	1,055	1,060
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-A, 6.25% 1/1/2056	2,000	2,049
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-A, 6.25% 1/1/2061	8,495	8,667
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Presbyterian Retirement Communities Northwest Projects), Series 2016-A, 5.00% 1/1/2046 (a)	1,000	966
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Bayview Manor Project), Series 2024, 6.00% 7/1/2059 (a)	1,630	1,657
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Bonesta Project), Series 2026-A-1, 7.00% 5/1/2066	1,500	1,545
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	205	205
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.50% 1/1/2044 (a)	1,820	1,809
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.75% 1/1/2053 (a)	1,150	1,116
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.875% 1/1/2059 (a)	950	926
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056 (a)	16,420	14,415
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038 (a)	2,090	2,069
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043 (a)	3,790	3,590
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048 (a)	2,625	2,346
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 4.00% 7/1/2028 (a)	285	285
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2033 (a)	500	502
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2038 (a)	1,360	1,360
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2048 (a)	1,355	1,251
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 1/1/2055 (a)	10,020	8,828
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2036 (a)	365	357
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2046 (a)	1,295	1,196
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051 (a)	2,130	1,881

301	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2050 (a)	USD2,990	$2,632
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2056 (a)	2,005	1,707
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	580	572
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	635	621
Washington State Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.727% 12/20/2035 (c)(d)	82,335	2,824
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	1,800	1,815
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 1/1/2032 (a)	1,215	1,225
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 1/1/2038 (a)	9,660	9,744
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 1/1/2038 (a)	1,915	1,932
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	12,175	12,289
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2033 (a)	1,040	977
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2034 (a)	2,070	1,917
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2034 (a)	755	752
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2035 (a)	2,930	2,675
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043 (a)	5,390	4,390
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048 (a)	6,715	5,032
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048	6,225	4,483
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	13,305	8,538
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, AGI, 3.00% 7/1/2058	6,365	4,381
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	3,540	2,402
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058 (a)	1,300	1,058
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	3,080	2,955
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	2,225	2,227
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2042	445	459
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2030	890	891
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2031	1,780	1,782
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	890	893
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,335	1,339
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2031	1,335	1,339
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2032	1,335	1,339
		249,739
West Virginia 0.16%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2025, AMT, 4.625% 4/15/2055 (put 5/15/2032)	13,030	13,296
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2055 (put 3/27/2035) (a)	6,005	6,482
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2018-A, 5.00% 6/1/2052	1,675	1,675
City of Huntington, Tax Increment Rev. Bonds (Highlawn Redev. Dist. No. 3 Project), Series 2025-A, 5.625% 6/1/2052	2,535	2,473
		23,926

American Funds Tax-Exempt Income Funds	302

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin 4.84%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2034	USD5,000	$5,008
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2026, 5.375% 6/1/2050	970	968
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2026, 5.50% 6/1/2055	625	624
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2026, 5.50% 6/1/2061	2,725	2,698
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-A, 6.25% 11/15/2055	4,090	4,087
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-A, 6.375% 11/15/2060	2,930	2,932
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/1/2035	2,260	2,304
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.625% 7/1/2045	10,650	10,814
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.875% 7/1/2055	3,965	3,971
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 6.00% 7/1/2060	12,160	12,217
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 4.25% 8/1/2034	445	441
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 8/1/2049	5,325	5,101
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	195	202
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.00% 10/1/2044	265	282
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.125% 10/1/2059	2,215	2,292
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc. Obligated Group), Series 2017-A, 5.00% 4/1/2048	350	351
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc.), Series 2024-A, 5.00% 4/1/2045	2,250	2,301
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	670	588
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2041	690	544
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2051	3,005	2,070
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2056	880	579
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	2,845	2,793
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 4.00% 2/15/2050	720	621
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	1,425	1,439
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	430	422
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054	1,510	1,634
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055	1,580	1,688
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2026-A, 5.75% 9/1/2056	980	1,058
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.477% 12/5/2040 (c)	1,459	1,405
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.147% 1/20/2041 (c)	12,744	11,684
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-2, 4.147% 1/20/2041 (c)	3,992	3,611
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.50% 7/1/2037	1,080	1,116
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 7/1/2042	405	405
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 7/15/2029 (a)	270	266
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2039 (a)	1,225	1,167
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2049 (a)	2,985	2,678
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2054 (a)	1,410	1,223
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037 (a)	2,200	2,169
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 7/15/2047 (a)	8,055	7,609

303	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 7/15/2052 (a)	USD1,780	$1,636
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2041 (a)	790	701
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2051 (a)	1,765	1,454
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2056 (a)	1,225	978
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2036 (a)	700	628
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2039 (a)	710	662
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2050 (a)	2,175	1,864
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051 (a)	2,075	1,509
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 5.875% 6/1/2052 (a)	1,315	1,255
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061 (a)	2,030	1,382
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 6.00% 6/1/2062 (a)	1,390	1,336
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 4.75% 7/1/2045 (a)	1,505	1,369
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2055 (a)	1,470	1,310
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 5.75% 6/1/2045 (a)	560	559
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 6.00% 6/1/2055 (a)	840	820
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 6.00% 6/1/2060 (a)	800	774
Public Fin. Auth., Conference Center and Hotel Rev. First Tier Bonds (Lombard Public Facs. Corp. Project), Series 2025, 6.00% 1/1/2045 (a)	963	939
Public Fin. Auth., Education Rev. Bonds, Series 2026-A, 5.00% 7/15/2036 (a)	580	589
Public Fin. Auth., Education Rev. Bonds, Series 2026-A, 5.00% 7/15/2046 (a)	485	466
Public Fin. Auth., Education Rev. Bonds, Series 2026-A, 5.50% 7/15/2056 (a)	1,005	965
Public Fin. Auth., Education Rev. Bonds, Series 2026-A, 5.50% 7/15/2061 (a)	600	566
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2040 (a)	1,350	1,015
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2050 (a)	2,645	1,692
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2056 (a)	2,165	1,297
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2054 (a)	7,510	5,831
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2059 (a)	11,120	8,420
Public Fin. Auth., Education Rev. Bonds (Coral Academy of Science Las Vegas), Series 2021-A, 4.00% 7/1/2041	1,920	1,682
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2044 (a)	575	550
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 4.00% 6/15/2029 (a)	340	337
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2039 (a)	880	854
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2049 (a)	915	841
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2054 (a)	1,425	1,270
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2041 (a)	3,545	3,304
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2051 (a)	3,365	2,929
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2056 (a)	3,840	3,229
Public Fin. Auth., Education Rev. Bonds (Triad Math & Science Academy), Series 2025, 5.25% 6/15/2065	2,515	2,265
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.25% 7/15/2044 (a)	545	495
Public Fin. Auth., Educational Fac. Rev. Bonds (Cornerstone Charter Academy Project), Series 2026, 5.00% 2/1/2041 (a)	850	844
Public Fin. Auth., Educational Fac. Rev. Bonds (Cornerstone Charter Academy Project), Series 2026, 5.30% 2/1/2046 (a)	400	392
Public Fin. Auth., Educational Fac. Rev. Bonds (Cornerstone Charter Academy Project), Series 2026, 5.75% 2/1/2066 (a)	700	679
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031	2,030	1,940
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 7/1/2041	7,865	7,311
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2035 (a)	2,950	2,952
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2045 (a)	7,015	6,507
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039 (a)	55	55

American Funds Tax-Exempt Income Funds	304

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044 (a)	USD230	$231
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054 (a)	575	563
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 6.00% 6/15/2064 (a)	1,030	1,001
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052	10,010	9,329
Public Fin. Auth., Educational Facs. Rev. Ref. Bonds (Queens University of Charlotte), Series 2022-A, 5.25% 3/1/2047	1,210	1,229
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 8/1/2035	9,275	8,851
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	4,560	3,599
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	10,040	7,519
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	13,990	9,935
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2031 (a)	585	571
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2041 (a)	3,190	2,788
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, AGI, 3.00% 6/1/2045	5,545	4,316
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 4.00% 10/1/2049	370	314
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.625% 2/1/2046 (a)	5,050	5,155
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.75% 2/1/2052 (a)	2,405	2,429
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 6.00% 2/1/2062 (a)	2,225	2,261
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	13,638	13,388
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Legacy Hills Project), Series 2025, 6.00% 11/15/2045 (a)	12,910	12,812
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Heritage Bend Project), CAB, Series 2025, 0% 12/15/2042 (a)	21,265	6,723
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	7,735	7,673
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Sterling Traditions Project), CAB, Series 2025, 0% 12/15/2041 (a)	61,725	22,846
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	13,983	8,278
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027 (a)	7,339	7,339
Public Fin. Auth., Infrastructure Program Rev. Bonds (Hartland Ranch Project), Series 2023, 6.25% 11/15/2029	1,328	1,328
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 12/1/2050 (a)	100	78
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	1,050	1,060
Public Fin. Auth., Municipal Certs. (Systima), Series 2026-1, Class A-1, 5.40% 6/20/2044	1,624	1,673
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1-B, 5.386% 7/1/2062 (a)(c)	55,350	45,110
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	8,271	8,500
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.625% 7/1/2055	2,340	2,419
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	3,325	3,352
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	1,330	1,323
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	1,195	1,182
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	2,340	2,381
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2039 (a)	690	694
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2049 (a)	2,470	2,321
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2054 (a)	2,415	2,214
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2041	895	860

305	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2046	USD940	$854
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	3,470	2,971
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2029 (a)	1,230	1,239
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2039 (a)	1,980	1,998
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2049 (a)	5,505	5,313
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054 (a)	3,165	3,004
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	2,240	1,827
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	9,020	7,152
Public Fin. Auth., Rev. Bonds (Absolute Awakenings), Series 2025, 7.25% 1/1/2061 (a)	2,225	2,343
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 9.00% 11/1/2028 (a)	1,225	1,281
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 10.00% 11/1/2038 (a)	19,640	21,664
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	4,450	3,160
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM, 3.00% 7/1/2050	3,590	2,609
Public Fin. Auth., Rev. Bonds (Forgewell Collective), Series 2026-A, 8.375% 7/1/2034	1,125	1,161
Public Fin. Auth., Rev. Bonds (Forgewell Collective), Series 2026-A, 9.00% 7/1/2040	4,450	4,609
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.50% 12/1/2044 (a)	4,245	4,285
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2045 (a)	2,810	2,935
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2050 (a)	1,880	1,913
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.75% 12/1/2054 (a)	4,360	4,280
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2026, 6.00% 12/1/2055 (a)	8,000	8,063
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2061	1,595	1,607
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 10/15/2031 (a)	245	234
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2041 (a)	510	472
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2051 (a)	1,130	969
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056 (a)	1,630	1,362
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2049	6,230	6,423
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2054	7,855	8,076
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2030 (a)	305	310
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (a)	5,285	5,213
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (preref. 4/1/2030) (a)	355	378
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050 (a)	1,900	1,743
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050 (preref. 4/1/2030) (a)	100	106
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	1,195	1,005
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055 (a)	7,530	6,360
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029 (a)	280	276
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039 (a)	660	630
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2049 (a)	1,045	926
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 9/30/2051	12,130	10,123
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 3/31/2056	12,465	10,064
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	5,105	5,077
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032 (a)	890	864
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (a)	2,560	2,234
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (preref. 4/1/2032) (a)	100	104
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2052 (preref. 4/1/2032) (a)	1,440	1,120
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2046	9,990	9,982
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 5/15/2052 (a)	585	562
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	6,220	6,353
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,550	1,308
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2052	1,775	1,392
Public Fin. Auth., Senior Rev. Bonds (Proton International Arkansas, LLC), Series 2021-A, 6.85% 1/1/2051 (a)(b)	5,000	2,500
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	2,025	2,046
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	2,295	2,306

American Funds Tax-Exempt Income Funds	306

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Special Fac. Rev. Bonds (General Aviation Facs. Project), Series 2024-B, AMT, 7.00% 9/1/2054 (a)	USD8,570	$9,007
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030 (a)	240	246
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.75% 9/1/2035 (a)	975	1,005
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 6.25% 9/1/2046 (a)	2,520	2,573
Public Fin. Auth., Special Fac. Rev. Ref. Bonds (Million Air Two LLC General Aviation Facs. Project), Series 2026-A, AMT, 5.00% 6/1/2031 (a)	1,090	1,111
Public Fin. Auth., Special Fac. Rev. Ref. Bonds (Million Air Two LLC General Aviation Facs. Project), Series 2026-A, AMT, 5.00% 6/1/2036 (a)	2,730	2,732
Public Fin. Auth., Special Fac. Rev. Ref. Bonds (Million Air Two LLC General Aviation Facs. Project), Series 2026-A, AMT, 5.00% 6/1/2041 (a)	2,335	2,263
Public Fin. Auth., Special Fac. Rev. Ref. Bonds (Million Air Two LLC General Aviation Facs. Project), Series 2026-A, AMT, 5.375% 6/1/2046 (a)	5,420	5,378
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital III, LLC Aviation Facs. Project), Series 2026, AMT, 6.00% 7/1/2060 (put 1/1/2031) (a)	19,225	19,659
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital, LLC Aviation Facs. Project), Series 2021, AMT, 4.25% 7/1/2054	19,185	16,046
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	2,371	2,390
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	5,862	5,829
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 7/1/2030	2,505	2,506
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 7/1/2035	890	890
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	1,785	1,709
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.50% 7/1/2043 (a)	960	940
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053 (a)	4,000	3,817
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2063 (a)	10,045	9,386
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2034	2,155	2,193
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2039	1,820	1,828
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2039	1,420	1,427
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2044	1,200	1,185
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2041 (a)	675	519
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2051 (a)	5,630	3,805
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061 (a)	5,775	3,651
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 6/30/2060	12,530	12,967
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 6/30/2060	12,640	13,842
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 12/31/2065	19,630	20,272
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 12/31/2065	10,815	11,844
		731,266
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	420	450
Total bonds, notes & other debt instruments (cost: $14,258,733,000)		13,946,798

307	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Rights & warrants 0.02%	Shares	Value (000)
Municipals 0.02%
BL Train Holdings West, LLC, warrants, expire 4/30/2036 (l)	244,140	$488
BL Train Holdings West, LLC warrants, expire 4/30/2036 (l)	1,130,989	2,262
Total rights & warrants (cost: $2,262,000)		2,750
Common stocks 0.00%
Industrials 0.00%
AM BidCo Holdings, LLC (h)(l)(m)	1,635	— (g)
Total common stocks (cost: $0)		— (g)
Short-term securities 6.59%	Principal amount (000)
Municipals 6.59%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.37% 12/15/2028 (a)(c)	USD7,770	7,770
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 2.95% 12/1/2033 (c)	17,395	17,395
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 2.95% 12/1/2033 (c)	4,500	4,500
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 2.95% 12/1/2029 (c)	16,930	16,930
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.95% 2/1/2048 (c)	1,200	1,200
State of Arkansas, Dev. Fin. Auth., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities/Mortgage Loans Program), Series 2026-B, 2.875% 7/1/2057 (put 5/15/2027) (n)	1,075	1,073
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (a)(n)	23,000	22,995
State of California, Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (Brightline West Passenger Rail Project), Series 2025-B, AMT, 12.00% 1/1/2065 (put 11/2/2026) (a)(n)	36,805	23,555
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	15,000	15,318
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 2.875% 10/1/2045 (put 9/1/2026) (n)	3,700	3,699
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-A, AMT, 2.85% 11/1/2046 (put 9/1/2026) (n)	1,695	1,694
State of District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 2.18% 10/1/2050 (c)	2,245	2,245
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.00% 10/1/2047 (c)	16,400	16,400
State of Florida, Miami Dade County School Dist., Tax Anticipation Notes, Series 2026, 4.00% 1/7/2027	12,000	12,066
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.95% 7/1/2051 (c)	12,605	12,605
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 2.65% 12/1/2046 (put 11/2/2026) (n)	7,985	7,985
State of Idaho, Tax Anticipation Notes, Series 2026, 4.00% 6/30/2027	11,000	11,129
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.95% 8/1/2044 (c)	21,455	21,455
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.00% 8/1/2044 (c)	1,800	1,800
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 2.10% 12/1/2039 (c)	17,065	17,065
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-D-3, 2.45% 11/15/2054 (c)	21,000	21,000
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 2.95% 12/1/2040 (c)	13,900	13,900
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-D, 2.06% 5/15/2053 (c)	26,605	26,605
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-C, 2.95% 5/15/2053 (c)	3,600	3,600

American Funds Tax-Exempt Income Funds	308

American High-Income Municipal Bond Fund® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.95% 11/1/2037 (c)	USD15,165	$15,165
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 2.40% 12/1/2034 (put 9/1/2026) (n)	11,000	11,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.90% 4/1/2042 (c)	8,265	8,265
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, Series 2026-B, 2.60% 11/17/2026	5,500	5,499
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, General Rev. Bonds, Series 2009-B, 2.48% 8/18/2026	12,000	11,999
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 1.80% 11/15/2038 (c)	25,200	25,200
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 1.85% 11/15/2047 (c)	17,300	17,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-A, 2.95% 12/1/2030 (c)	3,135	3,135
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 2.95% 12/1/2030 (c)	19,050	19,050
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 2.95% 11/1/2035 (c)	12,600	12,600
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-F, 2.95% 11/1/2035 (c)	6,450	6,450
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-L, 3.05% 11/1/2035 (c)	13,140	13,140
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-D, 3.05% 11/1/2035 (c)	12,915	12,915
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 2.95% 2/15/2033 (c)	4,285	4,285
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.05% 3/1/2040 (c)	17,400	17,400
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.90% 6/1/2041 (c)	24,545	24,545
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 3.25% 8/1/2038 (put 7/1/2027) (n)	1,000	999
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 2.17% 7/1/2032 (c)	615	615
State of New York, Dormitory Auth., Rev. IAM Commercial Paper (Cornell University), Series 2026, 2.50% 8/18/2026	6,000	6,000
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-1, 2.95% 11/1/2031 (c)	5,160	5,160
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, 2.95% 11/15/2050 (c)	11,280	11,280
State of New York, New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 2.95% 4/1/2036 (c)	14,030	14,030
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 2.25% 3/1/2039 (c)	22,365	22,365
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 2.95% 3/1/2042 (c)	26,300	26,300
State of New York, New York City GO Bonds, Fiscal 2026, Series 2026-H-2, 3.05% 2/1/2056 (c)	27,000	27,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 3.05% 6/15/2050 (c)	26,435	26,435
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 2.95% 6/15/2044 (c)	24,110	24,110
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 2.95% 6/15/2049 (c)	30,700	30,700
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 2.95% 6/15/2048 (c)	13,620	13,620
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 3.05% 2/1/2045 (c)	6,000	6,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 2.95% 2/1/2045 (c)	27,800	27,800
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 2.95% 8/1/2041 (c)	19,000	19,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 3.05% 8/1/2042 (c)	24,100	24,100

309	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-3, 2.95% 11/1/2054 (c)	USD47,550	$47,550
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.05% 1/1/2032 (c)	5,685	5,685
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.95% 1/1/2035 (c)	21,800	21,800
State of North Carolina, County of Cumberland, Industrial Facs. and Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Project Aero), Series 2024, AMT, 3.125% 12/1/2027 (put 12/1/2026) (n)	7,000	6,995
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 2026, 2.50% 9/28/2026	20,000	19,995
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.95% 1/1/2039 (c)	9,800	9,800
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 3.00% 7/1/2034 (c)	345	345
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 3.05% 11/1/2041 (c)	6,500	6,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 2.19% 5/15/2034 (c)	4,500	4,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.19% 5/15/2034 (c)	17,500	17,500
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 2.95% 11/1/2029 (c)	9,175	9,175
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 2.95% 11/1/2038 (c)	7,300	7,300
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 2.95% 11/1/2051 (c)	6,000	6,000
State of Texas, Board of Regents of the University of Texas System, Rev. IAM Commercial Paper, Series 2026, 2.50% 10/15/2026	10,000	9,998
State of Texas, Veterans Bonds, Series 2019, 2.35% 6/1/2050 (c)	5,785	5,785
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.00% 2/15/2038 (c)	27,200	27,200
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.95% 10/1/2044 (c)	13,500	13,500
		997,074
Total short-term securities (cost: $1,008,243,000)		997,074
Total investment securities 98.88% (cost: $15,269,238,000)		14,946,622
Other assets less liabilities 1.12%		168,717
Net assets 100.00%		$15,115,339
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	2,347	10/5/2026	USD482,565	$(1,261)
5 Year U.S. Treasury Note Futures	Long	2,005	10/5/2026	212,483	(1,503)
10 Year U.S. Treasury Note Futures	Short	331	9/30/2026	(35,748)	491
10 Year Ultra U.S. Treasury Note Futures	Short	600	9/30/2026	(65,822)	579
20 Year U.S. Treasury Bond Futures	Long	300	9/30/2026	32,494	(599)
30 Year Ultra U.S. Treasury Bond Futures	Long	240	9/30/2026	26,325	(852)
					$(3,145)

American Funds Tax-Exempt Income Funds	310

American High-Income Municipal Bond Fund® (continued)
Investments in affiliates (m)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Industrials 0.00%
AM BidCo Holdings, LLC (h)(l)	$— (g)	$—	$—	$—	$— (g)	$— (g)	$—
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$18,630	$17,919	0.12%
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039 (a)	6/14/2024	11,930	11,761	0.07
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 7/28/2030 (h)(i)	8/25/2025	1,106	1,106	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK or 6.00% Cash 11/3/2030 (h)(i)	12/1/2025-12/17/2025	1,091	1,091	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/21/2027 (h)(i)	12/1/2022-12/27/2022	919	919	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 9/8/2030 (h)(i)	11/6/2025-12/17/2025	869	869	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/6/2028 (h)(i)	12/1/2023-1/25/2024	862	862	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/21/2029 (h)(i)	12/2/2024	710	710	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 6/30/2030 (h)(i)	7/25/2025	671	671	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 11/18/2029 (h)(i)	12/2/2024-3/12/2025	536	536	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2023, 6.00% PIK 7/31/2028 (h)(i)	8/28/2023	492	492	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 1/27/2030 (h)(i)	3/12/2025	462	462	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 4/21/2030 (h)(i)	5/12/2025	454	454	— (o)

311	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Restricted securities (j) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/24/2027 (h)(i)	11/21/2022	$444	$444	— %(o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 5/8/2028 (h)(i)	5/25/2023	439	439	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 10/6/2030 (h)(i)	11/10/2025	368	368	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/15/2029 (h)(i)	8/29/2024	235	236	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 2/10/2030 (h)(i)	3/12/2025	178	178	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/11/2028 (h)(i)	10/30/2023	163	163	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/28/2028 (h)(i)	10/30/2023	138	138	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 4/10/2028 (h)(i)	5/25/2023	46	46	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/30/2028 (h)(i)	5/25/2023	31	31	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/4/2028 (h)(i)	1/25/2024	26	26	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/3/2029 (h)(i)	8/29/2024	22	22	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/1/2029 (h)(i)	8/29/2024	10	10	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/23/2029 (h)(i)	12/2/2024	4	4	— (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 12/2/2029 (h)(i)	3/12/2025	3	3	— (o)
Total		$40,839	$39,960	0.26%

American Funds Tax-Exempt Income Funds	312

American High-Income Municipal Bond Fund® (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,694,923,000, which represented 24.44% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Step bond; coupon rate may change at a later date.
(f)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(g)	Amount less than one thousand.
(h)	Value determined using significant unobservable inputs.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(k)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(l)	Non-income producing.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	For short-term securities, the mandatory put date is considered to be the maturity date.
(o)	Amount less than 0.01%.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities

FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
IAM = Interest at Maturity
LOC = Letter of credit
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
PIK = Payment In Kind
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

313	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 93.69%	Principal amount (000)	Value (000)
California 91.18%
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-A, 5.75% 9/1/2047	USD870	$911
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2047	965	1,010
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053	2,245	2,323
City of Adelanto, Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, AGI, 5.00% 7/1/2039	2,000	2,023
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (a)	2,635	1,538
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (a)	9,190	5,315
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2024-A, AGI, 0% 10/1/2053	6,500	1,765
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (a)	7,470	4,352
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2042	1,000	1,000
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	500	500
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 3.25% 1/1/2033	100	97
Alvord Unified School Dist., GO Bonds, 2022 Election, Series 2022-A, BAM, 5.00% 8/1/2052	1,075	1,110
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	715	723
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	750	756
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2057	1,250	1,253
Anaheim Union High School Dist., GO Bonds, 2014 Election, Series 2019, 3.00% 8/1/2038	1,000	905
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2020, AGI, 3.00% 8/1/2050	10,000	7,411
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2036	1,000	652
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2037	1,150	707
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2042	4,515	2,056
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	455	465
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	600	610
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	655	665
Banning Unified School Dist., GO Rev. Bonds, Series 2017-A, AGI, 5.00% 8/1/2035	955	971
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2026-F-1, 5.00% 4/1/2037	5,895	6,826
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2026-F-1, 5.00% 4/1/2038	2,000	2,315
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2025-F, 5.00% 4/1/2053	1,300	1,358
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2041	1,500	1,661
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2042	1,000	1,102
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2043	4,000	4,370
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2026-SSL-1, 5.00% 4/1/2044	4,390	4,789
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	878
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,250	1,044
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	900	908

American Funds Tax-Exempt Income Funds	314

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	USD400	$401
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,005
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049	1,000	1,002
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	1,605	1,622
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	565	571
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,000	1,005
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2044	3,585	3,788
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049	4,405	4,561
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2026-B, AMT, AGI, 5.50% 7/1/2051	3,925	4,160
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2026-B, AMT, AGI, 5.50% 7/1/2055	2,085	2,197
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2027	600	610
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2028	500	518
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	3,440	3,423
Trustees of the California State University, Systemwide Rev. Bonds, Series 2026-B-3, 3.15% 11/1/2051 (put 11/1/2032)	6,000	5,945
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, 4.00% 8/1/2026	275	275
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2027	300	304
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2028	250	256
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2029	250	258
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2030	275	285
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2031	375	387
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2031	300	309
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2032	525	539
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2034	1,000	1,022
Centinela Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-C, AGI, 4.00% 8/1/2033	2,500	2,500
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	12,600	13,184
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	12,540	13,102
Chabot-Las Positas Community College Dist., GO Rev. Ref. Bonds, Series 2017-A, 4.00% 8/1/2042	1,500	1,449
Chaffey Community College Dist., GO Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043 (preref. 6/1/2028)	2,000	2,056
Chaffey Joint Union High School Dist., GO Bonds, 2012 Election, Series 2019, 3.00% 8/1/2039	500	439
Chaffey Joint Union High School Dist., GO Bonds, CAB, 2012 Election, Series 2019-D, 0% 8/1/2027	895	870
Chaffey Joint Union High School Dist., GO Bonds, CAB, 2012 Election, Series 2015-B, 0% 8/1/2032	535	412
Chino Valley Unified School Dist., GO Bonds, 2016 Election, Series 2022-C, 4.00% 8/1/2055	3,605	3,265
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2032	385	313
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2033	430	335
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,000	1,868
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,515	1,373

315	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	USD1,740	$1,483
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2033	260	261
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	280	280
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	290	288
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2037	300	295
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2038	315	307
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	325	312
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2026	210	210
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2027	220	222
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2028	230	233
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	900	901
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	955	923
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2051	1,145	989
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	380	352
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	500	448
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,020	869
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 10/1/2029	890	893
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 10/1/2030	920	923
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 10/1/2034	1,180	1,184
Clovis Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006-B, NATL, 0% 8/1/2030	2,300	2,039
CMFA Special Fin. Agcy., Essential Housing Rev. Bonds (The Mix At CTR City), Series 2021-A-2, 4.00% 4/1/2056 (b)	1,350	1,025
Coachella Valley Unified School Dist., GO Bonds, 2005 Election, Series 2016-E, AGI, 4.00% 8/1/2045	6,555	6,278
Coast Community College Dist., GO Bonds, 2012 Election, Series 2019-F, 3.00% 8/1/2038	2,500	2,232
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2042	3,070	1,525
College of the Sequoias Community College Dist., GO Bonds (Visalia Area Improvement Dist. No. 2), 2022 Election, Series 2024-A, 5.00% 8/1/2054	7,630	7,853
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2035	650	469
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2037	500	328
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-D, 5.00% 2/1/2031	5,000	5,240
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-G, 5.00% 10/1/2034	12,000	12,697
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-E, 5.00% 7/1/2035	4,420	4,779
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	17,135	18,291
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-C, 5.25% 2/1/2036	1,475	1,571
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-B, 5.00% 3/1/2036	7,575	7,780
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-F, 5.00% 6/1/2036	24,325	25,915

American Funds Tax-Exempt Income Funds	316

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	USD20,145	$20,140
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2052 (put 12/1/2027)	3,185	3,208
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	8,305	8,653
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	29,000	30,274
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	8,965	9,362
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	18,685	19,078
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	6,000	6,399
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	9,060	9,489
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	21,785	22,779
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	16,030	16,481
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-D, 5.00% 10/1/2055 (put 7/1/2034)	1,970	1,993
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	9,750	9,946
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	39,245	40,429
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	135	143
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	8,085	8,168
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	10,895	11,382
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	3,280	3,441
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	13,720	14,490
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (b)	700	595
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 8/1/2056 (b)	1,005	673
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (b)	5,600	4,334
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (b)	9,700	7,710
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-1, 3.00% 2/1/2057 (b)	500	340
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050 (b)	2,300	1,695
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051 (b)	2,000	888
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049 (b)	1,000	916
Compton Community College Dist., GO Rev. Ref. Bonds, Series 2018-A, BAM, 5.00% 8/1/2038 (preref. 8/1/2026)	2,075	2,075
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 4.00% 8/1/2041	1,870	1,846
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 4.00% 8/1/2042	1,000	981
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 4.00% 8/1/2043	1,275	1,244
Compton Unified School Dist., GO Bonds, 2015 Election, Series 2019-B, BAM, 3.00% 6/1/2049	4,900	3,619
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2035	1,000	696
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2038	1,250	741

317	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2039	USD3,900	$2,179
Contra Costa Community College Dist., GO Bonds, 2014 Election, Series 2020-C, 3.00% 8/1/2036	1,775	1,643
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034	800	809
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2040	350	331
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2045	700	636
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2050	1,450	1,247
Corona-Norco Unified School Dist., GO Bonds, 2014 Election, Series 2019-C, 4.00% 8/1/2049	2,500	2,278
Cotati-Rohnert Park Unified School Dist., GO Bonds, 2014 Election, Series 2018-E, BAM, 4.00% 8/1/2043	2,000	1,948
CSCDA Community Improvement Auth., Essential Housing Rev. Bonds, Series 2021-A, 4.00% 9/1/2056 (b)	500	380
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (b)	1,215	871
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (b)	4,500	3,302
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057 (b)	500	348
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (b)	2,500	2,040
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047 (b)	250	215
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (b)	2,070	1,511
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (b)	2,750	2,108
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059 (b)	2,000	1,064
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (b)	1,000	836
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-2, 3.25% 7/1/2056 (b)	1,225	830
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (b)	8,355	7,233
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (b)	2,315	1,551
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (b)	1,360	1,219
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (b)	3,750	2,579
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (b)	4,400	3,288
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056 (b)	260	195
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (b)	3,300	2,270
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (b)	1,650	1,410
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (b)	12,365	10,008
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (b)	1,200	851
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (b)	5,965	3,549
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (b)	2,715	2,039
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-B, 4.00% 12/1/2059 (b)	1,970	1,032
Davis Joint Unified School Dist., GO Bonds, 2018 Election, Series 2020, BAM, 3.00% 8/1/2034	1,925	1,824

American Funds Tax-Exempt Income Funds	318

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2030	USD225	$227
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2031	265	267
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2032	275	277
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2033	265	266
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Rev. Ref. Bonds, Series 2019, 4.00% 9/1/2037	1,000	980
City of Dixon, Community Facs. Dist. No. 2019-1 (Homestead), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,715	2,290
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027	335	337
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029	200	202
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031	130	131
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	920	818
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,240	1,878
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.125% 9/1/2043	1,265	1,298
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.375% 9/1/2051	1,250	1,275
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2019, 5.00% 9/1/2045	850	855
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,550	1,310
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	85	85
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	85	86
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	90	91
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2037	110	81
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2038	120	86
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2039	125	88
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2040	100	68
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	525	438
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,075	1,004
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	770	683
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,030	864
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,135	1,147
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	505	505
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2054	1,300	1,292
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2033	1,515	1,549
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2034	760	775

319	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2035	USD1,550	$1,576
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2036	1,000	1,014
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2038	1,140	1,151
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	6,425	5,861
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044	520	519
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.50% 10/1/2053	5,815	5,647
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2044	1,500	1,502
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2052	4,210	4,058
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2028	740	769
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2029	700	739
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2030	900	962
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2031	700	756
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2032	290	316
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2033	380	418
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2034	1,125	1,246
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2035	1,000	1,113
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2036	3,375	3,763
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2037	1,000	1,113
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2038	1,375	1,518
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2039	1,000	1,099
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), CAB, Series 2001-A, NATL, 0% 10/1/2033	2,000	1,545
El Camino Hospital Dist., GO Bonds, CAB, Series 2006, NATL, 0% 8/1/2031	2,000	1,699
El Monte City School Dist., GO Bonds, 2024 Election, Series 2026-A, AGI, 4.125% 8/1/2055	2,000	1,842
El Monte City School Dist., GO Rev. Ref. Bonds, Series 2026-A, AGI, 5.00% 8/1/2046	500	539
El Rancho Unified School Dist., GO Bonds Anticipation Notes, CAB, Series 2023-D, 0% 8/1/2028	3,000	2,826
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.75% 8/1/2048	850	932
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 9/1/2032	2,500	2,470
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2033	945	946
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2035	1,150	1,151
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2036	440	431
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2039	1,055	1,083
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2041	1,000	915
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2044	1,195	1,218
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	1,280	1,130
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2050	1,000	844
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2051	1,785	1,494
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2051	2,000	2,001
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2040 (b)	500	500
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2050 (b)	700	661
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2055 (b)	920	850
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2044 (b)	750	743

American Funds Tax-Exempt Income Funds	320

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2054 (b)	USD700	$659
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2064 (b)	1,350	1,244
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2027 (b)	550	549
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042 (b)	3,665	3,228
Enterprise Dev. Auth., Rev. Bonds (Milken Community School Project), Series 2026-A, 5.00% 7/1/2033	3,990	4,357
Enterprise Dev. Auth., Rev. Bonds (Sage Hill School Project), Series 2024, 4.00% 12/1/2050	6,480	5,662
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 4.00% 6/1/2036	1,100	1,081
Enterprise Dev. Auth., Rev. Bonds (The Mirman School for Gifted Children Project), Series 2026, 5.00% 6/1/2036	695	726
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,000	1,015
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2027	5,385	5,235
Etiwanda School Dist., GO Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2045	1,450	1,391
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2032	1,315	1,070
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2036	2,430	1,667
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2037	1,575	1,029
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2046	2,000	2,007
Fairfield-Suisun Unified School Dist., GO Bonds, 2016 Election, Series 2018, 4.00% 8/1/2041	5,760	5,760
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	465	419
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2050	500	431
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 1, Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2040	1,245	1,156
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 4.25% 9/1/2037	670	675
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 4.50% 9/1/2042	1,305	1,283
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 5.00% 9/1/2052	2,500	2,500
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2039	880	909
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2044	1,055	1,074
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2049	1,800	1,808
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2054	2,175	2,168
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, GO Bonds, CAB, 2002 Election, Series 2004-B, NATL, 0% 10/1/2026	1,000	996
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, GO Bonds, 2007 Election, Series 2019-D, AGI, 4.00% 10/1/2040	8,715	8,734
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 4, GO Bonds, CAB, 2006 Election, Series 2006-A, NATL, 0% 10/1/2031	1,865	1,582
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2032	260	275
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,355	1,401
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,295	1,315
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,350	1,354
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,690	1,682

321	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2030	USD2,080	$2,082
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2034	1,255	1,281
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2036	2,000	1,979
City of Fontana, Community Facs. Dist. No. 85 (The Meadows), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	550	539
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2029	130	132
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	100	100
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	700	633
City of Fontana, Community Facs. Dist. No. 87 (El Paseo), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	500	467
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,050	983
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	411
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	525	454
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2026	175	175
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2027	185	189
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2028	195	202
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	200	209
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,000	1,001
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.50% 9/1/2042	1,000	980
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 1/15/2046	6,045	5,583
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-2, 3.50% 1/15/2053	3,120	2,461
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 1/15/2053	3,500	3,043
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, CAB, Series 2015-A, AGI, 0% 1/15/2035	2,000	1,455
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class ACA, 2.046% 6/25/2038 (b)	932	779
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	2,220	2,222
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,004
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,550	1,550
Fresno Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2055	2,000	1,395
Fresno Unified School Dist., GO Bonds, 2020 Election, Series 2022-B, 4.00% 8/1/2055	2,280	2,053
Fresno Unified School Dist., GO Rev. Ref. Bonds, Series 2016-A, 4.00% 8/1/2034	3,000	3,000
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM, 5.00% 10/1/2029	1,500	1,521
Gilroy Public Facs. Fncg. Auth., Wastewater Rev. Bonds, Series 2021-A, 3.00% 8/1/2051	2,000	1,448
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2036	3,000	2,056
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 2/1/2045	2,000	884
GO Bonds, Series 2020, 5.00% 3/1/2030	1,000	1,077
GO Bonds, Series 2023, 5.00% 10/1/2035	2,255	2,493
GO Bonds, Series 2021, 3.00% 12/1/2046	4,085	3,215
GO Bonds, Series 2020, 3.00% 11/1/2050	1,000	759

American Funds Tax-Exempt Income Funds	322

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
GO Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2031	USD1,000	$1,100
GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2035	3,000	3,357
GO Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2036	2,005	2,204
GO Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040	1,000	866
GO Rev. Ref. Bonds, Series 2023, 4.00% 9/1/2043	2,000	1,972
GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2043	2,950	3,174
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	2,730	2,675
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	150	154
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	160	164
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,125	1,132
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,430	1,431
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	1,135	1,139
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	725	723
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	615	597
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	790	754
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2026	135	135
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2027	140	141
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2028	145	146
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2029	150	152
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2030	155	156
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2032	170	169
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2046	470	420
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2051	650	549
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2056	1,000	826
Grossmont Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2008, 0% 8/1/2032	7,000	5,734
Hartnell Community College Dist., GO Bonds, 2016 Election, Series 2017-A, 4.00% 8/1/2047	4,555	4,219
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (b)	1,745	1,584
Hayward Unified School Dist., GO Bonds, 2019 Election, Series 2019-A, BAM, 4.00% 8/1/2048	2,000	1,826
Hayward Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, AGI, 5.25% 8/1/2050	1,500	1,580
Hayward Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2010-A, AGI, 0% 8/1/2034	1,120	847
Hayward Unified School Dist., GO Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM, 5.00% 8/1/2040	790	812
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.00% 12/1/2028	1,000	1,040
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 3/1/2033	710	710
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2016-A, 3.00% 3/1/2039	275	227
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	7,150	5,181
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2042	565	537
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2047	5,160	4,847

323	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2025-A, 3.91% 11/15/2051 (put 12/22/2027) (c)	USD1,465	$1,467
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049	970	864
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049 (preref. 4/1/2030)	30	31
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.25% 12/1/2049	300	315
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2042	2,500	2,514
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2047	4,695	4,723
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	785	785
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2028	125	130
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2030	115	122
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2032	270	290
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2043	490	502
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2048	550	563
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2053	710	718
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2058	1,100	1,110
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 11/1/2047	3,000	3,247
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	5,325	5,063
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, BAM, 3.00% 6/1/2047	3,325	2,599
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 10/1/2034	500	500
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2024-A, 5.00% 11/15/2044	2,000	2,126
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2035	1,000	1,005
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2046	1,535	1,537
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 3.00% 8/1/2026	145	145
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040	1,740	1,781
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050	1,500	1,498
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055	1,500	1,470
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	240	242
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	275	277
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031	310	310
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2034	375	370
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2036	225	218
Hemet Unified School Dist., Community Facs. Dist. 2020-2, Improvement Area No. 1, Special Tax Bonds, Series 2026, 5.00% 9/1/2051	1,030	1,033
Hemet Unified School Dist., Community Facs. Dist. 2020-2, Improvement Area No. 1, Special Tax Bonds, Series 2026, 5.00% 9/1/2056	500	497
Hemet Unified School Dist., Community Facs. Dist. 2020-2, Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2051	780	782
Hemet Unified School Dist., Community Facs. Dist. 2020-2, Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2056	500	497
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	500	515
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	650	660

American Funds Tax-Exempt Income Funds	324

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	USD1,360	$1,365
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,700	1,690
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2023-A-2, 3.20% 8/1/2063 (put 8/1/2032)	1,035	1,021
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2024-A-2, FHA, 3.25% 8/1/2064 (put 2/1/2028)	1,680	1,685
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Foothill Family Apartments), Series 2025-II, 2.75% 5/1/2044 (put 5/1/2028)	4,000	3,970
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Santa Monica Christian Towers), Series 2026-I, 2.60% 10/1/2047 (put 4/1/2030)	1,420	1,383
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sierra Vista Apartments), Series 2026-S, 2.875% 7/1/2031 (put 7/1/2030)	1,595	1,579
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sutter Street), Series 2025-D, 2.75% 11/1/2029 (put 11/1/2028)	875	868
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (VA Building 409), Series 2025-LL, 2.95% 6/1/2046 (put 12/1/2029)	7,000	6,958
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	29,935	30,171
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.307% 1/15/2035 (c)(d)	11,789	112
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	1,744	1,774
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035 (c)(d)	17,031	597
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	4,866	4,828
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.80% 11/20/2035 (c)(d)	8,774	328
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	23,519	22,438
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	22,744	21,438
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	20,373	20,299
Imperial Community College Dist., GO Bonds, 2022 Election, Series 2023-A, AGI, 5.25% 8/1/2053	1,500	1,573
Imperial Community College Dist., GO Bonds, 2022 Election, Series 2024-B, AGI, 5.00% 8/1/2054	1,715	1,777
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2036	3,040	3,050
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2041	5,650	5,484
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 8/15/2030	775	776
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2036 (b)	360	357
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2041 (b)	390	379
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2046 (b)	2,690	2,506
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2051 (b)	1,075	969
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, NATL, 4.00% 9/1/2030	1,250	1,251
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, NATL, 4.00% 9/1/2031	1,250	1,251
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2039	300	306
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2044	350	355
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2045	850	788
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2050	860	753
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2055	915	770
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2030	1,080	1,082
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2032	1,140	1,142
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2033	1,105	1,107
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)	4,500	4,500

325	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (b)	USD555	$472
Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (California Clean Water and Drinking Water State Revolving Fund), Series 2024, 4.00% 10/1/2048	5,000	4,838
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2026, 3.25% 6/1/2033	4,575	4,515
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2033	1,250	1,269
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2034	500	507
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2035	415	420
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2038	1,000	1,011
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2038	2,580	2,937
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2040	720	808
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	695	774
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2043	925	1,026
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2044	535	590
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2029	230	230
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2030	500	500
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2033	500	500
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2034	685	685
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2036	800	800
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2038	650	650
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 11, Special Tax Bonds, Series 2025, AGI, 5.00% 9/1/2060	6,000	6,283
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2031	400	400
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2033	1,615	1,615
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2049	1,800	1,573
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2035	550	562
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2037	650	664
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2038	1,000	1,022
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, Series 2026, BAM, 5.00% 9/1/2046	290	312
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, Series 2026, BAM, 5.00% 9/1/2051	1,750	1,838
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2049	650	214
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2050	675	211
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2051	500	148
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2052	1,225	345
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2053	1,220	324
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2054	1,200	302
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2055	1,455	345

American Funds Tax-Exempt Income Funds	326

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2056	USD1,465	$329
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, CAB, Series 2026, BAM, 0% 9/1/2057	1,610	343
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2028	525	548
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2032	680	713
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2034	1,155	1,205
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2036	1,840	1,864
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2037	1,285	1,297
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2044	1,000	1,015
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2030	370	375
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2034	250	252
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2034	430	443
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2035	500	499
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2035	245	247
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035	250	257
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2036	350	353
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2036	270	277
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2037	1,135	1,112
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2037	270	272
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2038	545	528
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2039	630	603
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2039	815	819
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2040	805	808
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2042	995	998
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 5.00% 9/1/2042	995	998
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM, 4.00% 9/1/2044	2,385	2,337
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2044	995	906
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2045	1,495	1,501
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 4.00% 9/1/2053	1,240	1,024
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 3/1/2057	1,660	1,643
City of Jurupa, Community Facs. Dist. No. 52 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2050	500	424
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041	420	384

327	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046	USD450	$399
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	875	734
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	500	443
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	500	423
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2043	1,165	1,174
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2048	2,265	2,273
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,815	1,821
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM, 5.00% 9/1/2037	1,500	1,502
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	150	136
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	200	178
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	422
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	350	322
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	399
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	700	589
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2035	100	105
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2036	170	178
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2037	180	188
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2038	150	156
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2039	120	124
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	80	75
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	175	157
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2049	425	366
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042	1,500	1,384
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2051	1,500	1,486
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	6,415	6,288
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	615	631
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	625	633
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2026, 5.00% 9/1/2046	850	853
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.125% 9/1/2050	1,405	1,421
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2026, 5.00% 9/1/2051	1,310	1,289
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.25% 9/1/2055	3,865	3,940

American Funds Tax-Exempt Income Funds	328

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2026, 5.00% 9/1/2056	USD2,375	$2,291
City of Lathrop, Crossroads Assessment Dist., Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2040	2,030	2,030
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.00% 9/1/2035	500	515
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.00% 9/1/2045	1,230	1,244
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.00% 9/1/2055	1,550	1,490
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.05% 9/1/2055	500	483
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 2.00% 8/1/2043	1,500	984
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046	2,000	1,554
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,750	1,773
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 5/15/2043	500	504
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2033	900	991
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2035	2,110	2,339
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2039	750	807
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2040	1,000	1,072
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2041	525	559
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2042	1,130	1,197
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2043	1,250	1,318
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2044	1,000	1,050
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2045	375	392
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2019-C, 4.00% 8/1/2045	1,000	959
Long Beach Unified School Dist., GO Bonds, 2008 Election, Series 2017-E, 5.00% 8/1/2040	580	580
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2038	1,000	953
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,650	1,470
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2028	1,250	1,295
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2033	2,500	2,703
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2037	2,605	2,731
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2051	1,525	1,536
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028	2,500	2,589
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/15/2028	1,500	1,554
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2029	1,450	1,455
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2029	2,550	2,684
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2031	1,000	1,046
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,000	1,013
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 5/15/2032	2,825	2,905

329	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2032	USD1,000	$1,022
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2032 (preref. 11/15/2031)	730	791
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2033	500	502
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2033	1,000	1,013
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2033	1,255	1,289
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2033 (preref. 11/15/2031)	530	574
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2034	3,270	3,310
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.00% 5/15/2034	1,000	1,071
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2035	1,000	1,011
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2036	1,345	1,375
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	1,000	1,021
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	4,155	3,448
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	175	173
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 4.00% 5/15/2041	1,200	1,136
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2043	3,000	3,046
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2045	1,500	1,529
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.50% 5/15/2047	500	522
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 4.00% 5/15/2048	2,000	1,795
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 3.00% 5/15/2049	5,000	3,558
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2047	3,000	3,050
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-C, AMT, 3.25% 5/15/2049	3,505	2,630
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2030	1,810	1,928
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2034	5,065	5,571
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-A, 5.00% 7/1/2029	1,320	1,356
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 7/1/2029	100	106
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2030	920	983
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2030	1,795	1,919
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2030	1,070	1,144
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2031	1,300	1,405
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	4,400	4,796
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2033	750	813

American Funds Tax-Exempt Income Funds	330

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2033	USD990	$1,086
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	4,000	4,389
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	3,590	3,951
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2035	1,245	1,334
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2035	725	780
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	5,270	5,755
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2035	1,000	1,101
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2036	1,045	1,082
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 5.00% 7/1/2036	1,000	1,050
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2036	2,350	2,481
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	1,370	1,460
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	500	538
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	4,500	4,861
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2037	1,170	1,253
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2037	80	86
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2038	3,370	3,546
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	1,480	1,576
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	1,650	1,764
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2039	1,195	1,269
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	2,070	2,199
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	350	364
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	2,435	2,542
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	4,000	4,231
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2040	3,830	4,088
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	1,600	1,660
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	3,505	3,647
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2041	500	525
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	1,200	1,264
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2041	4,000	4,250
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2042	490	500
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,000	1,053

331	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2042	USD2,630	$2,783
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2042	4,000	4,233
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2043	3,335	3,515
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 7/1/2044	265	270
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2044	1,460	1,522
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	3,635	3,815
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-B, 5.00% 7/1/2044	2,745	2,887
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2044	790	845
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	2,045	2,091
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2045	2,270	2,365
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2045	2,410	2,521
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2045	4,000	4,185
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2048	605	618
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	1,750	1,791
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2048	665	683
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2050	2,250	2,272
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	3,635	3,700
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	500	509
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2050	750	765
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,430	1,445
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	5,945	6,011
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	2,050	2,084
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	2,550	2,646
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	2,180	2,213
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.25% 7/1/2056	7,895	8,136
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2029	500	528
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	675	743
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2035	500	546
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2035	645	711
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	345	366
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	1,560	1,692

American Funds Tax-Exempt Income Funds	332

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	USD1,380	$1,478
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	500	526
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	1,600	1,704
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	1,000	1,047
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	1,605	1,699
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,070	4,337
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2042	555	576
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2043	2,415	2,545
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2044	985	1,029
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, BAM, 5.00% 7/1/2044	2,765	2,912
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	780	796
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	3,000	3,066
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	3,330	3,403
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,035	1,045
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2052	1,000	1,010
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2052	920	930
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	250	257
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2054	1,000	1,011
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2028	520	540
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2029	675	712
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2030	500	534
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2031	500	540
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2036	500	541
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2037	640	688
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2038	465	497
City of Los Angeles, Wastewater System Rev. Bonds, Series 2022-A, 4.00% 6/1/2052	1,000	918
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	905	917
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	1,610	1,615
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	850	884
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,435	1,464
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	2,800	2,807
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,750	1,737
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2036	825	930
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, AGI, 5.00% 12/1/2027	1,000	1,001
Los Angeles Community College Dist., GO Bonds, 2008 Election, Series 2019-K, 3.00% 8/1/2039	2,000	1,723
Los Angeles Community College Dist., GO Rev. Ref. Bonds, Series 2026, 5.00% 8/1/2040	6,085	6,997

333	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Los Angeles County Dev. Auth., Multi Family Housing Rev. Bonds (Century + Restorative Care Village Phase II), Series 2026-C-1, 2.95% 7/1/2060 (put 7/1/2030)	USD6,165	$6,069
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2051	910	922
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2044	4,320	4,199
Lynwood Unified School Dist., GO Bonds, 2012 Election, Series 2021-E, BAM, 3.00% 8/1/2048	3,260	2,509
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039	2,110	2,491
Manhattan Beach Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2010-B, 0% 9/1/2038	1,000	628
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,065	1,086
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	870	878
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,320	1,297
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,065	2,013
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	500	503
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	695	684
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,000	973
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2029	175	176
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2037	500	482
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2051	1,435	1,187
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	850	867
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	825	830
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,000	991
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2026	170	170
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2027	205	207
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	600	571
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	908
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2032	430	430
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2033	470	468
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2034	515	511
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	1,000	974
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	800	745
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	875	791
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,850	1,579
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	445	441
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	660	617

American Funds Tax-Exempt Income Funds	334

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	USD875	$790
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	2,050	1,771
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	245
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,000	932
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,590	1,441
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	1,050	908
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2044	565	518
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	675	579
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, AGI, 5.00% 10/1/2030	2,065	2,089
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, AGI, 5.00% 10/1/2031	560	566
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	4,370	4,713
Monrovia Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2001-B, NATL, 0% 8/1/2032	2,150	1,742
Montebello Unified School Dist., GO Bonds, 2016 Election, Series 2022-B, AGI, 5.00% 8/1/2050	1,000	1,028
Montebello Unified School Dist., GO Rev. Bonds, Series 2016-A, 5.00% 8/1/2034	1,095	1,096
Montebello Unified School Dist., GO Rev. Bonds, Series 2016-A, 5.00% 8/1/2035	735	736
Montebello Unified School Dist., GO Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2033	2,505	2,509
Monterey Peninsula Community College Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033	3,165	3,165
Monterey Peninsula Community College Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2028	1,500	1,408
Moorpark Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-B, AGI, 0% 8/1/2036	2,000	1,346
Moreno Valley Public Fing. Auth., Electric System Rev. Bonds, Series 2026-A, AGI, 5.25% 5/1/2043	1,000	1,106
Moreno Valley Public Fing. Auth., Electric System Rev. Bonds, Series 2026-A, AGI, 5.25% 5/1/2044	1,050	1,155
Moreno Valley Public Fing. Auth., Electric System Rev. Bonds, Series 2026-A, AGI, 5.25% 5/1/2045	1,150	1,259
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2016-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,355	1,190
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	820	823
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2050	1,500	1,442
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2028	1,090	1,124
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2032	1,480	1,515
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2034	1,720	1,758
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2035	925	944
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2039	625	675
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2040	600	645
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	215	215
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2037	750	721
Mountain House Fin. Auth., Special Tax Rev. Bonds, Series 2026-A, 5.00% 9/1/2036	300	306
Mountain House Fin. Auth., Special Tax Rev. Bonds, Series 2026-A, 5.00% 9/1/2041	500	503
Mountain House Fin. Auth., Special Tax Rev. Bonds, Series 2026-A, 5.00% 9/1/2046	475	476
Mountain House Fin. Auth., Special Tax Rev. Bonds, Series 2026-A, 5.00% 9/1/2051	600	591
Mountain House Fin. Auth., Special Tax Rev. Bonds, Series 2026-A, 5.00% 9/1/2056	675	653
Mountain View School Dist., GO Bonds, 2016 Election, Series 2020-C, AGI, 4.00% 8/1/2049	2,800	2,589
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	550	557

335	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	USD275	$276
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	600	593
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	625	608
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 3, Special Tax Bonds, Series 2026, 5.00% 9/1/2046	700	701
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 3, Special Tax Bonds, Series 2026, 5.00% 9/1/2051	1,300	1,281
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 3, Special Tax Bonds, Series 2026, 5.00% 9/1/2056	2,050	1,996
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 4.75% 9/1/2035	250	250
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	910	921
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 5.25% 9/1/2050	750	758
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	1,000	1,004
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	630	637
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.125% 9/1/2045	380	386
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.25% 9/1/2050	500	505
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	1,100	1,105
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 8, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,000	1,008
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 8, Special Tax Bonds, Series 2025, 5.125% 9/1/2050	775	777
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 8, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	1,240	1,245
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2035	2,310	2,398
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2036	2,880	2,976
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2022-B, 4.00% 6/1/2037	810	834
Mt. San Jacinto Community College Dist., GO Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2034	865	828
Mt. San Antonio Community College Dist., GO Bonds, 2024 Election, Series 2025-A, 5.25% 8/1/2055	750	797
Municipal Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 5.35% 6/20/2046	10,052	10,582
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027 (b)	220	219
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2034	75	78
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2036	270	279
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2052	2,010	1,869
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2062	5,000	4,492
Municipal Fin. Auth., Charter School Lease Rev. Bonds (Santa Rosa Academy Project), Series 2015, 5.375% 7/1/2045 (b)	1,075	1,037
Municipal Fin. Auth., Community Facs. Dist. No. 2020-4 (County of Sacramento - Barrett Ranch East), Improvement Area No. 2, Special Tax Bonds, Series 2024, 4.00% 9/1/2041	1,000	941
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,045	983
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 4.25% 9/1/2040	875	843
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,555	1,571
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,305	1,162
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,355	1,357

American Funds Tax-Exempt Income Funds	336

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	USD1,535	$1,293
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,915	1,886
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	600	609
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,000	1,008
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,250	1,252
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,350	1,329
Municipal Fin. Auth., Community Facs. Dist. No. 2021-9 (County of Placer - Bickford Ranch), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	465	471
Municipal Fin. Auth., Community Facs. Dist. No. 2021-9 (County of Placer - Bickford Ranch), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	2,430	2,450
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	300	305
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2025, 5.125% 9/1/2045	1,580	1,611
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,830	1,808
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	610	618
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	685	686
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	870	855
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	455	464
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	640	646
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.125% 9/1/2050	800	806
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	360	352
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.125% 9/1/2055	1,000	1,001
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	1,445	1,436
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.25% 9/1/2060	3,665	3,682
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.25% 9/1/2060	2,850	2,862
Municipal Fin. Auth., Community Facs. Dist. No. 2024-11 (City of Lincoln - Hidden Hills), Special Tax Bonds, Series 2026, 5.00% 9/1/2041	450	451
Municipal Fin. Auth., Community Facs. Dist. No. 2024-11 (City of Lincoln - Hidden Hills), Special Tax Bonds, Series 2026, 5.00% 9/1/2046	735	731
Municipal Fin. Auth., Community Facs. Dist. No. 2024-11 (City of Lincoln - Hidden Hills), Special Tax Bonds, Series 2026, 5.00% 9/1/2051	765	751
Municipal Fin. Auth., Community Facs. Dist. No. 2024-11 (City of Lincoln - Hidden Hills), Special Tax Bonds, Series 2026, 5.00% 9/1/2056	1,000	962
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.00% 9/1/2045	935	941
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.00% 9/1/2050	1,410	1,412
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.00% 9/1/2055	1,505	1,475
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.125% 9/1/2055	350	350
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,300	1,309

337	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	USD2,960	$2,965
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	3,245	3,181
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	680	680
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	2,745	2,701
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Asteria Flats), Series 2026-A, 3.00% 6/1/2045 (put 12/1/2029)	765	757
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	445	448
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Olive Park Apartments), Series 2026-A-1, 2.95% 9/1/2056 (put 8/1/2029)	3,875	3,841
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Palm Desert Family Housing), Series 2026-A, 3.25% 6/1/2056 (put 12/1/2029)	1,700	1,690
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Paseo Senter II), Series 2026-A-2, 2.90% 8/1/2030 (put 8/1/2028)	2,750	2,738
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Pleasant View Apartments Project), Series 2025, 2.80% 2/1/2028 (put 2/1/2027)	5,765	5,753
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Second Street Family Apartments), Series 2025, 2.93% 12/1/2045 (put 6/1/2029)	3,315	3,301
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Terracina at Westpark Apartments), Series 2024-A, 3.20% 9/1/2045 (put 8/1/2027)	2,565	2,566
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (The Winslow), Series 2025-A, 2.95% 1/1/2056 (put 12/1/2028)	3,070	3,059
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Warner Center II), Series 2026-A, 2.95% 6/1/2058 (put 10/1/2029)	1,585	1,574
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Wildomar Family Housing LP), Series 2024, 3.05% 12/1/2064 (put 6/1/2028)	900	899
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Zenith on 25th), Series 2026-A, 3.00% 6/1/2045 (put 12/1/2029)	6,090	6,057
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.217% 11/20/2040 (c)	5,689	5,541
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (c)	22,516	20,398
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.05% 7/20/2041	18,500	17,482
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-2, 3.75% 11/15/2028	190	190
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-1, 4.00% 11/15/2028	250	250
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.375% 11/1/2045 (b)	310	315
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036 (b)	3,500	3,502
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 11/1/2040 (b)	2,335	2,333
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045 (b)	2,800	2,751
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046 (b)	4,315	4,191
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2027	600	611
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2028	150	155
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2029	450	463
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2030	450	462
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2031	650	666
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2032	225	230
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2033	450	459
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2034	150	153
Municipal Fin. Auth., Rev. Bonds (Clay Lacy Aviation Facs. - John Wayne Airport, Orange County Project), Series 2026, AMT, 6.00% 1/1/2055 (b)	1,035	1,082
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2033	1,170	1,129
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2035	500	473
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	2,750	2,415
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	11,635	9,427
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2046 (b)	170	170
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2054 (b)	170	164

American Funds Tax-Exempt Income Funds	338

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 4.00% 2/1/2051	USD2,135	$1,896
Municipal Fin. Auth., Rev. Bonds (El Camino Real Multi Family), Series 2026, 2.50% 3/1/2046 (put 3/1/2029)	1,490	1,459
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	4,905	3,563
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2030	670	684
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2039	1,225	1,216
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2049	2,925	2,633
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2039 (b)	915	899
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057 (b)	1,890	1,662
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2031	2,695	2,765
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2034	1,320	1,348
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2035	2,000	2,040
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	3,900	3,447
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-B, 5.00% 6/30/2032	1,310	1,396
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.25% 9/1/2051	2,380	2,508
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.50% 9/1/2056	1,575	1,682
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2029	1,000	1,012
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2031	650	657
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2032	1,000	1,010
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2033	1,000	1,009
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2035	2,000	2,016
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2036	1,150	1,158
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2043	4,380	4,391
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 10/1/2049	1,600	1,630
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	1,250	1,270
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2033	500	506
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2034	440	445
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2039	615	619
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2034	2,675	2,697
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2036	1,000	1,007
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2036	600	604
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2037	1,250	1,257
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2037	600	603
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2042	1,250	1,253
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2042	1,000	1,002
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2047	1,000	989
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2047	4,010	3,964
Municipal Fin. Auth., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2024, 5.00% 11/15/2044	1,750	1,799
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2032	1,500	1,502
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039	1,000	1,001
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.00% 10/1/2036	640	674
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood - California Obligated Group), Series 2025-A, 5.25% 10/1/2044	735	759
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2028	290	290
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	500	500
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	1,250	1,250
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2034	1,445	1,445
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035	2,885	2,885
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2036	2,120	2,103

339	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2037	USD5,590	$5,488
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2039	2,990	2,868
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2044	3,765	3,457
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	8,250	8,260
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2032	2,635	2,637
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2037	4,000	3,902
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2045	4,000	4,001
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2036	570	613
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2037	795	851
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2038	500	532
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2039	655	691
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2040	760	799
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2049	1,300	1,312
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2054	1,740	1,743
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	135	137
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.00% 5/1/2034 (b)	350	359
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.50% 5/1/2044 (b)	465	471
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.75% 5/1/2054 (b)	345	346
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059 (b)	360	362
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 4.00% 11/15/2026	125	125
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	425	432
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	2,125	1,765
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056	1,890	1,535
Municipal Fin. Auth., Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 4.125% 5/15/2039	125	125
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039 (b)	1,250	1,250
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049 (b)	575	533
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	15,020	15,544
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	11,735	11,749
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	8,460	8,483
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	14,430	14,024
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 3.45% 12/1/2044 (put 12/1/2026)	1,500	1,502
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-B, AMT, 3.375% 9/1/2050 (put 9/1/2028)	1,000	997

American Funds Tax-Exempt Income Funds	340

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	USD17,710	$17,810
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047 (b)	1,990	1,798
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049 (b)	1,245	1,010
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (b)	2,255	1,564
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2026	165	165
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2027	190	191
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2028	210	212
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2029	240	242
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2030	265	267
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 4.25% 9/1/2034	250	254
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.25% 9/1/2034	290	292
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2036	535	518
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2036	1,920	1,878
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.50% 9/1/2039	1,055	1,054
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2039	275	281
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2039	1,010	1,022
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2039	1,295	1,317
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 4.25% 9/1/2040	550	530
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2040	550	556
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2041	1,315	1,221
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2041	2,875	2,676
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.00% 9/1/2043	1,760	1,786
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2044	625	633
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2044	885	908
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2044	545	546
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2044	2,605	2,647
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 5.00% 9/1/2045	885	891
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2045	950	957
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2046	1,095	981
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2046	1,475	1,323
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2048	775	779
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2049	1,070	1,075
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2049	1,000	987
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2049	1,000	1,001
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2050	1,455	1,435
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2051	1,505	1,290
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2051	1,995	1,693
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2022-A, 5.25% 9/1/2052	3,725	3,762
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.25% 9/1/2053	2,375	2,400
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 4.70% 9/1/2054	680	625
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2054	1,380	1,366
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2054	1,005	980
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2054	1,770	1,736
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.125% 9/1/2054	2,250	2,260
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2055	2,990	2,953
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 5.00% 9/1/2055	1,945	1,915
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2055	2,000	1,925
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2027	1,685	1,712
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2030	600	624
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2038	1,000	1,021
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2040	3,110	3,160
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2043	5,525	5,587
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	1,095	1,019

341	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	USD2,565	$1,892
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	2,570	1,836
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2043	2,000	2,014
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2052	11,500	11,310
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR North Dist. Phase I Student Housing Project), Series 2019, 5.00% 5/15/2039	300	306
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2049	2,510	2,503
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2052	3,500	3,432
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM, 4.00% 9/1/2040	325	316
Murrieta Valley Unified School Dist., GO Rev. Ref. Bonds, Series 2016, BAM, 5.00% 9/1/2030	1,250	1,252
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	400	401
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027	300	300
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,420	1,422
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030	1,225	1,226
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, AGI, 5.00% 9/1/2033	1,965	1,968
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2028	2,000	1,896
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.809% 7/20/2039 (c)	22,152	20,945
Natomas Unified School Dist., GO Bonds, Series 2017, BAM, 5.00% 8/1/2032	1,000	1,000
New Haven Unified School Dist., GO Bonds, 2014 Election, Series 2020-C, 4.00% 8/1/2044	1,250	1,198
New Haven Unified School Dist., GO Bonds, 2014 Election, Series 2017-B, 4.00% 8/1/2047	2,750	2,559
North Orange County Community College Dist., GO Bonds, 2014 Election, Series 2019-B, 4.00% 8/1/2044	5,000	4,878
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	15,000	15,680
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.391% 7/1/2027 (c)	1,000	996
Norwalk La Mirada Unified School Dist., GO Bonds, 2014 Election, Series 2021-E, 3.00% 8/1/2046	1,000	777
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 4.00% 8/1/2033	2,655	2,667
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.25% 8/1/2048	825	866
Oakland Unified School Dist., GO Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2027	2,000	2,000
Oakland Unified School Dist., GO Rev. Ref. Bonds, Series 2019-A, AGI, 4.00% 8/1/2035	1,000	1,002
Oakland Unified School Dist., GO Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2036	2,000	2,031
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028	2,205	2,254
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028 (preref. 11/1/2027)	10	10
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2029	250	255
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029	3,050	3,214
Ohlone Community College Dist., GO Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2033	1,000	1,000
Ohlone Community College Dist., GO Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2034	1,000	1,000
Ohlone Community College Dist., GO Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2035	1,000	1,000
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,006
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2049	2,000	2,003
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	275	253
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	785	653
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2029	310	313

American Funds Tax-Exempt Income Funds	342

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2031	USD335	$336
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2037	1,650	1,604
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2047	2,795	2,443
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2045	300	265
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	420
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	250	252
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	250	252
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	500	480
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	650	588
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.375% 9/1/2043	900	861
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.50% 9/1/2052	825	751
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	170	177
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2037	500	515
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	600	612
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2047	800	807
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2053	845	845
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	415	411
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.625% 9/1/2042	650	640
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2047	840	819
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2052	825	781
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,000	1,011
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,000	997
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2055	1,000	980
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,295	1,299
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,930	1,921
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.25% 8/15/2045	2,950	2,953
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2029	980	981
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2033	1,365	1,366
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2036	2,000	2,001
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2045	2,200	1,982
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2050	1,000	854

343	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	USD250	$260
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	1,720	1,759
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	1,700	1,718
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	320	321
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2038	525	550
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2048	1,550	1,603
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053	1,355	1,398
County of Orange, Community Facs. Dist. No. 2025-1 (Rienda 3), Special Tax Bonds, Series 2026-A, 5.00% 8/15/2051	2,350	2,362
County of Orange, Community Facs. Dist. No. 2025-1 (Rienda 3), Special Tax Bonds, Series 2026-A, 5.00% 8/15/2056	3,750	3,755
Orinda Union School Dist., GO Bonds, 2018 Election, Measure E, Series 2022-B, 4.00% 8/1/2051	1,730	1,612
City of Oxnard, Wastewater Rev. Ref. Bonds, Series 2025, BAM, 5.00% 6/1/2034	1,550	1,765
Oxnard Unified School Dist., GO Bond Anticipation Notes, CAB, Series 2026, 0% 2/1/2031	870	745
Oxnard Unified School Dist., GO Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 8/1/2036	600	609
Oxnard Unified School Dist., GO Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 8/1/2045	2,080	2,097
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2030	195	197
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2033	220	220
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2036	235	231
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 3.00% 9/1/2031	920	859
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 4.25% 9/1/2034	315	315
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	655	680
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	230	207
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,000	1,018
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,185	1,191
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,525	1,269
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2053	575	575
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2026	100	100
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2031	1,000	1,009
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2037	2,130	2,061
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, NATL, 5.00% 9/1/2032	1,000	1,001
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, AGI, 5.00% 8/1/2041	2,975	3,005
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2032	255	205
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2037	1,600	1,019
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 1999, AGI, 0% 8/1/2038	1,190	716
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2038	1,505	906

American Funds Tax-Exempt Income Funds	344

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 1999, AGI, 0% 8/1/2039	USD240	$136
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2039	840	478
Palo Alto Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2008, 0% 8/1/2032	2,500	2,067
Palomar Health, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2026	1,605	1,605
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 5.00% 8/1/2029	1,280	1,281
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2030	1,000	993
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2031	1,000	988
Palomar Health, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2033	530	530
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2034	70	68
Palomar Health, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2034	970	970
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, BAM, 4.00% 8/1/2036	10	10
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 3.00% 8/1/2037	55	46
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2037	25	23
Palomar Health, GO Rev. Ref. Bonds, Series 2016, AGI, 5.00% 11/1/2042	135	133
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2030	700	700
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2036	1,075	1,075
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2039	2,975	2,975
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2028	3,000	2,794
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2029	6,550	5,878
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	3,000	2,467
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2035	100	66
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2036	10	6
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2041	625	329
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2042	985	495
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2046	1,250	503
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2047	1,250	474
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2048	1,125	406
Pasadena Unified School Dist., GO Bonds, 2008 Election, Series 2016, 4.00% 8/1/2036	675	675
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2046	1,530	1,526
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2060	2,330	2,201
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2046	1,335	1,332
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2060	2,135	2,017
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2043	600	528
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	745	646
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2049	1,780	1,486
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	242
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	375	343
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	555	492
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	760	637
Patterson Joint Unified School Dist., GO Bonds, 2022 Election, Series 2025-B, BAM, 5.00% 8/1/2055	3,500	3,604
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2049	8,035	8,065
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2035	1,000	1,009

345	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2037	USD1,325	$1,336
Placentia-Yorba Linda Unified School Dist., Certs. Of Part., Series 2026, 5.00% 10/1/2031	1,125	1,242
Placentia-Yorba Linda Unified School Dist., Rev. Certs. Of Part., Series 2026, 5.00% 10/1/2033	1,000	1,132
Pleasanton Unified School Dist., GO Bonds, 2022 Election, Series 2023, 4.00% 8/1/2040	425	425
Pleasanton Unified School Dist., GO Bonds, 2022 Election, Series 2023, 4.00% 8/1/2041	500	491
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 11/1/2046	11,475	11,271
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029) (e)	6,000	6,065
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)	4,490	4,541
Pomona Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2050	1,100	1,152
Pomona Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2055	1,500	1,557
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2029	1,660	1,662
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,820	1,823
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, GO Bonds, CAB, 2008 Election, Series 2011-B, 0% 8/1/2035	3,500	2,562
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2039 (b)	2,155	2,142
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2049 (b)	1,900	1,762
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2027	1,525	1,558
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2037	2,000	2,001
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2047	4,025	3,937
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	690	668
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2030	490	504
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043	10,155	9,959
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.375% 6/1/2059 (b)	565	530
Public Works Board, Lease Rev. Bonds (Dept. of General Services), Series 2024-A, 5.00% 4/1/2042	5,730	6,160
Public Works Board, Lease Rev. Bonds (Dept. of General Services), Series 2024-A, 5.00% 4/1/2043	1,220	1,306
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	950	989
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2034	2,000	2,261
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2039	6,500	7,148
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2040	4,500	4,929
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2042	4,740	5,157
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-A, 5.00% 4/1/2043	1,000	1,078
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2043	1,750	1,893
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2050	1,000	1,045
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2037	1,750	1,780
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2038	1,500	1,514
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2029	1,000	1,057
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2038	4,500	4,949
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	500	488
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2036	440	430
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2046	1,150	1,016
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2051	1,220	1,023
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	570	574

American Funds Tax-Exempt Income Funds	346

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	USD750	$743
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2054	740	730
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2046	1,000	1,006
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2051	670	663
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2055	645	634
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.125% 9/1/2043	775	795
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.375% 9/1/2053	1,300	1,325
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 4.00% 9/1/2029	150	151
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	300	318
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	405	419
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2053	550	546
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,915	1,976
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,600	1,627
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,000	1,005
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,000	1,973
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No.1, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	500	507
City of Rancho Mirage, Community Facs. Dist. No. 4B (Del Webb Project), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	550	461
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	1,205	1,220
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	2,400	2,390
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	4,170	4,114
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,125	1,127
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2048	1,690	577
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2050	2,010	617
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2032	620	669
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2033	465	500
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.25% 9/1/2042	770	721
City of Rialto, Community Facs. Dist. No. 2024-1 (Renaissance), Special Tax Bonds, Series 2026, 5.00% 9/1/2051	525	526
City of Rialto, Community Facs. Dist. No. 2024-1 (Renaissance), Special Tax Bonds, Series 2026, 5.00% 9/1/2055	500	497
Rialto Unified School Dist., GO Bonds, 2022 Election, Series 2023, BAM, 5.00% 8/1/2052	1,720	1,776
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2034	500	373
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2044	1,000	433
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2045	1,625	666
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2046	1,000	387
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2047	1,175	429
Rio Hondo Community College Dist., GO Bonds, CAB, 2004 Election, Series 2010-C, 0% 8/1/2028	1,000	944
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2043	3,035	3,053
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	6,000	5,898

347	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Rev. Ref. Bonds, Series 2022-A-1, AGI, 5.25% 9/1/2052	USD3,000	$3,130
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2019, 4.00% 9/1/2046	635	537
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Public Improvements), Special Tax Bonds, Series 2019, 5.00% 9/1/2040	4,685	4,698
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2026	380	380
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2027	430	430
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2029	250	250
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2033	590	581
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	1,000	898
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	450	376
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	1,380	1,117
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2034	360	381
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2035	410	432
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	300	284
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.75% 9/1/2045	1,395	1,348
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	920	898
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	2,995	2,886
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2022-B-2, 5.00% 9/1/2052	2,620	2,493
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,575	3,384
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	4,945	4,669
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,520	1,435
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2055	2,000	443
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2056	5,760	1,206
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2057	4,500	890
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2058	4,700	877
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2059	3,650	644
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2060	7,535	1,261
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2061	4,625	730
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2062	5,650	839
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2063	5,625	787
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2064	7,100	936
River Islands Public Fncg. Auth., Local Agcy. Rev. Bonds (Phase 1 RANS Refunding Program.), CAB, Series 2026-A, AGI, 0% 9/1/2065	4,475	555

American Funds Tax-Exempt Income Funds	348

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Riverside, Community Facs. Dist. No. 05-8 (Scott Road), Special Tax Bonds, Series 2018, 5.00% 9/1/2048	USD2,500	$2,512
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2044	1,894	1,591
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-C, 4.00% 6/1/2047	2,012	1,880
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2048	1,288	1,005
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM, 3.00% 6/1/2049	10,970	8,559
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 6/1/2046	1,020	960
Riverside Community College Dist., GO Bonds, 2024 Election, Series 2025-A, 4.00% 8/1/2054	5,000	4,589
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2045	375	339
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2050	600	516
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	550	529
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	750	677
Romoland School Dist., Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 9/1/2039	990	998
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	500	508
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	775	771
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	860	852
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2027	250	255
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2028	360	367
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2031	830	843
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2034	855	865
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2035	1,140	1,152
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2037	1,000	1,009
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2041	1,255	1,261
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2026	125	125
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	145	146
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	165	167
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	185	187
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2030	205	207
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,215	1,126
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,145	1,012
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,815	2,396
City of Roseville, Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034	1,000	1,011
City of Roseville, Community Facs. Dist. No. 1 (The Fountains), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2038	1,650	1,651
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2037	220	215

349	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	USD305	$286
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,040	931
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	710	604
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	750	695
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	3,670	3,645
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,000	2,942
Rowland Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, 0% 8/1/2034	4,000	2,909
City of Sacramento, Community Facs. Dist. No. 2001-01 (Natomas Meadows), Improvement Area No. 1, Special Tax Bonds, Series 2017, 5.00% 9/1/2047 (b)	1,900	1,890
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2041	235	235
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	1,750	1,750
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,000	941
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,500	1,555
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	6,100	6,091
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2045	2,680	2,721
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	3,085	3,085
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,230	3,211
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	260	262
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	1,130	1,155
City of Sacramento, Municipal Utility Dist., Subordinated Electric Rev. Green Bonds, Series 2026-G, 5.00% 8/15/2056 (put 10/14/2033)	5,000	5,542
County of Sacramento, Airport System Rev. Bonds, Series 2025-A, AMT, 5.00% 7/1/2040	1,000	1,052
County of Sacramento, Airport System Rev. Bonds, Series 2024, 5.25% 7/1/2054	1,585	1,667
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028	1,455	1,511
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2033	3,000	3,084
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2034	3,000	3,079
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2035	4,000	4,099
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2036	250	284
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2038	300	336
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2039	1,000	1,109
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2040	1,320	1,457
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2041	3,915	4,305
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2026-B, 5.00% 7/1/2041	1,070	1,174
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2040	1,090	1,090
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	1,000	1,000
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	530	510
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	650	594
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2041	230	241
Sacramento Unified School Dist., GO Bonds (Measure H), 2020 Election, Series 2024-B, AGI, 5.00% 8/1/2045	3,415	3,515
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2032	375	374

American Funds Tax-Exempt Income Funds	350

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2033	USD390	$386
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2034	300	294
Sacramento Unified School Dist., GO Bonds (Measure Q), 2012 Election, Series 2017-E, 4.00% 8/1/2042	540	487
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2042	215	225
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025, AGI, 5.00% 8/1/2043	1,495	1,559
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2050	3,425	3,475
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2050	2,365	2,400
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2053	7,310	7,379
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2054	11,440	11,539
Sacramento Unified School Dist., GO Bonds, 2020 Election (Measure H), Series 2025-C, AGI, 5.00% 8/1/2036	500	543
Sacramento Unified School Dist., GO Bonds, 2021 Election, Series 2021-G, AGI, 4.00% 8/1/2044	815	776
Sacramento Unified School Dist., GO Bonds, 2021 Election, Series 2021-G, AGI, 4.00% 8/1/2049	3,690	3,325
Sacramento Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2007, AGI, 0% 7/1/2028	4,575	4,281
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2028	260	269
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2028	500	519
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2038	440	464
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2043	1,330	1,376
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044	3,750	3,781
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 1, Special Tax Bonds, Series 2015, 5.00% 9/1/2040	1,000	1,000
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2043	1,860	1,873
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2048	1,775	1,778
San Bernardino Unified School Dist., GO Rev. Ref. Bonds, Series 2017-D, AGI, 4.00% 8/1/2042	1,175	1,152
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2037	970	972
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,550	1,557
City of San Diego, Public Facs. Fncg. Auth., Senior Water Rev. Bonds, Series 2026-A, 5.00% 8/1/2056	2,625	2,737
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2026-A, 5.00% 5/15/2045	500	541
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2026-A, 5.00% 5/15/2046	1,725	1,855
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Bonds, Series 2026-A, 5.00% 5/15/2051	1,000	1,058
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 4.00% 8/1/2045	1,000	979
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	125	125
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	100	100
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2033	100	100
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	265	265
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	100	99
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2035	125	123
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	170	168
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2037	175	171
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	855	819
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2039	410	391
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	100	94

351	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	USD550	$497
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,000	852
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	635	619
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	475	447
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	1,000	895
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,100	931
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 7/1/2037	1,000	1,011
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2044	1,000	1,029
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2029	1,595	1,676
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2033	2,280	2,371
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2035	1,000	1,007
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2035	2,495	2,525
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2036	1,075	1,077
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2036	750	758
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2037	750	758
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2042	1,500	1,510
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2047	1,000	1,001
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2048	3,365	3,402
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2049	3,375	3,375
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2056	14,830	12,512
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 4.00% 4/1/2048	1,000	949
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 4.00% 5/1/2038	5,000	5,096
San Diego Community College Dist., GO Rev. Ref. Bonds, Series 2026-B, 5.00% 8/1/2032	10,000	11,172
San Diego Community College Dist., GO Rev. Ref. Bonds, Series 2024, 4.00% 8/1/2041	1,000	997
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2026-ZR-7, 5.00% 7/1/2045	2,500	2,848
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2017-I, 4.00% 7/1/2047	2,000	1,915
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2020-M-2, 3.00% 7/1/2050	5,000	3,682
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2022 Election, Series 2024-B-3, 5.00% 7/1/2039	3,000	3,310
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2008 Election, Series 2012-E, 0% 7/1/2034	3,000	2,305
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2024-H-2, 5.00% 7/1/2049	745	784
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 4.00% 7/1/2054	2,000	1,863
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2049	4,000	4,014
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050	5,385	4,745

American Funds Tax-Exempt Income Funds	352

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050 (preref. 5/1/2029)	USD510	$513
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2050	7,315	7,333
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-D-2, AMT, 5.25% 5/1/2055	4,000	4,127
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-D-2, AMT, 5.50% 5/1/2055	11,000	11,559
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	2,000	2,179
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	2,000	2,100
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2020-A-2, AMT, 5.00% 5/1/2037	2,000	2,078
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2040	6,500	7,001
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.25% 5/1/2041	5,000	5,353
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	3,000	3,052
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.25% 5/1/2044	2,000	2,138
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2045	500	508
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.25% 5/1/2045	1,395	1,484
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2049	2,995	3,103
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2052	2,500	2,503
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2026-A-2, AMT, 5.50% 5/1/2056	3,235	3,411
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047	530	543
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052	640	647
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,950	1,756
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,745	1,498
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,035	845
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2043 (b)	1,230	1,247
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052 (b)	2,500	2,069
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.50% 9/1/2053 (b)	2,050	2,097
City and County of San Francisco, GO Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 4.00% 6/15/2043	3,445	3,360
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2032 (b)	500	527
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-A, 5.00% 9/1/2035 (b)	1,285	1,322
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2037 (b)	500	514
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-A, 5.00% 9/1/2046 (b)	1,600	1,567
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2052 (b)	3,500	3,293
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.50% 9/1/2053 (b)	1,530	1,497

353	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-A, 5.00% 9/1/2055 (b)	USD2,255	$2,129
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-B, 5.00% 9/1/2055 (b)	2,145	2,010
City and County of San Francisco, Multi Family Housing Rev. Bonds (Sunnydale Hope SF Block 9), Series 2025-B-2, 3.35% 8/1/2029 (put 8/1/2028)	1,800	1,812
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 11/1/2050	1,615	1,197
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-A, 4.00% 11/1/2050	2,000	1,908
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050	1,000	954
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-D, 5.00% 11/1/2055	2,500	2,609
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 10/1/2037	3,575	3,547
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-D, 5.00% 10/1/2046	825	876
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	1,000	1,029
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2050	5,000	4,770
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2054	1,910	1,985
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 8/1/2031	425	426
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2033	1,000	1,001
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, NATL, 5.00% 8/1/2041	2,100	2,102
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 8/1/2043	2,100	2,101
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2026 (b)	50	50
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041 (b)	1,435	1,308
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046 (b)	4,475	3,852
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.75% 9/1/2050 (b)	480	498
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (b)	5,675	4,730
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (b)	2,040	1,700
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.00% 9/1/2033 (b)	520	538
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.50% 9/1/2043 (b)	1,000	1,041
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (b)	1,000	1,034
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2028	325	328
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2029	540	544
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2030	410	413
City of San Francisco, Bay Area Rapid Transit Dist., GO Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2037	3,455	3,149
City of San Francisco, Bay Area Rapid Transit Dist., GO Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	7,670	5,625

American Funds Tax-Exempt Income Funds	354

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045	USD5,000	$4,824
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-B, BAM, 5.25% 6/15/2049	900	951
San Jacinto Unified School Dist., Community Facs. Dist. No. 2003-1, Special Tax Rev. Bonds (Infrastructure Projects), Series 2022, 4.00% 9/1/2050	875	731
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2028	380	392
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2030	200	206
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2031	550	567
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2033	750	768
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034	735	743
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2035	190	192
San Joaquin Valley Clean Energy Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.50% 1/1/2056 (put 7/1/2035)	3,030	3,270
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2029	1,030	1,078
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2033	1,500	1,585
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2035	1,000	1,008
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2037	1,000	1,007
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,507
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2047	2,000	2,002
San Juan Unified School Dist., GO Bonds, 2016 Election, Series 2020, 4.00% 8/1/2034	1,000	1,013
San Leandro Unified School Dist., GO Bonds, Series 2019-B, BAM, 5.00% 8/1/2033	355	370
San Leandro Unified School Dist., GO Bonds, 2020 Election, Series 2020-A, BAM, 4.00% 8/1/2043	1,300	1,229
San Leandro Unified School Dist., GO Bonds, 2024 Election, Series 2024-B, 5.00% 8/1/2052	1,440	1,501
San Lorenzo Unified School Dist., GO Bonds, 2024 Election, Series 2026-A, 5.00% 8/1/2055	4,000	4,165
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	730	644
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	925	784
San Mateo Community College Dist., GO Bonds, CAB, 2005 Election, Series 2006-B, NATL, 0% 9/1/2035	2,000	1,427
San Rafael High School Dist., GO Bonds, Series 2019-C, 4.00% 8/1/2043	2,500	2,406
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM, 5.00% 2/1/2038	2,000	2,016
Sanger Unified School Dist., GO Bonds, 2018 Election, Series 2021-C, BAM, 3.00% 8/1/2048	2,465	1,884
Sanger Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, BAM, 3.00% 8/1/2051	3,325	2,451
Santa Ana Unified School Dist., GO Bonds, CAB, 1999 Election, Series 2002-B, NATL, 0% 8/1/2030	1,000	880
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2026 (b)	200	200
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2028 (b)	250	250
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2030 (b)	110	109
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2035 (b)	1,010	967
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2050 (b)	5,820	4,841
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2026	835	836
Santa Monica-Malibu Unified School Dist., GO Bonds, 2012 Election, Series 2019-E, 3.00% 8/1/2033	2,000	1,931
Santa Rita Union School Dist., GO Rev. Ref. Bonds, Series 2019, 2.50% 8/1/2031	1,160	1,095
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2027	195	199
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2028	205	211
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2034	350	360
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2036	250	222

355	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2037	USD185	$162
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2038	270	230
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.125% 9/1/2039	165	139
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,940	1,944
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2033	1,240	1,241
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2029	135	136
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2033	215	212
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2034	230	226
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2035	240	234
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2036	275	266
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2037	295	278
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2038	320	296
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	345	318
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040	295	271
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 9/1/2035	600	604
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 9/1/2039	700	692
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 9/1/2041	275	269
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2051 (b)	800	633
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2061 (b)	2,275	1,764
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2042 (b)	1,000	995
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (b)	2,025	1,838
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027 (b)	390	391
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2032 (b)	2,500	2,520
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2037 (b)	1,485	1,490
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044 (b)	3,805	3,727
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029 (b)	1,665	1,669
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2035 (b)	500	497
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2041 (b)	3,000	2,846
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048 (b)	2,795	2,569
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2040 (b)	1,350	1,312
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2050 (b)	750	672

American Funds Tax-Exempt Income Funds	356

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2058 (b)	USD1,625	$1,400
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2055 (b)	1,000	909
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2026, 6.00% 6/1/2056 (b)	300	307
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2026, 6.25% 6/1/2065 (b)	1,350	1,399
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 6/1/2034 (b)	750	750
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2036 (b)	1,000	1,000
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046 (b)	750	712
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052 (b)	460	427
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2030 (b)	280	282
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047 (b)	250	234
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2030 (b)	1,035	1,042
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2037 (b)	2,105	2,105
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042 (b)	790	807
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047 (b)	1,000	924
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2024-A, 5.00% 7/1/2040 (b)	455	456
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2043 (b)	1,750	1,708
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2024-A, 5.00% 7/1/2054 (b)	260	240
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2024-A, 5.00% 7/1/2064 (b)	500	443
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2037 (b)	860	863
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2054 (b)	2,150	2,062
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2037 (b)	1,455	1,459
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049 (b)	5,400	5,169
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2035	500	575
South San Francisco Unified School Dist., GO Bonds, 2022 Election, Series 2023, 4.00% 9/1/2041	1,690	1,697
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.00% 9/1/2040	375	383
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.00% 9/1/2045	600	609
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.125% 9/1/2050	1,000	1,011
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2022, 5.00% 9/1/2052	1,500	1,490
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.25% 9/1/2055	1,500	1,521
Southern California Public Power Auth., Clean Energy II Project Rev. Bonds, Series 2026-A, 5.00% 11/1/2033	2,500	2,620
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	1,750	1,816
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2023-1, 5.00% 7/1/2036	930	1,003
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2026-1, 5.00% 7/1/2040	10,000	10,769

357	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2023-1, 5.00% 7/1/2041	USD1,165	$1,227
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2044	650	699
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	2,720	2,770
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	5,015	5,117
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	1,000	1,056
Southwestern Community College Dist., GO Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 8/1/2035	500	500
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2016-02 (Delta Coves), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,000	843
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2017-01 (Horse Creek Ridge), Special Tax Bonds, Series 2018, 5.00% 9/1/2048	5,250	5,272
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2018-01 (Wagon Wheel), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	2,100	1,987
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2020-02 Improvement Area No. 4 (Atwell), Special Tax Bonds, Series 2024, 5.00% 9/1/2045	1,800	1,825
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2020-02 Improvement Area No. 4 (Atwell), Special Tax Bonds, Series 2024, 5.00% 9/1/2055	2,400	2,352
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,780	2,542
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,290	1,080
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,250	1,244
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,965	2,016
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	500	502
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2040	1,090	1,062
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2041	1,160	1,104
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Moldaw Residences), Series 2024, 5.00% 11/1/2049	1,610	1,652
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Sequoia Living Projects), Series 2025-A, 5.00% 7/1/2036	635	693
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Sequoia Living Projects), Series 2025-A, 5.00% 7/1/2055	2,760	2,778
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	185	189
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 5.00% 9/2/2040 (b)	265	262
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 5.25% 9/2/2061 (b)	290	289
Statewide Communities Dev. Auth., Open PACE Limited Obligation Improvement Bonds (HR Ontario Hotel Project), Series 2026, 6.25% 9/2/2061 (b)	275	278
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-B, 1.45% 4/1/2028	1,250	1,205
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 1.75% 9/1/2029	8,530	8,014
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 4.50% 11/1/2033	5,650	5,759
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2035	1,465	1,491
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 3.50% 3/1/2038	195	173
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 3/1/2042	1,240	1,096

American Funds Tax-Exempt Income Funds	358

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2027	USD200	$202
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2029	405	409
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2032	470	496
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2034	1,565	1,640
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 3.50% 4/1/2035	250	242
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2039	500	482
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 4.00% 4/1/2042	2,075	1,942
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046	6,845	5,224
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 4.00% 4/1/2047	275	241
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2047	4,830	4,831
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051	4,605	2,914
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,000	3,495
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	6,450	5,425
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 7/1/2048	500	454
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (b)	4,000	4,353
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (b)	25,900	28,741
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)	500	530
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034 (b)	100	102
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039 (b)	105	105
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051 (b)	2,315	2,214
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-B-1, 2.85% 10/1/2032	1,500	1,449
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2050	415	423
Statewide Communities Dev. Auth., Rev. Bonds (Odd Fellows Home of California Project), Series 2026-A, 5.00% 4/1/2056	1,435	1,444
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2031	1,135	1,137
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2032	1,500	1,503
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-A, 3.50% 7/1/2034	150	149
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032 (b)	2,025	2,032
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2041 (b)	13,295	12,746
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (b)	4,500	4,501
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046 (b)	3,125	3,066
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2036	500	527

359	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2037	USD350	$368
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2038	250	262
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 4.125% 4/1/2053	700	653
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.00% 9/2/2038	310	289
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.25% 9/2/2039	390	368
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2039	1,235	1,280
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.25% 9/2/2040	215	201
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.25% 9/2/2041	235	218
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 5.00% 9/2/2046	860	882
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2049	3,500	3,525
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2022, 5.75% 9/2/2052	8,100	7,965
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 4.00% 5/15/2046	7,465	6,981
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	5,205	4,857
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029	1,000	1,001
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2030	1,500	1,502
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2032	1,000	1,001
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2035	1,250	1,251
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2044	3,000	3,047
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2049	2,500	2,493
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2054	3,500	3,438
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	1,600	1,622
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,250	1,258
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	3,100	3,071
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	4,500	4,398
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, AGI, 5.00% 9/1/2028	445	467
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, AGI, 5.00% 9/1/2029	460	492
Stockton Unified School Dist., GO Bonds, 2018 Election, Series 2021-B, AGI, 4.00% 8/1/2040	790	791
Stockton Unified School Dist., GO Bonds, 2018 Election, Series 2021-B, AGI, 4.00% 8/1/2045	9,245	8,843
Stockton Unified School Dist., GO Bonds, 2022 Election, Series 2025-A, BAM, 5.00% 8/1/2049	2,000	2,084
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2037	350	387
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2039	415	453
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2040	500	543
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2048	1,000	865
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, CAB, Series 2021, 0% 9/1/2041	200	93

American Funds Tax-Exempt Income Funds	360

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, CAB, Series 2021, 0% 9/1/2052	USD8,800	$2,076
Sweetwater Union High School Dist., GO Bonds, 2006 Election, Series 2018-C, 4.00% 8/1/2043	4,290	4,164
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2040	6,020	6,226
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2041	6,690	6,862
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2034	1,170	860
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2037	1,250	774
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2044	2,000	808
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2045	2,000	761
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2046	2,000	716
Sweetwater Union High School Dist., GO Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2032	530	531
Sweetwater Union High School Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2047	4,750	4,303
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2038	1,250	1,315
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	1,240	1,218
City of Temecula Public Fncg. Auth. Community Facs. Dist. No. 20-01, Special Tax Bonds (Heirloom Farms), Series 2024, 5.00% 9/1/2044	920	934
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2050	2,100	2,098
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.25% 9/1/2043	700	659
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.375% 9/1/2052	1,600	1,441
Temecula Valley Unified School Dist., GO Bonds, 2012 Election, Series 2016-B, AGI, 4.00% 8/1/2045	1,400	1,339
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	930	917
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,045	942
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	1,895	1,899
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 4.00% 6/1/2034	670	678
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028	1,500	1,554
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2032	2,400	2,541
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2033	2,000	2,118
Township of Washington, Health Care Dist., GO Bonds, 2020 Election, Series 2023-B, 5.25% 8/1/2048	1,125	1,174
Township of Washington, Health Care Dist., GO Bonds, 2020 Election, Series 2023-B, 5.50% 8/1/2053	500	528
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2030	535	556
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2034	1,380	1,423
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2030	260	268
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	290	299

361	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	USD300	$309
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2033	335	344
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2034	400	410
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	440	450
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	485	495
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2037	530	539
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2038	575	583
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	870	872
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,750	1,708
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	750	740
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,100	1,015
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,600	1,416
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,100	1,766
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045	1,000	1,003
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2049	2,135	2,123
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2029	1,280	1,316
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2032	500	509
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2033	300	306
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2034	300	305
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2035	300	304
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2038	820	823
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, AGI, 4.00% 11/15/2034	2,235	2,235
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, AGI, 4.00% 11/15/2035	1,320	1,320
County of Tulare, Local Health Care Dist., GO Rev. Ref. Bonds, Series 2020, BAM, 4.00% 8/1/2039	1,850	1,802
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2036	600	604
Twin Rivers Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2016, AGI, 0% 8/1/2041	7,000	3,472
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2035	1,250	1,401
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.00% 5/15/2036	2,000	2,253
Regents of the University of California, General Rev. Bonds, Series 2026-CG, 5.25% 5/15/2037	2,000	2,320
Regents of the University of California, General Rev. Bonds, Series 2026-CH, 5.25% 5/15/2038	14,625	16,975
Regents of the University of California, General Rev. Bonds, Series 2026-CH, 5.25% 5/15/2039	3,620	4,204
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2040	2,570	2,564
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	3,205	3,711
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.50% 5/15/2040	6,450	7,338
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2047	1,855	1,752
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 4.00% 5/15/2055	10,420	9,456
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2038	1,215	1,228
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2040	1,205	1,200
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2040	260	243
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2045	165	144
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	265	218
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 8/1/2046 (preref. 8/1/2045)	2,120	2,120
City of Vacaville, Community Facs. Dist. No. 1, Improvement Area No. 1, Special Tax Bonds (Lower Lagoon Valley), Series 2025-A, 5.00% 9/1/2045	810	810

American Funds Tax-Exempt Income Funds	362

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Vacaville, Community Facs. Dist. No. 1, Improvement Area No. 1, Special Tax Bonds (Lower Lagoon Valley), Series 2025-A, 5.125% 9/1/2050	USD1,250	$1,234
City of Vacaville, Community Facs. Dist. No. 1, Improvement Area No. 1, Special Tax Bonds (Lower Lagoon Valley), Series 2025-A, 5.25% 9/1/2055	1,475	1,475
Val Verde Unified School Dist., GO Bonds, 2012 Election, Series 2016-C, AGI, 4.00% 8/1/2045	1,550	1,550
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2021-B, AGI, 4.00% 8/1/2046	1,885	1,808
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2021-B, AGI, 4.00% 8/1/2051	2,850	2,608
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM, 4.00% 5/1/2046	3,350	3,279
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM, 4.00% 5/1/2051	4,500	4,136
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2042	1,760	1,923
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2043	785	854
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2045	1,145	1,241
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2046	955	1,029
Various Purpose GO Bonds, Series 2021, 5.00% 12/1/2046 (preref. 12/1/2030)	25	27
Various Purpose GO Bonds, Series 2024, 4.00% 9/1/2047	3,165	3,056
Various Purpose GO Bonds, Series 2025, 5.25% 8/1/2055	2,665	2,848
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2034	1,555	1,762
Various Purpose GO Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036	1,750	1,784
Various Purpose GO Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036 (preref. 3/1/2030)	40	42
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2037	1,250	1,403
Various Purpose GO Rev. Ref. Bonds, Series 2022, 4.00% 4/1/2042	5,000	4,949
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2045	3,000	3,237
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	1,180	1,205
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	1,470	1,511
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2037	1,565	1,655
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2040	775	808
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	1,180	1,185
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	2,390	2,371
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	2,210	2,325
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2026-A, 6.25% 12/1/2056	2,280	2,547
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2018-CR, 4.00% 12/1/2048	2,375	2,386
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	2,595	2,606
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	2,305	2,288
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	3,665	3,824
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-A, BAM, 4.00% 8/1/2031	1,000	1,000
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2035	3,630	3,630
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2036	1,665	1,656
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2037	3,800	3,727
West Contra Costa Unified School Dist., GO Bonds, 2012 Election, Series 2020-E, AGI, 4.00% 8/1/2049	2,000	1,874
West Contra Costa Unified School Dist., GO Bonds, 2020 Election, Series 2024-B, BAM, 4.00% 8/1/2054	3,105	2,859
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2031	7,500	6,326
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	9,000	6,180
City of West Sacramento, Fin. Auth., Special Tax Rev. Bonds, Series 2006-A, AGI, 5.00% 9/1/2026	80	80
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 9/1/2042	1,150	1,154
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	600	601
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2032	1,240	1,242
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM, 4.00% 11/1/2031	3,105	3,109
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM, 4.00% 11/1/2035	2,220	2,221
Whittier Union High School Dist., GO Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2046	6,900	5,380
Whittier Union High School Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2032	2,000	1,651
William S. Hart Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, 0% 8/1/2032	2,000	1,636
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2033	1,275	1,303

363	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2038	USD1,445	$1,465
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2044	1,455	1,463
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2048	1,605	1,608
Yosemite Community College Dist., GO Bonds, CAB, 2004 Election, Series 2010-D, 0% 8/1/2031	1,500	1,266
		3,345,837
American Samoa 0.07%
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2027 (b)	310	314
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2028 (b)	380	388
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2029 (b)	325	333
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2031 (b)	1,500	1,549
		2,584
Guam 0.52%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2030	250	260
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2030	750	787
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2031	350	370
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	350	367
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2036	685	726
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2037	250	265
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2038	350	369
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2039	450	471
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2040	660	688
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2041	400	414
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2042	515	532
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2043	250	258
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	2,000	2,072
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2035	500	535
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2036	370	393
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	5,185	4,855
GO Bonds, Series 2019, AMT, 5.00% 11/15/2031	1,695	1,751
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	635	650
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	3,000	2,882
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2037	400	405
		19,050
New Hampshire 0.09%
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.809% 7/20/2040 (c)	3,967	3,432
Puerto Rico 1.15%
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (f)	2,000	1,455
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	200	188
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	16,150	11,527
GO Taxable Bonds, Series 2022, 0% 11/1/2051 (c)	2,087	921

American Funds Tax-Exempt Income Funds	364

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	USD22,783	$16,660
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	1,830	1,830
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	170	170
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	2,000	1,902
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	3,417	3,340
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	2,468	2,412
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	5,000	1,828
		42,233
United States 0.45%
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (b)	7,390	6,724
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	7,560	7,234
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034	1,745	1,601
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	950	781
		16,340
Virgin Islands 0.23%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	2,500	2,539
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	1,565	1,604
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	2,080	2,162
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,740	1,831
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	210	216
		8,352
Total bonds, notes & other debt instruments (cost: $3,550,075,000)		3,437,828
Rights & warrants 0.00%	Shares
Municipals 0.00%
BL Train Holdings West, LLC, warrants, expire 4/30/2036 (g)	18,000	36
Total rights & warrants (cost: $—)		36
Short-term securities 5.51%	Principal amount (000)
Municipals 5.51%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2023-B, 2.85% 4/1/2055 (c)	USD14,715	14,715
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-E, 2.70% 4/1/2059 (c)	15,335	15,335
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-H, 2.70% 4/1/2059 (c)	4,440	4,440
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2018-A, 2.65% 7/1/2046 (c)	5,700	5,700
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2027	750	764
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (b)(e)	7,000	6,998
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2026, 5.00% 6/24/2027	18,000	18,382

365	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-A, 2.60% 11/1/2035 (c)	USD20,275	$20,275
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-B, 2.60% 11/1/2035 (c)	22,490	22,490
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-C, 2.75% 11/1/2035 (c)	6,835	6,835
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2026-A, AMT, 2.875% 3/1/2056 (put 9/15/2026) (e)	17,000	16,993
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-A, AMT, 2.85% 11/1/2046 (put 9/1/2026) (e)	5,785	5,783
Oakland Unified School Dist., GO Rev. Ref. Bonds, Series 2026-A, 5.00% 8/1/2026	2,500	2,500
City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 1.69% 2/1/2035 (c)	15,080	15,080
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 2.95% 11/1/2042 (put 10/15/2026) (e)	10,000	10,000
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 4.20% 11/1/2038 (put 7/2/2029) (e)	7,000	7,172
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 2.875% 7/1/2043 (put 8/17/2026) (b)(e)	7,190	7,189
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.45% 11/1/2040 (put 11/2/2026) (e)	3,750	3,752
Statewide Communities Dev. Auth., Rev. IAM Commercial Paper, Series 2026, 2.49% 11/5/2026	15,000	14,994
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 2.70% 5/15/2048 (c)	2,900	2,900
Total short-term securities (cost: $202,112,000)		202,297
Total investment securities 99.20% (cost: $3,752,187,000)		3,640,161
Other assets less liabilities 0.80%		29,409
Net assets 100.00%		$3,669,570
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	1,247	10/5/2026	USD256,395	$(481)
5 Year U.S. Treasury Note Futures	Long	5	10/5/2026	530	(5)
					$(486)

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $285,923,000, which represented
7.79% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	For short-term securities, the mandatory put date is considered to be the maturity date.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Non-income producing.

American Funds Tax-Exempt Income Funds	366

The Tax-Exempt Fund of California® (continued)

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group

Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation

IAM = Interest at Maturity
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

367	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York®
Investment portfolio July 31, 2026

Bonds, notes & other debt instruments 97.07%	Principal amount (000)	Value (000)
New York 92.91%
City of Albany Capital Resource Corp., Rev. Bonds (Albany Medical Center Hospital Project), Series 2025-A, 5.25% 5/1/2050	USD1,000	$1,043
City of Albany Capital Resource Corp., Rev. Bonds (Albany Medical Center Hospital Project), Series 2025-A, 5.50% 5/1/2055	1,000	1,052
City of Albany Capital Resource Corp., Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 5/1/2032	400	400
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	1,280	1,187
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, AGI, 5.00% 10/1/2030	500	510
City of Battery Park Auth., Senior Rev. Bonds, Series 2023-B, 5.00% 11/1/2035	1,000	1,123
City of Battery Park Auth., Senior Rev. Green Bonds, Series 2025, 5.25% 11/1/2055	1,575	1,668
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	1,185	987
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	1,925	1,927
Build NYC Resource Corp., Airport Facs. Rev. Bonds (TRIPS Obligated Group), Series 2025, AMT, 5.50% 7/1/2050	1,500	1,538
Build NYC Resource Corp., Rev. Bonds (261 Walton Fac. LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.50% 6/1/2056 (a)	165	161
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2030	200	197
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2036	400	374
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.00% 7/1/2042	1,000	1,018
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.25% 7/1/2057	1,100	1,100
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/15/2031	550	547
Build NYC Resource Corp., Rev. Bonds (Success Academy Charter Schools Project), Series 2024, 5.00% 9/1/2037	1,000	1,042
Build NYC Resource Corp., Rev. Bonds (The Young Men’s And Young Women’s Hebrew Assn. Project), Series 2024, 5.00% 12/1/2028	1,000	1,045
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	270	266
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035 (a)	915	916
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, 0% 11/15/2026	205	203
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	2,300	1,260
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2048	3,540	1,173
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2026-A, 5.00% 11/15/2042	750	807
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2039	1,625	1,601
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2044	500	494
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	1,250	905
Dormitory Auth., Pace University Rev. Bonds, Series 2024-A, 5.50% 5/1/2056	1,500	1,519
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	500	403
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 7/1/2030	1,000	1,084
Dormitory Auth., Rev. Bonds (Cornell University), Series 2024-A, 5.50% 7/1/2054	1,500	1,603
Dormitory Auth., Rev. Bonds (Iona College), Series 2021-A, 5.00% 7/1/2046	250	250
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	1,500	1,302
Dormitory Auth., Rev. Bonds (Memorial Sloan Kettering Cancer Center), Series 2025, 5.25% 7/1/2054	1,000	1,053
Dormitory Auth., Rev. Bonds (Mount Sinai Obligated Group), Series 2025, 5.00% 7/1/2045	1,000	1,003
Dormitory Auth., Rev. Bonds (Mount Sinai Obligated Group), Series 2025, 5.25% 7/1/2050	1,000	990
Dormitory Auth., Rev. Bonds (New York University), Series 2021-A, 4.00% 7/1/2046	3,050	2,816
Dormitory Auth., Rev. Bonds (New York University), Series 2025-A, 5.00% 7/1/2046	1,000	1,058
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2024-A, 4.00% 5/1/2054	1,000	853
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 7/1/2033	400	401
Dormitory Auth., Rev. Bonds (Orchard Park CCRC, Inc. Obligated Group), Series 2025-A, 5.125% 11/15/2055	1,000	998
Dormitory Auth., Rev. Bonds (Presbyterian Hospital Obligated Group), Series 2023-A, 5.00% 8/1/2038	1,000	1,089
Dormitory Auth., Rev. Bonds (Roswell Park Cancer Institute Obligated Group), Series 2025-A, AGI, 5.50% 7/1/2055	1,000	1,055
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049	1,000	881
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 1/1/2038 (preref. 1/3/2028)	500	516
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	1,605	1,640

American Funds Tax-Exempt Income Funds	368

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	USD950	$992
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2023-A, AGI, 5.00% 10/1/2035	1,000	1,078
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2040	1,000	971
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2041 (preref. 8/15/2027)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041	1,000	1,052
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048	1,000	896
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	1,495	1,068
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051 (preref. 3/15/2032)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2053	1,250	1,279
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.50% 3/15/2053	1,185	1,264
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2055	1,265	1,290
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.25% 3/15/2056	1,000	1,043
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2039	2,275	2,329
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2048	1,500	1,523
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-B, 5.00% 3/15/2054	1,895	1,933
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	4,640	4,731
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2056	1,250	1,271
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2052	1,000	1,023
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	1,285	1,336
Energy Fin. Dev. Corp., Energy Supply Rev. Bonds, Series 2025, 5.00% 7/1/2056 (put 12/1/2033)	2,110	2,147
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	1,110	1,127
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 2004-B, AMT, 4.00% 5/15/2032	1,500	1,515
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 8/15/2036	1,950	1,951
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029) (a)	1,500	1,452
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 4.30% 12/1/2044 (put 6/2/2036) (a)	250	248
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	1,000	1,046
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	800	802
City of Geneva, Dev. Corp. Rev. Bonds (Hobart and William Smith Colleges Project), Series 2026, 5.00% 2/1/2056	835	819
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042	750	662
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-D, 3.55% 11/1/2039	1,000	903
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	370	363
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2033	1,700	1,718
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2035	1,000	1,010
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 11/1/2037	1,000	961
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	715	576
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	500	371
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 4.00% 2/15/2043	2,305	2,154
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040 (a)	350	350
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 11/15/2044 (a)	375	376
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	1,500	1,101
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	2,150	1,480
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	1,000	704
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 9/1/2047	2,225	2,249
Long Island Power Auth., Electric System General Rev. Bonds, Series 2024-A, 5.00% 9/1/2054	2,000	2,041
Long Island Power Auth., Electric System General Rev. Green Bonds, Series 2023-E, 5.00% 9/1/2053	1,315	1,350
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051	500	500

369	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	USD1,000	$1,059
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C-1, 5.00% 11/15/2039	1,990	2,051
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	1,000	1,019
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, AGI, 4.00% 11/15/2049	1,000	859
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	1,000	862
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	1,500	1,508
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052	1,305	1,315
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034	1,000	1,005
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2024-A, 5.25% 11/15/2049	1,000	1,032
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2033	430	430
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2034	380	380
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2020-A, 4.00% 12/1/2046	1,500	1,276
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	30	30
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	245	246
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048	40	40
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049	180	181
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	645	642
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 273, 6.00% 10/1/2055	1,250	1,363
County of Nassau, GO General Improvement Bonds, Series 2017-A, 5.00% 1/15/2030	1,000	1,010
County of Nassau, GO General Improvement Rev. Ref. Bonds, Series 2023-B, 5.00% 4/1/2036	1,000	1,099
New York City GO Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2034	1,000	1,001
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2032	1,000	1,028
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2047	1,170	1,216
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2048	1,600	1,671
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.25% 4/1/2054	2,035	2,094
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2036	1,500	1,638
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2047	1,000	1,037
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2044	1,715	1,803
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 11/1/2037	885	833
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.40% 11/1/2046	2,405	1,642
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	710	715
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	1,060	1,071
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 7/1/2028	95	95
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2034	750	715
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	1,000	842
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, 4.00% 3/1/2045	1,000	901
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	750	544
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 6/15/2047	1,055	1,057
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 6/15/2046	1,250	1,260
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-GG-1, 4.00% 6/15/2050	1,000	900
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2022, Series 2022-BB-1, 4.00% 6/15/2045	1,000	954
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 4.125% 6/15/2047	2,320	2,158
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-AA-1, 5.25% 6/15/2052	1,270	1,321

American Funds Tax-Exempt Income Funds	370

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.25% 6/15/2053	USD1,825	$1,900
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-BB-1, 5.25% 6/15/2054	1,500	1,552
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.25% 6/15/2054	2,050	2,136
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.25% 6/15/2055	2,415	2,523
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-DD, 5.00% 6/15/2036	1,000	1,134
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-DD, 5.00% 6/15/2038	1,000	1,134
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2056	950	973
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2036	1,000	1,033
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2043	1,350	1,447
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2042	1,000	1,008
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-3, 4.00% 8/1/2042	1,425	1,328
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2036	1,380	1,420
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2042	1,000	953
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-F-1, 4.00% 2/1/2051	1,430	1,294
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2040	1,000	1,062
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	1,000	1,037
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2045	1,000	1,049
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	1,055	1,100
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2047	2,760	2,849
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.25% 5/1/2048	1,000	1,047
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2039	1,100	1,188
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2043	1,250	1,327
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-I, 5.25% 11/1/2051	1,500	1,570
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2035	1,000	1,009
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2027	600	601
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2028	500	501
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	700	701
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	500	535
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, AGI, 5.00% 5/1/2030	1,000	1,001
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 12/1/2040	1,000	1,040
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.50% 12/1/2056	1,640	1,759
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2038	1,365	1,313
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038	1,000	1,003
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2040	1,310	1,228
Port Auth., Consolidated Bonds, Series 217, 5.00% 11/1/2044	1,500	1,560
Port Auth., Consolidated Bonds, Series 205, 5.00% 11/15/2047	1,000	1,007
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055	1,500	1,326
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 4.00% 11/15/2047	1,000	928
Southold Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 12/1/2045	1,500	1,500
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-B-2, 5.35% 11/1/2049 (a)	130	127
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	968
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2041	1,900	1,793
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047	1,500	1,338
Thruway Auth., General Rev. Bonds, Series 2020-N, 3.00% 1/1/2049	1,970	1,431
Thruway Auth., General Rev. Bonds, Series 2024-P, 5.25% 1/1/2054	1,350	1,399
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039	1,835	1,782
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2048	1,250	1,297
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2050	1,000	872
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, AGI, 4.00% 1/1/2053	1,015	908
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2026-A, 5.00% 9/15/2048	1,500	1,557
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2053	1,000	1,018

371	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	USD1,000	$1,001
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2022-A, 4.00% 7/1/2042	800	755
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2044	1,455	1,455
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2041	1,000	938
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	250	240
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	1,000	1,037
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	500	528
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	600	617
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	1,050	973
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040	1,500	1,429
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	1,760	1,801
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2034	500	500
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	1,000	984
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	500	500
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	1,000	1,015
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	725	715
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	500	510
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	2,940	2,777
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.00% 6/30/2049	1,000	997
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2055	900	945
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.125% 6/30/2060	1,250	1,244
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AGI, AMT, 5.25% 12/31/2054	1,500	1,524
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2054	1,855	1,881
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2048	1,500	1,551
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	1,500	1,321
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	2,750	2,807
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2026-A-1, 5.25% 11/15/2054	1,380	1,444
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 11/15/2055	1,000	1,042
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2021-A, 4.00% 5/15/2046	1,260	1,169
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2022-A, 5.00% 5/15/2057	1,500	1,527
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-A, 5.00% 5/15/2054	1,500	1,530

American Funds Tax-Exempt Income Funds	372

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	USD1,655	$1,713
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	1,515	1,571
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.25% 5/15/2059	1,670	1,714
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2036	1,500	1,553
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	1,415	1,259
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039	1,500	1,463
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2043	1,250	1,195
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2046	3,250	3,056
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2048	1,500	1,381
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 3.00% 3/15/2049	1,500	1,090
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2049	1,500	1,548
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2035	1,000	1,120
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041	1,500	1,524
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	810	887
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 6/15/2053	1,000	1,038
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 11/1/2030	105	105
Westchester County Local Dev. Corp., Rev. Bonds (Miriam Osborn Memorial Home Assn. Project), Series 2019, 5.00% 7/1/2027	200	203
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2037	1,000	1,000
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	1,025	972
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056 (a)	335	298
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 5.25% 12/1/2040 (a)	250	249
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2034	1,150	1,150
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	1,500	1,370
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2051	1,000	1,003
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2049	1,100	986
		273,797
Guam 1.15%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	960	899
GO Bonds, Series 2019, AMT, 5.00% 11/15/2031	1,040	1,074
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	1,355	1,400
		3,373
Puerto Rico 2.96%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042 (a)	1,000	960
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	1,000	978
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,000	938
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	2,029	1,448
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	540	541
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	2,334	2,282
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	609	595
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	1,023	984
		8,726

373	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virgin Islands 0.05%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	USD150	$154
Total bonds, notes & other debt instruments (cost: $295,877,000)		286,050
Short-term securities 1.85%
Municipals 1.85%
Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 2.17% 7/1/2032 (b)	600	600
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-1, 2.95% 11/1/2031 (b)	2,120	2,120
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.05% 1/1/2032 (b)	1,025	1,025
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.95% 1/1/2035 (b)	1,715	1,715
		5,460
Total short-term securities (cost: $5,460,000)		5,460
Total investment securities 98.92% (cost: $301,337,000)		291,510
Other assets less liabilities 1.08%		3,171
Net assets 100.00%		$294,681
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	51	10/5/2026	USD10,486	$(36)
5 Year U.S. Treasury Note Futures	Long	21	10/5/2026	2,226	(16)
					$(52)

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,984,000, which represented
2.37% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds

Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance

Fncg. = Financing
GO = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	374

Financial statements
Statements of assets and liabilities at July 31, 2026 (dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$2,367,981	$6,002,534	$24,449,226
Cash	307	287	31
Cash collateral pledged for futures contracts	415	967	8,876
Receivables for:
Sales of investments	— *	— *	10,994
Sales of fund’s shares	7,499	6,493	33,435
Interest	24,127	58,622	242,840
Variation margin on futures contracts	—	—	—
	2,400,329	6,068,903	24,745,402
Liabilities:
Unrealized depreciation on unfunded commitments†	—	—	—
Payables for:
Purchases of investments	28,824	35,541	198,284
Repurchases of fund’s shares	3,051	7,626	35,303
Dividends on fund’s shares	55	516	3,551
Investment advisory services	410	1,152	4,881
Services provided by related parties	192	764	2,778
Trustees’ deferred compensation	38	131	913
Variation margin on futures contracts	71	179	2,251
Other	1	3	15
	32,642	45,912	247,976
Commitments and contingencies†
Net assets at July 31, 2026	$2,367,687	$6,022,991	$24,497,426
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,403,634	$6,246,592	$25,919,237
Total distributable earnings (accumulated loss)	(35,947)	(223,601)	(1,421,811)
Net assets at July 31, 2026	$2,367,687	$6,022,991	$24,497,426
Investment securities in unaffiliated issuers, at cost	$2,376,237	$6,068,579	$25,281,614

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

375	American Funds Tax-Exempt Income Funds

Financial statements (continued)
Statements of assets and liabilities at July 31, 2026  (continued)(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Assets:
Investment securities in unaffiliated issuers, at value	$14,946,622	$3,640,161	$291,510
Cash	97	51	238
Cash collateral pledged for futures contracts	6,321	1,553	127
Receivables for:
Sales of investments	8,797	—	—
Sales of fund’s shares	21,146	6,499	443
Interest	265,925	44,708	3,101
Variation margin on futures contracts	603	—	—
	15,249,511	3,692,972	295,419
Liabilities:
Unrealized depreciation on unfunded commitments†	3,378	—	—
Payables for:
Purchases of investments	96,941	15,834	—
Repurchases of fund’s shares	22,908	5,511	568
Dividends on fund’s shares	3,723	505	45
Investment advisory services	3,626	795	64
Services provided by related parties	1,461	396	34
Trustees’ deferred compensation	258	65	8
Variation margin on futures contracts	1,868	294	19
Other	9	2	— *
	134,172	23,402	738
Commitments and contingencies†
Net assets at July 31, 2026	$15,115,339	$3,669,570	$294,681
Net assets consist of:
Capital paid in on shares of beneficial interest	$15,733,390	$3,829,939	$313,500
Total distributable earnings (accumulated loss)	(618,051)	(160,369)	(18,819)
Net assets at July 31, 2026	$15,115,339	$3,669,570	$294,681
Investment securities in unaffiliated issuers, at cost	$15,269,238	$3,752,187	$301,337
*
Amount less than one thousand.
†
Refer to Note 5 for further information on unfunded commitments.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	376

Financial statements (continued)
Statements of assets and liabilities at July 31, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,186,104	$3,064,692	$11,572,620
	Shares outstanding	118,515	198,286	938,671
	Net asset value per share	$10.01	$15.46	$12.33
Class C:	Net assets		$8,313	$95,238
	Shares outstanding	Not applicable	538	7,725
	Net asset value per share		$15.46	$12.33
Class F-1:	Net assets	$2,930	$23,692	$142,837
	Shares outstanding	293	1,533	11,586
	Net asset value per share	$10.01	$15.46	$12.33
Class F-2:	Net assets	$250,766	$726,778	$6,083,648
	Shares outstanding	25,056	47,023	493,453
	Net asset value per share	$10.01	$15.46	$12.33
Class F-3:	Net assets	$812,943	$2,043,697	$6,603,072
	Shares outstanding	81,228	132,227	535,584
	Net asset value per share	$10.01	$15.46	$12.33
Class R-6:	Net assets	$114,944	$155,819	$11
	Shares outstanding	11,485	10,081	1
	Net asset value per share	$10.01	$15.46	$12.33

Refer to the notes to financial statements.

377	American Funds Tax-Exempt Income Funds

Financial statements (continued)
Statements of assets and liabilities at July 31, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$5,803,316	$1,460,152	$180,847
	Shares outstanding	381,446	88,180	18,259
	Net asset value per share	$15.21	$16.56	$9.90
Class C:	Net assets	$76,178	$15,607	$3,366
	Shares outstanding	5,007	942	340
	Net asset value per share	$15.21	$16.56	$9.91
Class F-1:	Net assets	$167,670	$37,589	$1,318
	Shares outstanding	11,021	2,270	133
	Net asset value per share	$15.21	$16.56	$9.91
Class F-2:	Net assets	$3,993,727	$822,380	$47,840
	Shares outstanding	262,504	49,664	4,830
	Net asset value per share	$15.21	$16.56	$9.90
Class F-3:	Net assets	$5,074,437	$1,333,842	$61,310
	Shares outstanding	333,538	80,552	6,190
	Net asset value per share	$15.21	$16.56	$9.90
Class R-6:	Net assets	$11
	Shares outstanding	1	Not applicable	Not applicable
	Net asset value per share	$15.21

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	378

Financial statements (continued)
Statements of operations for the year ended July 31, 2026(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Investment income:
Income:
Interest from unaffiliated issuers	$72,635	$196,448	$906,427
Fees and expenses*:
Investment advisory services	4,640	13,481	53,001
Distribution services	1,755	9,502	30,687
Transfer agent services	652	2,085	10,894
Administrative services	682	1,786	7,244
Reports to shareholders	40	96	348
Registration statement and prospectus	251	684	2,354
Trustees’ compensation	21	59	295
Auditing and legal	78	93	175
Custodian	5	15	59
Federal, state and local taxes	3	— †	620
Other	13	15	39
Total fees and expenses before waivers and/or reimbursements	8,140	27,816	105,716
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	116	—
Miscellaneous fee reimbursements	182	—	—
Total fees and expenses after waivers and/or reimbursements	7,958	27,700	105,716
Net investment income	64,677	168,748	800,711
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in unaffiliated issuers	7,088	18,206	(18,676)
Futures contracts	(2,173)	(5,941)	(19,774)
	4,915	12,265	(38,450)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(10,770)	(4,596)	475,179
Futures contracts	4	29	(2,113)
	(10,766)	(4,567)	473,066
Net realized gain (loss) and unrealized appreciation (depreciation)	(5,851)	7,698	434,616
Net increase (decrease) in net assets resulting from operations	$58,826	$176,446	$1,235,327

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

379	American Funds Tax-Exempt Income Funds

Financial statements (continued)
Statements of operations for the year ended July 31, 2026 (continued)(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Investment income:
Income:
Interest from unaffiliated issuers	$689,936	$131,296	$11,535
Fees and expenses*:
Investment advisory services	38,756	8,872	766
Distribution services	18,261	3,892	489
Transfer agent services	6,744	1,197	110
Administrative services	4,173	1,041	86
Reports to shareholders	283	33	13
Registration statement and prospectus	1,860	299	129
Trustees’ compensation	122	36	3
Auditing and legal	142	93	73
Custodian	33	7	7
Federal, state and local taxes	— †	101	—
Other	159	13	11
Total fees and expenses before waivers and/or reimbursements	70,533	15,584	1,687
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	95	50
Miscellaneous fee reimbursements	—	—	179
Total fees and expenses after waivers and/or reimbursements	70,533	15,489	1,458
Net investment income	619,403	115,807	10,077
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(171,594)	2,440	(713)
Futures contracts	(7,146)	(2,042)	(98)
	(178,740)	398	(811)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	476,775	68,109	8,065
Futures contracts	(3,281)	(338)	(66)
	473,494	67,771	7,999
Net realized gain (loss) and unrealized appreciation (depreciation)	294,754	68,169	7,188
Net increase (decrease) in net assets resulting from operations	$914,157	$183,976	$17,265
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	380

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Year ended July 31,		Year ended July 31,		Year ended July 31,
	2026	2025	2026	2025	2026	2025
Operations:
Net investment income	$64,677	$57,346	$168,748	$152,263	$800,711	$769,543
Net realized gain (loss)	4,915	(2,357)	12,265	(15,118)	(38,450)	(77,026)
Net unrealized appreciation (depreciation)	(10,766)	20,175	(4,567)	46,359	473,066	(697,128)
Net increase (decrease) in net assets resulting from operations	58,826	75,164	176,446	183,504	1,235,327	(4,611)
Distributions paid or accrued to shareholders	(64,014)	(56,576)	(162,856)	(148,345)	(760,019)	(749,761)
Net capital share transactions	213,082	235,456	395,813	37,023	1,156,445	180,722
Total increase (decrease) in net assets	207,894	254,044	409,403	72,182	1,631,753	(573,650)
Net assets:
Beginning of year	2,159,793	1,905,749	5,613,588	5,541,406	22,865,673	23,439,323
End of year	$2,367,687	$2,159,793	$6,022,991	$5,613,588	$24,497,426	$22,865,673

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
	Year ended July 31,		Year ended July 31,		Year ended July 31,
	2026	2025	2026	2025	2026	2025
Operations:
Net investment income	$619,403	$599,901	$115,807	$101,105	$10,077	$9,201
Net realized gain (loss)	(178,740)	(20,601)	398	(10,680)	(811)	(1,107)
Net unrealized appreciation (depreciation)	473,494	(559,337)	67,771	(115,072)	7,999	(13,875)
Net increase (decrease) in net assets resulting from operations	914,157	19,963	183,976	(24,647)	17,265	(5,781)
Distributions paid or accrued to shareholders	(564,383)	(569,899)	(110,635)	(98,901)	(9,681)	(8,888)
Net capital share transactions	1,012,194	1,423,640	483,337	176,606	16,928	7,316
Total increase (decrease) in net assets	1,361,968	873,704	556,678	53,058	24,512	(7,353)
Net assets:
Beginning of year	13,753,371	12,879,667	3,112,892	3,059,834	270,169	277,522
End of year	$15,115,339	$13,753,371	$3,669,570	$3,112,892	$294,681	$270,169
Refer to the notes to financial statements.

381	American Funds Tax-Exempt Income Funds

Notes to financial statements
1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end management investment companies.
Each fund’s investment objectives are as follows:
American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.
Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.
The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.
American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.
The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.
American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal,
New York state and New York City income taxes. Its secondary objective is preservation of capital.
American Funds Short-Term Tax-Exempt Bond Fund has five share classes consisting of four retail share classes (Class A, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have six share classes consisting of five retail share classes (Classes A and C, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have five retail share classes (Classes A and C, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*
Class C shares are not available for purchase in American Funds Short-Term Tax-Exempt Bond Fund.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

American Funds Tax-Exempt Income Funds	382

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on each fund’s ex-dividend date.
3. Valuation

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each share class of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

383	American Funds Tax-Exempt Income Funds

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the boards of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

American Funds Tax-Exempt Income Funds	384

The funds’ valuation levels as of July 31, 2026, were as follows (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$295,731	$—	$295,731
California	—	240,126	—	240,126
New York	—	215,221	—	215,221
Alabama	—	108,938	—	108,938
Pennsylvania	—	89,848	—	89,848
Florida	—	82,774	—	82,774
Ohio	—	75,443	—	75,443
Illinois	—	75,104	—	75,104
Other	—	962,400	—	962,400
Short-term securities	—	222,396	—	222,396
Total	$—	$2,367,981	$—	$2,367,981

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(64)	$—	$—	$(64)
Total	$(64)	$—	$—	$(64)
Limited Term Tax-Exempt Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$814,123	$—	$814,123
California	—	647,113	—	647,113
New York	—	427,747	—	427,747
Alabama	—	427,428	—	427,428
Illinois	—	253,934	—	253,934
Pennsylvania	—	191,021	—	191,021
New Jersey	—	171,643	—	171,643
Georgia	—	158,150	—	158,150
Florida	—	149,186	—	149,186
Washington	—	146,359	—	146,359
Other	—	2,187,077	—	2,187,077
Short-term securities	—	428,753	—	428,753
Total	$—	$6,002,534	$—	$6,002,534

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(154)	$—	$—	$(154)
Total	$(154)	$—	$—	$(154)
Refer to the end of the table(s) for footnote(s).

385	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$3,046,421	$—	$3,046,421
New York	—	2,592,859	—	2,592,859
California	—	2,361,186	—	2,361,186
Illinois	—	1,869,075	—	1,869,075
Alabama	—	1,417,813	—	1,417,813
Florida	—	923,096	—	923,096
Pennsylvania	—	742,941	—	742,941
Washington	—	639,526	—	639,526
New Hampshire	—	596,393	—	596,393
Michigan	—	504,738	—	504,738
Other	—	8,217,735	—	8,217,735
Short-term securities	—	1,537,443	—	1,537,443
Total	$—	$24,449,226	$—	$24,449,226

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(6,344)	$—	$—	$(6,344)
Total	$(6,344)	$—	$—	$(6,344)
American High-Income Municipal Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Colorado	$—	$1,380,901	$—	$1,380,901
Texas	—	1,080,992	19,790	1,100,782
California	—	1,036,333	—	1,036,333
New York	—	984,298	—	984,298
Puerto Rico	—	914,238	—	914,238
Illinois	—	912,227	—	912,227
Florida	—	823,671	—	823,671
Wisconsin	—	731,266	—	731,266
Alabama	—	529,447	—	529,447
Pennsylvania	—	431,075	—	431,075
Other	—	5,092,280	10,280	5,102,560
Rights & warrants	—	2,750	—	2,750
Common stocks	—	—	— †	— †
Short-term securities	—	997,074	—	997,074
Total	$—	$14,916,552	$30,070	$14,946,622

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,070	$—	$—	$1,070
Liabilities:
Unrealized depreciation on futures contracts	(4,215)	—	—	(4,215)
Total	$(3,145)	$—	$—	$(3,145)
Refer to the end of the table(s) for footnote(s).

American Funds Tax-Exempt Income Funds	386

The Tax-Exempt Fund of California
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$3,436,791	$—	$3,436,791
Mortgage-backed obligations	—	1,037	—	1,037
Rights & warrants	—	36	—	36
Short-term securities	—	202,297	—	202,297
Total	$—	$3,640,161	$—	$3,640,161

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(486)	$—	$—	$(486)
Total	$(486)	$—	$—	$(486)
American Funds Tax-Exempt Fund of New York
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$286,050	$—	$286,050
Short-term securities	—	5,460	—	5,460
Total	$—	$291,510	$—	$291,510

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(52)	$—	$—	$(52)
Total	$(52)	$—	$—	$(52)
*
Futures contracts are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the funds’ investments may be negatively affected by developments in other countries and regions.

387	American Funds Tax-Exempt Income Funds

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the funds. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.
Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

American Funds Tax-Exempt Income Funds	388

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the funds have greater risk of volatility, and greater risk of loss, from these investments.
Insured municipal bonds — The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and  repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the  funds’ shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit  rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the  insured bond and, therefore, its market value, despite the quality of the underlying issuer.
Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.
Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.
Nondiversification — A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Unfunded commitments — American High-Income Municipal Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of July 31, 2026, the fund had $10,566,000 in unfunded bond commitments, which would represent .07% of the net assets of the fund should such commitments become due. Net unrealized depreciation on unfunded commitments of $3,378,000 is presented in the fund’s statement of assets and liabilities and is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in the fund’s statement of operations.
Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, each fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

389	American Funds Tax-Exempt Income Funds

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
The following table presents the average month-end notional amount of futures contracts while held for each fund (dollars in thousands):
Futures contracts
American Funds Short-Term Tax-Exempt Bond Fund	$137,601
Limited Term Tax-Exempt Bond Fund of America	386,110
The Tax-Exempt Bond Fund of America	2,053,187
American High-Income Municipal Bond Fund	1,125,455
The Tax-Exempt Fund of California	216,750
American Funds Tax-Exempt Fund of New York	17,397
The following tables identify the location of and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from the funds’ use of futures contracts as of, or for the year ended, July 31, 2026 (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$64

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(2,173)	Net unrealized appreciation (depreciation) on futures contracts	$4
Limited Term Tax-Exempt Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$154

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(5,941)	Net unrealized appreciation (depreciation) on futures contracts	$29
Refer to the end of the table(s) for footnote(s).

American Funds Tax-Exempt Income Funds	390

The Tax-Exempt Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$6,344

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(19,774)	Net unrealized appreciation (depreciation) on futures contracts	$(2,113)
American High-Income Municipal Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,070	Unrealized depreciation*	$4,215

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(7,146)	Net unrealized appreciation (depreciation) on futures contracts	$(3,281)
The Tax-Exempt Fund of California
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$486

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(2,042)	Net unrealized appreciation (depreciation) on futures contracts	$(338)
American Funds Tax-Exempt Fund of New York
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$52

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(98)	Net unrealized appreciation (depreciation) on futures contracts	$(66)
*
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

391	American Funds Tax-Exempt Income Funds

Collateral — Each fund either receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts. For futures contracts, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statement of operations.
As of and during the year ended July 31, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; paydowns on fixed-income securities; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Additional tax basis disclosures for each fund as of July 31, 2026, were as follows (dollars in thousands):
	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Undistributed ordinary income	$686	$2,422	$7,394	$15,504	$1,406	$72
Undistributed tax-exempt income	374	1,766	8,322	9,159	1,026	124
Capital loss carryforward[1]	(30,077)	(174,815)	(674,737)	(411,801)	(59,120)	(9,847)
Capital loss carryforward utilized	5,051	12,490	—	—	955	—
Gross unrealized appreciation on investments	6,485	30,407	157,155	325,379	20,584	1,740
Gross unrealized depreciation on investments	(13,322)	(82,734)	(914,803)	(542,526)	(123,695)	(10,856)
Net unrealized appreciation (depreciation) on investments	(6,837)	(52,327)	(757,648)	(217,147)	(103,111)	(9,116)
Cost of investments	2,374,754	6,054,707	25,200,530	15,160,625	3,742,787	300,574
Reclassification from total accumulated loss to capital paid in on shares of beneficial interest	159	336	2,286	7,196	232	39
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Tax-Exempt Income Funds	392

Distributions paid or accrued by each fund were characterized for tax purposes as follows (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$31,420	$371	$31,791	$29,285	$163	$29,448
Class T2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	78	1	79	78	— [3]	78
Class F-2	6,617	76	6,693	6,035	34	6,069
Class F-3	21,799	251	22,050	17,452	101	17,553
Class R-6	3,362	39	3,401	3,408	20	3,428
Total	$63,276	$738	$64,014	$56,258	$318	$56,576
Limited Term Tax-Exempt Bond Fund of America
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$80,022	$643	$80,665	$76,467	$944	$77,411
Class C	171	1	172	182	2	184
Class T2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	633	5	638	647	8	655
Class F-2	19,897	153	20,050	18,013	230	18,243
Class F-3	56,263	444	56,707	46,651	604	47,255
Class R-6	4,589	35	4,624	4,540	57	4,597
Total	$161,575	$1,281	$162,856	$146,500	$1,845	$148,345
The Tax-Exempt Bond Fund of America
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$354,549	$—	$354,549	$350,751	$7,200	$357,951
Class C	2,547	—	2,547	3,232	52	3,284
Class T2	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class F-1	4,460	—	4,460	4,699	98	4,797
Class F-2	188,840	—	188,840	179,158	3,802	182,960
Class F-3	209,623	—	209,623	196,570	4,199	200,769
Class R-6	— [3]	—	— [3]	— [3]	— [3]	— [3]
Total	$760,019	$—	$760,019	$734,410	$15,351	$749,761
Refer to the end of the table(s) for footnote(s).

393	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$218,128	$3,186	$221,314	$208,925	$3,383	$212,308
Class C	2,576	36	2,612	3,059	36	3,095
Class T2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	5,741	83	5,824	4,994	92	5,086
Class F-2	143,964	2,096	146,060	125,385	2,126	127,511
Class F-3	182,909	2,643	185,552	162,517	2,744	165,261
Class R-6	3,021	—	3,021	55,677	961	56,638
Total	$556,339	$8,044	$564,383	$560,557	$9,342	$569,899
The Tax-Exempt Fund of California
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$44,413	$—	$44,413	$42,191	$740	$42,931
Class C	402	—	402	451	6	457
Class T2	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class F-1	1,104	—	1,104	1,198	21	1,219
Class F-2	25,012	—	25,012	21,304	384	21,688
Class F-3	39,704	—	39,704	32,022	584	32,606
Total	$110,635	$—	$110,635	$97,166	$1,735	$98,901
American Funds Tax-Exempt Fund of New York
	Year ended July 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$5,959	$—	$5,959	$5,768	$—	$5,768
Class C	87	—	87	110	—	110
Class T2	— [3]	—	— [3]	— [3]	—	— [3]
Class F-1	31	—	31	19	—	19
Class F-2	1,562	—	1,562	1,344	—	1,344
Class F-3	2,042	—	2,042	1,647	—	1,647
Total	$9,681	$—	$9,681	$8,888	$—	$8,888
2
Effective 6/26/2026, Class T shares were closed and deregistered.
3
Amount less than one thousand.

American Funds Tax-Exempt Income Funds	394

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, CCG and AFS are considered related parties to each fund.
Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. From August 1, 2025 through February 28, 2026, the investment advisory services fee for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, consisted of both an asset-based component and an income component. The asset-based component is based on annual rates that generally decrease as net asset levels increase and the income component was based on a series of decreasing rates on each fund’s monthly gross income.
On November 25, 2025, shareholders of the funds approved amendments to the investment advisory and service agreements to remove the income component and revise the advisory fee schedules for Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, and American Funds Tax-Exempt Fund of New York, effective March 1, 2026. The following tables provide the range of rates, net asset levels and gross income levels for each fund before and after the new agreements became effective:
	Prior to March 1, 2026				Effective March 1, 2026
	Rates		Net asset levels (in billions)		Rates		Net asset levels (in billions)
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of
American Funds Short-Term Tax-Exempt Bond Fund	0.204%	0.175%	$15.0	$15.0	0.204%	0.175%	$15.0	$15.0
Limited Term Tax-Exempt Bond Fund of America	0.143	0.120	15.0	15.0	0.224	0.195	15.0	15.0
The Tax-Exempt Bond Fund of America	0.300	0.105	0.6	28.0	0.253	0.197	15.0	17.0
American High-Income Municipal Bond Fund	0.151	0.130	15.0	15.0	0.280	0.245	15.0	15.0
The Tax-Exempt Fund of California	0.157	0.130	15.0	15.0	0.253	0.212	15.0	15.0
American Funds Tax-Exempt Fund of New York	0.157	0.130	15.0	15.0	0.253	0.212	15.0	15.0

	Prior to March 1, 2026				Effective March 1, 2026
	Rates		Monthly gross income		Rates		Monthly gross income
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of
American Funds Short-Term Tax-Exempt Bond Fund	Not applicable				Not applicable
Limited Term Tax-Exempt Bond Fund of America	3.00%	2.50%	$3,333,333	$3,333,333
The Tax-Exempt Bond Fund of America	3.00	2.00	3,333,333	8,333,333
American High-Income Municipal Bond Fund	3.00	2.50	3,333,333	3,333,333
The Tax-Exempt Fund of California	3.00	2.50	3,333,333	3,333,333
American Funds Tax-Exempt Fund of New York	3.00	2.50	3,333,333	3,333,333

395	American Funds Tax-Exempt Income Funds

Investment advisory services waiver — Prior to March 1, 2026, the effective date of the amended advisory services agreement, CRMC waived a portion of the investment advisory services fees for some of the funds.  During the year ended July 31, 2026, total investment advisory services fees waived by CRMC were $116,000, $95,000, and $50,000 for Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, respectively. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.
The annualized investment advisory services fee rates for the year ended July 31, 2026, before and after the waiver, are as follows:
Fund	Annualized rates
	Before waiver	After waiver
American Funds Short-Term Tax-Exempt Bond Fund	.204%	.204%
Limited Term Tax-Exempt Bond Fund of America	.226	.224
The Tax-Exempt Bond Fund of America	.219	.219
American High-Income Municipal Bond Fund	.279	.279
The Tax-Exempt Fund of California	.256	.253
American Funds Tax-Exempt Fund of New York	.266	.249
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:
Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

American Funds Tax-Exempt Income Funds	396

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class of each fund reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of July 31, 2026, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):
Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,584
Limited-Term Tax-Exempt Bond Fund of America	613
The Tax-Exempt Bond Fund of America	9,375
American High-Income Municipal Bond Fund	1,735
The Tax-Exempt Fund of California	1,704
American Funds Tax-Exempt Fund of New York	201
Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of its respective fund shareholders.
Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact each fund’s investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to each fund’s shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of each fund. Currently the funds pay an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of each fund for CRMC’s provision of administrative services.
For the year ended July 31, 2026, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$1,747	$468	$349
Class T*	—	— †	— †
Class F-1	8	4	1
Class F-2	Not applicable	165	70
Class F-3	Not applicable	13	227
Class R-6	Not applicable	2	35
Total class-specific expenses	$1,755	$652	$682
Limited Term Tax-Exempt Bond Fund of America
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$9,349	$1,248	$935
Class C	92	4	3
Class T*	—	— †	— †
Class F-1	61	31	7
Class F-2	Not applicable	763	213
Class F-3	Not applicable	36	581
Class R-6	Not applicable	3	47
Total class-specific expenses	$9,502	$2,085	$1,786
The Tax-Exempt Bond Fund of America
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$29,200	$3,988	$3,504
Class C	1,115	39	33
Class T*	—	— †	— †
Class F-1	372	179	45
Class F-2	Not applicable	6,556	1,766
Class F-3	Not applicable	132	1,896
Class R-6	Not applicable	— †	— †
Total class-specific expenses	$30,687	$10,894	$7,244
Refer to the end of the table(s) for footnote(s).
American High-Income Municipal Bond Fund
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$17,069	$2,529	$1,707
Class C	818	37	25
Class T*	—	— †	— †
Class F-1	374	179	45
Class F-2	Not applicable	3,910	1,063
Class F-3	Not applicable	88	1,316
Class R-6	Not applicable	1	17
Total class-specific expenses	$18,261	$6,744	$4,173

397	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$3,626	$326	$435
Class C	174	4	5
Class T*	—	— †	— †
Class F-1	92	44	11
Class F-2	Not applicable	800	232
Class F-3	Not applicable	23	358
Total class-specific expenses	$3,892	$1,197	$1,041
American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$452	$56	$54
Class C	34	1	1
Class T*	—	— †	— †
Class F-1	3	1	— †
Class F-2	Not applicable	51	14
Class F-3	Not applicable	1	17
Total class-specific expenses	$489	$110	$86
*
Effective 6/26/2026, Class T shares were closed and deregistered.
†
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses of American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York. Miscellaneous fees and expenses exclude investment advisory services fees and distribution services fees. For the year ended July 31, 2026, total fees and expenses reimbursed by CRMC were $182,000 and $179,000 for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York, respectively. CRMC does not intend to recoup these reimbursements. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in each fund’s prospectus. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):
Fund	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$14	$7	$21
Limited Term Tax-Exempt Bond Fund of America	38	21	59
The Tax-Exempt Bond Fund of America	157	138	295
American High-Income Municipal Bond Fund	87	35	122
The Tax-Exempt Fund of California	22	14	36
American Funds Tax-Exempt Fund of New York	2	1	3
Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the funds.
Security transactions with related funds — Each fund may purchase securities from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain (loss) from such sales, if any, as of July 31, 2026 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
American Funds Short-Term Tax-Exempt Bond Fund	$—	$11,878	$176
Limited Term Tax-Exempt Bond Fund of America	7,377	7,895	(278)
The Tax-Exempt Bond Fund of America	9,943	19,191	(1,053)
American High-Income Municipal Bond Fund	27,623	1,612,732	(120,950)

American Funds Tax-Exempt Income Funds	398

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the year ended July 31, 2026.
8. Committed line of credit

American High-Income Municipal Bond Fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended July 31, 2026.
9. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$307,610	30,517	$31,438	3,120	$(277,436)	(27,516)	$61,612	6,121
Class T2	—	—	—	—	(10)	(1)	(10)	(1)
Class F-1	729	72	78	8	(871)	(86)	(64)	(6)
Class F-2	83,632	8,296	6,472	642	(67,997)	(6,748)	22,107	2,190
Class F-3	287,431	28,517	22,024	2,186	(180,009)	(17,855)	129,446	12,848
Class R-6	8,862	879	3,401	337	(12,272)	(1,218)	(9)	(2)
Total net increase (decrease)	$688,264	68,281	$63,413	6,293	$(538,595)	(53,424)	$213,082	21,150
Year ended July 31, 2025
Class A	$316,682	31,787	$29,093	2,915	$(313,740)	(31,471)	$32,035	3,231
Class T	—	—	—	—	—	—	—	—
Class F-1	751	75	78	8	(954)	(96)	(125)	(13)
Class F-2	89,513	8,990	5,802	581	(64,041)	(6,427)	31,274	3,144
Class F-3	309,555	31,027	17,539	1,758	(147,785)	(14,832)	179,309	17,953
Class R-6	13,278	1,332	3,428	343	(23,743)	(2,382)	(7,037)	(707)
Total net increase (decrease)	$729,779	73,211	$55,940	5,605	$(550,263)	(55,208)	$235,456	23,608
Refer to the end of the table(s) for footnote(s).

399	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$473,274	30,259	$78,898	5,047	$(574,195)	(36,713)	$(22,023)	(1,407)
Class C	1,164	74	170	11	(2,421)	(154)	(1,087)	(69)
Class T2	—	—	—	—	(10)	(1)	(10)	(1)
Class F-1	3,544	227	626	40	(5,386)	(345)	(1,216)	(78)
Class F-2	214,091	13,682	18,774	1,201	(168,489)	(10,776)	64,376	4,107
Class F-3	597,968	38,259	56,405	3,608	(297,772)	(19,042)	356,601	22,825
Class R-6	12,179	778	4,624	296	(17,631)	(1,128)	(828)	(54)
Total net increase (decrease)	$1,302,220	83,279	$159,497	10,203	$(1,065,904)	(68,159)	$395,813	25,323
Year ended July 31, 2025
Class A	$542,866	35,389	$75,550	4,917	$(664,314)	(43,280)	$(45,898)	(2,974)
Class C	1,248	81	181	12	(3,566)	(232)	(2,137)	(139)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,504	98	641	42	(6,300)	(410)	(4,155)	(270)
Class F-2	180,519	11,767	17,039	1,109	(216,221)	(14,093)	(18,663)	(1,217)
Class F-3	411,092	26,758	47,002	3,059	(341,034)	(22,242)	117,060	7,575
Class R-6	17,207	1,121	4,598	299	(30,989)	(2,017)	(9,184)	(597)
Total net increase (decrease)	$1,154,436	75,214	$145,011	9,438	$(1,262,424)	(82,274)	$37,023	2,378
The Tax-Exempt Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$1,697,531	136,365	$341,389	27,415	$(2,032,887)	(163,455)	$6,033	325
Class C	10,800	868	2,503	201	(45,973)	(3,694)	(32,670)	(2,625)
Class T2	—	—	—	—	(10)	(1)	(10)	(1)
Class F-1	20,938	1,681	4,358	350	(42,194)	(3,397)	(16,898)	(1,366)
Class F-2	1,606,157	129,004	177,335	14,239	(1,295,305)	(104,157)	488,187	39,086
Class F-3	1,757,842	141,239	201,502	16,180	(1,247,541)	(100,403)	711,803	57,016
Class R-6	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Total net increase (decrease)	$5,093,268	409,157	$727,087	58,385	$(4,663,910)	(375,107)	$1,156,445	92,435
Year ended July 31, 2025
Class A	$1,866,245	150,721	$344,739	27,937	$(2,307,530)	(187,323)	$(96,546)	(8,665)
Class C	15,487	1,251	3,218	261	(54,655)	(4,421)	(35,950)	(2,909)
Class T	—	—	—	—	—	—	—	—
Class F-1	52,773	4,243	4,685	380	(47,545)	(3,847)	9,913	776
Class F-2	2,033,397	164,963	171,488	13,897	(2,054,447)	(167,577)	150,438	11,283
Class F-3	1,985,818	161,091	195,809	15,870	(2,028,760)	(165,534)	152,867	11,427
Class R-6	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Total net increase (decrease)	$5,953,720	482,269	$719,939	58,345	$(6,492,937)	(528,702)	$180,722	11,912
Refer to the end of the table(s) for footnote(s).

American Funds Tax-Exempt Income Funds	400

American High-Income Municipal Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$1,066,812	69,745	$213,771	13,974	$(962,977)	(63,062)	$317,606	20,657
Class C	14,873	972	2,553	167	(28,752)	(1,880)	(11,326)	(741)
Class T2	—	—	—	—	(10)	(1)	(10)	(1)
Class F-1	80,043	5,231	5,712	373	(47,070)	(3,083)	38,685	2,521
Class F-2	1,618,175	105,822	136,669	8,932	(1,070,375)	(70,642)	684,469	44,112
Class F-3	2,141,897	140,076	170,221	11,122	(966,115)	(63,498)	1,346,003	87,700
Class R-6	305	20	— [3]	— [3]	(1,363,538)	(91,945)	(1,363,233)	(91,925)
Total net increase (decrease)	$4,922,105	321,866	$528,926	34,568	$(4,438,837)	(294,111)	$1,012,194	62,323
Year ended July 31, 2025
Class A	$1,116,769	73,202	$204,225	13,425	$(963,506)	(63,437)	$357,488	23,190
Class C	15,527	1,019	3,012	198	(36,333)	(2,385)	(17,794)	(1,168)
Class T	— [3]	—	—	—	—	—	— [3]	—
Class F-1	82,108	5,356	5,022	330	(66,325)	(4,378)	20,805	1,308
Class F-2	1,454,393	95,729	119,681	7,870	(922,445)	(61,067)	651,629	42,532
Class F-3	1,797,174	118,632	156,957	10,319	(1,694,139)	(112,724)	259,992	16,227
Class R-6	116,576	7,685	56,642	3,724	(21,698)	(1,421)	151,520	9,988
Total net increase (decrease)	$4,582,547	301,623	$545,539	35,866	$(3,704,446)	(245,412)	$1,423,640	92,077
The Tax-Exempt Fund of California
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$249,719	14,918	$41,555	2,481	$(245,851)	(14,719)	$45,423	2,680
Class C	2,490	149	395	23	(6,092)	(364)	(3,207)	(192)
Class T2	—	—	—	—	(10)	(1)	(10)	(1)
Class F-1	7,348	438	1,089	65	(8,356)	(501)	81	2
Class F-2	273,137	16,376	23,659	1,413	(153,399)	(9,174)	143,397	8,615
Class F-3	434,206	25,961	39,622	2,365	(176,175)	(10,579)	297,653	17,747
Total net increase (decrease)	$966,900	57,842	$106,320	6,347	$(589,883)	(35,338)	$483,337	28,851
Year ended July 31, 2025
Class A	$255,219	15,361	$40,041	2,412	$(296,089)	(17,873)	$(829)	(100)
Class C	3,030	183	450	27	(6,837)	(412)	(3,357)	(202)
Class T	—	—	—	—	—	—	—	—
Class F-1	5,699	344	1,201	72	(14,202)	(857)	(7,302)	(441)
Class F-2	355,866	21,661	20,462	1,233	(329,879)	(20,166)	46,449	2,728
Class F-3	349,442	21,015	32,527	1,961	(240,324)	(14,570)	141,645	8,406
Total net increase (decrease)	$969,256	58,564	$94,681	5,705	$(887,331)	(53,878)	$176,606	10,391
Refer to the end of the table(s) for footnote(s).

401	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2026
Class A	$26,994	2,698	$5,509	551	$(31,605)	(3,165)	$898	84
Class C	612	61	82	8	(1,074)	(107)	(380)	(38)
Class T2	—	—	—	—	(9)	(1)	(9)	(1)
Class F-1	3,591	359	31	3	(2,924)	(291)	698	71
Class F-2	15,162	1,519	1,544	155	(12,250)	(1,228)	4,456	446
Class F-3	17,498	1,755	2,035	204	(8,268)	(832)	11,265	1,127
Total net increase (decrease)	$63,857	6,392	$9,201	921	$(56,130)	(5,624)	$16,928	1,689
Year ended July 31, 2025
Class A	$30,307	3,028	$5,302	531	$(37,794)	(3,795)	$(2,185)	(236)
Class C	347	34	104	11	(2,282)	(228)	(1,831)	(183)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,582	256	18	2	(2,512)	(251)	88	7
Class F-2	19,218	1,931	1,344	134	(14,764)	(1,485)	5,798	580
Class F-3	14,620	1,458	1,636	164	(10,810)	(1,081)	5,446	541
Total net increase (decrease)	$67,074	6,707	$8,404	842	$(68,162)	(6,840)	$7,316	709
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T shares were closed and deregistered.
3
Amount less than one thousand.
11. Investment transactions

Each fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended July 31, 2026, as follows (dollars in thousands):
Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$1,239,256	$1,093,378
Limited Term Tax-Exempt Bond Fund of America	2,738,700	2,536,187
The Tax-Exempt Bond Fund of America	6,299,589	5,420,080
American High-Income Municipal Bond Fund	4,675,402	4,136,723
The Tax-Exempt Fund of California	1,286,128	852,111
American Funds Tax-Exempt Fund of New York	52,101	32,014

American Funds Tax-Exempt Income Funds	402

Financial highlights
American Funds Short-Term Tax-Exempt Bond Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$10.03	$.28	$(.02 )	$.26	$(.28 )	$—	$(.28 )	$10.01	2.56%	$1,186	.44%	.43%	2.76%
7/31/2025	9.94	.27	.09	.36	(.27 )	—	(.27 )	10.03	3.67	1,127.45		.44	2.74
7/31/2024	9.81	.25	.12	.37	(.24 )	—	(.24 )	9.94	3.81	1,085.45		.44	2.49
7/31/2023	9.95	.18	(.14 )	.04	(.18 )	—	(.18 )	9.81	.40	1,218.45		.43	1.86
7/31/2022	10.33	.06	(.36 )	(.30 )	(.06 )	(.02 )	(.08 )	9.95	(2.91)	1,318.53		.53	.58
Class F-1:
7/31/2026	10.03	.26	(.02 )	.24	(.26 )	—	(.26 )	10.01	2.37	3.63		.62	2.57
7/31/2025	9.94	.25	.09	.34	(.25 )	—	(.25 )	10.03	3.47	3.63		.62	2.56
7/31/2024	9.81	.23	.12	.35	(.22 )	—	(.22 )	9.94	3.60	3.64		.63	2.29
7/31/2023	9.95	.16	(.14 )	.02	(.16 )	—	(.16 )	9.81	.21	5.63		.61	1.68
7/31/2022	10.33	.04	(.36 )	(.32 )	(.04 )	(.02 )	(.06 )	9.95	(3.09)	6.73		.73	.36
Class F-2:
7/31/2026	10.03	.29	(.02 )	.27	(.29 )	—	(.29 )	10.01	2.69	251.32		.31	2.88
7/31/2025	9.94	.28	.09	.37	(.28 )	—	(.28 )	10.03	3.79	229.33		.32	2.87
7/31/2024	9.81	.26	.12	.38	(.25 )	—	(.25 )	9.94	3.93	196.33		.32	2.61
7/31/2023	9.95	.19	(.14 )	.05	(.19 )	—	(.19 )	9.81	.51	251.34		.32	1.96
7/31/2022	10.33	.07	(.36 )	(.29 )	(.07 )	(.02 )	(.09 )	9.95	(2.79)	293.42		.42	.68
Class F-3:
7/31/2026	10.03	.29	(.02 )	.27	(.29 )	—	(.29 )	10.01	2.76	813.25		.25	2.95
7/31/2025	9.94	.29	.09	.38	(.29 )	—	(.29 )	10.03	3.87	686.25		.25	2.94
7/31/2024	9.81	.27	.12	.39	(.26 )	—	(.26 )	9.94	4.00	501.25		.25	2.69
7/31/2023	9.95	.20	(.14 )	.06	(.20 )	—	(.20 )	9.81	.58	531.26		.25	2.07
7/31/2022	10.33	.08	(.36 )	(.28 )	(.08 )	(.02 )	(.10 )	9.95	(2.72)	335.33		.33	.85
Class R-6:
7/31/2026	10.03	.29	(.02 )	.27	(.29 )	—	(.29 )	10.01	2.76	115.25		.25	2.95
7/31/2025	9.94	.29	.09	.38	(.29 )	—	(.29 )	10.03	3.87	115.25		.25	2.93
7/31/2024	9.81	.27	.12	.39	(.26 )	—	(.26 )	9.94	4.00	121.26		.25	2.68
7/31/2023	9.95	.20	(.14 )	.06	(.20 )	—	(.20 )	9.81	.58	204.26		.25	2.03
7/31/2022	10.33	.08	(.36 )	(.28 )	(.08 )	(.02 )	(.10 )	9.95	(2.72)	253.35		.35	.75

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	53%	56%	42%	53%[5]	53%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Rates exclude in-kind transactions, if any.
[5]
The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital
Group Short-Term Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 60% without the adjustment.

Refer to the notes to financial statements.

403	American Funds Tax-Exempt Income Funds

Financial highlights (continued)
Limited Term Tax-Exempt Bond Fund of America

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$15.41	$.42	$.03	$.45	$(.40 )	$—	$(.40 )	$15.46	2.95%	$3,064	.61%	.61%	2.69%
7/31/2025	15.31	.40	.09	.49	(.39 )	—	(.39 )	15.41	3.22	3,077.61		.61	2.59
7/31/2024	15.08	.35	.22	.57	(.34 )	—	(.34 )	15.31	3.80	3,102.60		.60	2.33
7/31/2023	15.29	.26	(.21 )	.05	(.26 )	—	(.26 )	15.08	.31	3,431.59		.58	1.75
7/31/2022	16.22	.13	(.85 )	(.72 )	(.13 )	(.08 )	(.21 )	15.29	(4.46)	3,959.57		.57	.85
Class C:
7/31/2026	15.41	.31	.03	.34	(.29 )	—	(.29 )	15.46	2.23	8	1.31	1.31	1.99
7/31/2025	15.31	.29	.09	.38	(.28 )	—	(.28 )	15.41	2.49	9	1.31	1.31	1.89
7/31/2024	15.08	.24	.22	.46	(.23 )	—	(.23 )	15.31	3.08	11	1.30	1.30	1.63
7/31/2023	15.29	.15	(.21 )	(.06 )	(.15 )	—	(.15 )	15.08	(.39 )	15	1.29	1.28	1.05
7/31/2022	16.22	.02	(.85 )	(.83 )	(.02 )	(.08 )	(.10 )	15.29	(5.13)	17	1.27	1.27	.15
Class F-1:
7/31/2026	15.41	.42	.03	.45	(.40 )	—	(.40 )	15.46	2.92	24.64		.64	2.66
7/31/2025	15.31	.39	.09	.48	(.38 )	—	(.38 )	15.41	3.18	25.64		.64	2.56
7/31/2024	15.08	.34	.22	.56	(.33 )	—	(.33 )	15.31	3.77	29.64		.64	2.29
7/31/2023	15.29	.25	(.21 )	.04	(.25 )	—	(.25 )	15.08	.28	39.62		.62	1.70
7/31/2022	16.22	.13	(.85 )	(.72 )	(.13 )	(.08 )	(.21 )	15.29	(4.50)	54.61		.61	.79
Class F-2:
7/31/2026	15.41	.46	.03	.49	(.44 )	—	(.44 )	15.46	3.19	727.38		.38	2.92
7/31/2025	15.31	.43	.09	.52	(.42 )	—	(.42 )	15.41	3.46	661.38		.37	2.82
7/31/2024	15.08	.38	.22	.60	(.37 )	—	(.37 )	15.31	4.04	676.37		.37	2.56
7/31/2023	15.29	.29	(.21 )	.08	(.29 )	—	(.29 )	15.08	.55	891.35		.35	1.98
7/31/2022	16.22	.17	(.85 )	(.68 )	(.17 )	(.08 )	(.25 )	15.29	(4.24)	1,022.34		.34	1.08
Class F-3:
7/31/2026	15.41	.48	.03	.51	(.46 )	—	(.46 )	15.46	3.30	2,044.27		.27	3.03
7/31/2025	15.31	.45	.09	.54	(.44 )	—	(.44 )	15.41	3.58	1,686.27		.26	2.94
7/31/2024	15.08	.40	.22	.62	(.39 )	—	(.39 )	15.31	4.16	1,559.26		.26	2.68
7/31/2023	15.29	.31	(.21 )	.10	(.31 )	—	(.31 )	15.08	.65	1,532.25		.24	2.11
7/31/2022	16.22	.19	(.85 )	(.66 )	(.19 )	(.08 )	(.27 )	15.29	(4.14)	1,054.23		.23	1.19
Class R-6:
7/31/2026	15.41	.48	.03	.51	(.46 )	—	(.46 )	15.46	3.30	156.27		.27	3.03
7/31/2025	15.31	.45	.09	.54	(.44 )	—	(.44 )	15.41	3.58	156.27		.26	2.93
7/31/2024	15.08	.40	.22	.62	(.39 )	—	(.39 )	15.31	4.16	164.26		.26	2.67
7/31/2023	15.29	.31	(.21 )	.10	(.31 )	—	(.31 )	15.08	.65	752.25		.24	2.09
7/31/2022	16.22	.19	(.85 )	(.66 )	(.19 )	(.08 )	(.27 )	15.29	(4.14)	839.23		.23	1.19

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	46%	44%	33%	39%[5]	47%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Rates exclude in-kind transactions, if any.
[5]
The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital
Group Core Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 45% without the adjustment.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	404

Financial highlights (continued)
The Tax-Exempt Bond Fund of America

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$12.07	$.40	$.24	$.64	$(.38 )	$—	$(.38 )	$12.33	5.30%	$11,572	.55%	3.20%
7/31/2025	12.45	.39	(.40 )	(.01 )	(.37 )	—	(.37 )	12.07	(.07 )	11,325.53		3.12
7/31/2024	12.20	.37	.23	.60	(.35 )	—	(.35 )	12.45	5.04	11,790.53		3.03
7/31/2023	12.46	.32	(.27 )	.05	(.31 )	—	(.31 )	12.20	.48	11,644.53		2.66
7/31/2022	13.78	.26	(1.25)	(.99 )	(.26 )	(.07 )	(.33 )	12.46	(7.28)	12,649.50		2.01
Class C:
7/31/2026	12.07	.30	.24	.54	(.28 )	—	(.28 )	12.33	4.51	95	1.30	2.45
7/31/2025	12.45	.30	(.40 )	(.10 )	(.28 )	—	(.28 )	12.07	(.84 )	125	1.28	2.37
7/31/2024	12.20	.28	.23	.51	(.26 )	—	(.26 )	12.45	4.24	165	1.28	2.28
7/31/2023	12.46	.23	(.27 )	(.04 )	(.22 )	—	(.22 )	12.20	(.27 )	218	1.28	1.90
7/31/2022	13.78	.16	(1.25)	(1.09)	(.16 )	(.07 )	(.23 )	12.46	(7.97)	289	1.25	1.25
Class F-1:
7/31/2026	12.07	.39	.24	.63	(.37 )	—	(.37 )	12.33	5.21	143.63		3.12
7/31/2025	12.45	.38	(.40 )	(.02 )	(.36 )	—	(.36 )	12.07	(.15 )	156.61		3.04
7/31/2024	12.20	.36	.23	.59	(.34 )	—	(.34 )	12.45	4.96	152.62		2.95
7/31/2023	12.46	.31	(.27 )	.04	(.30 )	—	(.30 )	12.20	.40	185.61		2.58
7/31/2022	13.78	.25	(1.25)	(1.00)	(.25 )	(.07 )	(.32 )	12.46	(7.35)	227.59		1.92
Class F-2:
7/31/2026	12.07	.42	.24	.66	(.40 )	—	(.40 )	12.33	5.48	6,084.38		3.38
7/31/2025	12.45	.42	(.40 )	.02	(.40 )	—	(.40 )	12.07	.11	5,484.36		3.29
7/31/2024	12.20	.40	.23	.63	(.38 )	—	(.38 )	12.45	5.24	5,516.35		3.21
7/31/2023	12.46	.34	(.27 )	.07	(.33 )	—	(.33 )	12.20	.66	5,135.35		2.84
7/31/2022	13.78	.28	(1.25)	(.97 )	(.28 )	(.07 )	(.35 )	12.46	(7.11)	5,047.33		2.18
Class F-3:
7/31/2026	12.07	.43	.24	.67	(.41 )	—	(.41 )	12.33	5.59	6,603.27		3.49
7/31/2025	12.45	.43	(.40 )	.03	(.41 )	—	(.41 )	12.07	.22	5,776.25		3.41
7/31/2024	12.20	.41	.23	.64	(.39 )	—	(.39 )	12.45	5.35	5,816.25		3.32
7/31/2023	12.46	.36	(.27 )	.09	(.35 )	—	(.35 )	12.20	.76	5,108.24		2.94
7/31/2022	13.78	.30	(1.25)	(.95 )	(.30 )	(.07 )	(.37 )	12.46	(7.01)	6,245.22		2.29
Class R-6:
7/31/2026	12.07	.43	.24	.67	(.41 )	—	(.41 )	12.33	5.59	— [3]	.27	3.48
7/31/2025	12.45	.42	(.40 )	.02	(.40 )	—	(.40 )	12.07	.14	— [3]	.26	3.39
7/31/2024	12.20	.41	.23	.64	(.39 )	—	(.39 )	12.45	5.35	— [3]	.25	3.32
7/31/2023	12.46	.36	(.27 )	.09	(.35 )	—	(.35 )	12.20	.76	675.24		2.95
7/31/2022	13.78	.30	(1.25)	(.95 )	(.30 )	(.07 )	(.37 )	12.46	(7.01)	693.22		2.30

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	24%	24%	26%	23%	29%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $1 million.
[4]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

405	American Funds Tax-Exempt Income Funds

Financial highlights (continued)
American High-Income Municipal Bond Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$14.77	$.66	$.38	$1.04	$(.60 )	$—	$(.60 )	$15.21	7.06%	$5,803	.67%	.67%	4.29%
7/31/2025	15.35	.63	(.61 )	.02	(.60 )	—	(.60 )	14.77	.09	5,329.66		.66	4.18
7/31/2024	14.68	.64	.61	1.25	(.58 )	—	(.58 )	15.35	8.77	5,182.66		.65	4.36
7/31/2023	15.30	.58	(.67 )	(.09 )	(.53 )	—	(.53 )	14.68	(.49 )	4,849.65		.64	3.98
7/31/2022	17.20	.48	(1.79)	(1.31)	(.46 )	(.13 )	(.59 )	15.30	(7.78)	5,354.63		.63	2.95
Class C:
7/31/2026	14.77	.55	.38	.93	(.49 )	—	(.49 )	15.21	6.30	76	1.37	1.37	3.59
7/31/2025	15.35	.52	(.61 )	(.09 )	(.49 )	—	(.49 )	14.77	(.63 )	85	1.36	1.36	3.48
7/31/2024	14.68	.53	.61	1.14	(.47 )	—	(.47 )	15.35	7.97	106	1.38	1.37	3.65
7/31/2023	15.30	.48	(.67 )	(.19 )	(.43 )	—	(.43 )	14.68	(1.21)	124	1.37	1.36	3.26
7/31/2022	17.20	.36	(1.78)	(1.42)	(.35 )	(.13 )	(.48 )	15.30	(8.43)	161	1.33	1.33	2.23
Class F-1:
7/31/2026	14.77	.65	.38	1.03	(.59 )	—	(.59 )	15.21	7.04	168.69		.69	4.26
7/31/2025	15.35	.63	(.61 )	.02	(.60 )	—	(.60 )	14.77	.08	126.69		.69	4.16
7/31/2024	14.68	.64	.61	1.25	(.58 )	—	(.58 )	15.35	8.73	111.69		.68	4.32
7/31/2023	15.30	.58	(.67 )	(.09 )	(.53 )	—	(.53 )	14.68	(.52 )	97.68		.67	3.95
7/31/2022	17.20	.47	(1.78)	(1.31)	(.46 )	(.13 )	(.59 )	15.30	(7.81)	100.66		.66	2.91
Class F-2:
7/31/2026	14.77	.69	.38	1.07	(.63 )	—	(.63 )	15.21	7.31	3,994.44		.44	4.52
7/31/2025	15.35	.67	(.61 )	.06	(.64 )	—	(.64 )	14.77	.34	3,226.43		.43	4.41
7/31/2024	14.68	.68	.61	1.29	(.62 )	—	(.62 )	15.35	9.03	2,699.43		.42	4.58
7/31/2023	15.30	.61	(.67 )	(.06 )	(.56 )	—	(.56 )	14.68	(.26 )	2,130.42		.41	4.22
7/31/2022	17.20	.52	(1.79)	(1.27)	(.50 )	(.13 )	(.63 )	15.30	(7.57)	1,784.39		.39	3.20
Class F-3:
7/31/2026	14.77	.71	.38	1.09	(.65 )	—	(.65 )	15.21	7.43	5,074.33		.33	4.62
7/31/2025	15.35	.69	(.61 )	.08	(.66 )	—	(.66 )	14.77	.45	3,630.32		.32	4.52
7/31/2024	14.68	.69	.61	1.30	(.63 )	—	(.63 )	15.35	9.14	3,524.32		.31	4.69
7/31/2023	15.30	.63	(.67 )	(.04 )	(.58 )	—	(.58 )	14.68	(.15 )	2,654.31		.30	4.32
7/31/2022	17.20	.54	(1.79)	(1.25)	(.52 )	(.13 )	(.65 )	15.30	(7.47)	2,302.29		.29	3.32
Class R-6:
7/31/2026	14.77	.71	.38	1.09	(.65 )	—	(.65 )	15.21	7.42	— [4]	.31	.31	5.43
7/31/2025	15.35	.69	(.61 )	.08	(.66 )	—	(.66 )	14.77	.45	1,358.32		.32	4.52
7/31/2024	14.68	.69	.61	1.30	(.63 )	—	(.63 )	15.35	9.14	1,258.32		.31	4.70
7/31/2023	15.30	.63	(.67 )	(.04 )	(.58 )	—	(.58 )	14.68	(.15 )	1,137.31		.31	4.32
7/31/2022	17.20	.53	(1.78)	(1.25)	(.52 )	(.13 )	(.65 )	15.30	(7.47)	1,149.29		.29	3.31

	Year ended July 31,
	2026[5]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	32%	28%	29%	26%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Amount less than $1 million.
[5]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	406

Financial highlights (continued)
The Tax-Exempt Fund of California

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$16.15	$.54	$.38	$.92	$(.51 )	$—	$(.51 )	$16.56	5.72%	$1,460	.58%	.57%	3.21%
7/31/2025	16.78	.51	(.64 )	(.13 )	(.50 )	—	(.50 )	16.15	(.82 )	1,381.57		.57	3.07
7/31/2024	16.37	.49	.39	.88	(.47 )	—	(.47 )	16.78	5.49	1,436.57		.57	3.00
7/31/2023	16.72	.44	(.37 )	.07	(.42 )	—	(.42 )	16.37	.49	1,520.56		.56	2.71
7/31/2022	18.54	.37	(1.75)	(1.38)	(.37 )	(.07 )	(.44 )	16.72	(7.57)	1,677.57		.57	2.10
Class C:
7/31/2026	16.15	.42	.38	.80	(.39 )	—	(.39 )	16.56	4.93	16	1.33	1.32	2.46
7/31/2025	16.78	.38	(.64 )	(.26 )	(.37 )	—	(.37 )	16.15	(1.59)	18	1.32	1.32	2.32
7/31/2024	16.37	.37	.39	.76	(.35 )	—	(.35 )	16.78	4.68	22	1.32	1.32	2.25
7/31/2023	16.72	.32	(.37 )	(.05 )	(.30 )	—	(.30 )	16.37	(.27 )	29	1.31	1.31	1.96
7/31/2022	18.54	.24	(1.75)	(1.51)	(.24 )	(.07 )	(.31 )	16.72	(8.26)	39	1.32	1.32	1.34
Class F-1:
7/31/2026	16.15	.53	.38	.91	(.50 )	—	(.50 )	16.56	5.62	38.67		.67	3.12
7/31/2025	16.78	.49	(.64 )	(.15 )	(.48 )	—	(.48 )	16.15	(.92 )	37.66		.66	2.97
7/31/2024	16.37	.48	.39	.87	(.46 )	—	(.46 )	16.78	5.39	46.67		.67	2.91
7/31/2023	16.72	.43	(.37 )	.06	(.41 )	—	(.41 )	16.37	.40	48.65		.65	2.63
7/31/2022	18.54	.35	(1.75)	(1.40)	(.35 )	(.07 )	(.42 )	16.72	(7.66)	50.66		.66	2.00
Class F-2:
7/31/2026	16.15	.57	.38	.95	(.54 )	—	(.54 )	16.56	5.90	822.41		.40	3.38
7/31/2025	16.78	.54	(.64 )	(.10 )	(.53 )	—	(.53 )	16.15	(.65 )	663.40		.40	3.25
7/31/2024	16.37	.52	.39	.91	(.50 )	—	(.50 )	16.78	5.69	643.39		.39	3.19
7/31/2023	16.72	.47	(.37 )	.10	(.45 )	—	(.45 )	16.37	.67	558.38		.38	2.90
7/31/2022	18.54	.40	(1.75)	(1.35)	(.40 )	(.07 )	(.47 )	16.72	(7.41)	528.39		.39	2.27
Class F-3:
7/31/2026	16.15	.59	.38	.97	(.56 )	—	(.56 )	16.56	6.01	1,334.30		.30	3.48
7/31/2025	16.78	.55	(.64 )	(.09 )	(.54 )	—	(.54 )	16.15	(.55 )	1,014.30		.30	3.35
7/31/2024	16.37	.54	.39	.93	(.52 )	—	(.52 )	16.78	5.79	913.29		.29	3.28
7/31/2023	16.72	.49	(.37 )	.12	(.47 )	—	(.47 )	16.37	.76	589.29		.29	2.99
7/31/2022	18.54	.42	(1.75)	(1.33)	(.42 )	(.07 )	(.49 )	16.72	(7.32)	432.30		.30	2.37

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	26%	32%	23%	23%	27%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

407	American Funds Tax-Exempt Income Funds

Financial highlights (continued)
American Funds Tax-Exempt Fund of New York

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
7/31/2026	$9.63	$.34	$.26	$.60	$(.33 )	$—	$(.33 )	$9.90	6.24%	$181	.66%	.58%	3.43%
7/31/2025	10.15	.32	(.53 )	(.21 )	(.31 )	—	(.31 )	9.63	(2.11)	175.65		.59	3.23
7/31/2024	9.97	.30	.18	.48	(.30 )	—	(.30 )	10.15	4.88	187.65		.59	3.05
7/31/2023	10.19	.27	(.22 )	.05	(.27 )	—	(.27 )	9.97	.51	176.65		.59	2.72
7/31/2022	11.45	.23	(1.18)	(.95 )	(.23 )	(.08 )	(.31 )	10.19	(8.42)	182.65		.61	2.12
Class C:
7/31/2026	9.63	.27	.26	.53	(.25 )	—	(.25 )	9.91	5.45	4	1.41	1.33	2.68
7/31/2025	10.15	.25	(.53 )	(.28 )	(.24 )	—	(.24 )	9.63	(2.85)	3	1.41	1.34	2.47
7/31/2024	9.97	.22	.18	.40	(.22 )	—	(.22 )	10.15	4.10	6	1.41	1.34	2.29
7/31/2023	10.19	.19	(.22 )	(.03 )	(.19 )	—	(.19 )	9.97	(.25 )	8	1.41	1.34	1.96
7/31/2022	11.45	.15	(1.18)	(1.03)	(.15 )	(.08 )	(.23 )	10.19	(9.11)	10	1.40	1.36	1.37
Class F-1:
7/31/2026	9.63	.33	.27	.60	(.32 )	—	(.32 )	9.91	6.14	1.76		.68	3.32
7/31/2025	10.15	.31	(.53 )	(.22 )	(.30 )	—	(.30 )	9.63	(2.23)	1.76		.70	3.12
7/31/2024	9.97	.29	.18	.47	(.29 )	—	(.29 )	10.15	4.77	1.77		.70	2.93
7/31/2023	10.19	.26	(.22 )	.04	(.26 )	—	(.26 )	9.97	.45	1.71		.64	2.66
7/31/2022	11.45	.23	(1.18)	(.95 )	(.23 )	(.08 )	(.31 )	10.19	(8.43)	1.66		.62	2.10
Class F-2:
7/31/2026	9.63	.36	.26	.62	(.35 )	—	(.35 )	9.90	6.42	48.49		.41	3.60
7/31/2025	10.15	.34	(.53 )	(.19 )	(.33 )	—	(.33 )	9.63	(1.95)	42.49		.42	3.40
7/31/2024	9.97	.31	.18	.49	(.31 )	—	(.31 )	10.15	5.07	38.47		.41	3.22
7/31/2023	10.19	.28	(.22 )	.06	(.28 )	—	(.28 )	9.97	.69	28.47		.41	2.90
7/31/2022	11.45	.25	(1.18)	(.93 )	(.25 )	(.08 )	(.33 )	10.19	(8.26)	27.48		.43	2.30
Class F-3:
7/31/2026	9.63	.37	.26	.63	(.36 )	—	(.36 )	9.90	6.54	61.38		.30	3.71
7/31/2025	10.15	.35	(.53 )	(.18 )	(.34 )	—	(.34 )	9.63	(1.84)	49.37		.31	3.52
7/31/2024	9.97	.32	.18	.50	(.32 )	—	(.32 )	10.15	5.18	46.37		.31	3.33
7/31/2023	10.19	.29	(.22 )	.07	(.29 )	—	(.29 )	9.97	.79	39.36		.31	3.01
7/31/2022	11.45	.26	(1.18)	(.92 )	(.26 )	(.08 )	(.34 )	10.19	(8.16)	40.37		.33	2.41

	Year ended July 31,
	2026[4]	2025	2024	2023	2022
Portfolio turnover rate for all share classes	12%	18%	20%	29%	22%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	408

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York and to the Board of Trustees of The American Funds Tax-Exempt Series II and Shareholders of The Tax-Exempt Fund of California
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York, and The Tax-Exempt Fund of California (the sole fund constituting The American Funds Tax-Exempt Series II) (hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
September 11, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

409	American Funds Tax-Exempt Income Funds

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended July 31, 2026 (dollars in thousands):
Fund	Section 163(j) interest dividends	Exempt interest dividends	U.S. government income that may be exempt from state taxation
American Funds Short-Term Tax-Exempt Bond Fund	$812	$63,276	$—
Limited Term Tax-Exempt Bond Fund of America	1,410	161,575	206
The Tax-Exempt Bond Fund of America	—	760,019	2,937
American High-Income Municipal Bond Fund	8,849	556,339	156
The Tax-Exempt Fund of California	—	110,635	—
American Funds Tax-Exempt Fund of New York	—	9,681	—
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

American Funds Tax-Exempt Income Funds	410

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
American Funds Short-Term Tax-Exempt Bond Fund
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
216,440,517
Total shares voting on November 25, 2025:
194,216,327 (89.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	179,571,862	92.5%	14,644,465	7.5%
Pramod Atluri	189,943,392	97.8%	4,272,935	2.2%
Francisco G. Cigarroa	189,910,838	97.8%	4,305,489	2.2%
Nariman Farvardin	189,887,632	97.8%	4,328,695	2.2%
Jennifer C. Feikin	190,446,814	98.1%	3,769,513	1.9%
Leslie Stone Heisz	190,476,107	98.1%	3,740,220	1.9%
Merit E. Janow	190,181,385	97.9%	4,034,942	2.1%
Martin E. Koehler	190,234,723	97.9%	3,981,604	2.1%
Benjamin R. Miller	190,238,843	98.0%	3,977,484	2.0%
Josette Sheeran	190,348,940	98.0%	3,867,387	2.0%
Margaret Spellings	190,515,126	98.1%	3,701,201	1.9%
Alexandra Trower	190,520,455	98.1%	3,695,872	1.9%
Paul S. Williams	190,217,568	97.9%	3,998,759	2.1%
Courtney K. Wolf	190,553,433	98.1%	3,662,894	1.9%

411	American Funds Tax-Exempt Income Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Limited Term Tax-Exempt Bond Fund of America
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
368,748,509
Total shares voting on November 25, 2025:
249,553,847 (67.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	238,741,405	95.7%	10,812,442	4.3%
Pramod Atluri	244,128,161	97.8%	5,425,686	2.2%
Francisco G. Cigarroa	244,370,086	97.9%	5,183,761	2.1%
Nariman Farvardin	244,234,657	97.9%	5,319,190	2.1%
Jennifer C. Feikin	244,231,347	97.9%	5,322,500	2.1%
Leslie Stone Heisz	244,405,884	97.9%	5,147,963	2.1%
Merit E. Janow	242,598,984	97.2%	6,954,863	2.8%
Martin E. Koehler	244,624,809	98.0%	4,929,038	2.0%
Benjamin R. Miller	244,415,009	97.9%	5,138,838	2.1%
Josette Sheeran	244,582,721	98.0%	4,971,126	2.0%
Margaret Spellings	243,128,928	97.4%	6,424,919	2.6%
Alexandra Trower	244,437,959	97.9%	5,115,888	2.1%
Paul S. Williams	244,449,551	98.0%	5,104,296	2.0%
Courtney K. Wolf	244,496,080	98.0%	5,057,767	2.0%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
190,252,824	76.2%	5,874,623	2.4%	8,067,323	3.2%
(broker non-votes = 45,359,077)

American Funds Tax-Exempt Income Funds	412

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
The Tax-Exempt Bond Fund of America
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,892,152,861
Total shares voting on November 25, 2025:
1,298,745,753 (68.6% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,208,206,057	93.0%	90,539,696	7.0%
Pramod Atluri	1,269,648,059	97.8%	29,097,694	2.2%
Francisco G. Cigarroa	1,270,318,083	97.8%	28,427,670	2.2%
Nariman Farvardin	1,269,454,100	97.7%	29,291,653	2.3%
Jennifer C. Feikin	1,270,856,237	97.9%	27,889,516	2.1%
Leslie Stone Heisz	1,270,893,447	97.9%	27,852,306	2.1%
Merit E. Janow	1,204,647,491	92.8%	94,098,262	7.2%
Martin E. Koehler	1,271,040,551	97.9%	27,705,202	2.1%
Benjamin R. Miller	1,271,066,046	97.9%	27,679,707	2.1%
Josette Sheeran	1,271,002,509	97.9%	27,743,244	2.1%
Margaret Spellings	1,205,435,455	92.8%	93,310,298	7.2%
Alexandra Trower	1,271,176,088	97.9%	27,569,665	2.1%
Paul S. Williams	1,270,842,714	97.9%	27,903,039	2.1%
Courtney K. Wolf	1,271,205,581	97.9%	27,540,172	2.1%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
870,595,720	67.0%	33,605,226	2.6%	46,468,962	3.6%
(broker non-votes = 348,075,845)

413	American Funds Tax-Exempt Income Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
American High-Income Municipal Bond Fund
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
819,610,442
Total shares voting on November 25, 2025:
573,747,423 (70.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	519,792,337	90.6%	53,955,086	9.4%
Pramod Atluri	562,379,455	98.0%	11,367,968	2.0%
Francisco G. Cigarroa	562,382,253	98.0%	11,365,170	2.0%
Nariman Farvardin	562,247,310	98.0%	11,500,113	2.0%
Jennifer C. Feikin	562,476,375	98.0%	11,271,048	2.0%
Leslie Stone Heisz	562,444,063	98.0%	11,303,360	2.0%
Merit E. Janow	562,273,459	98.0%	11,473,964	2.0%
Martin E. Koehler	562,727,142	98.1%	11,020,281	1.9%
Benjamin R. Miller	562,848,993	98.1%	10,898,430	1.9%
Josette Sheeran	562,147,516	98.0%	11,599,907	2.0%
Margaret Spellings	562,343,295	98.0%	11,404,128	2.0%
Alexandra Trower	562,714,930	98.1%	11,032,493	1.9%
Paul S. Williams	562,656,151	98.1%	11,091,272	1.9%
Courtney K. Wolf	562,688,894	98.1%	11,058,529	1.9%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
399,638,874	69.7%	14,742,154	2.6%	17,646,798	3.1%
(broker non-votes = 141,719,597)

American Funds Tax-Exempt Income Funds	414

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
The Tax-Exempt Fund of California
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
194,166,682
Total shares voting on November 25, 2025:
170,176,131 (87.6% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	163,652,111	96.2%	6,524,020	3.8%
Pramod Atluri	165,757,502	97.4%	4,418,629	2.6%
Francisco G. Cigarroa	165,786,660	97.4%	4,389,471	2.6%
Nariman Farvardin	165,773,028	97.4%	4,403,103	2.6%
Jennifer C. Feikin	165,949,856	97.5%	4,226,275	2.5%
Leslie Stone Heisz	165,863,009	97.5%	4,313,122	2.5%
Merit E. Janow	165,800,824	97.4%	4,375,307	2.6%
Martin E. Koehler	165,690,646	97.4%	4,485,485	2.6%
Benjamin R. Miller	165,741,957	97.4%	4,434,174	2.6%
Josette Sheeran	165,854,248	97.5%	4,321,883	2.5%
Margaret Spellings	165,901,730	97.5%	4,274,401	2.5%
Alexandra Trower	165,919,982	97.5%	4,256,148	2.5%
Paul S. Williams	165,779,437	97.4%	4,396,694	2.6%
Courtney K. Wolf	165,956,734	97.5%	4,219,397	2.5%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
105,191,366	61.8%	2,848,729	1.7%	5,479,005	3.2%
(broker non-votes = 56,657,031)

415	American Funds Tax-Exempt Income Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
American Funds Tax-Exempt Fund of New York
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
27,937,250
Total shares voting on November 25, 2025:
19,803,641 (70.9% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	19,171,296	96.8%	632,345	3.2%
Pramod Atluri	19,172,705	96.8%	630,936	3.2%
Francisco G. Cigarroa	19,145,704	96.7%	657,937	3.3%
Nariman Farvardin	19,168,518	96.8%	635,123	3.2%
Jennifer C. Feikin	19,205,084	97.0%	598,557	3.0%
Leslie Stone Heisz	19,194,485	96.9%	609,156	3.1%
Merit E. Janow	19,185,354	96.9%	618,287	3.1%
Martin E. Koehler	19,162,207	96.8%	641,434	3.2%
Benjamin R. Miller	19,150,295	96.7%	653,346	3.3%
Josette Sheeran	19,195,448	96.9%	608,193	3.1%
Margaret Spellings	19,191,163	96.9%	612,478	3.1%
Alexandra Trower	19,202,811	97.0%	600,830	3.0%
Paul S. Williams	19,163,167	96.8%	640,474	3.2%
Courtney K. Wolf	19,194,485	96.9%	609,156	3.1%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
13,408,080	67.7%	667,711	3.4%	728,133	3.7%
(broker non-votes = 4,999,717)
The proposal: To approve a change in the fund’s classification from a "diversified" to a "non-diversified" fund
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
13,495,720	68.1%	623,176	3.1%	685,028	3.5%
(broker non-votes = 4,999,717)

American Funds Tax-Exempt Income Funds	416

Remuneration paid to directors, officers and others

Refer to the Trustees’ deferred compensation disclosure in the Notes to financial statements.

417	American Funds Tax-Exempt Income Funds

Approval of Investment Advisory and Service Agreement

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, American Funds Tax-Exempt Fund of New York
At a meeting held in March 2026, the boards of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (each, a “board”) approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, each board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for each fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, each board approved the agreement following the recommendation of its respective Contracts Committee (each a “committee”), which is composed of all the fund’s independent board members. Each board and its committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, each board and its committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
Each board and its committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. Each board and its committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. Each board and its committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. Each board and its committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
Each board and its committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and each board’s and its committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, each board and its committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
Each board and its committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. Each board and its committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. Each board and its committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Tax-Exempt Income Funds	418

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
Each board and its committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. Each board and its committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. Each board and its committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. Each board and its committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
Each board and its committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. Each board and its committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. Each board and its committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. Each board and its committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

419	American Funds Tax-Exempt Income Funds

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series II

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: September 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: September 30, 2026